      As filed with the Securities and Exchange Commission on April 7, 2010

                                                      Registration Nos. 33-54126
                                                                       811-07332

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                         Pre-Effective Amendment No.                   [_]

                       Post-Effective Amendment No. 87                 [X]

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                              Amendment No. 91                         [X]

                                   ----------

                               BLACKROCK FUNDS III
               (Exact Name of Registrant as Specified in Charter)

                                400 Howard Street
                             San Francisco, CA 94105
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: 1-800-882-0052

                                   ----------

                     c/o State Street Bank and Trust Company
                              200 Clarendon Street
                                Boston, MA 02116
                     (Name and Address of Agent for Service)

                                   ----------

                                 With copies to:

     John A. MacKinnon, Esq.                     Andrew Josef, Esq.
        Sidley Austin LLP            BlackRock Institutional Trust Company, N.A.
        787 Seventh Avenue                       400 Howard Street
    New York, New York 10019                San Francisco, CA 94105

                                   ----------

It is proposed that this filing will become effective (check appropriate box)

[_]  Immediately upon filing pursuant to paragraph (b)

[_]  On (date) pursuant to paragraph (b)

[_]  60 days after filing pursuant to paragraph (a)(1)

[_]  On (date) pursuant to paragraph (a)(1)

[X]  75 days after filing pursuant to paragraph (a)(2)

[_]  On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

================================================================================

EQUITIES  FIXED INCOME  REAL ESTATE
 LIQUIDITY  ALTERNATIVES  BLACKROCK SOLUTIONS

[GRAPHIC APPEARS HERE]

BLACKROCK FUNDS III
     LIFEPATH(R) PORTFOLIOS

INVESTOR A SHARES PROSPECTUS | ______________, 2010

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

PORTFOLIO                                                  TICKER SYMBOL
------------------------------------------------------     --------------
LifePath 2025 Portfolio(R) - Investor A Shares                      ____
LifePath 2035 Portfolio(R) - Investor A Shares                      ____
LifePath 2045 Portfolio(R) - Investor A Shares                      ____
LifePath 2055 Portfolio(R) - Investor A Shares                      ____

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THE SECURITIES DESCRIBED HEREIN MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE IN WHICH THE OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                               Table of Contents
--------------------------------------------------------------------------------

                                                             LIFEPATH PORTFOLIO
                                                                       OVERVIEW

  KEY FACTS AND DETAILS ABOUT THE LIFEPATH PORTFOLIOS, INCLUDING
  INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, RISK FACTORS, FEE AND
  EXPENSE INFORMATION, AND HISTORICAL PERFORMANCE INFORMATION
  KEY FACTS ABOUT LIFEPATH 2025 PORTFOLIO...........................  1
  KEY FACTS ABOUT LIFEPATH 2035 PORTFOLIO...........................  6
  KEY FACTS ABOUT LIFEPATH 2045 PORTFOLIO........................... 11
  KEY FACTS ABOUT LIFEPATH 2055 PORTFOLIO........................... 16

                                          DETAILS ABOUT THE LIFEPATH PORTFOLIOS

  INVESTMENT TIME HORIZONS.......................................... 21
  A FURTHER DISCUSSION OF PRINCIPAL INVESTMENT STRATEGIES........... 22
  A FURTHER DISCUSSION OF RISK FACTORS.............................. 28

                                                            ACCOUNT INFORMATION

  DETAILS ABOUT INVESTOR A SHARES................................... 34
  DISTRIBUTION AND SERVICE PAYMENTS................................. 36
  HOW TO BUY, SELL, EXCHANGE AND TRANSFER SHARES.................... 37
  ACCOUNT SERVICES AND PRIVILEGES................................... 42
  LIFEPATH PORTFOLIOS' RIGHTS....................................... 43
  CALCULATING THE LIFEPATH PORTFOLIOS' SHARE PRICE.................. 43
  LIFEPATH PORTFOLIO DISTRIBUTIONS.................................. 43
  FREQUENT TRADING IN LIFEPATH PORTFOLIO SHARES..................... 43
  TAXES............................................................. 44
  MASTER/FEEDER AND FUND OF FUNDS STRUCTURES........................ 45

                                          MANAGEMENT OF THE LIFEPATH PORTFOLIOS

  INVESTMENT ADVISER................................................ 46
  PORTFOLIO MANAGERS................................................ 46
  ADMINISTRATIVE SERVICES........................................... 47
  CONFLICTS OF INTEREST............................................. 47
  CERTAIN LIFEPATH PORTFOLIO POLICIES............................... 48
  FINANCIAL HIGHLIGHTS.............................................. 50
  DISCLAIMERS....................................................... 51

                                                           FOR MORE INFORMATION

  ADDITIONAL INFORMATION.................................... BACK COVER

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

LifePath 2025 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2025 PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
LifePath 2025 Portfolio, a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025. LifePath 2025 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF LIFEPATH 2025 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Investor A Shares of LifePath 2025 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") (formerly, Barclays Global Fund Advisors), and its affiliates. More information about these and other discounts is available from your financial professional and in the "Details About Investor A Shares" section of the prospectus ("Prospectus") and in the "Purchase, Redemption and Pricing of Shares" section of the Statement of Additional Information ("SAI"). The expenses are deducted from LifePath 2025 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Investor A Shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
 Maximum Sales Charge (Load) Imposed on Purchases               5.25%
 (as percentage of offering price)
 Maximum Deferred Sales Charge (Load) (as                       None/(1)/
 percentage of offering price or redemption proceeds,
 whichever is lower)

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees/(2)/                                                           ____%
 Distribution and/or Service (12b-1) Fees                                       ____%
 Other Expenses/(3)/                                                            ____%
  Administration Fees                                                           ____%
  Independent Expenses/(4)/                                                     ____%
 Acquired Fund Fees and Expenses (Underlying Funds)/(5)/                        ____%
 Total Annual Class Operating Expenses/(2)(4)(5)(6)/                            ____%
 Fee Waivers and/or Expense Reimbursements/(2)(4)/                             (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense         ____%
 Reimbursements/(2)(4)(6)(7)/

-------
/(1)/ A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

/(2)/ BFA, the investment adviser to LifePath 2025 Master Portfolio (the "2025
      Master Portfolio"), a series of Master Investment Portfolio ("MIP"), has contractually agreed to waive its management fee at the 2025 Master Portfolio level in an amount equal to the management fees and administration fees, if any, charged to the funds in which the 2025 Master Portfolio invests through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without the consent of the Board of Trustees of MIP.

/(3)/ Other Expenses have been restated to reflect current fees.

/(4)/ "Independent Expenses" consist of those fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services in connection with LifePath 2025 Portfolio and the 2025 Master Portfolio that are allocable to the Investor A Shares of LifePath 2025 Portfolio. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly, Barclays Global Investors, N.A.) and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Investor A Shares of LifePath 2025 Portfolio and the 2025 Master Portfolio, as applicable, for Independent Expenses through December 1,

      2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees of MIP.

/(5)/ "Acquired Fund Fees and Expenses (Underlying Funds)" reflect LifePath
      2025 Portfolio's PRO RATA share of the fees and expenses incurred by investing in the underlying funds or certain other funds.

/(6)/ Total Annual Class Operating Expenses in the table above and the following example reflect the expenses of the Investor A Shares of LifePath 2025 Portfolio and the 2025 Master Portfolio and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2025 Master Portfolio invests.

/(7)/ LifePath 2025 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor A Shares of LifePath 2025 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in LifePath 2025 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2025 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS
          ------       -------
          $  ___       $  ___

PORTFOLIO TURNOVER

The 2025 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect LifePath 2025 Portfolio's performance.

PRINCIPAL INVESTMENT STRATEGIES OF LIFEPATH 2025 PORTFOLIO
--------------------------------------------------------------------------------
LifePath 2025 Portfolio invests all of its assets in the 2025 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2025 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2025. As of _____, 2010, LifePath 2025 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

PRINCIPAL RISKS OF INVESTING IN LIFEPATH 2025 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in LifePath
2025 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2025 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2025 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in LifePath 2025 Portfolio.

..    ALLOCATION RISK - LifePath 2025 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2025 Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

..    CONCENTRATION RISK - LifePath 2025 Portfolio's strategy of concentrating its investments in securities of companies in a particular market, industry, group of industries, sector or asset class, country, region or group of countries means that its performance will be closely tied to the performance of a particular market segment. LifePath 2025 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath 2025 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of companies in other industries or the broader market as a whole.

..    DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk.
     Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of LifePath 2025 Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

..    DERIVATIVES RISK - LifePath 2025 Portfolio's use of derivatives may reduce
     LifePath 2025 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of LifePath 2025 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

..    EMERGING MARKETS RISK - Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

..    EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

..    FOREIGN SECURITIES RISK - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that LifePath 2025 Portfolio will lose money. These risks include:

          . LifePath 2025 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

          . Changes in foreign currency exchange rates can affect the value of LifePath 2025 Portfolio's portfolio.

          . The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

          . The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

          . Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

          . Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

..    INVESTMENT IN MUTUAL FUNDS AND EXCHANGE TRADED FUNDS RISK - LifePath 2025
     Portfolio will invest substantially all of its assets in underlying BlackRock funds, so LifePath 2025 Portfolio's investment performance is directly related to the performance of the Underlying Funds. LifePath 2025 Portfolio may also directly invest in exchange traded funds ("ETFs"). LifePath 2025 Portfolio's net asset value ("NAV") will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in LifePath 2025 Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

..    JUNK BONDS RISK - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for LifePath 2025 Portfolio.

..    MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which LifePath 2025 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

..    MORTGAGE- AND ASSET-BACKED SECURITIES RISK - Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

..    PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

..    REIT INVESTMENT RISK - Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

..    SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, LifePath 2025 Portfolio may lose money and there may be a delay in recovering the loaned securities. LifePath 2025 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for LifePath 2025 Portfolio.

..    U.S. GOVERNMENT OBLIGATION RISK - Certain securities in which LifePath 2025
     Portfolio may invest, including securities issued by certain U.S.
     Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

LifePath 2025 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
LifePath 2025 Portfolio expects to commence operations as soon as practicable after the date of this Prospectus. Because LifePath 2025 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The 2025 Master Portfolio's investment manager is BlackRock Fund Advisors.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                      PORTFOLIO
                     MANAGER OF
                      THE 2025
                       MASTER
                      PORTFOLIO
NAME                    SINCE            TITLE
--------------       -------------      ---------------------------
 Dagmar Nikles        Inception          Director of BTC
 Leslie Gambon        Inception          Director of BTC
 Alan Mason           Inception          Managing Director of BTC

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
You may purchase or redeem shares of LifePath 2025 Portfolio on each day the New York Stock Exchange ("NYSE") is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if you hold shares through LifePath 2025 Portfolio, you should contact LifePath 2025 Portfolio by phone at (800) 441-7762 or by mail c/o BlackRock Funds III, P.O. Box 9819, Providence, RI 02940-8019. LifePath 2025 Portfolio's initial and subsequent investment minimums generally are as follows, although LifePath 2025 Portfolio may reduce or waive the minimums in some cases:

                                         INVESTOR A SHARES
                                         -----------------------------------

  Minimum Initial Investment             $1,000 for all accounts except:

                                         . $250 for certain fee-based
                                         programs
                                         . $100 for retirement plans
                                         . $50, if establishing Automatic
                                         Investment Plan
         Minimum Additional Investment   $50 for all accounts except certain
                                         retirement plans and programs
                                         may have a lower minimum.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2025 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2025 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of LifePath 2025 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of LifePath 2025 Portfolio through a broker-dealer or other financial intermediary, LifePath 2025 Portfolio and BlackRock
Investments, LLC, LifePath 2025 Portfolio's distributor, or its affiliates may pay the intermediary for the sale of LifePath 2025 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend LifePath 2025 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2035 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2035 PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
LifePath 2035 Portfolio, a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035. LifePath 2035 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF LIFEPATH 2035 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Investor A Shares of LifePath 2035 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") (formerly, Barclays Global Fund Advisors), and its affiliates. More information about these and other discounts is available from your financial professional and in the "Details About Investor A Shares" section of the prospectus ("Prospectus") and in the "Purchase, Redemption and Pricing of Shares" section of the Statement of Additional Information ("SAI"). The expenses are deducted from LifePath 2035 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Investor A Shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------
 Maximum Sales Charge (Load) Imposed on Purchases          5.25%
 (as percentage of offering price)
 Maximum Deferred Sales Charge (Load) (as                  None/(1)/
 percentage of offering price or redemption proceeds,
 whichever is lower)

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees/(2)/                                                                   ____%
 Distribution and/or Service (12b-1) Fees                                               ____%
 Other Expenses/(3)/                                                                    ____%
  Administration Fees                                                                   ____%
  Independent Expenses/(4)/                                                             ____%
 Acquired Fund Fees and Expenses (Underlying Funds)/(5)/                                ____%
 Total Annual Class Operating Expenses/(2)(4)(5)(6)/                                    ____%
 Fee Waivers and/or Expense Reimbursements/(2)(4)/                                     (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ____%
 Reimbursements/(2)(4)(6)(7)/

-------
/(1)/ A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

/(2)/ BFA, the investment adviser to LifePath 2035 Master Portfolio (the "2035
      Master Portfolio"), a series of Master Investment Portfolio ("MIP"), has contractually agreed to waive its management fee at the 2035 Master Portfolio level in an amount equal to the management fees and administration fees, if any, charged to the funds in which the 2035 Master Portfolio invests through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without the consent of the Board of Trustees of MIP.

/(3)/ Other Expenses have been restated to reflect current fees.

/(4)/ "Independent Expenses" consist of those fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services in connection with LifePath 2035 Portfolio and the 2035 Master Portfolio that are allocable to the Investor A Shares of LifePath 2035 Portfolio. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly, Barclays Global Investors, N.A.) and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Investor A Shares of LifePath 2035 Portfolio and the 2035 Master Portfolio, as applicable, for Independent Expenses through December 1,

 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees of MIP.

/(5)/ "Acquired Fund Fees and Expenses (Underlying Funds)" reflect LifePath
      2035 Portfolio's PRO RATA share of the fees and expenses incurred by investing in the underlying funds or certain other funds.

/(6)/ Total Annual Class Operating Expenses in the table above and the following example reflect the expenses of the Investor A Shares of LifePath 2035 Portfolio and the 2035 Master Portfolio and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2035 Master Portfolio invests.

/(7)/ LifePath 2035 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor A Shares of LifePath 2035 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in LifePath 2035 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2035 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS
          ------       -------
          $  ___       $  ___

PORTFOLIO TURNOVER

The 2035 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect LifePath 2035 Portfolio's performance.

PRINCIPAL INVESTMENT STRATEGIES OF LIFEPATH 2035 PORTFOLIO
--------------------------------------------------------------------------------
LifePath 2035 Portfolio invests all of its assets in the 2035 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2035 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. As of _____, 2010, LifePath 2035 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

PRINCIPAL RISKS OF INVESTING IN LIFEPATH 2035 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in LifePath
2035 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2035 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2035 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in LifePath 2035 Portfolio.

..    ALLOCATION RISK - LifePath 2035 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2035 Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

..    CONCENTRATION RISK - LifePath 2035 Portfolio's strategy of concentrating its investments in securities of companies in a particular market, industry, group of industries, sector or asset class, country, region or group of countries means that its performance will be closely tied to the performance of a particular market segment. LifePath 2035 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on LifePath 2035 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of companies in other industries or the broader market as a whole.

..    DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk.
     Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of LifePath 2035 Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

..    DERIVATIVES RISK - LifePath 2035 Portfolio's use of derivatives may reduce
     LifePath 2035 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of LifePath 2035 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

..    EMERGING MARKETS RISK - Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

..    EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

..    FOREIGN SECURITIES RISK - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that LifePath 2035 Portfolio will lose money. These risks include:

          . LifePath 2035 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

          . Changes in foreign currency exchange rates can affect the value of LifePath 2035 Portfolio's portfolio.

          . The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

          . The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

          . Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

          . Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

..    INVESTMENT IN MUTUAL FUNDS AND EXCHANGE TRADED FUNDS RISK - LifePath 2035
     Portfolio will invest substantially all of its assets in underlying BlackRock funds, so LifePath 2035 Portfolio's investment performance is directly related to the performance of the Underlying Funds. LifePath 2035 Portfolio may also directly invest in exchange traded funds ("ETFs"). LifePath 2035 Portfolio's net asset value ("NAV") will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in LifePath 2035 Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

..    JUNK BONDS RISK - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for LifePath 2035 Portfolio.

..    MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath 2035 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

..    MORTGAGE- AND ASSET-BACKED SECURITIES RISK - Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

..    PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

..    REIT INVESTMENT RISK - Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

..    SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, LifePath 2035 Portfolio may lose money and there may be a delay in recovering the loaned securities. LifePath 2035 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for LifePath 2035 Portfolio.

..    U.S. GOVERNMENT OBLIGATION RISK - Certain securities in which LifePath 2035
     Portfolio may invest, including securities issued by certain U.S.
     Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

LifePath 2035 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------
LifePath 2035 Portfolio expects to commence operations as soon as practicable after the date of this Prospectus. Because LifePath 2035 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The 2035 Master Portfolio's investment manager is BlackRock Fund Advisors.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                        PORTFOLIO
                       MANAGER OF
                        THE 2035
                         MASTER
                        PORTFOLIO
NAME                      SINCE         TITLE
--------------       -------------      ---------------------------
 Dagmar Nikles       Inception          Director of BTC
 Leslie Gambon       Inception          Director of BTC
 Alan Mason          Inception          Managing Director of BTC

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
You may purchase or redeem shares of LifePath 2035 Portfolio on each day the New York Stock Exchange ("NYSE") is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if you hold shares through LifePath 2035 Portfolio, you should contact LifePath 2035 Portfolio by phone at (800) 441-7762 or by mail c/o BlackRock Funds III, P.O. Box 9819, Providence, RI 02940-8019. LifePath 2035 Portfolio's initial and subsequent investment minimums generally are as follows, although LifePath 2035 Portfolio may reduce or waive the minimums in some cases:

                                    INVESTOR A SHARES
                                    ----------------------------------------------------

    Minimum Initial Investment      $1,000 for all accounts except:
                                    . $250 for certain fee-based programs
                                    . $100 for retirement plans
                                    . $50, if establishing Automatic Investment Plan

    Minimum Additional Investment   $50 for all accounts except certain retirement plans
                                    and programs may have a lower minimum.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2035 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2035 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of LifePath 2035 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of LifePath 2035 Portfolio through a broker-dealer or other financial intermediary, LifePath 2035 Portfolio and BlackRock
Investments, LLC, LifePath 2035 Portfolio's distributor, or its affiliates may pay the intermediary for the sale of LifePath 2035 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend LifePath 2035 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2045 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2045 PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
LifePath 2045 Portfolio, a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045. LifePath 2045 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH 2045 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Investor A Shares of LifePath 2045 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") (formerly, Barclays Global Fund Advisors), and its affiliates. More information about these and other discounts is available from your financial professional and in the "Details About Investor A Shares" section of the prospectus ("Prospectus") and in the "Purchase, Redemption and Pricing of Shares" section of the Statement of Additional Information ("SAI"). The expenses are deducted from LifePath 2045 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Investor A Shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------
 Maximum Sales Charge (Load) Imposed on Purchases          5.25%
 (as percentage of offering price)
 Maximum Deferred Sales Charge (Load) (as                  None/(1)/
 percentage of offering price or redemption proceeds,
 whichever is lower)

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees/(2)/                                                                   ____%
 Distribution and/or Service (12b-1) Fees                                               ____%
 Other Expenses/(3)/                                                                    ____%
  Administration Fees                                                                   ____%
  Independent Expenses/(4)/                                                             ____%
 Acquired Fund Fees and Expenses (Underlying Funds)/(5)/                                ____%
 Total Annual Class Operating Expenses/(2)(4)(5)(6)/                                    ____%
 Fee Waivers and/or Expense Reimbursements/(2)(4)/                                     (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ____%
 Reimbursements/(2)(4)(6)(7)/

-------
/(1)/ A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

/(2)/ BFA, the investment adviser to LifePath 2045 Master Portfolio (the "2045
      Master Portfolio"), a series of Master Investment Portfolio ("MIP"), has contractually agreed to waive its management fee at the 2045 Master Portfolio level in an amount equal to the management fees and administration fees, if any, charged to the funds in which the 2045 Master Portfolio invests through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without the consent of the Board of Trustees of MIP.

/(3)/ Other Expenses have been restated to reflect current fees.

/(4)/ "Independent Expenses" consist of those fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services in connection with LifePath 2045 Portfolio and the 2045 Master Portfolio that are allocable to the Investor A Shares of LifePath 2045 Portfolio. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly, Barclays Global Investors, N.A.) and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Investor A Shares of LifePath 2045 Portfolio and the 2045 Master Portfolio, as applicable, for Independent Expenses through December 1,

      2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees of MIP.

/(5)/ "Acquired Fund Fees and Expenses (Underlying Funds)" reflect LifePath
      2045 Portfolio's PRO RATA share of the fees and expenses incurred by investing in the underlying funds or certain other funds.

/(6)/ Total Annual Class Operating Expenses in the table above and the following example reflect the expenses of the Investor A Shares of LifePath 2045 Portfolio and the 2045 Master Portfolio and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2045 Master Portfolio invests.

/(7)/ LifePath 2045 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor A Shares of LifePath 2045 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in LifePath 2045 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2045 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS
          ------       -------
          $  ___       $  ___

PORTFOLIO TURNOVER

The 2045 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect LifePath 2045 Portfolio's performance.

PRINCIPAL INVESTMENT STRATEGIES OF LIFEPATH 2045 PORTFOLIO
--------------------------------------------------------------------------------
LifePath 2045 Portfolio invests all of its assets in the 2045 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2045 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. As of _____, 2010, LifePath 2045 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

PRINCIPAL RISKS OF INVESTING IN LIFEPATH 2045 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in LifePath
2045 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2045 Portfolio or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in LifePath 2045 Portfolio. An investment in LifePath 2045 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

..    ALLOCATION RISK - LifePath 2045 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining LifePath 2045 Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

..    CONCENTRATION RISK - LifePath 2045 Portfolio's strategy of concentrating its investments in securities of companies in a particular market, industry, group of industries, sector or asset class, country, region or group of countries means that its performance will be closely tied to the performance of a particular market segment. LifePath 2045 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on LifePath 2045 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of companies in other industries or the broader market as a whole.

..    DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk.
     Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of LifePath 2045 Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

..    DERIVATIVES RISK - LifePath 2045 Portfolio's use of derivatives may reduce
     LifePath 2045 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of LifePath 2045 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

..    EMERGING MARKETS RISK - Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

..    EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

..    FOREIGN SECURITIES RISK - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that LifePath 2045 Portfolio will lose money. These risks include:

          . LifePath 2045 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

          . Changes in foreign currency exchange rates can affect the value of LifePath 2045 Portfolio's portfolio.

          . The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

          . The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

          . Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

          . Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

..    INVESTMENT IN MUTUAL FUNDS AND EXCHANGE TRADED FUNDS RISK - LifePath 2045
     Portfolio will invest substantially all of its assets in underlying BlackRock funds, so LifePath 2045 Portfolio's investment performance is directly related to the performance of the Underlying Funds. LifePath 2045 Portfolio may also directly invest in exchange traded funds ("ETFs"). LifePath 2045 Portfolio's net asset value ("NAV") will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in LifePath 2045 Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

..    JUNK BONDS RISK - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for LifePath 2045 Portfolio.

..    MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which LifePath 2045 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

..    MORTGAGE- AND ASSET-BACKED SECURITIES RISK - Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

..    PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

..    REIT INVESTMENT RISK - Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

..    SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, LifePath 2045 Portfolio may lose money and there may be a delay in recovering the loaned securities. LifePath 2045 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for LifePath 2045 Portfolio.

..    U.S. GOVERNMENT OBLIGATION RISK - Certain securities in which LifePath 2045
     Portfolio may invest, including securities issued by certain U.S.
     Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

LifePath 2045 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
LifePath 2045 Portfolio expects to commence operations as soon as practicable after the date of this Prospectus. Because LifePath 2045 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The 2045 Master Portfolio's investment manager is BlackRock Fund Advisors.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                        PORTFOLIO
                       MANAGER OF
                        THE 2045
                         MASTER
                        PORTFOLIO
NAME                      SINCE         TITLE
--------------       ------------       ---------------------------
 Dagmar Nikles        Inception          Director of BTC
 Leslie Gambon        Inception          Director of BTC
 Alan Mason           Inception          Managing Director of BTC

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
You may purchase or redeem shares of LifePath 2045 Portfolio on each day the New York Stock Exchange ("NYSE") is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if you hold shares through the LifePath 2045 Portfolio, you should contact LifePath 2045 Portfolio by phone at (800) 441-7762 or by mail c/o BlackRock Funds III, P.O. Box 9819, Providence, RI 02940-8019. LifePath 2045 Portfolio's initial and subsequent investment minimums generally are as follows, although LifePath 2045 Portfolio may reduce or waive the minimums in some cases:

                                    INVESTOR A SHARES
                                    ----------------------------------------------------

    Minimum Initial Investment      $1,000 for all accounts except:
                                    . $250 for certain fee-based programs
                                    . $100 for retirement plans
                                    . $50, if establishing Automatic Investment Plan

    Minimum Additional Investment   $50 for all accounts except certain retirement plans
                                    and programs may have a lower minimum.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2045 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2045 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of LifePath 2045 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of LifePath 2045 Portfolio through a broker-dealer or other financial intermediary, LifePath 2045 Portfolio and BlackRock
Investments, LLC, LifePath 2045 Portfolio's distributor, or its affiliates may pay the intermediary for the sale of LifePath 2045 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend LifePath 2045 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2055 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2055 PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
LifePath 2055 Portfolio, a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055. LifePath 2055 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF LIFEPATH 2055 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Investor A Shares of LifePath 2055 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Fund Advisors ("BFA") (formerly, Barclays Global Fund Advisors). More information about these and other discounts is available from your financial professional and in the "Details About Investor A Shares" section of the prospectus ("Prospectus") and in the "Purchase, Redemption and Pricing of Shares" section of the Statement of Additional Information ("SAI"). The expenses are deducted from LifePath 2055 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Investor A Shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------
 Maximum Sales Charge (Load) Imposed on Purchases          5.25%
 (as percentage of offering price)
 Maximum Deferred Sales Charge (Load) (as                  None/(1)/
 percentage of offering price or redemption proceeds,
 whichever is lower)

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees/(2)/                                                                   ____%
 Distribution and/or Service (12b-1) Fees                                               ____%
 Other Expenses/(3)/                                                                    ____%
  Administration Fees                                                                   ____%
  Independent Expenses/(4)/                                                             ____%
 Acquired Fund Fees and Expenses (Underlying Funds)/(5)/                                ____%
 Total Annual Class Operating Expenses/(2)(4)(5)(6)/                                    ____%
 Fee Waivers and/or Expense Reimbursements/(2)(4)/                                     (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ____%
 Reimbursements/(2)(4)(6)(7)/

-------
/(1)/ A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

/(2)/ BFA, the investment adviser to LifePath 2055 Master Portfolio (the "2055
      Master Portfolio"), a series of Master Investment Portfolio ("MIP"), has contractually agreed to waive its management fee at the 2055 Master Portfolio level in an amount equal to the management fees and administration fees, if any, charged to the funds in which the 2055 Master Portfolio invests through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without the consent of the Board of Trustees of MIP.

/(3)/ Other Expenses have been restated to reflect current fees.

/(4)/ "Independent Expenses" consist of those fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services in connection with LifePath 2055 Portfolio and the 2055 Master Portfolio that are allocable to the Investor A Shares of LifePath 2055 Portfolio. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly, Barclays Global Investors, N.A.) and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Investor A Shares of LifePath 2055 Portfolio and the 2055 Master Portfolio, as applicable, for Independent Expenses through December 1,

      2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees of MIP.

/(5)/ "Acquired Fund Fees and Expenses (Underlying Funds)" reflect LifePath
      2055 Portfolio's PRO RATA share of the fees and expenses incurred by investing in the underlying funds or certain other funds.

/(6)/ Total Annual Class Operating Expenses in the table above and the following example reflect the expenses of the Investor A Shares of LifePath 2055 Portfolio and the 2055 Master Portfolio and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2055 Master Portfolio invests.

/(7)/ LifePath 2055 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor A Shares of LifePath 2055 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in LifePath 2055 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2055 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS
          ------       -------
          $  ___       $  ___

PORTFOLIO TURNOVER

The 2055 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect LifePath 2055 Portfolio's performance.

PRINCIPAL INVESTMENT STRATEGIES OF LIFEPATH 2055 PORTFOLIO
--------------------------------------------------------------------------------
LifePath 2055 Portfolio invests all of its assets in the 2055 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2055 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. As of _____, 2010, LifePath 2055 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

PRINCIPAL RISKS OF INVESTING IN LIFEPATH 2055 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in LifePath
2055 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2055 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2055 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in LifePath 2055 Portfolio.

..    ALLOCATION RISK - LifePath 2055 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining LifePath 2055 Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

..    CONCENTRATION RISK - LifePath 2055 Portfolio's strategy of concentrating its investments in securities of companies in a particular market, industry, group of industries, sector or asset class, country, region or group of countries means that its performance will be closely tied to the performance of a particular market segment. LifePath 2055 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on LifePath 2055 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of companies in other industries or the broader market as a whole.

..    DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk.
     Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of LifePath 2055 Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

..    DERIVATIVES RISK - LifePath 2055 Portfolio's use of derivatives may reduce
     LifePath 2055 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of LifePath 2055 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

..    EMERGING MARKETS RISK - Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

..    EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

..    FOREIGN SECURITIES RISK - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that LifePath 2055 Portfolio will lose money. These risks include:

          . LifePath 2055 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

          . Changes in foreign currency exchange rates can affect the value of LifePath 2055 Portfolio's portfolio.

          . The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

          . The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

          . Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

          . Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

..    INVESTMENT IN MUTUAL FUNDS AND EXCHANGE TRADED FUNDS RISK - LifePath 2055
     Portfolio will invest substantially all of its assets in underlying BlackRock funds, so LifePath 2055 Portfolio's investment performance is directly related to the performance of the Underlying Funds. LifePath 2055 Portfolio may also directly invest in exchange traded funds ("ETFs"). LifePath 2055 Portfolio's net asset value ("NAV") will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in LifePath 2055 Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

..    JUNK BONDS RISK - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for LifePath 2055 Portfolio.

..    MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which LifePath 2055 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

..    MORTGAGE- AND ASSET-BACKED SECURITIES RISK - Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

..    PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

..    REIT INVESTMENT RISK - Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

..    SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, LifePath 2055 Portfolio may lose money and there may be a delay in recovering the loaned securities. LifePath 2055 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for LifePath 2055 Portfolio.

..    U.S. GOVERNMENT OBLIGATION RISK - Certain securities in which LifePath 2055
     Portfolio may invest, including securities issued by certain U.S.
     Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

LifePath 2055 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
LifePath 2055 Portfolio expects to commence operations as soon as practicable after the date of this Prospectus. Because LifePath 2055 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The 2055 Master Portfolio's investment manager is BlackRock Fund Advisors.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                        PORTFOLIO
                       MANAGER OF
                        THE 2055
                         MASTER
                        PORTFOLIO
NAME                      SINCE         TITLE
--------------       -------------      ---------------------------
 Dagmar Nikles       Inception          Director of BTC
 Leslie Gambon       Inception          Director of BTC
 Alan Mason          Inception          Managing Director of BTC

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
You may purchase or redeem shares of LifePath 2055 Portfolio on each day the New York Stock Exchange ("NYSE") is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if you hold shares through LifePath 2055 Portfolio, you should contact LifePath 2055 Portfolio by phone at (800) 441-7762 or by mail c/o BlackRock Funds III, P.O. Box 9819, Providence, RI 02940-8019. LifePath 2055 Portfolio's initial and subsequent investment minimums generally are as follows, although LifePath 2055 Portfolio may reduce or waive the minimums in some cases:

                                    INVESTOR A SHARES
                                    ----------------------------------------------------

    Minimum Initial Investment      $1,000 for all accounts except:
                                    . $250 for certain fee-based programs
                                    . $100 for retirement plans
                                    . $50, if establishing Automatic Investment Plan

    Minimum Additional Investment   $50 for all accounts except certain retirement plans
                                    and programs may have a lower minimum.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2055 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2055 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of LifePath 2055 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of LifePath 2055 Portfolio through a broker-dealer or other financial intermediary, LifePath 2055 Portfolio and BlackRock
Investments, LLC, LifePath 2055 Portfolio's distributor, or its affiliates may pay the intermediary for the sale of LifePath 2055 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend LifePath 2055 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Details About the LifePath Portfolios
--------------------------------------------------------------------------------
INVESTMENT TIME HORIZONS
--------------------------------------------------------------------------------
Each LifePath Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors on average may be willing to accept given a particular investment time horizon. An investor's time horizon marks the point when the investor plans to start making net withdrawals from his or her investments, in other words, the time when they will cease making new contributions to their investments. For many LifePath Portfolio investors, their time horizon is tied to the date that they plan to retire and begin gradually utilizing their investment to support themselves in retirement. For other LifePath Portfolio investors, their time horizon may represent the date when they plan to make substantial withdrawals for another purpose, such as a major purchase.

As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns. Each LifePath Portfolio has its own time horizon, as described in its investment objective in each LifePath Portfolio's "Key Facts" section in this Prospectus, which affects the targeted risk level of that LifePath Portfolio and, in turn, its asset allocation.

Each LifePath Portfolio has a distinct investment objective tied to its time horizon:

   . LifePath 2025 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025.

   . LifePath 2035 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035.

   . LifePath 2045 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045.

   . LifePath 2055 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055.

You should carefully consider the asset allocation and risks of each LifePath Portfolio before deciding whether to invest.

The LifePath Portfolios are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to begin withdrawing assets. Asset allocation is the distribution of investments among broad types of asset classes: equity securities, bonds and money market instruments. Each LifePath Portfolio is a "feeder" fund that invests all of its assets in a corresponding "master" portfolio (each, a "Master Portfolio") of MIP, a mutual fund that has the same objective and strategies as the applicable LifePath Portfolio. LifePath 2025 Portfolio invests all of its assets in 2025 Master Portfolio. LifePath 2035 Portfolio invests all of its assets in 2035 Master Portfolio. LifePath 2045 Portfolio invests all of its assets in 2045 Master Portfolio. LifePath 2055 Portfolio invests all of its assets in 2055 Master Portfolio. To implement the asset allocation strategy, each Master Portfolio, in turn, invests in a combination of Underlying Funds in proportions based on its own comprehensive investment strategy that gradually becomes more conservative as the year in the LifePath Portfolio's name approaches. BFA is the investment adviser to the Master Portfolios. For simplicity's sake, all discussion of investment objective, strategies and risks of a particular LifePath Portfolio refers also to the investment objective, strategies and risks of the applicable Master Portfolio, unless otherwise indicated. A description of the relationship of the LifePath Portfolios to their respective Master Portfolios appears under the heading "Account Information - Master/Feeder and Fund of Funds Structures" in this Prospectus.

WHICH LIFEPATH PORTFOLIO TO CONSIDER

The first step in choosing which LifePath Portfolio to consider is answering a key question: When will you need the money you are thinking of investing? Will it be in ten years, when your kids are ready for college? Or 30 years, when you retire?

The number in the name of most of the LifePath Portfolios is actually a year - a "target year" when you might expect to begin withdrawing your money. Selecting the LifePath Portfolio that may be most appropriate for your investment may be as simple as matching your target year with the closest LifePath Portfolio target year.

For example, let's say that you are investing for retirement purposes, and that you expect to retire at age 60. If you are 45 years old, you have 15 years before retirement. By adding 15 to the current year, you can define your "target year."

If you expect to retire in the year 2025, as in this example, you may conclude that LifePath 2025 Portfolio is the most appropriate LifePath Portfolio for you.

The investment mix of the LifePath Portfolios gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the LifePath Portfolios increasingly conservative.

In making your investment decision, you should keep in mind:

..    The LifePath Portfolios' investment strategies derive from the risk tolerance of average investors with a particular time horizon.

..    The LifePath Portfolios' time horizons are based on the year in their name.

If you are willing to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns, you may invest some or all of your assets in a LifePath Portfolio with a longer time horizon. If you desire a more conservative investment and are willing to forego some potential returns, you may invest some or all of your assets in a LifePath Portfolio with a shorter time horizon. The final choice is yours.

A FURTHER DISCUSSION OF PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Each LifePath Portfolio invests all of its assets in a corresponding Master Portfolio which allocates and reallocates its assets among the Underlying
Funds. The Master Portfolios with longer time horizons invest a greater portion of their assets in Underlying Funds that invest in equity securities, which provide a greater opportunity for capital appreciation over the long-term but have a greater risk of loss. The Master Portfolios with shorter time horizons invest a greater portion of their assets in Underlying Funds that invest in bonds and money market instruments, which typically offer reduced risk and price volatility but forego some potential returns. Accordingly, under normal circumstances, the LifePath Portfolios with shorter time horizons have lower expected returns than the LifePath Portfolios with longer time horizons.

In addition to investing in Underlying Funds, each Master Portfolio may borrow, lend its portfolio securities to brokers, dealers and financial institutions, and invest the collateral in certain short-term instruments either directly or through one or more joint accounts or money market funds, as described in greater detail in the LifePath Portfolios' SAI.

As each Master Portfolio approaches its designated time horizon, it systematically seeks to reduce the level of risk by allocating assets more conservatively among the Underlying Funds. This systematic shift toward more conservative investments is designed to reduce the risk of significant reductions in the value of an investment in a LifePath Portfolio as it approaches its time horizon.

In determining the allocation of assets to the Underlying Funds, BFA uses a proprietary investment model that analyzes securities market data, including risk, asset class correlations, and expected returns, to provide portfolio allocations among the asset classes represented by the Underlying Funds. The allocations are periodically monitored and rebalanced in an effort to maximize expected return for a given level of risk. In managing the LifePath Portfolios, BFA focuses on long-term targets and objectives. The progression over time of a LifePath Portfolio's asset allocation to more conservative asset classes is a relatively steady process resulting in only gradual changes to the asset allocation from quarter to quarter. The Underlying Funds invest in a mix of equity securities, bonds and money market instruments. Certain Underlying Funds invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivatives, which are subject to additional risks, as described in the "Details About the LifePath Portfolios - A Further Discussion of Risk Factors" section of this Prospectus. The investment model adjusts each LifePath Portfolio's risk level by gradually making it more conservative as the year in the LifePath Portfolio's name approaches.

When a LifePath Portfolio reaches its stated time horizon and enters its most conservative phase, the allocation of its assets is expected to be similar to that of LifePath Retirement Portfolio (which is offered in a separate prospectus). Such LifePath Portfolio and LifePath Retirement Portfolio may then continue to operate as separate funds or, subject to approval by the Trust's Board of Trustees, they may be merged into a single fund.

THE UNDERLYING FUNDS

Two of the Underlying Funds - Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio - are diversified portfolios of MIP. Active Stock Master Portfolio seeks to provide long-term appreciation of capital. BFA invests Active Stock Master Portfolio's assets using a proprietary quantitative model that is designed to select stocks based on an analysis of a wide range of company-specific factors. CoreAlpha Bond Master Portfolio seeks to provide a combination of income and capital growth. BFA invests CoreAlpha Bond Master Portfolio's assets pursuant to a systematic method that relies on proprietary quantitative models to allocate assets among various bond sectors by evaluating each sector's relative value and risk-adjusted return.

The remaining Underlying Funds, other than BlackRock Cash Funds: Institutional (the "Underlying Money Market Fund") are ETFs that are part of the iShares family of funds ("Underlying iShares Funds"). Each of the Underlying iShares Funds seeks investment results that correspond generally to the performance, before fees and expenses, of its underlying index. As a result, adverse performance of a particular security in an Underlying iShares Fund's portfolio will ordinarily not result in the elimination of the security from the Underlying iShares Fund's portfolio. Each Underlying iShares Fund offers and issues iShares at their NAV per share only to certain institutional investors in aggregations of a specified number of iShares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. The iShares for these Underlying iShares Funds are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges. BFA purchases iShares on behalf of the Master Portfolios in the secondary market.

The relative weightings for each Master Portfolio in the various Underlying Funds will vary over time, and BFA is not required to invest any Master Portfolio's assets in each of the Underlying Funds or in any particular percentage in any given Underlying Fund. BFA may add, eliminate or replace Underlying Funds at any time.

Each Master Portfolio currently expects to invest in some or all of the Underlying Funds described below:

ACTIVE STOCK MASTER PORTFOLIO

Active Stock Master Portfolio seeks to provide long-term appreciation of capital. Active Stock Master Portfolio invests, under normal circumstances, at least 80% of its assets in common stocks. Active Stock Master Portfolio invests primarily in equity securities of U.S. companies with market capitalizations similar to the range of market capitalizations represented in the Standard & Poor's ("S&P") 500 Index(R). BFA invests Active Stock Master Portfolio's assets using a proprietary quantitative model that is designed to select stocks based on an analysis of a wide range of company-specific factors, such as relative values based on earnings and cash flows; earnings quality as measured by the company's financial condition and earnings reports; sentiment as expressed through management and market participant behavior; and industry classification. BFA considers risk parameters in deciding upon Active Stock Master Portfolio's aggregate holdings, and factors trading costs into its stock selection process.

COREALPHA BOND MASTER PORTFOLIO

CoreAlpha Bond Master Portfolio seeks to provide a combination of income and capital growth. BFA invests CoreAlpha Bond Master Portfolio's assets pursuant to a systematic method that relies on proprietary quantitative models to allocate assets among various bond sectors by evaluating each sector's relative value and risk-adjusted return. BFA's models also allocate assets among bonds of different maturities based on yield characteristics and expectations. Specific investment selection decisions are made on the basis of evaluations of relative value, credit quality and other factors. CoreAlpha Bond Master Portfolio invests, under normal circumstances, at least 80% of its assets in bonds. For the purposes of this strategy, "bonds" include the following: obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; debt obligations of U.S. corporations; U.S. dollar-denominated debt obligations of foreign issuers; municipal securities; and asset-backed securities. CoreAlpha Bond Master Portfolio invests a substantial portion of its assets in U.S.-registered, dollar-denominated bonds. CoreAlpha Bond Master Portfolio may invest in bonds of any maturity or duration.

BLACKROCK CASH FUNDS: INSTITUTIONAL

BlackRock Cash Funds: Institutional seeks a high level of income consistent with liquidity and the preservation of capital. BlackRock Cash Funds:
Institutional invests in high-quality, short-term money market instruments that include fixed-rate, floating-rate and variable-rate debt securities. BlackRock Cash Funds: Institutional also may invest in high-quality, short-term U.S. and foreign government debt, including the debt of agencies and instrumentalities, such as the Federal National Mortgage Association ("Fannie Mae"), U.S. and foreign bank obligations, corporate obligations, repurchase agreements and asset-backed securities.

UNDERLYING ISHARES FUNDS

In managing each of the Underlying iShares Funds, BFA uses a representative sampling index strategy. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the applicable underlying index. Underlying iShares Funds that use representative sampling may or may not hold all of the securities in the relevant underlying index.

ISHARES S&P 500 INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Index(R), which measures the performance of the large-capitalization sector of the U.S. equity market. The component stocks are weighted according to the float-adjusted market value of their outstanding shares.

ISHARES S&P MIDCAP 400 INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400 Index(TM), which measures the performance of the mid-capitalization sector of the U.S. equity market. The stocks in the S&P MidCap 400 Index(TM) have a market capitalization between $750 million and $3.3 billion (which may fluctuate depending on the overall level of the equity markets) as of _____, 2010 and are selected for liquidity and industry group representation. The S&P MidCap 400 Index(TM) consists of stocks from a broad range of industries.

ISHARES S&P SMALLCAP 600 INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600 Index(TM), which measures the performance of the small-capitalization sector of the U.S. equity market. The stocks in the S&P SmallCap 600 Index(TM) have a market capitalization between $200 million and $1 billion (which may fluctuate depending on the overall level of the equity markets) as of ____, 2010 and are selected for liquidity and industry group representation.

ISHARES S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P National AMT-Free Municipal Bond Index, which measures the performance of the investment-grade segment of the U.S. municipal bond market. As of March 31, 2010, there were ____ issues in the S&P National AMT-Free Municipal Bond Index.

ISHARES S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Sector Index(TM), which measures the performance of U.S.-traded stocks of natural resource-related companies in the U.S. and Canada, and includes companies in the following categories: producers of oil, gas and consumable fuels, energy equipment and services, metals and mining, manufacturers of paper and forest products, and producers of construction materials, containers and packaging.

ISHARES RUSSELL MIDCAP INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. The Russell Midcap Index is a float-adjusted, capitalization-weighted index of the 800 smallest issuers in the Russell 1000(R) Index.

ISHARES RUSSELL 2000 INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index, which measures the performance of the small capitalization sector of the U.S. equity market. The Russell 2000 Index is a float-adjusted, capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000(R) Index.

ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Major Index (the "Cohen & Steers Index"), which consists of selected U.S. REITs. The objective of the Cohen & Steers Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Cohen & Steers Index based on a rigorous review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion in the Cohen & Steers Index must meet minimum market capitalization and liquidity requirements. The Cohen & Steers Index is weighted according to the total market value of each REIT's outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the Cohen & Steers Index. Within the REIT market, the Cohen & Steers Index is diversified across property sectors that represent the current market.

ISHARES FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index, which measures the stock performance of companies engaged in the ownership and development of the following real estate markets defined as developed by FTSE EPRA/NAREIT: Canada, Europe (including Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom (including the Channel Islands)), Middle East (Israel) and Asia (including Australia, Hong Kong, Japan, New Zealand and Singapore). As of March 31, 2010, the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index was comprised of stocks of companies in the following markets: [Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Singapore, Spain, Sweden, Switzerland and the United Kingdom.]

ISHARES MSCI CANADA INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Canada Index developed by MSCI Inc. ("MSCI"). The MSCI Canada Index consists of stocks traded primarily on the Toronto Stock Exchange.

ISHARES MSCI EAFE INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE(R) Index, which has been developed by MSCI as an equity benchmark for its international stock performance. The MSCI EAFE Index includes stocks from Europe, Australasia and the Far East.

ISHARES MSCI EAFE SMALL CAP INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Small Cap Index, which represents the small cap size segment of the MSCI EAFE Index. The MSCI EAFE(R) Index includes securities from Europe, Australasia and the Far East. Under MSCI's Global Investable Market Index methodology, the small cap universe consists of the securities of those companies whose securities are not included in the large cap or mid cap segments of a particular market, which together comprise approximately 85% of each market's free float-adjusted market capitalization. The small cap segment covers the 85%-99% range of each market's free float-adjusted market capitalization.

ISHARES MSCI EMERGING MARKETS INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index, which is designed to measure equity market performance in the global emerging markets. [As of March 31, 2010, the MSCI Emerging Markets Index consisted of the following 22 emerging market country indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey.] Emerging market country indexes may be added to or deleted from the MSCI Emerging Markets Index from time to time. The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest up to 10% of its assets in shares of other iShares funds that invest in securities in the MSCI Emerging Markets Index. BFA waives a portion of its advisory fees otherwise due from the iShares MSCI Emerging Markets Index Fund in an amount equal to the portfolio management fees incurred by assets that are invested in shares of other iShares funds.

ISHARES BARCLAYS 1-3 YEAR CREDIT BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 1-3 Year Credit Bond Index, which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than three years.

ISHARES BARCLAYS 1-3 YEAR TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 1-3 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years.

ISHARES BARCLAYS 3-7 YEAR TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 3-7 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years.

ISHARES BARCLAYS 7-10 YEAR TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 7-10 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years.

ISHARES BARCLAYS 10-20 YEAR TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 10-20 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than 20 years.

ISHARES BARCLAYS 20+ YEAR TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 20+ Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 years or more.

ISHARES BARCLAYS AGGREGATE BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Aggregate Bond Index, which measures the performance of the total U.S. investment-grade bond market, which includes investment-grade U.S. Treasury bonds, government-related bonds, investment-grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The securities in the Index have $250 million or more of outstanding face value and have at least one year remaining to maturity. In addition, the securities must be U.S. dollar-denominated, fixed-rate and non-convertible. Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds are excluded from the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

ISHARES BARCLAYS CREDIT BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Credit Bond Index, which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year.

ISHARES BARCLAYS GOVERNMENT/CREDIT BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Government/Credit Bond Index, which measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (I.E., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to one year.

ISHARES BARCLAYS INTERMEDIATE CREDIT BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Credit Bond Index, which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than ten years.

ISHARES BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Government/

Credit Bond Index, which measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (I.E., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to one year and less than ten years.

ISHARES BARCLAYS MBS BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. MBS Index, which measures the performance of investment-grade mortgage-backed pass-through securities issued by the Government National Mortgage Association, Fannie Mae and the Federal Home Loan Mortgage Corporation.

ISHARES BARCLAYS SHORT TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Short Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months.

ISHARES BARCLAYS TIPS BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as "TIPS."

ISHARES JPMORGAN USD EMERGING MARKETS BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan EMBI Global Core Index, which is a broad, diverse U.S. dollar-denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries.

ISHARES IBOXX $ HIGH YIELD CORPORATE BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx(R) $ Liquid High Yield Index, which is a rules-based index consisting of liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the International Index Company Limited ("IIC"). The iBoxx(R) $ Liquid High
Yield Index is designed to provide a broad representation of the U.S. dollar-denominated high yield liquid corporate bond market. The iBoxx(R)
$ Liquid High Yield Index is a modified market value weighted index. There is no limit to the number of issues in the iBoxx(R) $ Liquid High Yield
Index, but as of March 31, 2010, the iBoxx(R) $ Liquid High Yield Index included approximately ___ constituents. [Certain methodology changes took effect at the iBoxx(R) $ Liquid High Yield Index's June 30, 2009 rebalancing, and weighting adjustments are expected to be completed over a six-month period.]

The following table lists the Underlying Funds and the asset allocation for each Master Portfolio as of the commencement of operations. BFA allocates each Master Portfolio's assets among the Underlying Funds based on the Master Portfolio's investment objective and policies. The asset allocation for each Master Portfolio will vary over time, and BFA is not required to invest any Master Portfolio's assets in each of the Underlying Funds or in any particular percentage in any given Underlying Fund. BFA may add, eliminate or replace Underlying Funds at any time:

                                UNDERLYING FUNDS
                     (as of the commencement of operations)

                                                           LIFEPATH        LIFEPATH        LIFEPATH       LIFEPATH
                                                             2025            2035            2045           2055
                                                          PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                          ---------       ---------       ---------       ---------
 CAPITAL GROWTH
 Master Investment Portfolio-Active Stock Master               ____%           ____%           ____%          ____%
 Portfolio
 iShares S&P MidCap 400 Index Fund                             ____%           ____%           ____%          ____%
 iShares S&P SmallCap 600 Index Fund                           ____%           ____%           ____%          ____%
 iShares MSCI EAFE Index Fund                                  ____%           ____%           ____%          ____%
 iShares Cohen & Steers Realty Majors Index Fund               ____%           ____%           ____%          ____%
 iShares FTSE EPRA/NAREIT Developed Real Estate                ____%           ____%           ____%          ____%
 ex-U.S. Index Fund
 iShares MSCI Emerging Markets Index Fund                      ____%           ____%           ____%          ____%
 iShares MSCI Canada Index Fund                                ____%           ____%           ____%          ____%
 iShares MSCI EAFE Small Cap Index Fund                        ____%           ____%           ____%          ____%
 CAPITAL GROWTH AND INCOME
 Master Investment Portfolio-CoreAlpha Bond Master             ____%           ____%           ____%          ____%
 Portfolio
 iShares Barclays TIPS Bond Fund                               ____%           ____%           ____%          ____%
 INCOME
 BlackRock Cash Funds: Institutional - SL Agency               ____%           ____%           ____%          ____%
 Shares

-------
Note: The allocation percentages may not add to, or may appear to exceed, 100% due to rounding.

"Standard & Poor's(R)," "S&P(R)," "S&P 500 Index(R)," "S&P
MidCap 400 Index(TM)," "S&P SmallCap 600 Index(TM)," "S&P National AMT-Free Municipal Bond Index(TM)," and "S&P North American Natural Resources Sector Index(TM)" are trademarks of Standard & Poor's Financial Services LLC (a subsidiary of The McGraw-Hill Companies) ("S&P") licensed for use for certain purposes by BTC. The iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and iShares S&P North American Natural Resources Sector Index Fund that are based on S&P Indexes are not sponsored, endorsed, sold or promoted by S&P or its affiliates, and S&P and its affiliates make no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"International Index Company Limited" and "iBoxx(R) $ Liquid High Yield
Index" are trademarks of IIC licensed for use for certain purposes by BTC. The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC, and IIC makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"FTSE," "EPRA," "NAREIT" and "FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index" are marks that have been licensed for use for certain purposes by BTC. The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE, the London Stock Exchange plc, Euronext N.V., the Financial Times Limited, EPRA or NAREIT (together the "FTSE Licensor Parties"), and the FTSE Licensor Parties make no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"JPMorgan" and "JPMorgan EMBI Global Core Index" are trademarks of JPMorgan Chase & Co.(Copyright) ("JPMorgan") licensed for use for certain purposes by BTC. The iShares JPMorgan USD Emerging Markets Bond Fund is not sponsored, endorsed, sold or promoted by JPMorgan, and JPMorgan makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"Cohen & Steers" and "Cohen & Steers Realty Majors Index" are trademarks of Cohen & Steers Capital Management, Inc. ("Cohen & Steers") licensed for use for certain purposes by BTC. The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers, and Cohen & Steers makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"Barclays Capital Inc.," "Barclays Capital U.S. 1-3 Year Credit Bond Index," "Barclays Capital U.S. 1-3 Year Treasury Bond Index," "Barclays Capital U.S. 3-7 Year Treasury Bond Index," "Barclays Capital U.S. 7-10 Year Treasury Bond Index," "Barclays Capital U.S. 10-20 Year Treasury Bond Index," "Barclays Capital U.S. 20+ Year Treasury Bond Index," "Barclays Capital U.S. Aggregate Bond Index," "Barclays Capital U.S. Credit Bond Index," "Barclays Capital U.S. Government/Credit Bond Index," "Barclays Capital U.S. Intermediate Credit Bond Index," "Barclays Capital U.S. Intermediate Government/Credit Bond Index," "Barclays Capital U.S. MBS Index," "Barclays Capital U.S. Short Treasury Bond Index," and the "Barclays Capital U.S. Treasury Inflation Protected Securities
(TIPS) Index (Series-L)" (collectively referred to as the "iShares Bond Fund Indexes") are trademarks of Barclays Bank PLC licensed for use for certain purposes by BTC. The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund are not sponsored, endorsed, sold or promoted by Barclays Capital Inc. ("Barclays Capital"), and Barclays Capital makes no representation or warranty, express or implied, regarding the advisability of investing in iShares. The iShares Bond Fund Indexes are maintained by Barclays Capital. Neither BTC nor BFA has or will have a role in maintaining the iShares Bond Fund Indexes.

"MSCI Canada Index/SM/," "MSCI EAFE(R) Index" and "MSCI Emerging Markets Index/SM/" are servicemarks and "MSCI EAFE Small Cap Index" is a trademark of MSCI, and such marks have been licensed for use for certain purposes by BTC. The iShares MSCI Canada Index Fund, iShares MSCI

EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI, and neither MSCI nor any other party makes any representation or warranty, express or implied, regarding the advisability of investing in iShares.

A FURTHER DISCUSSION OF RISK FACTORS
--------------------------------------------------------------------------------
This section contains a description of the general risks of investing in the LifePath Portfolios. "Description of the LifePath Portfolios and their Investments and Risks" in the SAI also includes more information about the LifePath Portfolios, their investments and the related risks. There can be no guarantee that a LifePath Portfolio will meet its objective or that a LifePath Portfolio's performance will be positive for any period of time. An investment in a LifePath Portfolio is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency.

GENERAL

The NAV of each LifePath Portfolio's shares is neither insured nor guaranteed, is not fixed and will fluctuate.

GENERAL RISKS APPLICABLE TO THE LIFEPATH PORTFOLIOS

ALLOCATION RISK - The LifePath Portfolios' ability to achieve their investment goals depends upon BFA's skill in determining the LifePath Portfolios' strategic asset class allocation and in selecting the best mix of Underlying Funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the Underlying Funds will achieve their investment objectives, and the Underlying Funds' performance may be lower than the performance of the asset class which they were selected to represent. The Underlying Funds may change their investment objectives or policies without the approval of the LifePath Portfolios. If an Underlying Fund were to change its investment objective or policies, the LifePath Portfolios might be forced to withdraw their investment from the Underlying Fund at a disadvantageous time and price.

CONCENTRATION RISK - The LifePath Portfolios' strategy of concentrating its investments in securities of companies in a particular market, industry, group of industries, sector or asset class, country, region or group of countries means that their performance will be closely tied to the performance of a particular market segment. The LifePath Portfolios' concentration in these companies may present more risks than if they were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath Portfolios than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of companies in other industries or the broader market as a whole.

DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolios' investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

DERIVATIVE SECURITIES RISK - The LifePath Portfolios' use of derivatives may reduce the LifePath Portfolios' returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolios' use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolios to sell or otherwise close a derivatives position could expose the LifePath Portfolios to losses and could make derivatives more difficult for the LifePath Portfolios to value accurately. The LifePath Portfolios could also suffer losses related to their derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BFA may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the LifePath Portfolios' derivatives positions to lose value. When a derivative is used as a hedge against a position that the LifePath Portfolios hold, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the LifePath Portfolios' hedging transactions will be effective. The income from certain derivatives may be subject to U.S. federal income tax.

EMERGING MARKETS RISK - The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the LifePath Portfolio could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the LifePath Portfolio's investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

EQUITY SECURITIES RISK - Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the LifePath Portfolios could decline if the financial condition of the companies the LifePath Portfolios invest in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

FOREIGN SECURITIES RISK - Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. In particular, the LifePath Portfolio is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the LifePath Portfolio to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

CERTAIN RISKS OF HOLDING FUND ASSETS OUTSIDE THE UNITED STATES - The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the LifePath Portfolio's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the LifePath Portfolio to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the LifePath Portfolio can earn on its investments and typically results in a higher operating expense ratio for the LifePath Portfolio than for investment companies invested only in the United States.

CURRENCY RISK - Securities and other instruments in which the LifePath Portfolio invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the LifePath Portfolio.

Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as "currency risk," means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

FOREIGN ECONOMY RISK - The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair the LifePath Portfolio's ability to purchase or sell foreign securities or transfer the LifePath Portfolio's assets or income back into the United States, or otherwise adversely affect the LifePath Portfolio's operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the LifePath Portfolio's investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the LifePath Portfolio's investments.

GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS - Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company's securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the LifePath Portfolio to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for LifePath Portfolio management to completely and accurately determine a company's financial condition.

SETTLEMENT RISK - Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the LifePath Portfolio to carry out transactions. If the LifePath Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the LifePath Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party; the LifePath Portfolio could be liable for any losses incurred.

INVESTMENTS IN MUTUAL FUNDS AND ETFS RISK - Each LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolios may also directly invest in ETFs. The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolios will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs. For example, the LifePath Portfolios indirectly pay a portion of the expenses (including operating expenses and management fees) incurred by the Underlying Funds and ETFs.

One Underlying Fund may buy the same securities that another Underlying Fund sells. In addition, a LifePath Portfolio may buy the same securities that an Underlying Fund sells, or vice-versa. If this happens, an investor in the LifePath Portfolio would indirectly bear the costs of these transactions without accomplishing the intended investment purpose. Also, an investor in a LifePath Portfolio may receive taxable gains from portfolio transactions by an Underlying Fund, as well as taxable gains from transactions in shares of the Underlying Fund by the LifePath Portfolio. Certain of the Underlying Funds may hold common portfolio securities, thereby reducing the diversification benefits of the LifePath Portfolios.

In order to minimize expenses, the LifePath Portfolios intend to invest in the class of shares of each Underlying Fund with the lowest shareholder fees and net fund operating expenses. As the Underlying Funds or the LifePath Portfolios' allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the LifePath Portfolios may increase or decrease.

Underlying iShares Funds are subject to additional risks due to their shares being listed and traded on securities exchanges. There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged. An ETF may trade at, above or below its NAV. The NAV of an ETF will fluctuate with changes in the market value of its holdings. The trading price of an ETF will generally fluctuate in accordance with changes in its NAV, as well as market supply and demand.

JUNK BONDS RISKS - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolios. The major risks of junk bond investments include:

..    Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

..    Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer's industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.

..    Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

..    Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the LifePath Portfolios before it matures. If the issuer redeems junk bonds, the LifePath Portfolios may have to invest the proceeds in bonds with lower yields and may lose income.

..    Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the LifePath Portfolios' securities than is the case with securities trading in a more liquid market.

..    The LifePath Portfolios may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

..    The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath Portfolios invest will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

MORTGAGE- AND ASSET-BACKED SECURITIES RISK - Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, mortgage- and asset-backed backed securities are subject to "prepayment risk" and "extension risk." Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the LifePath Portfolios may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. Asset-backed securities and commercial mortgage-backed securities ("CMBS") generally experience less prepayment than residential mortgage-backed securities.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The LifePath Portfolios' investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The LifePath Portfolios' investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations ("CMOs"). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only (POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as "mortgage derivatives" and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the LifePath Portfolios invest in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by BFA, it is possible that the LifePath Portfolios could lose all or substantially all of their investment.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the LifePath Portfolios' mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the LifePath Portfolios may invest may also provide a degree of investment leverage, which could cause the LifePath Portfolios to lose all or substantially all of their investment.

PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for the Underlying iShares Funds, those Underlying iShares Funds may hold stocks in companies that present risks that an investment adviser researching individual stocks might seek to avoid.

REIT INVESTMENT RISK - In addition to the risks facing real estate-related securities, such as a decline in property values due to increasing vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolios may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolios could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolios.

U.S. GOVERNMENT OBLIGATIONS RISK - Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. government are backed by the full faith and credit of the United States (E.G., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (E.G., the Federal Home Loan Banks); and others are supported by the discretionary authority of the U.S. government to purchase an agency's obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

FOR A DESCRIPTION OF THE LIFEPATH PORTFOLIOS' POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THEIR MASTER PORTFOLIOS' PORTFOLIO HOLDINGS, AND A FURTHER DISCUSSION OF THE LIFEPATH PORTFOLIOS' INVESTMENTS AND RISKS, PLEASE REFER TO THE LIFEPATH PORTFOLIOS' SAI.

Account Information
--------------------------------------------------------------------------------
DETAILS ABOUT INVESTOR A SHARES
--------------------------------------------------------------------------------
MINIMUM INVESTMENT

The initial and subsequent investment minimums for the Investor A Shares of the LifePath Portfolios' generally are as follows, although Investor A Shares of the LifePath Portfolios may reduce or waive these investment minimums in some cases:

 MINIMUM INITIAL         $1,000 for all accounts except:
 INVESTMENT              $250 for certain fee based programs
                         $100 for retirement plans
                         $50, if establishing Automatic Investment Plan
 MINIMUM ADDITIONAL      $50 for all accounts except certain retirement plans and programs may have a lower minimum.
 INVESTMENT

INITIAL SALES CHARGE OPTIONS

The following table shows the front-end sales charges that you may pay if you buy Investor A Shares. The offering price for Investor A Shares includes any front-end sales charge. The front-end sales charge expressed as a percentage of the offering price may be higher or lower than the charge described below due to rounding. Similarly, any contingent deferred sales charge paid upon certain redemptions of Investor A Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described below due to rounding. You may qualify for a reduced front-end sales charge. Purchases of Investor A Shares at certain fixed dollar levels, known as "breakpoints," cause a reduction in the front-end sales charge. Once you achieve a breakpoint, you pay that sales charge on your entire purchase amount (and not just the portion above the breakpoint). If you select Investor A Shares, you will pay a sales charge at the time of purchase as shown in the following table.

                                                                                       DEALER
                                          SALES CHARGE         SALES CHARGE         COMPENSATION
                                            AS A % OF         AS A % OF YOUR         AS A % OF
YOUR INVESTMENT                          OFFERING PRICE        INVESTMENT/(1)/       OFFERING PRICE
-----------------------------------     ----------------     -----------------      ---------------
Less than $25,000                              5.25%                5.54%              5.00%
$25,000 but less than $50,000                  4.75%                4.99%              4.50%
$50,000 but less than $100,000                 4.00%                4.17%              3.75%
$100,000 but less than $250,000                3.00%                3.09%              2.75%
$250,000 but less than $500,000                2.50%                2.56%              2.25%
$500,000 but less than $750,000                2.00%                2.04%              1.75%
$750,000 but less than $1,000,000              1.50%                1.52%              1.25%
$1,000,000 and over/(2)/                       0.00%                0.00%                --/(2)/

-------
/(1)/ Rounded to the nearest one-hundredth percent.

/(2)/ If you invest $1,000,000 or more in Investor A Shares, you will not pay an initial sales charge. In that case, BFA compensates the financial intermediary from its own resources. However, if you redeem your shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. Such deferred sales charge may be waived in connection with certain fee-based programs.

No initial sales charge applies to Investor A Shares that you buy through reinvestment of the LifePath Portfolios' dividends or capital gains.

SALES CHARGES REDUCED OR ELIMINATED FOR INVESTOR A SHARES

There are several ways in which the sales charge can be reduced or eliminated. Purchases of Investor A Shares at certain fixed dollar levels, known as "breakpoints," cause a reduction in the front-end sales charge (as described above in the "Investor A Shares - Initial Sales Charge Options" section). Additionally, the front-end sales charge can be reduced or eliminated through one or a combination of the following: a Letter of Intent, the right of accumulation, the reinstatement privilege (described under "Account Services and Privileges"), or a waiver of the sales charge (described below). Reductions or eliminations through the right of accumulation or Letter of Intent will apply to the value of all qualifying holdings in shares of mutual funds sponsored and advised by BFA or its affiliates ("BlackRock

Funds") owned by: (a) the investor, (b) the investor's spouse and any children under the age of 21, or (c) a trustee or fiduciary of a single trust estate or single fiduciary account. For this purpose, the value of an investor's holdings means the offering price of the newly purchased shares (including any applicable sales charge) plus the current value (including any sales charges paid) of all other shares the investor already holds taken together. These may include shares held in accounts held at a financial intermediary, including personal accounts, certain retirement accounts, UGMA/UTMA accounts, Joint Tenancy accounts, trust accounts and Transfer on Death accounts, as well as shares purchased by a trust of which the investor is a beneficiary. For purposes of the right of accumulation and Letter of Intent the investor may not combine with the investor's other holdings shares held in pension, profit sharing or other employee benefit plans if those shares are held in the name of a nominee or custodian.

In order to receive a reduced sales charge, at the time an investor purchases shares of a LifePath Portfolio, the investor should inform the financial professional, financial intermediary or the BlackRock Funds of any other shares of the LifePath Portfolio or any other BlackRock Fund owned by: (a) the investor, (b) the investor's spouse and any children under the age of 21, or
(c) a trustee or fiduciary of a single trust estate or single fiduciary account. Failure by the investor to notify the financial professional, financial intermediary or the BlackRock Funds, may result in the investor not receiving the sales charge reduction to which the investor is otherwise entitled.

The financial professional, financial intermediary or the BlackRock Funds may request documentation - including account statements and records of the original cost of the shares owned by the investor, the investor's spouse and/or children under the age of 21 - showing that the investor qualifies for a reduced sales charge. The investor should retain these records because - depending on where an account is held or the type of account - the LifePath Portfolios' and/or the investor's financial professional, financial intermediary or BlackRock Funds may not be able to maintain this information.

For more information, see the LifePath Portfolios' SAI or contact your financial professional or financial intermediary.

LETTER OF INTENT

An investor may qualify for a reduced front-end sales charge immediately by signing a "Letter of Intent" stating the investor's intention to buy a specified amount of Investor or Institutional Shares in one or more funds sponsored or advised by BFA or its affiliates ("BlackRock Funds") within the next 13 months that would, if bought all at once, qualify the investor for a reduced sales charge. The initial investment must meet the minimum initial purchase requirement. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by a LifePath Portfolio, and the investor must tell the LifePath Portfolios that later purchases are subject to the Letter of Intent. Purchases submitted prior to the date the Letter of Intent is received by a LifePath Portfolio is not counted toward the sales charge reduction. During the term of the Letter of Intent, a LifePath Portfolio will hold Investor A Shares representing up to 5% of the indicated amount in an escrow account for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. If the full amount indicated is not purchased within the 13-month period, and the investor does not pay the higher sales load within 20 days, a LifePath Portfolio will redeem enough of Investor A Shares held in escrow to pay the difference.

RIGHT OF ACCUMULATION

Investors have a "right of accumulation" under which the current value of an investor's existing Investor A, Investor C and Institutional Shares in most BlackRock Funds and the investment in the BlackRock CollegeAdvantage 529 program by the investor or by or on behalf of the investor's spouse and minor children may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge. Financial intermediaries may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same financial intermediary will be treated similarly. In order to use this right, the investor must alert BlackRock, Inc. ("BlackRock") to the existence of any previously purchased shares.

OTHER FRONT-END SALES CHARGE WAIVERS

A sales charge waiver on a purchase of Investor A Shares may also apply for:

..    Authorized qualified employee benefit plans or savings plans and rollovers of current investments in a LifePath Portfolio through such plans

..    Persons investing through an authorized payroll deduction plan

..    Persons investing through an authorized investment plan for organizations that operate under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code")

..    Registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a LifePath Portfolio

..    Persons associated with a LifePath Portfolio, BlackRock Investments, LLC, the LifePath Portfolios' distributor (the "Distributor"), BlackRock, a LifePath Portfolio sub-adviser or the LifePath Portfolios' transfer agent, PNC Global Investment Servicing (U.S.) Inc. (the "Transfer Agent") and their affiliates

..    Persons participating in a fee-based program under which they (i) pay advisory fees to a broker-dealer or other financial institution or (ii) pay fees to a broker-dealer or other financial institution for providing transaction processing and other administrative services, but not investment advisory services

..    Employees of MetLife

INVESTOR A SHARES AT NET ASSET VALUE

If you invest $1,000,000 or more in Investor A Shares, you will not pay any initial sales charge. However, if you redeem your Investor A Shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. For a discussion on waivers, see "Contingent Deferred Sales Charge Waivers."

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The deferred sales charge relating to Investor A Shares may be reduced or waived in certain circumstances, such as:

..    Redemptions of shares purchased through authorized qualified employee benefit plans or savings plans and rollovers of current investments in a LifePath Portfolio through such plans

..    Exchanges pursuant to the exchange privilege

..    Redemptions made in connection with minimum required distributions from individual retirement accounts ("IRAs") or 403(b)(7) accounts due to the shareholder reaching the age of 70 1/2

..    Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old

..    Redemptions made with respect to certain retirement plans sponsored by a
     LifePath Portfolio, BFA or an affiliate

..    Redemptions resulting from shareholder death as long as the waiver request is made within one year of death or, if later, reasonably promptly following completion of probate (including in connection with the distribution of account assets to a beneficiary of the decedent)

..    Withdrawals resulting from shareholder disability (as defined in the
     Internal Revenue Code) as long as the disability arose subsequent to the purchase of the shares

..    Involuntary redemptions made of shares in accounts with low balances

..    Certain redemptions made through the Systematic Withdrawal Plan offered by a LifePath Portfolio, BFA or an affiliate

..    Redemptions related to the payment of PNC Trust Company custodial IRA fees

..    Redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the LifePath Portfolio

Please contact your Financial Intermediary for more details on contingent deferred sales charges.

DISTRIBUTION AND SERVICE PAYMENTS
--------------------------------------------------------------------------------
The LifePath Portfolios have adopted a shareholder servicing plan (the "Plan") with respect to the Investor A Shares that allow each LifePath Portfolio to pay shareholder servicing fees for certain services provided to its Investor A shareholders under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act").

The shareholder servicing fees payable pursuant to the Plan are paid to compensate brokers, dealers, financial institutions and industry professionals (including BlackRock, The PNC Financial Services Group, Inc. ("PNC"), Merrill Lynch & Co., Inc. ("Merrill Lynch"), Bank of America Corporation ("BAC"), Barclays Bank PLC and their respective affiliates) (each, a "Financial Intermediary") for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a LifePath Portfolio's shares. Because the fees paid by a LifePath Portfolio under the Plan are paid out of LifePath Portfolio assets on an ongoing basis, over time these fees will increase the cost of your investment in the LifePath Portfolios and may cost you more than paying other types of sales charges.

In addition to, rather than in lieu of, shareholder servicing fees that a LifePath Portfolio may pay to a Financial Intermediary pursuant to the Plan and fees a LifePath Portfolio pays to the Transfer Agent, BFA, on behalf of a LifePath Portfolio, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the LifePath Portfolio will pay the Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of LifePath Portfolio shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

The Plan permits BFA, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the LifePath Portfolios). From time to time, BFA, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. BFA, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the LifePath Portfolios or for these other services to the LifePath Portfolios and shareholders. These payments would be in addition to the LifePath Portfolio payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BFA, the Distributor and their affiliates may be substantial. Payments by BFA may include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a LifePath Portfolio to you. Please contact your Financial Intermediary for details about payments it may receive from a LifePath Portfolio or from BFA, the Distributor or their affiliates. For more information, see the SAI.

HOW TO BUY, SELL, EXCHANGE AND TRANSFER SHARES
--------------------------------------------------------------------------------
The chart on the following pages summarizes how to buy, sell, exchange and transfer shares through your financial professional or other financial intermediary. You may also buy, sell, exchange and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling, transferring or exchanging shares through BlackRock, call
(800) 441-7762. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

Each LifePath Portfolio may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the LifePath Portfolio at any time for any reason.

In addition, the LifePath Portfolios may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.

HOW TO BUY SHARES

           YOUR CHOICES              IMPORTANT INFORMATION FOR YOU TO KNOW
INITIAL    First, select the         The LifePath Portfolios offer other classes of shares (Investor C Shares, Class K Shares,
PURCHASE   share class appropriate   Class R Shares and Institutional Shares) with different features and expense levels, which
           for you                   you may be eligible to buy. Please see the LifePath Portfolios Investor C Shares, Class K
                                     Shares, Class R Shares and Institutional Shares prospectuses for more information.

                                     When you place your initial order, you must indicate which share class you select (if you do not specify a class and do not qualify to purchase Institutional Shares, you will receive Investor A Shares).

                                     Certain factors, such as the amount of your investment, your time frame for investing, and your financial goals, may affect which share class you choose. Your financial representative can help you determine which share class is appropriate for you.

           Next, determine           Refer to the minimum initial investment in the "Account Information - Details About
           the amount of             Investor A Shares" in this Prospectus.
           your investment
                                     See "Account Information - Details About Investor A Shares" for information on lower initial investment requirements for certain LifePath Portfolio investors if their purchase, combined with purchases by other investors received together by a LifePath Portfolio, meets the minimum investment requirement.

HOW TO BUY SHARES

           YOUR CHOICES              IMPORTANT INFORMATION FOR YOU TO KNOW
           Have your                 The price of your shares is based on the next calculation of a LifePath Portfolio's NAV after
           financial                 your order is placed. Any purchase orders placed prior to the close of business on the
           intermediary              NYSE (generally 4:00 p.m. Eastern time) will be priced at the NAV determined that day.
           submit your               Certain financial intermediaries, however, may require submission of orders prior to that
           purchase order            time.

                                     Purchase orders placed after that time will be priced at the NAV determined on the next business day. The LifePath Portfolios may reject any order to buy shares and may suspend the sale of shares at any time. Financial intermediaries may charge a processing fee to confirm a purchase.

           Or contact                To purchase shares directly with BlackRock, call (800) 441-7762 and request a new
ADD        BlackRock (for            account application. Mail the completed application along with a check payable to
TO         accounts held             "BlackRock Funds" to the Transfer Agent at the address on the application.
YOUR       directly with
INVESTMENT BlackRock)

           Purchase                  The minimum investment for additional purchases is generally $50 for all accounts,
           additional shares         except that certain retirement plans may have a lower minimum for additional purchases and certain programs, such as automatic investment plans, may have higher minimums.
                                     (The minimums for additional purchases may be waived under certain circumstances.)
           Have your financial
           professional or           To purchase additional shares you may contact your financial professional or financial
           financial intermediary    intermediary. For more details on purchasing by Internet see below.
           submit your purchase
           order for additional      PURCHASE BY TELEPHONE: Call (800) 441-7762 and speak with one of our representatives.
           shares                    The LifePath Portfolios have the right to reject any telephone request for any reason.

                                     PURCHASE IN WRITING: You may send a written request to BlackRock at the address on the back cover of this Prospectus.

                                     PURCHASE BY VRU: Investor A Shares may also be purchased by use of the LifePath
                                     Portfolio's automated voice response unit service ("VRU") at (800) 441-7762 [Please confirm this is accurate for Institutional Shares of the LifePath Portfolios.

           Or contact BlackRock      PURCHASE BY INTERNET: You may purchase your shares, and view activities in your account,
           (for accounts held        by logging onto the BlackRock website at www.blackrock.com/funds. Purchases made on
           directly with             the Internet using the Automated Clearing House Network ("ACH") will have a trade date
           BlackRock)                that is the day after the purchase is made. Certain institutional clients' purchase orders for Investor A Shares placed by wire prior to the close of business on the NYSE will be placed at the NAV determined that day. Contact your financial intermediary or BlackRock for further information. Each LifePath Portfolio limits Internet purchases in shares of the
                                     LifePath Portfolio to $25,000 per trade. Different maximums may apply to certain institutional investors. Please read the On-Line Services Disclosure Statement and User
                                     Agreement, the Terms and Conditions page and the Consent to Electronic Delivery
                                     Agreement (if you consent to electronic delivery), before attempting to transact online.

                                     The LifePath Portfolios employ reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User Agreement with a
                                     LifePath Portfolio in order to open an account through the website, the shareholder waives any right to reclaim any losses from a LifePath Portfolio or any of its affiliates, incurred through fraudulent activity.

           Acquire additional        All dividends and capital gains distributions are automatically reinvested without a sales
           shares by                 charge. To make any changes to your dividend and/or capital gains distributions options,
           reinvesting               please call (800) 441-7762, or contact your financial professional (if your account is not
           dividends and             held directly with BlackRock).
           capital gains

           Participate               BlackRock's AIP allows you to invest a specific amount on a periodic basis from your
           in the Automatic          checking or savings account into your investment account.
           Investment Plan           Refer to the "Account Services and Privileges" section of this Prospectus for additional
            ("AIP")                  information.

HOW TO BUY SHARES
           YOUR CHOICES              IMPORTANT INFORMATION FOR YOU TO KNOW
HOW        Making payment for        Payment for an order must be made in Federal funds or other immediately available funds
TO         purchases                 by the time specified by your financial professional or other financial intermediary, but in
PAY                                  no event later than 4:00 p.m. (Eastern time) on the first business day (in the case of
FOR                                  Investor A Shares) following BlackRock's receipt of the order. If payment is not received by
SHARES                               this time, the order will be canceled and you and your financial professional or other financial intermediary will be responsible for any loss to the LifePath Portfolios.

                                     For shares purchased directly from the LifePath Portfolio, a check payable to BlackRock
                                     Funds which bears the name of the LifePath Portfolio and Share Class you are purchasing must accompany a completed purchase application. There is a $20 fee for each purchase check that is returned due to insufficient funds.

                                     The LifePath Portfolios do not accept third-party checks. You may also wire Federal funds to a LifePath Portfolio to purchase shares, but you must call (800) 441-7762 before doing so to confirm the wiring instructions.

HOW TO SELL SHARES

           YOUR CHOICES              IMPORTANT INFORMATION FOR YOU TO KNOW
FULL       Have your                 You can make redemption requests through your financial professional. Shareholders
OR         financial                 should indicate that they are redeeming Investor A Shares. The price of your shares is
PARTIAL    intermediary              based on the next calculation of a LifePath Portfolio's NAV after your order is placed. For
REDEMPTION submit your               your redemption request to be priced at the NAV on the day of your request, you must
OF         sales order               submit your request to your financial intermediary prior to that day's close of business on
SHARES                               the NYSE (generally 4:00 p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the NAV at the close of business on the next business day.

                                     Financial intermediaries may charge a fee to process a redemption of shares. Shareholders should indicate which class of shares they are redeeming.

                                     The LifePath Portfolios may reject an order to sell shares under certain circumstances.

           Selling                   METHODS OF REDEEMING:
           shares held
           directly                  REDEEM BY TELEPHONE: You may sell Investor A Shares held directly at BlackRock by
           with                      telephone request if certain conditions are met and if the amount being sold is less than
           BlackRock                 (i) $100,000 for payments by check or (ii) $250,000 for payments through the ACH or wire transfer. Certain redemption requests such as those in excess of these amounts, must be in writing with a medallion signature guarantee. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.

                                     The LifePath Portfolios, their administrator and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The LifePath
                                     Portfolios and their service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The LifePath Portfolios may refuse a telephone redemption request if they believe it is advisable to do so.

                                     During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find below alternative redemption methods.

                                     REDEEM BY VRU: Investor A Shares may also be redeemed by use of the LifePath
                                     Portfolios' VRU. Payment for Investor A Shares redeemed by VRU may be made for non-
                                     retirement accounts in amounts up to $25,000, either through check, ACH or wire.

                                     REDEEM BY INTERNET: You may redeem in your account by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from Internet redemptions may be sent via check, ACH or wire to the bank account of record. Payment for Investor A Shares redeemed by VRU may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire.

HOW TO SELL SHARES
           YOUR CHOICES              IMPORTANT INFORMATION FOR YOU TO KNOW
                                     REDEEM IN WRITING: You may sell shares held at BlackRock by writing to BlackRock, P.O.
                                     Box 9819, Providence, RI 02940-8019 or for overnight delivery, 101 Sabin Street,
                                     Pawtucket, RI 02860-1427. All shareholders on the account must sign the letter. A medallion signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter.
                                     Proceeds from redemptions may be sent via check, ACH or wire to the bank account of record.

                                     PAYMENT OF REDEMPTION PROCEEDS: Redemption proceeds may be paid by check or, if a
                                     LifePath Portfolio has verified banking information on file, through ACH or by wire transfer.

                                     PAYMENT BY CHECK: BlackRock will normally mail redemption proceeds within seven days following receipt of a properly completed request. Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail. You are responsible for any additional charges imposed by your bank for this service.

                                     PAYMENT BY WIRE TRANSFER: Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the
                                     LifePath Portfolios' custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the LifePath Portfolios' custodian is closed is normally wired in Federal funds on the next business day following redemption on which the LifePath Portfolio's custodian is open for business. The LifePath Portfolios reserve the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the LifePath Portfolio, an earlier payment could adversely affect a LifePath Portfolio.

                                     If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account.
                                     Shareholders will pay $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service. No charge for wiring redemption payments with respect to Investor A Shares is imposed by the LifePath
                                     Portfolios. The LifePath Portfolios are not responsible for the efficiency of the Federal wire system or the shareholder's firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the LifePath Portfolio at the address on the back cover of this Prospectus.

                                     PAYMENT BY ACH: Redemption proceeds may be sent to the shareholder's bank account
                                     (checking or savings) via ACH. Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally sent to the redeeming shareholder the next business day, with receipt at the receiving bank within the next two business days (48-72 hours); provided that the LifePath Portfolios' custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the LifePath Portfolios' custodian is closed is normally sent on the next business day following redemption on which the LifePath Portfolios' custodian is open for business.

                                     The LifePath Portfolios reserve the right to send redemption proceeds within seven days after receiving a redemption order if, in the judgment of a LifePath Portfolio, an earlier payment could adversely affect the LifePath Portfolio. No charge for sending redemption payments via ACH is imposed by the LifePath Portfolios. If you make a redemption request before a LifePath Portfolio has collected payment for the purchase of shares, the LifePath
                                     Portfolio may delay mailing your proceeds. This delay will usually not exceed ten days.

HOW TO EXCHANGE SHARES OR TRANSFER YOUR ACCOUNT

           YOUR CHOICES              IMPORTANT INFORMATION FOR YOU TO KNOW
EXCHANGE   Selling shares            Investor A Shares of the LifePath Portfolios are generally exchangeable for shares of the same
PRIVILEGE  of one LifePath           class of another LifePath Portfolio.
           Portfolio to
           purchase shares           You can exchange $1,000 or more of Investor A Shares from one LifePath Portfolio into the
           of another                same class of another BlackRock Fund which offers that class of shares (you can exchange
           BlackRock Fund            less than $1,000 of Investor A Shares if you already have an account in the BlackRock Fund
           ("exchanging")            into which you are exchanging). You may only exchange into a share class and BlackRock
                                     Fund that is open to new investors or in which you have a current account if the BlackRock
                                     Fund is closed to new investors. If you held the exchanged shares for 30 days or less, you may be charged a redemption fee (please refer to the "Redemption Fee" section of this
                                     Prospectus for additional information).

                                     Some of the BlackRock Funds impose a different deferred sales charge schedule. The
                                     CDSC will continue to be measured from the date of the original purchase. The CDSC schedule applicable to your original purchase will apply to the shares you receive in the exchange and any subsequent exchange.

                                     To exercise the exchange privilege, you may contact your financial professional or financial intermediary. Alternatively, if your account is held directly with BlackRock, you may: (i) call
                                     (800) 441-7762 and speak with one of our representatives, (ii) make the exchange via the
                                     Internet by accessing your account online at www.blackrock.com/funds, or (iii) send a written request to the LifePath Portfolio at the address on the back cover of this
                                     Prospectus. Please note, if you indicated on your New Account Application that you did not want the Telephone Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling (800) 441-7762. The
                                     LifePath Portfolios have the right to reject any telephone request for any reason.

                                     Although there is currently no express limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future. The LifePath
                                     Portfolios may suspend or terminate your exchange privilege at any time for any reason, including if a LifePath Portfolio believes, in its sole discretion that you are engaging in market timing activities. See "Frequent Trading in LifePath Portfolio Shares" below. For U.S.
                                     federal income tax purposes, a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax adviser or other financial professional before making an exchange request.

TRANSFER   Transfer to a             You may transfer your Investor A Shares of a LifePath Portfolio only to another financial
SHARES     participating             professional or financial intermediary that has an agreement with the Distributor. Certain
TO         financial                 shareholder services may not be available for the transferred shares. All future trading of
ANOTHER    professional or           these assets must be coordinated by the receiving firm.
SECURITIES other
DEALER     financial
OR         intermediary              If your account is held directly with BlackRock, you may call (800) 441-7762 with any
OTHER                                questions; otherwise please contact your financial intermediary to accomplish the transfer
FINANCIAL                            of shares.
INTERMEDIARY

           Transfer to a             You must either:
           non-participating         . Transfer your Investor A Shares to an account with a LifePath Portfolio; or
           financial professional    . Sell your shares, paying any applicable deferred sales charge.
           or other
           financial intermediary

                                     If your account is held directly with BlackRock, you may call (800) 441-7762 with any questions; otherwise please contact your financial intermediary to accomplish the transfer of shares.


ACCOUNT SERVICES AND PRIVILEGES
--------------------------------------------------------------------------------
The following table provides examples of account services and privileges available in your BlackRock account. Certain of these account services and privileges are only available to shareholders of Investor A Shares whose accounts are held directly with BlackRock. If your account is held directly with BlackRock, please call (800) 441-7762 for additional information as well as forms and applications. Otherwise, please contact your financial professional for assistance in requesting one or more of the following services and privileges.

AIP        Allows systematic                      BlackRock's AIP allows you to invest a specific amount on a periodic basis from
           investments on a                       your checking or savings account into your investment account. You may apply for
           periodic basis from                    this option upon account opening or by completing the AIP application. The
           your checking or savings               minimum investment amount for an AIP is $50 per portfolio.
           account.

DIVIDEND   Automatically invests your             Dividend and capital gains distributions may be reinvested in your account to
ALLOCATION distributions into another             purchase additional shares or paid in cash. Using the Dividend Allocation Plan,
PLAN       BlackRock Fund of your                 you can direct your distributions to your bank account (checking or savings), to
           choice pursuant to your                purchase shares of another fund at BlackRock without any fees or sales charges,
           instructions, without any              or by check to special payee. Please call (800) 441-7762 for details. If
           fees or sales charges.                 investing into another fund at BlackRock, the receiving fund must be open to new purchases.

EZ         Allows an investor to purchase         (NOTE: This option is offered to shareholders whose accounts are held directly
TRADER     or sell Investor A Shares by           with BlackRock. Please speak with your financial professional if your account is
           telephone or                           held elsewhere).
           over the Internet
           through ACH.                           Prior to establishing an EZ Trader account, please contact your bank to confirm that it is a member of the ACH system. Once confirmed, complete an application, making sure to include the appropriate bank information, and return the application to the address listed on the form.

                                                  Prior to placing a telephone or internet purchase or sale order, please contact
                                                  (800) 441-7762 to confirm that your bank information has been updated on your account. Once this is established, you may place your request to sell shares with the LifePath Portfolios by telephone or Internet. Proceeds will be sent to your pre-designated bank account.

SYSTEMATIC This feature can be used by            A minimum of $10,000 in the initial BlackRock Fund is required and investments
EXCHANGE   investors to systematically exchange   in any additional funds must meet minimum initial investment requirements. For
PLAN       money from one fund to up              more information, please contact the LifePath Portfolio at (800) 441-7762.
           to four other funds.
                                                  To start a SWP, a shareholder must have a current investment of $10,000 or more in a BlackRock Fund.
SYSTEMATIC This feature can be used by
WITHDRAWAL investors who want to receive          Shareholders can elect to receive cash payments of $50 or more at any interval
PLAN       regular distributions from their       they choose. Shareholders may sign up by completing the SWP Application Form,
("SWP")    accounts.                              which may be obtained from BlackRock.

                                                  Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted. To participate in the SWP, shareholders must have their dividends reinvested. Shareholders may change or cancel the SWP at any time, with a minimum of 24 hours notice. If a shareholder purchases additional Investor A Shares of a LifePath Portfolio at the same time he or she redeems shares through the SWP, that investor may lose money because of the sales charge involved. No CDSC will be assessed on redemptions of
                                                  Investor A Shares made through the SWP that do not exceed 12% of the account's
                                                  NAV on an annualized basis. For example, monthly, quarterly, and semi-annual SWP redemptions of Investor A Shares will not be subject to the CDSC if they do not exceed 1% of an account's NAV on the redemption date. SWP redemptions of
                                                  Investor A Shares in excess of this limit will still pay any applicable CDSC.
                                                  Ask your financial adviser or other financial intermediary for details.

REINSTATEMENT                                     If you redeem Investor A Shares, and within 60 days buy new Investor A Shares of
PRIVILEGE                                         the SAME LifePath Portfolio, you will not pay a sales charge on the new purchase amount. This right may be exercised once a year and within 60 days of the redemption, provided that the Investor A Shares of that LifePath Portfolio is currently open to new investors or the shareholder has a current account in that closed LifePath Portfolio. Shares will be purchased at the NAV calculated at the close of trading on the day the request is received. To exercise this privilege, the LifePath Portfolios must receive written notification from the shareholder of record or the financial professional of record, at the time of purchase.
                                                  Investors should consult a tax adviser concerning the tax consequences of exercising this reinstatement privilege.

LIFEPATH PORTFOLIOS' RIGHTS
--------------------------------------------------------------------------------
Each LifePath Portfolio may:

..    Suspend the right of redemption if trading is halted or restricted on the
     NYSE or under other emergency conditions described in the 1940 Act,

..    Postpone date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the 1940 Act or if a redemption request is made before a LifePath Portfolio has collected payment for the purchase of shares,

..    Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the 1940 Act, and

..    Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

NOTE ON LOW BALANCE ACCOUNTS. Because of the high cost of maintaining smaller shareholder accounts, a LifePath Portfolio may redeem the shares in your account (without charging any deferred sales charge) if the NAV of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before a LifePath Portfolio makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before a LifePath Portfolio takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

CALCULATING THE LIFEPATH PORTFOLIOS' SHARE PRICE
--------------------------------------------------------------------------------
Each LifePath Portfolio's share price (also known as a LifePath Portfolio's
NAV) is calculated by dividing the value of the net assets of the LifePath Portfolio (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the LifePath Portfolio, generally rounded to the nearest cent.

Each LifePath Portfolio's NAV is calculated at the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern Time) on any Business Day. If regular trading on the NYSE closes early, the time for calculating each LifePath Portfolio's NAV and the deadline for share transactions will be accelerated to the earlier closing time. The NAV of each LifePath Portfolio is calculated based on the NAV of the Master Portfolio in which the LifePath Portfolio invests. The LifePath Portfolios' SAI includes a description of the methods for valuing the Master Portfolios' investments, including a description of the circumstances in which the Master Portfolios' investments would be valued using fair value pricing and the effects of using fair value pricing.

LIFEPATH PORTFOLIO DISTRIBUTIONS
--------------------------------------------------------------------------------
The LifePath Portfolios distribute their net investment income to shareholders quarterly. The LifePath Portfolios distribute their net realized capital gains, if any, to shareholders at least annually. Distributions payable to you will be automatically reinvested in additional Investor A Shares of your LifePath Portfolio, unless you have elected to receive distribution payments in cash.

FREQUENT TRADING IN LIFEPATH PORTFOLIO SHARES
--------------------------------------------------------------------------------
Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on a fund and its shareholders. Depending on various factors, such as the size of the fund's investment portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a fund's investment portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's NAV ("market timing").

Each LifePath Portfolio invests only in interests of its Master Portfolio, and the Boards of Trustees of MIP and the Trust have each considered the issues of frequent trading and market timing. MIP's Board of Trustees has adopted a policy of not monitoring for possible market timing activity because the Master Portfolios' holdings are valued as of the same time that the NAV of the Master Portfolios is calculated (generally 4:00 p.m. Eastern time), which eliminates the potential arbitrage opportunity presented by a lag between a change in the value of the Master Portfolios' holdings and the reflection of that change in the Master Portfolios' respective NAVs. MIP's Board of Trustees has not adopted a policy of monitoring for other forms of frequent trading because daily flows into and out of the Master Portfolios are aggregated, and the process of aggregation is expected to reduce the potential for frequent trading to disrupt the implementation of the Master Portfolios' investment strategies.

The Trust's Board of Trustees has not adopted a policy of monitoring for market timing or other frequent trading activity in the LifePath Portfolios in light of the nature of the LifePath Portfolios' investment in Master Portfolios, the policies of the Master Portfolios, as described in the preceding paragraphs, and the historical nature of flows into and out of the LifePath Portfolios.

BTC's ability to monitor trades that are placed by participants in plans that are shareholders in the LifePath Portfolios or other shareholders in the LifePath Portfolios that trade through omnibus accounts maintained by intermediaries will be severely limited to the extent BTC does not receive transaction information showing individual investment decisions. Upon request by the LifePath Portfolios, intermediaries are required to provide certain transaction information that may enable the LifePath Portfolios to identify trading activity that is potentially harmful to the LifePath Portfolios. The LifePath Portfolios may, but do not have the obligation to, respond to any potentially harmful trading activity that is identified. In the event any potentially harmful trading activity is identified, responses may include the imposition of trading restrictions, the rejection of purchases, or such other steps the LifePath Portfolios determine are appropriate. Financial Intermediaries' ability to impose restrictions on the trading practices of their clients may, however, be affected by legal or technological limitations.

The LifePath Portfolios may from time to time implement various methods that the LifePath Portfolios believe are appropriate to deter market timing, frequent trading or other activity that may be detrimental to the LifePath Portfolios or long-term investors in the LifePath Portfolios. There is no assurance that any such methods will prevent such detrimental trading activity.

TAXES
--------------------------------------------------------------------------------
The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the LifePath Portfolios and their U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the LifePath Portfolios' SAI for additional U.S. federal income tax information.

Distributions from your LifePath Portfolio's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath Portfolio shares. The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the LifePath Portfolio's distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

Distributions from the LifePath Portfolios generally are taxable as follows:

DISTRIBUTION TYPE               TAX STATUS
------------------------------- ---------------------------------
Qualified dividend income...... Qualified dividend income/(1)(2)/
Other income................... Ordinary income/(2)/
Short-term capital gain........ Ordinary income
Long-term capital gain......... Long-term capital gain/(3)/

-------
/(1)/ If you are an individual, your distributions attributable to the LifePath
      Portfolio's qualified dividend income generally are taxable to you at a maximum 15% U.S. federal income tax rate, as long as you meet certain holding period and other requirements. Qualified dividend income is, in general, dividend income received from taxable U.S. and certain foreign corporations. Absent further legislation, the reduced rates of tax for qualified dividend income will expire after December 31, 2010.

/(2)/ A portion of distributions paid to corporate shareholders of the LifePath
      Portfolios may qualify for the dividends-received deduction available to corporations.

/(3)/ An individual's net long-term capital gain currently is subject to a reduced maximum 15% U.S. federal income tax rate. Absent further legislation, this reduced 15% maximum tax rate on long-term capital gain is scheduled to expire after December 31, 2010.

In addition, if you sell your LifePath Portfolio shares you generally will have a taxable capital gain or loss in an amount equal to the difference between the net amount of sale proceeds that you receive and your tax basis for the shares that you sell. In certain circumstances, a loss on the sale may be disallowed:

TRANSACTION                                        TAX STATUS
-------------------------------------------------- --------------------------------
You sell shares owned for more than one year...... Long-term capital gain or loss
You sell shares owned for one year or less........ Short-term capital gain or loss

If you buy a LifePath Portfolio's shares shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the form of a taxable distribution. Similarly, if you buy shares of a LifePath Portfolio that holds appreciated securities, you will, in effect, receive part of your purchase back in a taxable distribution if and when the LifePath Portfolio sells the appreciated securities and distributes the realized gain on the sale. The LifePath Portfolios have built up, or have the potential to build up, high levels of unrealized appreciation in their investments.

After the end of each year, the LifePath Portfolios will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.

In certain circumstances, you may be subject to back-up withholding taxes on distributions to you from the LifePath Portfolios if you fail to provide the LifePath Portfolios with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service that you are subject to back-up withholding.

TAX CONSIDERATIONS FOR TAX-EXEMPT OR FOREIGN INVESTORS OR THOSE HOLDING LIFEPATH PORTFOLIO SHARES THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA, WILL BE DIFFERENT. FOR EXAMPLE, SHAREHOLDERS THAT ARE EXEMPT FROM U.S. FEDERAL INCOME TAX, SUCH AS RETIREMENT PLANS THAT ARE QUALIFIED UNDER SECTION 401 OF THE INTERNAL REVENUE CODE, GENERALLY ARE NOT SUBJECT TO U.S. FEDERAL INCOME TAX ON LIFEPATH PORTFOLIO DIVIDENDS OR DISTRIBUTIONS OR ON SALES OF LIFEPATH PORTFOLIO SHARES. BECAUSE EACH INVESTOR'S TAX CIRCUMSTANCES ARE UNIQUE AND BECAUSE TAX LAWS ARE SUBJECT TO CHANGE, YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT YOUR INVESTMENT.

MASTER/FEEDER AND FUND OF FUNDS STRUCTURES
--------------------------------------------------------------------------------
The LifePath Portfolios do not have their own investment adviser. Instead, each LifePath Portfolio invests all of its assets in the applicable Master
Portfolio, which has an investment objective, strategies and policies substantially identical to the LifePath Portfolio. BFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the LifePath Portfolios.

FEEDER FUND EXPENSES

Feeder funds, including the LifePath Portfolios, bear their respective Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

FEEDER FUND RIGHTS

Under the master/feeder structure, the Trust's Board of Trustees retains the right to withdraw a LifePath Portfolio's assets from its Master Portfolio if it believes doing so is in the best interests of the LifePath Portfolio's shareholders. If the Trust's Board of Trustees decides to withdraw a LifePath Portfolio's assets, it would then consider whether the LifePath Portfolio should hire its own investment adviser, invest in another master portfolio or take other action.

FUND OF FUNDS

The Master Portfolios do not invest directly in a portfolio of securities. Instead, they invest in the Underlying Money Market Fund and other Underlying Funds that are also advised by BFA. Each Master Portfolio charges for its own direct expenses, in addition to bearing a PRO RATA share of the expenses charged by the Underlying Funds in which it invests.

Management of the LifePath Portfolios
--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------
Each LifePath Portfolio is a feeder fund that invests all of its assets in a Master Portfolio that has an investment objective, strategies and policies substantially identical to the LifePath Portfolio. The Master Portfolios, in turn, invest in a combination of Underlying Funds. BFA, a registered investment adviser, serves as investment adviser to each Master Portfolio, and also serves as investment adviser to each Underlying Fund, with the exception of the Underlying Money Market Fund, which invests in a master portfolio advised by BFA. BFA manages investing the Master Portfolios' assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the MIP's Board of Trustees. For its services to the Master Portfolios, BFA is entitled to receive an annual management fee of ___% of each Master Portfolio's average daily net assets.

For its services to the Underlying Funds, BFA receives fees that differ from the fees described for the LifePath Portfolios in this Prospectus. BFA provides investment advisory services for the Underlying Funds that differ from the investment advisory services it provides for the Master Portfolios. For services provided to the Underlying Funds, BFA receives investment advisory fees from the Underlying Funds. In addition, BTC provides administration services to certain of the Underlying Funds and, for those services, may receive administration fees from those Underlying Funds. BFA has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to management and administration fees, if any, paid by the Underlying Funds to BFA and BTC, respectively, through December 1, 2011.

BFA is located at 400 Howard Street, San Francisco, CA 94105. BFA is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock, Inc. ("BlackRock"). As of March 31, 2010, BTC and its affiliates, including BFA, had approximately $__ in investment company and other portfolio assets under management. BFA, BTC, BlackRock Execution Services, BlackRock and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolios invest.

A discussion regarding the basis for the MIP's Board of Trustees' approval of the investment advisory agreements with BFA will be available in the LifePath Portfolios' annual report for the year ended December 31, 2010.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Dagmar Nikles, Leslie Gambon and Alan Mason (the "Portfolio Managers") are jointly and primarily responsible for the day-to-day management of the Master Portfolios and act collaboratively on all aspects concerning the Master Portfolios. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

Ms. Nikles has been employed as a Senior Investment Strategist in the defined contributions team at BFA and BTC since December 2009. From July 2003 to November 2009, Ms. Nikles was a member of the asset allocation portfolio management team at Barclays Global Fund Advisors ("BGFA") and Barclays Global Investors, N.A. ("BGI"). Ms. Nikles has been a one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since inception.

Ms. Gambon has been employed as a member of the asset allocation portfolio management team at BFA and BTC since December 2009. From April 2007 to November 2009, Ms. Gambon was a member of the asset allocation portfolio management at BGFA and BGI. From October 2004 to April 2007, Ms. Gambon was Head of Defined Contribution Portfolio Management at BGI. Ms. Gambon has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since inception.

Mr. Mason has been employed by BFA and BTC since December 2009. Mr. Mason is responsible for multi-asset class solutions for institutional clients. From 1991 to 2009, Mr. Mason served a variety of roles at BGFA and BGI, including eight years devoted to the development of transition management products. Mr. Mason has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since inception.

The LifePath Portfolios' SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares in the LifePath Portfolios.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------
Pursuant to an Administration Agreement between the Trust, on behalf of the LifePath Portfolios, and BTC, BTC provides the following services, among others, as the LifePath Portfolios' administrator:

     . Supervises the LifePath Portfolios' administrative operations;

     . Provides or causes to be provided management reporting and treasury administration services;

     . Financial reporting;

     . Legal, blue sky and tax services;

     . Preparation of proxy statements and shareholder reports; and

   . Engaging and supervising the shareholder servicing agents ("Shareholder
     Servicing Agents") on behalf of the LifePath Portfolios.

BTC is entitled to receive fees for these services at the annual rate of __% of the average daily net assets of Investor A Shares of each LifePath Portfolio. In addition to performing these services, BTC has agreed to bear all costs of operating the LifePath Portfolios, other than brokerage expenses, management fees, distribution fees, certain fees and expenses related to the Trust's trustees that are not "interested persons" of the LifePath Portfolios or the Trust as defined in the 1940 Act (the "Independent Trustees") and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses.

CONFLICTS OF INTEREST
--------------------------------------------------------------------------------
BFA wants you to know that there are certain entities with which BFA has relationships that may give rise to conflicts of interest, or the appearance of conflicts of interest. These entities include the following: BFA's affiliates (including BlackRock and PNC and each of their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the "Affiliates")) and BlackRock's significant shareholders, Merrill Lynch and its affiliates, including BAC (each, a "BAC Entity"), and Barclays Bank PLC and its affiliates, including Barclays PLC (each, a "Barclays Entity") (for convenience the Affiliates, BAC Entities and Barclays Entities are collectively referred to in this section as the "Entities" and each separately is referred to as an "Entity").

The activities of Entities in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the LifePath Portfolios and their shareholders. The Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the LifePath Portfolios. The Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the LifePath Portfolios. One or more of the Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the LifePath Portfolios directly and indirectly invest. Thus, it is likely that the LifePath Portfolios will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Entity performs or seeks to perform investment banking or other services.

One or more Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the LifePath Portfolios and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the LifePath Portfolios, including in securities issued by other open-end and closed-end investment management companies, including investment companies that are affiliated with the LifePath Portfolios and BFA to the extent permitted under the 1940 Act. The trading activities of these Entities are carried out without reference to positions held directly or indirectly by the LifePath Portfolios and may result in an Entity having positions that are adverse to those of the LifePath Portfolios.

No Entity is under any obligation to share any investment opportunity, idea or strategy with the LifePath Portfolios. As a result, an Entity may compete with the LifePath Portfolios for appropriate investment opportunities. As a result of this and several other factors, the results of the LifePath Portfolios' investment activities may differ from those of an Entity and of other accounts managed by an Entity, and it is possible that the LifePath Portfolios could sustain losses during periods in which one or more Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

The LifePath Portfolios may, from time to time, enter into transactions in which an Entity or an Entity's other clients have an adverse interest. Furthermore, transactions undertaken by Entity-advised clients may adversely impact the

LifePath Portfolios. Transactions by one or more Entity-advised clients or BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the LifePath Portfolios.

An Entity may maintain securities indexes as part of its product offerings. Index based funds seek to track the performance of securities indexes and may use the name of the index in the fund name. Index providers, including Entities, may be paid licensing fees for use of their indexes or index names. Entities will not be obligated to license their indexes to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with the Entities will be as favorable as those terms offered to other index licensees.

The LifePath Portfolios' activities may be limited because of regulatory restrictions applicable to one or more Entities, and/or their internal policies designed to comply with such restrictions. In addition, the LifePath Portfolios may invest in securities of companies with which an Entity has or is trying to develop investment banking relationships or in which an Entity has significant debt or equity investments. The LifePath Portfolios also may invest in securities of companies for which an Entity provides or may some day provide research coverage. An Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the LifePath Portfolios or who engage in transactions with or for the LifePath Portfolios, and may receive compensation for such services. The LifePath Portfolios may also make brokerage and other payments to Entities in connection with the LifePath Portfolios' portfolio investment transactions.

Under a securities lending program approved by MIP's Board of Trustees, the Master Portfolios have retained an Affiliate of BFA to serve as the securities lending agent for the Master Portfolios to the extent that the Master Portfolios participate in the securities lending program. For these services, the lending agent may receive a fee from the Master Portfolios, including a fee based on the returns earned on the Master Portfolios' investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Master Portfolios may lend their portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the LifePath Portfolios and their shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest.

CERTAIN LIFEPATH PORTFOLIO POLICIES

--------------------------------------------------------------------------------
ANTI-MONEY LAUNDERING REQUIREMENTS

The LifePath Portfolios are subject to the USA PATRIOT Act (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a LifePath Portfolio may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The LifePath Portfolios reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the LifePath Portfolios to verify their identity. The LifePath Portfolios also reserve the right to redeem any amounts in a LifePath Portfolio from persons whose identity it is unable to verify on a timely basis. It is the LifePath Portfolios' policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Financial highlights for the LifePath Portfolios are not available because, as of the effective date of this Prospectus, the LifePath Portfolios have not commenced operations, and therefore have no financial highlights to report.

DISCLAIMERS
--------------------------------------------------------------------------------
The iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P Small Cap 600 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and the iShares S&P North America Natural Resources Sector Index Fund (the "iShares S&P Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's or its affiliates. Standard & Poor's and its affiliates make no representation or warranty, express or implied, to the owners of shares of the iShares S&P Funds or any member of the public regarding the advisability of investing in securities generally or in iShares S&P Funds particularly or the ability of the Standard & Poor's Indexes to track general stock market performance. Standard & Poor's and its affiliates' only relationship to the iShares Trust (as used in these Disclaimers, the "Trust"), BTC and BFA is the licensing of certain trademarks and trade names of Standard & Poor's and its affiliates and of the Standard & Poor's Indexes, which are determined, composed and calculated by Standard & Poor's and its affiliates without regard to the Trust, BTC, BFA or the iShares S&P Funds. Standard & Poor's and its affiliates have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares S&P Funds into consideration in determining, composing or calculating the Standard & Poor's Indexes. Standard & Poor's and its affiliates are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares S&P Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares S&P Funds are to be converted into cash. Standard & Poor's and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the iShares S&P Funds. Standard &
Poor's and its affiliates do not guarantee the accuracy or the completeness of the Standard & Poor's Indexes or any data included therein and Standard &
Poor's and its affiliates shall have no liability for any errors, omissions, or interruptions therein. Standard & Poor's and its affiliates make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares S&P Funds or any other person or entity from the use of the Standard & Poor's Indexes or any data included therein. Standard & Poor's and its affiliates make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Standard & Poor's Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Standard & Poor's and its affiliates have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Standard & Poor's Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Russell Midcap Index Fund and the iShares Russell 2000 Index Fund (the "iShares Russell Funds") are not sponsored, endorsed, sold or promoted by Russell Investment Group. Russell Investment Group makes no representation or warranty, express or implied, to the owners of shares of the iShares Russell Funds or any member of the public regarding the advisability of investing in securities generally or in the iShares Russell Funds particularly or the ability of the Russell Indexes to track general stock market performance. Russell Investment Group's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Russell Investment Group's and of the Russell Indexes, which are determined, composed, and calculated by Russell Investment Group without regard to the Trust, BTC, BFA or the iShares Russell Funds. Russell Investment Group has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Russell Funds into consideration in determining, composing or calculating the Russell Indexes. Russell Investment Group is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Russell Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Russell Funds are to be converted into cash. Russell Investment Group has no obligation or liability in connection with the administration, marketing or trading of the iShares Russell Funds. Russell Investment Group does not guarantee the accuracy or the completeness of the Russell Indexes or any data included therein and Russell Investment Group shall have no liability for any errors, omissions, or interruptions therein. Russell Investment Group makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Russell Funds or any other person or entity from the use of the Russell Indexes or any data included therein. Russell Investment Group makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Russell Investment Group have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Russell Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers. Cohen & Steers makes no representation or warranty, express or implied, to the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares Cohen & Steers Realty Majors Index Fund particularly or the ability of the Cohen & Steers Realty Majors Index to track general stock market performance. Cohen & Steers' only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Cohen & Steers and of the Cohen & Steers Realty Majors Index, which is determined, composed and calculated by Cohen & Steers without regard to the Trust, BTC, BFA or the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund into consideration in determining, composing or calculating the Cohen & Steers Realty Majors Index. Cohen & Steers is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Cohen & Steers Realty Majors Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Cohen & Steers Realty Majors Index Fund are to be converted into cash. Cohen & Steers has no obligation or liability in connection with the administration, marketing or trading of the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers does not guarantee the accuracy or the completeness of the Cohen & Steers Realty Majors Index or any data included therein and Cohen & Steers shall have no liability for any errors, omissions, or interruptions therein. Cohen & Steers makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any other person or entity from the use of the Cohen & Steers Realty Majors Index or any data included therein. Cohen & Steers makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Cohen & Steers Realty Majors Index or any data included therein. Without limiting any of the foregoing, in no event shall Cohen & Steers have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Cohen & Steers Realty Majors Index or any data included therein, even if notified of the possibility of such damages.

The iShares JPMorgan USD Emerging Markets Bond Fund is not sponsored, endorsed, sold or promoted by JPMorgan. JPMorgan makes no representation or warranty, express or implied, to the owners of shares of the iShares JPMorgan USD Emerging Markets Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares JPMorgan USD Emerging Markets Bond Fund particularly or the ability of the JPMorgan EMBI Global Core Index to track general bond market performance. JPMorgan's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of JPMorgan and of the JPMorgan EMBI Global Core Index which is determined, composed and calculated by JPMorgan without regard to the Trust, BTC, BFA or the iShares JPMorgan USD Emerging Markets Bond Fund. JPMorgan has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares JPMorgan USD Emerging Markets Bond Fund into consideration in determining, composing or calculating the JPMorgan EMBI Global Core Index. JPMorgan is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares JPMorgan USD Emerging Markets Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares JPMorgan USD Emerging Markets Bond Fund are to be converted into cash. JPMorgan has no obligation or liability in connection with the administration, marketing or trading of the iShares JPMorgan USD Emerging Markets Bond Fund. JPMorgan does not guarantee the accuracy or the completeness of the JPMorgan EMBI Global Core Index or any data included therein and JPMorgan shall have no liability for any errors, omissions, or interruptions therein. JPMorgan makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the JPMorgan USD Emerging Markets Bond Fund or any other person or entity from the use of the JPMorgan EMBI Global Core Index or any data included therein. JPMorgan makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the JPMorgan EMBI Global Core Index or any data included therein. Without limiting any of the foregoing, in no event shall JPMorgan have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the JPMorgan EMBI Global Core Index or any data included therein, even if notified of the possibility of such damages.

The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC. IIC makes no representation or warranty, express or implied, to the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares iBoxx $ High Yield Corporate Bond Fund particularly or the ability of the iBoxx $ Liquid High Yield Index to track the general stock market performance. IIC's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of IIC and of the iBoxx $ Liquid High Yield Index which is determined, composed and calculated by IIC without regard to the Trust, BTC, BFA or the iShares iBoxx $ High Yield Corporate Bond Fund. IIC has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund into consideration in determining, composing or calculating the iBoxx $ Liquid High Yield Index. IIC is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares iBoxx
$ High Yield Corporate Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares iBoxx $ High Yield Corporate Bond Fund are to be converted into cash. IIC has no obligation or liability in connection with the administration, marketing or trading of the iShares iBoxx $ High Yield Corporate Bond Fund. IIC does not guarantee the accuracy or the completeness of the iBoxx $ Liquid High Yield Index or any data included therein and IIC shall have no liability for any errors, omissions, or interruptions therein. IIC makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any other person or entity from the use of the iBoxx $ Liquid High Yield Index or any data included therein. IIC makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the iBoxx $ Liquid High Yield Index or any data included therein. Without limiting any of the foregoing, in no event shall IIC have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the iBoxx $ Liquid High Yield Index or any data included therein, even if notified of the possibility of such damages.

The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE Licensor Parties. None of the FTSE Licensor Parties makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index and/or the figure at which the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index stands at any particular time on any particular day or otherwise. The FTSE Licensor Parties' only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of the FTSE Licensor Parties and of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index, which is determined, composed and calculated by the FTSE Licensor Parties without regard to the Trust, BTC, BFA or the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund into consideration in determining, composing or calculating the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index. The FTSE Licensor Parties are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund are to be converted into cash. The FTSE Licensor Parties have no obligation or liability in connection with the administration, marketing or trading of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties do not guarantee the accuracy or the completeness of the FTSE EPRA/

NAREIT Developed Real Estate ex-U.S. Index or any data included therein and the FTSE Licensor Parties shall have no liability for any errors, omissions, or interruptions therein. The FTSE Licensor Parties make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund or any other person or entity from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. The FTSE Licensor Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. Without limiting any of the foregoing, in no event shall the FTSE Licensor Parties have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein, even if notified of the possibility of such damages.

The iShares MSCI Canada Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund (the "iShares MSCI Index Funds") are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of the iShares MSCI Index Funds or any member of the public regarding the advisability of investing in funds generally or in the iShares MSCI Index Funds particularly or the ability of the MSCI Indexes to track general stock market performance. MSCI is the licensor of certain trademarks, servicemarks and trade names of MSCI and of the MSCI Indexes, which are determined, composed and calculated by MSCI without regard to the Trust, iShares, Inc., BTC, BFA or the iShares MSCI Index Funds. MSCI has no obligation to take the needs of BTC, BFA or the owners of the iShares MSCI Index Funds into consideration in determining, composing or calculating the MSCI Indexes. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the iShares MSCI Index Funds to be issued or in the determination or calculation of the equation by which the iShares MSCI Index Funds are redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of the iShares MSCI Index Funds in connection with the administration, marketing or trading of the iShares MSCI Index Funds. Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI Indexes from sources which MSCI considers reliable, neither MSCI nor any other party guarantees the accuracy and/or the completeness of the MSCI Indexes or any data included therein. Neither MSCI nor any other party makes any warranty, express or implied, as to results to be obtained by a licensee, licensee's customers and counterparties, the owners of the iShares MSCI Index Funds or any other person or entity from the use of the MSCI Indexes or any data included hereunder or for any other use. Neither MSCI nor any other party makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the MSCI Indexes or any data included therein. Without limiting any of the foregoing, in no event shall MSCI or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund (collectively, the "Barclays Capital Funds") are not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of shares of the Barclays Capital Funds or any member of the public regarding the advisability of investing in securities generally or in the Barclays Capital Funds particularly or the ability of the Barclays Capital Funds' underlying indexes (the "Underlying Indexes") to track general bond market performance. Barclays Capital's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of

Barclays Capital and of the Underlying Indexes, which are determined, composed and calculated by Barclays Capital without regard to the Trust, BTC, BFA or the Barclays Capital Funds. Barclays Capital has no obligation to take the needs of BTC, BFA or the owners of shares of the Barclays Capital Funds into consideration in determining, composing or calculating the Underlying Indexes. Barclays Capital is not responsible for and has not participated in the determination of the prices and amount of shares of the Barclays Capital Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Barclays Capital Funds are to be converted into cash. Barclays Capital has no obligation or liability in connection with the administration, marketing or trading of the Barclays Capital Funds. Barclays Capital does not guarantee the accuracy or the completeness of the Underlying Indexes or any data included therein and Barclays Capital shall have no liability for any errors, omissions or interruptions therein. Barclays Capital makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the Barclays Capital Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. Barclays Capital makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Barclays Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Indexes or any data included therein, even if notified of the possibility of such damages.

BFA does not guarantee the accuracy or the completeness of any underlying index or any data included therein and BFA shall have no liability for any errors, omissions, or interruptions therein.

BFA makes no warranty, express or implied, to the owners of shares of the iShares funds or to any other person or entity as to results to be obtained by the series of the Trust from the use of any underlying index or any data included therein. BFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any underlying index or any data included therein. Without limiting any of the foregoing, in no event shall BFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the LifePath Portfolios is available at no charge upon request. This information includes:

ANNUAL/SEMI-ANNUAL REPORTS
These reports (once available) contain additional information about each of the LifePath Portfolio's investments. The annual report describes the LifePath Portfolio's performance, lists portfolio holdings, and discusses recent market conditions, economic trends and LifePath Portfolio investment strategies that significantly affected the LifePath Portfolio's performance for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information, dated ___, 2010, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each LifePath Portfolio, may be obtained free of charge, along with each LifePath Portfolios' annual and semi-annual reports, by calling
(800) 441-7762, on any business day. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

QUESTIONS
If you have any questions about the LifePath Portfolios, please:

Call:       1-800-441-7762 (toll free)
            8:00 a.m. to 6:00 p.m. (Eastern time),
            on any business day

WORLD WIDE WEB
The LifePath Portfolios do not have a fund website, but the LifePath Portfolios' annual and semi-annual shareholder reports (once available), Prospectuses and SAI are available free of charge online at the SEC's website WWW.SEC.GOV.

WRITTEN CORRESPONDENCE

BlackRock Funds III
PO Box 9819
Providence, RI 02940-8019

OVERNIGHT MAIL
BlackRock Funds III
101 Sabin Street
Pawtucket, RI 02860-1427

INTERNAL WHOLESALERS/BROKER DEALER SUPPORT
Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), on any Business Day. Call: (800) 882-0052.

PORTFOLIO CHARACTERISTICS AND HOLDINGS
A description of the LifePath Portfolios' policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

SECURITIES AND EXCHANGE COMMISSION
You may also view and copy public information about a LifePath Portfolio, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM INFORMATION CONTAINED IN THIS PROSPECTUS.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE # 811-07332

[GRAPHIC APPEARS HERE]




___-_____-____

EQUITIES  FIXED INCOME  REAL ESTATE
 LIQUIDITY  ALTERNATIVES BLACKROCK SOLUTIONS

[GRAPHIC APPEARS HERE]

BLACKROCK FUNDS III
     LIFEPATH(R) PORTFOLIOS

INVESTOR C SHARES PROSPECTUS | ______________, 2010

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

PORTFOLIO                                                  TICKER SYMBOL
------------------------------------------------------     --------------
LifePath 2025 Portfolio(R) - Investor C Shares                      ____
LifePath 2035 Portfolio(R) - Investor C Shares                      ____
LifePath 2045 Portfolio(R) - Investor C Shares                      ____
LifePath 2055 Portfolio(R) - Investor C Shares                      ____

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THE SECURITIES DESCRIBED HEREIN MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE IN WHICH THE OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                               Table of Contents
--------------------------------------------------------------------------------

                                                             LIFEPATH PORTFOLIO

  KEY FACTS AND DETAILS ABOUT THE LIFEPATH PORTFOLIOS, INCLUDING
OVERVIEW
  INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, RISK FACTORS, FEE AND
  EXPENSE INFORMATION, AND HISTORICAL PERFORMANCE INFORMATION
  KEY FACTS ABOUT LIFEPATH 2025 PORTFOLIO...........................  1
  KEY FACTS ABOUT LIFEPATH 2035 PORTFOLIO...........................  6
  KEY FACTS ABOUT LIFEPATH 2045 PORTFOLIO........................... 11
  KEY FACTS ABOUT LIFEPATH 2055 PORTFOLIO........................... 16

                                          DETAILS ABOUT THE LIFEPATH PORTFOLIOS

  INVESTMENT TIME HORIZONS.......................................... 21
  A FURTHER DISCUSSION OF PRINCIPAL INVESTMENT STRATEGIES........... 22
  A FURTHER DISCUSSION OF RISK FACTORS.............................. 28

                                                            ACCOUNT INFORMATION

  DETAILS ABOUT INVESTOR C SHARES................................... 34
  DISTRIBUTION AND SERVICE PAYMENTS................................. 35
  HOW TO BUY, SELL, EXCHANGE AND TRANSFER SHARES.................... 36
  ACCOUNT SERVICES AND PRIVILEGES................................... 41
  LIFEPATH PORTFOLIOS' RIGHTS....................................... 41
  CALCULATING THE LIFEPATH PORTFOLIOS' SHARE PRICE.................. 42
  LIFEPATH PORTFOLIO DISTRIBUTIONS.................................. 42
  FREQUENT TRADING IN LIFEPATH PORTFOLIO SHARES..................... 42
  TAXES............................................................. 43
  MASTER/FEEDER AND FUND OF FUNDS STRUCTURES........................ 44

                                          MANAGEMENT OF THE LIFEPATH PORTFOLIOS

  INVESTMENT ADVISER................................................ 45
  PORTFOLIO MANAGERS................................................ 45
  ADMINISTRATIVE SERVICES........................................... 46
  CONFLICTS OF INTEREST............................................. 46
  CERTAIN LIFEPATH PORTFOLIO POLICIES............................... 47
  FINANCIAL HIGHLIGHTS.............................................. 49
  DISCLAIMERS....................................................... 50

  FOR MORE INFORMATION   ADDITIONAL INFORMATION..................... BACK COVER

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

LifePath 2025 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2025 PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
LifePath 2025 Portfolio, a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025. LifePath 2025 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF LIFEPATH 2025 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Investor C Shares of LifePath 2025 Portfolio. The expenses are deducted from LifePath 2025 Portfolio's assets, which means you pay them indirectly.
This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Investor C Shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------
 Maximum Deferred Sales Charge (Load) (as                         1.00%/(1)/
 percentage of offering price or redemption proceeds,
 whichever is lower)

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
---------------------------------------------------------------------------------
 Management Fees/(2)/                                                                    ____%
 Distribution and Service (12b-1) Fees                                                  ____%
 Other Expenses/(3)/                                                                    ____%
  Administration Fees                                                                   ____%
  Independent Expenses/(4)/                                                             ____%
 Acquired Fund Fees and Expenses (Underlying Funds)/(5)/                                ____%
 Total Annual Class Operating Expenses/(2)(4)(5)(6)/                                    ____%
 Fee Waivers and/or Expense Reimbursements/(2)(4)/                                     (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ____%
 Reimbursements/(2)(4)(6)(7)/

-------
/(1)/ There is no contingent deferred sales charge ("CDSC") on Investor C Shares after one year.

/(2)/ BlackRock Fund Advisors ("BFA") (formerly, Barclays Global Fund
      Advisors), the investment adviser to LifePath 2025 Master Portfolio (the "2025 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), has contractually agreed to waive its management fee at the 2025 Master Portfolio level in an amount equal to the management fees and administration fees, if any, charged to the funds in which the 2025 Master Portfolio invests through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without the consent of the Board of Trustees of MIP.

/(3)/ Other Expenses have been restated to reflect current fees.

/(4)/ "Independent Expenses" consist of those fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services in connection with the LifePath 2025 Portfolio and the 2025 Master Portfolio that are allocable to the Investor C Shares of LifePath 2025 Portfolio. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly, Barclays Global Investors, N.A.) and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Investor C Shares of LifePath 2025 Portfolio and the 2025 Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees of MIP.

/(5)/ "Acquired Fund Fees and Expenses (Underlying Funds)" reflect LifePath
      2025 Portfolio's PRO RATA share of the fees and expenses incurred by investing in the underlying funds or certain other funds.

/(6)/ Total Annual Class Operating Expenses in the table above and the following example reflect the expenses of the Investor C Shares of LifePath 2025 Portfolio and the 2025 Master Portfolio and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2025 Master Portfolio invests.

/(7)/ LifePath 2025 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor C Shares of LifePath 2025 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in LifePath 2025 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2025 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS
          ------       -------
          $  ___       $  ___

You would pay the following expenses if you did not redeem your shares:

          1 YEAR       3 YEARS
          ------       -------
            ___           ___

PORTFOLIO TURNOVER

The 2025 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect LifePath 2025 Portfolio's performance.

PRINCIPAL INVESTMENT STRATEGIES OF LIFEPATH 2025 PORTFOLIO
--------------------------------------------------------------------------------
LifePath 2025 Portfolio invests all of its assets in the 2025 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2025 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2025. As of _____, 2010, LifePath 2025 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

PRINCIPAL RISKS OF INVESTING IN LIFEPATH 2025 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in LifePath
2025 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2025 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2025 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in LifePath 2025 Portfolio.

..    ALLOCATION RISK - LifePath 2025 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2025 Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

..    CONCENTRATION RISK - LifePath 2025 Portfolio's strategy of concentrating its investments in securities of companies in a particular market, industry, group of industries, sector or asset class, country, region or group of countries means that its performance will be closely tied to the performance of a particular market segment. LifePath 2025 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath 2025 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of companies in other industries or the broader market as a whole.

..    DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk.
     Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of LifePath 2025 Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

..    DERIVATIVES RISK - LifePath 2025 Portfolio's use of derivatives may reduce
     LifePath 2025 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of LifePath 2025 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

..    EMERGING MARKETS RISK - Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

..    EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

..    FOREIGN SECURITIES RISK - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that LifePath 2025 Portfolio will lose money. These risks include:

          . LifePath 2025 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

          . Changes in foreign currency exchange rates can affect the value of LifePath 2025 Portfolio's portfolio.

          . The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

          . The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

          . Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

          . Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

..    INVESTMENT IN MUTUAL FUNDS AND EXCHANGE TRADED FUNDS RISK - LifePath 2025
     Portfolio will invest substantially all of its assets in underlying BlackRock funds, so LifePath 2025 Portfolio's investment performance is directly related to the performance of the Underlying Funds. LifePath 2025 Portfolio may also directly invest in exchange traded funds ("ETFs"). LifePath 2025 Portfolio's net asset value ("NAV") will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in LifePath 2025 Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

..    JUNK BONDS RISK - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for LifePath 2025 Portfolio.

..    MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which LifePath 2025 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

..    MORTGAGE- AND ASSET-BACKED SECURITIES RISK - Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

..    PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

..    REIT INVESTMENT RISK - Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

..    SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, LifePath 2025 Portfolio may lose money and there may be a delay in recovering the loaned securities. LifePath 2025 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for LifePath 2025 Portfolio.

..    U.S. GOVERNMENT OBLIGATION RISK - Certain securities in which LifePath 2025
     Portfolio may invest, including securities issued by certain U.S.
     Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

LifePath 2025 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
LifePath 2025 Portfolio expects to commence operations as soon as practicable after the date of this prospectus ("Prospectus"). Because LifePath 2025 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The 2025 Master Portfolio's investment manager is BlackRock Fund Advisors.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                        PORTFOLIO
                       MANAGER OF
                        THE 2025
                         MASTER
                        PORTFOLIO
NAME                      SINCE         TITLE
--------------       -------------      ----------------------------
 Dagmar Nikles        Inception          Director of BTC
 Leslie Gambon        Inception          Director of BTC
 Alan Mason           Inception          Managing Director of BTC

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
You may purchase or redeem shares of LifePath 2025 Portfolio on each day the New York Stock Exchange ("NYSE") is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if you hold shares through LifePath 2025 Portfolio, you should contact LifePath 2025 Portfolio by phone at (800) 441-7762 or by mail c/o BlackRock Funds III, P.O. Box 9819, Providence, RI 02940-8019. LifePath 2025 Portfolio's initial and subsequent investment minimums generally are as follows, although LifePath 2025 Portfolio may reduce or waive the minimums in some cases:

                                    INVESTOR C SHARES
                                    -------------------------------------------------

    Minimum Initial Investment      $1,000 for all accounts except:
                                    . $250 for certain fee-based programs.
                                    . $100 for retirement plans.
                                    . $50, if establishing Automatic Investment Plan.


    Minimum Additional Investment   $50 for all accounts except certain retirement plans
                                    and programs may have a lower minimum.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2025 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2025 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of LifePath 2025 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of LifePath 2025 Portfolio through a broker-dealer or other financial intermediary, LifePath 2025 Portfolio and BlackRock
Investments, LLC, LifePath 2025 Portfolio's distributor, or its affiliates may pay the intermediary for the sale of LifePath 2025 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend LifePath 2025 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2035 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2035 PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
LifePath 2035 Portfolio, a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035. LifePath 2035 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF LIFEPATH 2035 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Investor C Shares of LifePath 2035 Portfolio. The expenses are deducted from LifePath 2035 Portfolio's assets, which means you pay them indirectly.
This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Investor C Shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
 Maximum Deferred Sales Charge (Load) (as                         1.00%/(1)/
 percentage of offering price or redemption proceeds,
 whichever is lower)

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees/(2)/                                                                   ____%
 Distribution and Service (12b-1) Fees                                                  ____%
 Other Expenses/(3)/                                                                    ____%
  Administration Fees                                                                   ____%
  Independent Expenses/(4)/                                                             ____%
 Acquired Fund Fees and Expenses (Underlying Funds)/(5)/                                ____%
 Total Annual Class Operating Expenses/(2)(4)(5)(6)/                                    ____%
 Fee Waivers and/or Expense Reimbursements/(2)(4)/                                     (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ____%
 Reimbursements/(2)(4)(6)(7)/

-------
/(1)/ There is no contingent deferred sales charge ("CDSC") on Investor C Shares after one year.

/(2)/ BlackRock Fund Advisors ("BFA") (formerly, Barclays Global Advisors), the investment adviser to LifePath 2035 Master Portfolio (the "2035 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), has contractually agreed to waive its management fee at the 2035 Master Portfolio level in an amount equal to the management fees and administration fees, if any, charged to the funds in which the 2035 Master Portfolio invests through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without the consent of the Board of Trustees of MIP.

/(3)/ Other Expenses have been restated to reflect current fees.

/(4)/ "Independent Expenses" consist of those fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services in connection with LifePath 2035 Portfolio and the 2035 Master Portfolio that are allocable to the Investor C Shares of LifePath 2035 Portfolio. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly, Barclays Global Investors, N.A.) and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Investor C Shares of LifePath 2035 Portfolio and the 2035 Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees of MIP.

/(5)/ "Acquired Fund Fees and Expenses (Underlying Funds)" reflect LifePath
      2035 Portfolio's PRO RATA share of the fees and expenses incurred by investing in the underlying funds or certain other funds.

/(6)/ Total Annual Class Operating Expenses in the table above and the following example reflect the expenses of the Investor C Shares of LifePath 2035 Portfolio and the 2035 Master Portfolio and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2035 Master Portfolio invests.

/(7)/ LifePath 2035 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor C Shares of LifePath 2035 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in LifePath 2035 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2035 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS
          ------       -------
          $  ___       $  ___

You would pay the following expenses if you did not redeem your shares:

          1 YEAR       3 YEARS
          ------       -------
            ___           ___

PORTFOLIO TURNOVER

The 2035 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect LifePath 2035 Portfolio's performance.

PRINCIPAL INVESTMENT STRATEGIES OF LIFEPATH 2035 PORTFOLIO
--------------------------------------------------------------------------------
LifePath 2035 Portfolio invests all of its assets in the 2035 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2035 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. As of _____, 2010, LifePath 2035 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

PRINCIPAL RISKS OF INVESTING IN LIFEPATH 2035 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in LifePath
2035 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2035 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2035 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in LifePath 2035 Portfolio.

..    ALLOCATION RISK - LifePath 2035 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2035 Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

..    CONCENTRATION RISK - LifePath 2035 Portfolio's strategy of concentrating its investments in securities of companies in a particular market, industry, group of industries, sector or asset class, country, region or group of countries means that its performance will be closely tied to the performance of a particular market segment. LifePath 2035 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on LifePath 2035 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of companies in other industries or the broader market as a whole.

..    DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk.
     Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of LifePath 2035 Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

..    DERIVATIVES RISK - LifePath 2035 Portfolio's use of derivatives may reduce
     LifePath 2035 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of LifePath 2035 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

..    EMERGING MARKETS RISK - Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

..    EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

..    FOREIGN SECURITIES RISK - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that LifePath 2035 Portfolio will lose money. These risks include:

          . LifePath 2035 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

          . Changes in foreign currency exchange rates can affect the value of LifePath 2035 Portfolio's portfolio.

          . The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

          . The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

          . Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

          . Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

..    INVESTMENT IN MUTUAL FUNDS AND EXCHANGE TRADED FUNDS RISK - LifePath 2035
     Portfolio will invest substantially all of its assets in underlying BlackRock funds, so LifePath 2035 Portfolio's investment performance is directly related to the performance of the Underlying Funds. LifePath 2035 Portfolio may also directly invest in exchange traded funds ("ETFs"). LifePath 2035 Portfolio's net asset value ("NAV") will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in LifePath 2035 Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

..    JUNK BONDS RISK - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for LifePath 2035 Portfolio.

..    MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath 2035 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

..    MORTGAGE- AND ASSET-BACKED SECURITIES RISK - Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

..    PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

..    REIT INVESTMENT RISK - Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

..    SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, LifePath 2035 Portfolio may lose money and there may be a delay in recovering the loaned securities. LifePath 2035 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for LifePath 2035 Portfolio.

..    U.S. GOVERNMENT OBLIGATION RISK - Certain securities in which LifePath 2035
     Portfolio may invest, including securities issued by certain U.S.
     Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

LifePath 2035 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------
LifePath 2035 Portfolio expects to commence operations as soon as practicable after the date of this prospectus ("Prospectus"). Because LifePath 2035 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The 2035 Master Portfolio's investment manager is BlackRock Fund Advisors.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                        PORTFOLIO
                       MANAGER OF
                        THE 2035
                         MASTER
                        PORTFOLIO
NAME                      SINCE         TITLE
--------------       -------------      ---------------------------
 Dagmar Nikles       Inception          Director of BTC
 Leslie Gambon       Inception          Director of BTC
 Alan Mason          Inception          Managing Director of BTC

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
You may purchase or redeem shares of LifePath 2035 Portfolio on each day the New York Stock Exchange ("NYSE") is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if you hold shares through LifePath 2035 Portfolio, you should contact LifePath 2035 Portfolio by phone at (800) 441-7762 or by mail c/o BlackRock Funds III, P.O. Box 9819, Providence, RI 02940-8019. LifePath 2035 Portfolio's initial and subsequent investment minimums generally are as follows, although LifePath 2035 Portfolio may reduce or waive the minimums in some cases:

                                    INVESTOR C SHARES
                                    ---------------------------------------------------

    Minimum Initial Investment      $1,000 for all accounts except:
                                    . $250 for certain fee-based programs.
                                    . $100 for retirement plans.
                                    . $50, if establishing Automatic Investment Plan.


    Minimum Additional Investment   $50 for all accounts except certain retirement plans
                                    and programs may have a lower minimum.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2035 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2035 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of LifePath 2035 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of LifePath 2035 Portfolio through a broker-dealer or other financial intermediary, LifePath 2035 Portfolio and BlackRock
Investments, LLC, LifePath 2035 Portfolio's distributor, or its affiliates may pay the intermediary for the sale of LifePath 2035 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend LifePath 2035 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2045 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2045 PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
LifePath 2045 Portfolio, a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045. LifePath 2045 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH 2045 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Investor C Shares of LifePath 2045 Portfolio. The expenses are deducted from LifePath 2045 Portfolio's assets, which means you pay them indirectly.
This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Investor C Shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------
 Maximum Deferred Sales Charge (Load) (as                   1.00%/(1)/
 percentage of offering price or redemption proceeds,
 whichever is lower)

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
---------------------------------------------------------------------------------
 Management Fees/(2)/                                                                   ____%
 Distribution and Service (12b-1) Fees                                                  ____%
 Other Expenses/(3)/                                                                    ____%
  Administration Fees                                                                   ____%
  Independent Expenses/(4)/                                                             ____%
 Acquired Fund Fees and Expenses (Underlying Funds)/(5)/                                ____%
 Total Annual Class Operating Expenses/(2)(4)(5)(6)/                                    ____%
 Fee Waivers and/or Expense Reimbursements/(2)(4)/                                     (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ____%
 Reimbursements/(2)(4)(6)(7)/

-------

/(1)/ There is no contingent deferred sales charge ("CDSC") on Investor C Shares after one year.

/(2)/ BlackRock Fund Advisors ("BFA") (formerly, Barclays Global Fund
      Advisors), the investment adviser to LifePath 2045 Master Portfolio (the "2045 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), has contractually agreed to waive its management fee at the 2045 Master Portfolio level in an amount equal to the management fees and administration fees, if any, charged to the funds in which the 2045 Master Portfolio invests through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without the consent of the Board of Trustees of MIP.

/(3)/ Other Expenses have been restated to reflect current fees.

/(4)/ "Independent Expenses" consist of those fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services in connection with LifePath 2045 Portfolio and the 2045 Master Portfolio that are allocable to the Investor C Shares of LifePath 2045 Portfolio. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly, Barclays Global Investors, N.A.) and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Investor C Shares of LifePath 2045 Portfolio and the 2045 Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees of MIP.

/(5)/ "Acquired Fund Fees and Expenses (Underlying Funds)" reflect LifePath
      2045 Portfolio's PRO RATA share of the fees and expenses incurred by investing in the underlying funds or certain other funds.

/(6)/ Total Annual Class Operating Expenses in the table above and the following example reflect the expenses of the Investor C Shares of LifePath 2045 Portfolio and the 2045 Master Portfolio and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2045 Master Portfolio invests.

/(7)/ LifePath 2045 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor C Shares of LifePath 2045 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in LifePath 2045 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2045 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS
          ------       -------
          $  ___       $  ___

You would pay the following expenses if you did not redeem your shares:

          1 YEAR       3 YEARS
          ------       -------
            ___           ___

PORTFOLIO TURNOVER

The 2045 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect LifePath 2045 Portfolio's performance.

PRINCIPAL INVESTMENT STRATEGIES OF LIFEPATH 2045 PORTFOLIO
--------------------------------------------------------------------------------
LifePath 2045 Portfolio invests all of its assets in the 2045 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2045 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. As of _____, 2010, LifePath 2045 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

PRINCIPAL RISKS OF INVESTING IN LIFEPATH 2045 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in LifePath
2045 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2045 Portfolio or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in LifePath 2045 Portfolio. An investment in LifePath 2045 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

..    ALLOCATION RISK - LifePath 2045 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining LifePath 2045 Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

..    CONCENTRATION RISK - LifePath 2045 Portfolio's strategy of concentrating its investments in securities of companies in a particular market, industry, group of industries, sector or asset class, country, region or group of countries means that its performance will be closely tied to the performance of a particular market segment. LifePath 2045 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on LifePath 2045 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of companies in other industries or the broader market as a whole.

..    DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk.
     Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of LifePath 2045 Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

..    DERIVATIVES RISK - LifePath 2045 Portfolio's use of derivatives may reduce
     LifePath 2045 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of LifePath 2045 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

..    EMERGING MARKETS RISK - Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

..    EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

..    FOREIGN SECURITIES RISK - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that LifePath 2045 Portfolio will lose money. These risks include:

          . LifePath 2045 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

          . Changes in foreign currency exchange rates can affect the value of LifePath 2045 Portfolio's portfolio.

          . The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

          . The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

          . Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

          . Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

..    INVESTMENT IN MUTUAL FUNDS AND EXCHANGE TRADED FUNDS RISK - LifePath 2045
     Portfolio will invest substantially all of its assets in underlying BlackRock funds, so LifePath 2045 Portfolio's investment performance is directly related to the performance of the Underlying Funds. LifePath 2045 Portfolio may also directly invest in exchange traded funds ("ETFs"). LifePath 2045 Portfolio's net asset value ("NAV") will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in LifePath 2045 Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

..    JUNK BONDS RISK - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for LifePath 2045 Portfolio.

..    MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which LifePath 2045 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

..    MORTGAGE- AND ASSET-BACKED SECURITIES RISK - Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

..    PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

..    REIT INVESTMENT RISK - Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

..    SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, LifePath 2045 Portfolio may lose money and there may be a delay in recovering the loaned securities. LifePath 2045 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for LifePath 2045 Portfolio.

..    U.S. GOVERNMENT OBLIGATION RISK - Certain securities in which LifePath 2045
     Portfolio may invest, including securities issued by certain U.S.
     Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

     LifePath 2045 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
LifePath 2045 Portfolio expects to commence operations as soon as practicable after the date of this prospectus ("Prospectus"). Because LifePath 2045 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The 2045 Master Portfolio's investment manager is BlackRock Fund Advisors.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                        PORTFOLIO
                       MANAGER OF
                        THE 2045
                         MASTER
                        PORTFOLIO
NAME                      SINCE         TITLE
---------------      -------------      ---------------------------
 Dagmar Nikles          Inception          Director of BTC
 Leslie Gambon       Inception          Director of BTC
 Alan Mason             Inception          Managing Director of BTC

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
You may purchase or redeem shares of LifePath 2045 Portfolio on each day the New York Stock Exchange ("NYSE") is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if you hold shares through the LifePath 2045 Portfolio, you should contact LifePath 2045 Portfolio by phone at (800) 441-7762 or by mail c/o BlackRock Funds III, P.O. Box 9819, Providence, RI 02940-8019. LifePath 2045 Portfolio's initial and subsequent investment minimums generally are as follows, although LifePath 2045 Portfolio may reduce or waive the minimums in some cases:

                                    INVESTOR C SHARES
                                    -------------------------------------------------
    Minimum Initial Investment      $1,000 for all accounts except:
                                    . $250 for certain fee-based programs.
                                    . $100 for retirement plans.
                                    . $50, if establishing Automatic Investment Plan.


    Minimum Additional Investment   $50 for all accounts except certain retirement plans
                                    and programs may have a lower minimum.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2045 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2045 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of LifePath 2045 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of LifePath 2045 Portfolio through a broker-dealer or other financial intermediary, LifePath 2045 Portfolio and BlackRock
Investments, LLC, LifePath 2045 Portfolio's distributor, or its affiliates may pay the intermediary for the sale of LifePath 2045 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend LifePath 2045 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2055 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2055 PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
LifePath 2055 Portfolio, a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055. LifePath 2055 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF LIFEPATH 2055 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Investor C Shares of LifePath 2055 Portfolio. The expenses are deducted from LifePath 2055 Portfolio's assets, which means you pay them indirectly.
This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Investor C Shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------
 Maximum Deferred Sales Charge (Load) (as                         1.00%/(1)/
 percentage of offering price or redemption proceeds,
 whichever is lower)

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees/(2)/                                                                   ____%
 Distribution and Service (12b-1) Fees                                                  ____%
 Other Expenses/(3)/                                                                    ____%
  Administration Fees                                                                   ____%
  Independent Expenses/(4)/                                                             ____%
 Acquired Fund Fees and Expenses (Underlying Funds)/(5)/                                ____%
 Total Annual Class Operating Expenses/(2)(4)(5)(6)/                                    ____%
 Fee Waivers and/or Expense Reimbursements/(2)(4)/                                     (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ____%
 Reimbursements/(2)(4)(6)(7)/

-------
/(1)/ There is no contingent deferred sales charge ("CDSC") on Investor C
      Shares after one year.

/(2)/ BlackRock Fund Advisors ("BFA") (formerly, Barclays Global Fund
      Advisors), the investment adviser to LifePath 2055 Master Portfolio (the "2055 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), has contractually agreed to waive its management fee at the 2055 Master Portfolio level in an amount equal to the management fees and administration fees, if any, charged to the funds in which the 2055 Master Portfolio invests through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without the consent of the Board of Trustees of MIP.

/(3)/ Other Expenses have been restated to reflect current fees.

/(4)/ "Independent Expenses" consist of those fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services in connection with LifePath 2055 Portfolio and the 2055 Master Portfolio that are allocable to the Investor C Shares of LifePath 2055 Portfolio. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly, Barclays Global Investors, N.A.) and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Investor C Shares of LifePath 2055 Portfolio and the 2055 Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees of MIP.

/(5)/ "Acquired Fund Fees and Expenses (Underlying Funds)" reflect LifePath
      2055 Portfolio's PRO RATA share of the fees and expenses incurred by investing in the underlying funds or certain other funds.

/(6)/ Total Annual Class Operating Expenses in the table above and the following example reflect the expenses of the Investor C Shares of LifePath 2055 Portfolio and the 2055 Master Portfolio and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2055 Master Portfolio invests.

/(7)/ LifePath 2055 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor C Shares of LifePath 2055 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in LifePath 2055 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2055 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS
          ------       -------
          $  ___       $  ___

You would pay the following expenses if you did not redeem your shares:

          1 YEAR       3 YEARS
          ------       -------
            ___           ___

PORTFOLIO TURNOVER

The 2055 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect LifePath 2055 Portfolio's performance.

PRINCIPAL INVESTMENT STRATEGIES OF LIFEPATH 2055 PORTFOLIO
--------------------------------------------------------------------------------
LifePath 2055 Portfolio invests all of its assets in the 2055 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2055 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. As of _____, 2010, LifePath 2055 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

PRINCIPAL RISKS OF INVESTING IN LIFEPATH 2055 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in LifePath
2055 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2055 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2055 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in LifePath 2055 Portfolio.

..    ALLOCATION RISK - LifePath 2055 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining LifePath 2055 Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

..    CONCENTRATION RISK - LifePath 2055 Portfolio's strategy of concentrating its investments in securities of companies in a particular market, industry, group of industries, sector or asset class, country, region or group of countries means that its performance will be closely tied to the performance of a particular market segment. LifePath 2055 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on LifePath 2055 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of companies in other industries or the broader market as a whole.

..    DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk.
     Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of LifePath 2055 Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

..    DERIVATIVES RISK - LifePath 2055 Portfolio's use of derivatives may reduce
     LifePath 2055 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of LifePath 2055 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

..    EMERGING MARKETS RISK - Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

..    EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

..    FOREIGN SECURITIES RISK - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that LifePath 2055 Portfolio will lose money. These risks include:

          . LifePath 2055 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

          . Changes in foreign currency exchange rates can affect the value of LifePath 2055 Portfolio's portfolio.

          . The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

          . The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

          . Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

          . Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

..    INVESTMENT IN MUTUAL FUNDS AND EXCHANGE TRADED FUNDS RISK - LifePath 2055
     Portfolio will invest substantially all of its assets in underlying BlackRock funds, so LifePath 2055 Portfolio's investment performance is directly related to the performance of the Underlying Funds. LifePath 2055 Portfolio may also directly invest in exchange traded funds ("ETFs"). LifePath 2055 Portfolio's net asset value ("NAV") will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in LifePath 2055 Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

..    JUNK BONDS RISK - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for LifePath 2055 Portfolio.

..    MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which LifePath 2055 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

..    MORTGAGE- AND ASSET-BACKED SECURITIES RISK - Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

..    PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

..    REIT INVESTMENT RISK - Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

..    SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, LifePath 2055 Portfolio may lose money and there may be a delay in recovering the loaned securities. LifePath 2055 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for LifePath 2055 Portfolio.

..    U.S. GOVERNMENT OBLIGATION RISK - Certain securities in which LifePath 2055
     Portfolio may invest, including securities issued by certain U.S.
     Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

LifePath 2055 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
LifePath 2055 Portfolio expects to commence operations as soon as practicable after the date of this prospectus ("Prospectus"). Because LifePath 2055 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The 2055 Master Portfolio's investment manager is BlackRock Fund Advisors.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                        PORTFOLIO
                       MANAGER OF
                        THE 2055
                         MASTER
                        PORTFOLIO
NAME                      SINCE         TITLE
--------------       -------------      ----------------------------
 Dagmar Nikles       Inception          Director of BTC
 Leslie Gambon       Inception          Director of BTC
 Alan Mason          Inception          Managing Director of BTC

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
You may purchase or redeem shares of LifePath 2055 Portfolio on each day the New York Stock Exchange ("NYSE") is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if you hold shares through LifePath 2055 Portfolio, you should contact LifePath 2055 Portfolio by phone at (800) 441-7762 or by mail c/o BlackRock Funds III, P.O. Box 9819, Providence, RI 02940-8019. LifePath 2055 Portfolio's initial and subsequent investment minimums generally are as follows, although LifePath 2055 Portfolio may reduce or waive the minimums in some cases:

                                    INVESTOR C SHARES
                                    -------------------------------------------------
    Minimum Initial Investment      $1,000 for all accounts except:
                                    . $250 for certain fee-based programs.
                                    . $100 for retirement plans.
                                    . $50, if establishing Automatic Investment Plan.


    Minimum Additional Investment   $50 for all accounts except certain retirement plans
                                    and programs may have a lower minimum.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2055 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2055 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of LifePath 2055 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of LifePath 2055 Portfolio through a broker-dealer or other financial intermediary, LifePath 2055 Portfolio and BlackRock
Investments, LLC, LifePath 2055 Portfolio's distributor, or its affiliates may pay the intermediary for the sale of LifePath 2055 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend LifePath 2055 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Details About the LifePath Portfolios
--------------------------------------------------------------------------------
INVESTMENT TIME HORIZONS
--------------------------------------------------------------------------------
Each LifePath Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors on average may be willing to accept given a particular investment time horizon. An investor's time horizon marks the point when the investor plans to start making net withdrawals from his or her investments, in other words, the time when they will cease making new contributions to their investments. For many LifePath Portfolio investors, their time horizon is tied to the date that they plan to retire and begin gradually utilizing their investment to support themselves in retirement. For other LifePath Portfolio investors, their time horizon may represent the date when they plan to make substantial withdrawals for another purpose, such as a major purchase.

As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns. Each LifePath Portfolio has its own time horizon, as described in its investment objective in each LifePath Portfolio's "Key Facts" section in this Prospectus, which affects the targeted risk level of that LifePath Portfolio and, in turn, its asset allocation.

Each LifePath Portfolio has a distinct investment objective tied to its time horizon:

   . LifePath 2025 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025.

   . LifePath 2035 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035.

   . LifePath 2045 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045.

   . LifePath 2055 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055.

You should carefully consider the asset allocation and risks of each LifePath Portfolio before deciding whether to invest.

The LifePath Portfolios are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to begin withdrawing assets. Asset allocation is the distribution of investments among broad types of asset classes: equity securities, bonds and money market instruments. Each LifePath Portfolio is a "feeder" fund that invests all of its assets in a corresponding "master" portfolio (each, a "Master Portfolio") of MIP, a mutual fund that has the same objective and strategies as the applicable LifePath Portfolio. LifePath 2025 Portfolio invests all of its assets in 2025 Master Portfolio. LifePath 2035 Portfolio invests all of its assets in 2035 Master Portfolio. LifePath 2045 Portfolio invests all of its assets in 2045 Master Portfolio. LifePath 2055 Portfolio invests all of its assets in 2055 Master Portfolio. To implement the asset allocation strategy, each Master Portfolio, in turn, invests in a combination of Underlying Funds in proportions based on its own comprehensive investment strategy that gradually becomes more conservative as the year in the LifePath Portfolio's name approaches. BFA is the investment adviser to the Master Portfolios. For simplicity's sake, all discussion of investment objective, strategies and risks of a particular LifePath Portfolio refers also to the investment objective, strategies and risks of the applicable Master Portfolio, unless otherwise indicated. A description of the relationship of the LifePath Portfolios to their respective Master Portfolios appears under the heading "Account Information - Master/Feeder and Fund of Funds Structures" in this Prospectus.

WHICH LIFEPATH PORTFOLIO TO CONSIDER

The first step in choosing which LifePath Portfolio to consider is answering a key question: When will you need the money you are thinking of investing? Will it be in ten years, when your kids are ready for college? Or 30 years, when you retire?

The number in the name of most of the LifePath Portfolios is actually a year - a "target year" when you might expect to begin withdrawing your money. Selecting the LifePath Portfolio that may be most appropriate for your investment may be as simple as matching your target year with the closest LifePath Portfolio target year.

For example, let's say that you are investing for retirement purposes, and that you expect to retire at age 60. If you are 45 years old, you have 15 years before retirement. By adding 15 to the current year, you can define your "target year."

If you expect to retire in the year 2025, as in this example, you may conclude that LifePath 2025 Portfolio is the most appropriate LifePath Portfolio for you.

The investment mix of the LifePath Portfolios gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the LifePath Portfolios increasingly conservative.

In making your investment decision, you should keep in mind:

..    The LifePath Portfolios' investment strategies derive from the risk tolerance of average investors with a particular time horizon.

..    The LifePath Portfolios' time horizons are based on the year in their name.

If you are willing to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns, you may invest some or all of your assets in a LifePath Portfolio with a longer time horizon. If you desire a more conservative investment and are willing to forego some potential returns, you may invest some or all of your assets in a LifePath Portfolio with a shorter time horizon. The final choice is yours.

A FURTHER DISCUSSION OF PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Each LifePath Portfolio invests all of its assets in a corresponding Master Portfolio which allocates and reallocates its assets among the Underlying
Funds. The Master Portfolios with longer time horizons invest a greater portion of their assets in Underlying Funds that invest in equity securities, which provide a greater opportunity for capital appreciation over the long-term but have a greater risk of loss. The Master Portfolios with shorter time horizons invest a greater portion of their assets in Underlying Funds that invest in bonds and money market instruments, which typically offer reduced risk and price volatility but forego some potential returns. Accordingly, under normal circumstances, the LifePath Portfolios with shorter time horizons have lower expected returns than the LifePath Portfolios with longer time horizons.

In addition to investing in Underlying Funds, each Master Portfolio may borrow, lend its portfolio securities to brokers, dealers and financial institutions, and invest the collateral in certain short-term instruments either directly or through one or more joint accounts or money market funds, as described in greater detail in the LifePath Portfolios' combined Statement of Additional Information ("SAI").

As each Master Portfolio approaches its designated time horizon, it systematically seeks to reduce the level of risk by allocating assets more conservatively among the Underlying Funds. This systematic shift toward more conservative investments is designed to reduce the risk of significant reductions in the value of an investment in a LifePath Portfolio as it approaches its time horizon.

In determining the allocation of assets to the Underlying Funds, BFA uses a proprietary investment model that analyzes securities market data, including risk, asset class correlations, and expected returns, to provide portfolio allocations among the asset classes represented by the Underlying Funds. The allocations are periodically monitored and rebalanced in an effort to maximize expected return for a given level of risk. In managing the LifePath Portfolios, BFA focuses on long-term targets and objectives. The progression over time of a LifePath Portfolio's asset allocation to more conservative asset classes is a relatively steady process resulting in only gradual changes to the asset allocation from quarter to quarter. The Underlying Funds invest in a mix of equity securities, bonds and money market instruments. Certain Underlying Funds invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivatives, which are subject to additional risks, as described in the "Details About the LifePath Portfolios - A Further Discussion of Risk Factors" section of this Prospectus. The investment model adjusts each LifePath Portfolio's risk level by gradually making it more conservative as the year in the LifePath Portfolio's name approaches.

When a LifePath Portfolio reaches its stated time horizon and enters its most conservative phase, the allocation of its assets is expected to be similar to that of LifePath Retirement Portfolio (which is offered in a separate prospectus). Such LifePath Portfolio and LifePath Retirement Portfolio may then continue to operate as separate funds or, subject to approval by the Trust's Board of Trustees, they may be merged into a single fund.

THE UNDERLYING FUNDS

Two of the Underlying Funds - Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio - are diversified portfolios of MIP. Active Stock Master Portfolio seeks to provide long-term appreciation of capital. BFA invests Active Stock Master Portfolio's assets using a proprietary quantitative model that is designed to select stocks based on an analysis of a wide range of company-specific factors. CoreAlpha Bond Master Portfolio seeks to provide a combination of income and capital growth. BFA invests CoreAlpha Bond Master Portfolio's assets pursuant to a systematic method that relies on proprietary quantitative models to allocate assets among various bond sectors by evaluating each sector's relative value and risk-adjusted return.

The remaining Underlying Funds, other than BlackRock Cash Funds: Institutional (the "Underlying Money Market Fund") are ETFs that are part of the iShares family of funds ("Underlying iShares Funds"). Each of the Underlying iShares Funds seeks investment results that correspond generally to the performance, before fees and expenses, of its underlying index. As a result, adverse performance of a particular security in an Underlying iShares Fund's portfolio will ordinarily not result in the elimination of the security from the Underlying iShares Fund's portfolio. Each Underlying iShares Fund offers and issues iShares at their NAV per share only to certain institutional investors in aggregations of a specified number of iShares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. The iShares for these Underlying iShares Funds are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges. BFA purchases iShares on behalf of the Master Portfolios in the secondary market.

The relative weightings for each Master Portfolio in the various Underlying Funds will vary over time, and BFA is not required to invest any Master Portfolio's assets in each of the Underlying Funds or in any particular percentage in any given Underlying Fund. BFA may add, eliminate or replace Underlying Funds at any time.

Each Master Portfolio currently expects to invest in some or all of the Underlying Funds described below:

ACTIVE STOCK MASTER PORTFOLIO

Active Stock Master Portfolio seeks to provide long-term appreciation of capital. Active Stock Master Portfolio invests, under normal circumstances, at least 80% of its assets in common stocks. Active Stock Master Portfolio invests primarily in equity securities of U.S. companies with market capitalizations similar to the range of market capitalizations represented in the Standard & Poor's ("S&P") 500 Index(R). BFA invests Active Stock Master Portfolio's assets using a proprietary quantitative model that is designed to select stocks based on an analysis of a wide range of company-specific factors, such as relative values based on earnings and cash flows; earnings quality as measured by the company's financial condition and earnings reports; sentiment as expressed through management and market participant behavior; and industry classification. BFA considers risk parameters in deciding upon Active Stock Master Portfolio's aggregate holdings, and factors trading costs into its stock selection process.

COREALPHA BOND MASTER PORTFOLIO

CoreAlpha Bond Master Portfolio seeks to provide a combination of income and capital growth. BFA invests CoreAlpha Bond Master Portfolio's assets pursuant to a systematic method that relies on proprietary quantitative models to allocate assets among various bond sectors by evaluating each sector's relative value and risk-adjusted return. BFA's models also allocate assets among bonds of different maturities based on yield characteristics and expectations. Specific investment selection decisions are made on the basis of evaluations of relative value, credit quality and other factors. CoreAlpha Bond Master Portfolio invests, under normal circumstances, at least 80% of its assets in bonds. For the purposes of this strategy, "bonds" include the following: obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; debt obligations of U.S. corporations; U.S. dollar-denominated debt obligations of foreign issuers; municipal securities; and asset-backed securities. CoreAlpha Bond Master Portfolio invests a substantial portion of its assets in U.S.-registered, dollar-denominated bonds. CoreAlpha Bond Master Portfolio may invest in bonds of any maturity or duration.

BLACKROCK CASH FUNDS: INSTITUTIONAL

BlackRock Cash Funds: Institutional seeks a high level of income consistent with liquidity and the preservation of capital. BlackRock Cash Funds:
Institutional invests in high-quality, short-term money market instruments that include fixed-rate, floating-rate and variable-rate debt securities. BlackRock Cash Funds: Institutional also may invest in high-quality, short-term U.S. and foreign government debt, including the debt of agencies and instrumentalities, such as the Federal National Mortgage Association ("Fannie Mae"), U.S. and foreign bank obligations, corporate obligations, repurchase agreements and asset-backed securities.

UNDERLYING ISHARES FUNDS

In managing each of the Underlying iShares Funds, BFA uses a representative sampling index strategy. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the applicable underlying index. Underlying iShares Funds that use representative sampling may or may not hold all of the securities in the relevant underlying index.

ISHARES S&P 500 INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Index(R), which measures the performance of the large-capitalization sector of the U.S. equity market. The component stocks are weighted according to the float-adjusted market value of their outstanding shares.

ISHARES S&P MIDCAP 400 INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400 IndexTM, which measures the performance of the mid-capitalization sector of the U.S. equity market. The stocks in the S&P MidCap 400 IndexTM have a market capitalization between $750 million and $3.3 billion (which may fluctuate depending on the overall level of the equity markets) as of _____, 2010 and are selected for liquidity and industry group representation. The S&P MidCap 400 IndexTM consists of stocks from a broad range of industries.

ISHARES S&P SMALLCAP 600 INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600 IndexTM, which measures the performance of the small-capitalization sector of the U.S. equity market. The stocks in the S&P SmallCap 600 IndexTM have a market capitalization between $200 million and $1 billion (which may fluctuate depending on the overall level of the equity markets) as of ____, 2010 and are selected for liquidity and industry group representation.

ISHARES S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P National AMT-Free Municipal Bond Index, which measures the performance of the investment-grade segment of the U.S. municipal bond market. As of March 31, 2010, there were ____ issues in the S&P National AMT-Free Municipal Bond Index.

ISHARES S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Sector IndexTM, which measures the performance of U.S.-traded stocks of natural resource-related companies in the U.S. and Canada, and includes companies in the following categories: producers of oil, gas and consumable fuels, energy equipment and services, metals and mining, manufacturers of paper and forest products, and producers of construction materials, containers and packaging.

ISHARES RUSSELL MIDCAP INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. The Russell Midcap Index is a float-adjusted, capitalization-weighted index of the 800 smallest issuers in the Russell 1000(R) Index.

ISHARES RUSSELL 2000 INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index, which measures the performance of the small capitalization sector of the U.S. equity market. The Russell 2000 Index is a float-adjusted, capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000(R) Index.

ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Major Index (the "Cohen & Steers Index"), which consists of selected U.S. REITs. The objective of the Cohen & Steers Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Cohen & Steers Index based on a rigorous review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion in the Cohen & Steers Index must meet minimum market capitalization and liquidity requirements. The Cohen & Steers Index is weighted according to the total market value of each REIT's outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the Cohen & Steers Index. Within the REIT market, the Cohen & Steers Index is diversified across property sectors that represent the current market.

ISHARES FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index, which measures the stock performance of companies engaged in the ownership and development of the following real estate markets defined as developed by FTSE EPRA/NAREIT: Canada, Europe (including Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom (including the Channel Islands)), Middle East (Israel) and Asia (including Australia, Hong Kong, Japan, New Zealand and Singapore). As of March 31, 2010, the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index was comprised of stocks of companies in the following markets: [Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Singapore, Spain, Sweden, Switzerland and the United Kingdom.]

ISHARES MSCI CANADA INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Canada Index developed by MSCI Inc. ("MSCI"). The MSCI Canada Index consists of stocks traded primarily on the Toronto Stock Exchange.

ISHARES MSCI EAFE INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE(R) Index, which has been developed by MSCI as an equity benchmark for its international stock performance. The MSCI EAFE Index includes stocks from Europe, Australasia and the Far East.

ISHARES MSCI EAFE SMALL CAP INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Small Cap Index, which represents the small cap size segment of the MSCI EAFE Index. The MSCI EAFE(R) Index includes securities from Europe, Australasia and the Far East. Under MSCI's Global Investable Market Index methodology, the small cap universe consists of the securities of those companies whose securities are not included in the large cap or mid cap segments of a particular market, which together comprise approximately 85% of each market's free float-adjusted market capitalization. The small cap segment covers the 85%-99% range of each market's free float-adjusted market capitalization.

ISHARES MSCI EMERGING MARKETS INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index, which is designed to measure equity market performance in the global emerging markets. [As of March 31, 2010, the MSCI Emerging Markets Index consisted of the following 22 emerging market country indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey.] Emerging market country indexes may be added to or deleted from the MSCI Emerging Markets Index from time to time. The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest up to 10% of its assets in shares of other iShares funds that invest in securities in the MSCI Emerging Markets Index. BFA waives a portion of its advisory fees otherwise due from the iShares MSCI Emerging Markets Index Fund in an amount equal to the portfolio management fees incurred by assets that are invested in shares of other iShares funds.

ISHARES BARCLAYS 1-3 YEAR CREDIT BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 1-3 Year Credit Bond Index, which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than three years.

ISHARES BARCLAYS 1-3 YEAR TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 1-3 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years.

ISHARES BARCLAYS 3-7 YEAR TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 3-7 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years.

ISHARES BARCLAYS 7-10 YEAR TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 7-10 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years.

ISHARES BARCLAYS 10-20 YEAR TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 10-20 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than 20 years.

ISHARES BARCLAYS 20+ YEAR TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 20+ Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 years or more.

ISHARES BARCLAYS AGGREGATE BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Aggregate Bond Index, which measures the performance of the total U.S. investment-grade bond market, which includes investment-grade U.S. Treasury bonds, government-related bonds, investment-grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The securities in the Index have $250 million or more of outstanding face value and have at least one year remaining to maturity. In addition, the securities must be U.S. dollar-denominated, fixed-rate and non-convertible. Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds are excluded from the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

ISHARES BARCLAYS CREDIT BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Credit Bond Index, which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year.

ISHARES BARCLAYS GOVERNMENT/CREDIT BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Government/Credit Bond Index, which measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (I.E., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to one year.

ISHARES BARCLAYS INTERMEDIATE CREDIT BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Credit Bond Index, which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than ten years.

ISHARES BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Government/

Credit Bond Index, which measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (I.E., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to one year and less than ten years.

ISHARES BARCLAYS MBS BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. MBS Index, which measures the performance of investment-grade mortgage-backed pass-through securities issued by the Government National Mortgage Association, Fannie Mae and the Federal Home Loan Mortgage Corporation.

ISHARES BARCLAYS SHORT TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Short Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months.

ISHARES BARCLAYS TIPS BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as "TIPS."

ISHARES JPMORGAN USD EMERGING MARKETS BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan EMBI Global Core Index, which is a broad, diverse U.S. dollar-denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries.

ISHARES IBOXX $ HIGH YIELD CORPORATE BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx(R) $ Liquid High Yield Index, which is a rules-based index consisting of liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the International Index Company Limited ("IIC"). The iBoxx(R) $ Liquid High Yield Index is designed to provide a broad representation of the U.S. dollar-denominated high yield liquid corporate bond market. The iBoxx(R) $ Liquid High Yield Index is a modified market value weighted index. There is no limit to the number of issues in the iBoxx(R) $ Liquid High Yield Index, but as of March 31, 2010, the iBoxx(R) $ Liquid High Yield Index included approximately ___ constituents. [Certain methodology changes took effect at the iBoxx(R) $ Liquid High Yield Index's June 30, 2009 rebalancing, and weighting adjustments are expected to be completed over a six-month period.]

The following table lists the Underlying Funds and the asset allocation for each Master Portfolio as of the commencement of operations. BFA allocates each Master Portfolio's assets among the Underlying Funds based on the Master Portfolio's investment objective and policies. The asset allocation for each Master Portfolio will vary over time, and BFA is not required to invest any Master Portfolio's assets in each of the Underlying Funds or in any particular percentage in any given Underlying Fund. BFA may add, eliminate or replace Underlying Funds at any time:

                               UNDERLYING FUNDS
                     (as of the commencement of operations)

                                                           LIFEPATH        LIFEPATH        LIFEPATH       LIFEPATH
                                                             2025            2035            2045           2055
                                                          PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                          ---------       ---------       ---------       ---------
 CAPITAL GROWTH
 Master Investment Portfolio-Active Stock Master               ____%           ____%           ____%           ____%
 Portfolio
 iShares S&P MidCap 400 Index Fund                             ____%           ____%           ____%           ____%
 iShares S&P SmallCap 600 Index Fund                           ____%           ____%           ____%           ____%
 iShares MSCI EAFE Index Fund                                  ____%           ____%           ____%           ____%
 iShares Cohen & Steers Realty Majors Index Fund               ____%           ____%           ____%           ____%
 iShares FTSE EPRA/NAREIT Developed Real Estate                ____%           ____%           ____%           ____%
 ex-U.S. Index Fund
 iShares MSCI Emerging Markets Index Fund                      ____%           ____%           ____%           ____%
 iShares MSCI Canada Index Fund                                ____%           ____%           ____%           ____%
 iShares MSCI EAFE Small Cap Index Fund                        ____%           ____%           ____%           ____%
 CAPITAL GROWTH AND INCOME
 Master Investment Portfolio-CoreAlpha Bond Master             ____%           ____%           ____%           ____%
 Portfolio
 iShares Barclays TIPS Bond Fund                               ____%           ____%           ____%           ____%
 INCOME
 BlackRock Cash Funds: Institutional - SL Agency               ____%           ____%           ____%           ____%
 Shares

-------
Note: The allocation percentages may not add to, or may appear to exceed, 100% due to rounding.

"Standard & Poor's(R)," "S&P(R)," "S&P 500 Index(R)," "S&P MidCap 400 IndexTM," "S&P SmallCap 600 IndexTM," "S&P National AMT-Free Municipal Bond IndexTM," and "S&P North American Natural Resources Sector IndexTM" are trademarks of Standard & Poor's Financial Services LLC (a subsidiary of The McGraw-Hill Companies) ("S&P") licensed for use for certain purposes by BTC. The iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and iShares S&P North American Natural Resources Sector Index Fund that are based on S&P Indexes are not sponsored, endorsed, sold or promoted by S&P or its affiliates, and S&P and its affiliates make no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"International Index Company Limited" and "iBoxx(R) $ Liquid High Yield Index" are trademarks of IIC licensed for use for certain purposes by BTC. The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC, and IIC makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"FTSE," "EPRA," "NAREIT" and "FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index" are marks that have been licensed for use for certain purposes by BTC. The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE, the London Stock Exchange plc, Euronext N.V., the Financial Times Limited, EPRA or NAREIT (together the "FTSE Licensor Parties"), and the FTSE Licensor Parties make no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"JPMorgan" and "JPMorgan EMBI Global Core Index" are trademarks of JPMorgan Chase & Co.(Copyright) ("JPMorgan") licensed for use for certain purposes by BTC. The iShares JPMorgan USD Emerging Markets Bond Fund is not sponsored, endorsed, sold or promoted by JPMorgan, and JPMorgan makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"Cohen & Steers" and "Cohen & Steers Realty Majors Index" are trademarks of Cohen & Steers Capital Management, Inc. ("Cohen & Steers") licensed for use for certain purposes by BTC. The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers, and Cohen & Steers makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"Barclays Capital Inc.," "Barclays Capital U.S. 1-3 Year Credit Bond Index," "Barclays Capital U.S. 1-3 Year Treasury Bond Index," "Barclays Capital U.S. 3-7 Year Treasury Bond Index," "Barclays Capital U.S. 7-10 Year Treasury Bond Index," "Barclays Capital U.S. 10-20 Year Treasury Bond Index," "Barclays Capital U.S. 20+ Year Treasury Bond Index," "Barclays Capital U.S. Aggregate Bond Index," "Barclays Capital U.S. Credit Bond Index," "Barclays Capital U.S. Government/Credit Bond Index," "Barclays Capital U.S. Intermediate Credit Bond Index," "Barclays Capital U.S. Intermediate Government/Credit Bond Index," "Barclays Capital U.S. MBS Index," "Barclays Capital U.S. Short Treasury Bond Index," and the "Barclays Capital U.S. Treasury Inflation Protected Securities
(TIPS) Index (Series-L)" (collectively referred to as the "iShares Bond Fund Indexes") are trademarks of Barclays Bank PLC licensed for use for certain purposes by BTC. The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund are not sponsored, endorsed, sold or promoted by Barclays Capital Inc. ("Barclays Capital"), and Barclays Capital makes no representation or warranty, express or implied, regarding the advisability of investing in iShares. The iShares Bond Fund Indexes are maintained by Barclays Capital. Neither BTC nor BFA has or will have a role in maintaining the iShares Bond Fund Indexes.

"MSCI Canada Index/SM/," "MSCI EAFE(R) Index" and "MSCI Emerging Markets Index/SM/" are servicemarks and "MSCI EAFE Small Cap Index" is a trademark of MSCI, and such marks have been licensed for use for certain purposes by BTC. The iShares MSCI Canada Index Fund, iShares MSCI

EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI, and neither MSCI nor any other party makes any representation or warranty, express or implied, regarding the advisability of investing in iShares.

A FURTHER DISCUSSION OF RISK FACTORS
--------------------------------------------------------------------------------
This section contains a description of the general risks of investing in the LifePath Portfolios. "Description of the LifePath Portfolios and their Investments and Risks" in the SAI also includes more information about the LifePath Portfolios, their investments and the related risks. There can be no guarantee that a LifePath Portfolio will meet its objective or that a LifePath Portfolio's performance will be positive for any period of time. An investment in a LifePath Portfolio is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency.

GENERAL

The NAV of each LifePath Portfolio's shares is neither insured nor guaranteed, is not fixed and will fluctuate.

GENERAL RISKS APPLICABLE TO THE LIFEPATH PORTFOLIOS

ALLOCATION RISK - The LifePath Portfolios' ability to achieve their investment goals depends upon BFA's skill in determining the LifePath Portfolios' strategic asset class allocation and in selecting the best mix of Underlying Funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the Underlying Funds will achieve their investment objectives, and the Underlying Funds' performance may be lower than the performance of the asset class which they were selected to represent. The Underlying Funds may change their investment objectives or policies without the approval of the LifePath Portfolios. If an Underlying Fund were to change its investment objective or policies, the LifePath Portfolios might be forced to withdraw their investment from the Underlying Fund at a disadvantageous time and price.

CONCENTRATION RISK - The LifePath Portfolios' strategy of concentrating its investments in securities of companies in a particular market, industry, group of industries, sector or asset class, country, region or group of countries means that their performance will be closely tied to the performance of a particular market segment. The LifePath Portfolios' concentration in these companies may present more risks than if they were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath Portfolios than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of companies in other industries or the broader market as a whole.

DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolios' investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

DERIVATIVE SECURITIES RISK - The LifePath Portfolios' use of derivatives may reduce the LifePath Portfolios' returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolios' use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolios to sell or otherwise close a derivatives position could expose the LifePath Portfolios to losses and could make derivatives more difficult for the LifePath Portfolios to value accurately. The LifePath Portfolios could also suffer losses related to their derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BFA may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the LifePath Portfolios' derivatives positions to lose value. When a derivative is used as a hedge against a position that the LifePath Portfolios hold, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the LifePath Portfolios' hedging transactions will be effective. The income from certain derivatives may be subject to U.S. federal income tax.

EMERGING MARKETS RISK - The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the LifePath Portfolio could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the LifePath Portfolio's investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

EQUITY SECURITIES RISK - Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the LifePath Portfolios could decline if the financial condition of the companies the LifePath Portfolios invest in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

FOREIGN SECURITIES RISK - Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. In particular, the LifePath Portfolio is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the LifePath Portfolio to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

CERTAIN RISKS OF HOLDING FUND ASSETS OUTSIDE THE UNITED STATES - The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the LifePath Portfolio's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the LifePath Portfolio to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the LifePath Portfolio can earn on its investments and typically results in a higher operating expense ratio for the LifePath Portfolio than for investment companies invested only in the United States.

CURRENCY RISK - Securities and other instruments in which the LifePath Portfolio invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the LifePath Portfolio.

Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as "currency risk," means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

FOREIGN ECONOMY RISK - The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair the LifePath Portfolio's ability to purchase or sell foreign securities or transfer the LifePath Portfolio's assets or income back into the United States, or otherwise adversely affect the LifePath Portfolio's operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the LifePath Portfolio's investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the LifePath Portfolio's investments.

GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS - Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company's securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the LifePath Portfolio to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for LifePath Portfolio management to completely and accurately determine a company's financial condition.

SETTLEMENT RISK - Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the LifePath Portfolio to carry out transactions. If the LifePath Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the LifePath Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party; the LifePath Portfolio could be liable for any losses incurred.

INVESTMENTS IN MUTUAL FUNDS AND ETFS RISK - Each LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolios may also directly invest in ETFs. The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolios will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs. For example, the LifePath Portfolios indirectly pay a portion of the expenses (including operating expenses and management fees) incurred by the Underlying Funds and ETFs.

One Underlying Fund may buy the same securities that another Underlying Fund sells. In addition, a LifePath Portfolio may buy the same securities that an Underlying Fund sells, or vice-versa. If this happens, an investor in the LifePath Portfolio would indirectly bear the costs of these transactions without accomplishing the intended investment purpose. Also, an investor in a LifePath Portfolio may receive taxable gains from portfolio transactions by an Underlying Fund, as well as taxable gains from transactions in shares of the Underlying Fund by the LifePath Portfolio. Certain of the Underlying Funds may hold common portfolio securities, thereby reducing the diversification benefits of the LifePath Portfolios.

In order to minimize expenses, the LifePath Portfolios intend to invest in the class of shares of each Underlying Fund with the lowest shareholder fees and net fund operating expenses. As the Underlying Funds or the LifePath Portfolios' allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the LifePath Portfolios may increase or decrease.

Underlying iShares Funds are subject to additional risks due to their shares being listed and traded on securities exchanges. There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged. An ETF may trade at, above or below its NAV. The NAV of an ETF will fluctuate with changes in the market value of its holdings. The trading price of an ETF will generally fluctuate in accordance with changes in its NAV, as well as market supply and demand.

JUNK BONDS RISKS - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolios. The major risks of junk bond investments include:

..    Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

..    Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer's industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.

..    Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

..    Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the LifePath Portfolios before it matures. If the issuer redeems junk bonds, the LifePath Portfolios may have to invest the proceeds in bonds with lower yields and may lose income.

..    Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the LifePath Portfolios' securities than is the case with securities trading in a more liquid market.

..    The LifePath Portfolios may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

..    The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath Portfolios invest will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

MORTGAGE- AND ASSET-BACKED SECURITIES RISK - Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, mortgage- and asset-backed backed securities are subject to "prepayment risk" and "extension risk." Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the LifePath Portfolios may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. Asset-backed securities and commercial mortgage-backed securities ("CMBS") generally experience less prepayment than residential mortgage-backed securities.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The LifePath Portfolios' investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The LifePath Portfolios' investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations ("CMOs"). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only (POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as "mortgage derivatives" and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the LifePath Portfolios invest in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by BFA, it is possible that the LifePath Portfolios could lose all or substantially all of their investment.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the LifePath Portfolios' mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the LifePath Portfolios may invest may also provide a degree of investment leverage, which could cause the LifePath Portfolios to lose all or substantially all of their investment.

PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for the Underlying iShares Funds, those Underlying iShares Funds may hold stocks in companies that present risks that an investment adviser researching individual stocks might seek to avoid.

REIT INVESTMENT RISK - In addition to the risks facing real estate-related securities, such as a decline in property values due to increasing vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolios may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolios could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolios.

U.S. GOVERNMENT OBLIGATIONS RISK - Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. government are backed by the full faith and credit of the United States (E.G., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (E.G., the Federal Home Loan Banks); and others are supported by the discretionary authority of the U.S. government to purchase an agency's obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

FOR A DESCRIPTION OF THE LIFEPATH PORTFOLIOS' POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THEIR MASTER PORTFOLIOS' PORTFOLIO HOLDINGS, AND A FURTHER DISCUSSION OF THE LIFEPATH PORTFOLIOS' INVESTMENTS AND RISKS, PLEASE REFER TO THE LIFEPATH PORTFOLIOS' SAI.

Account Information
--------------------------------------------------------------------------------
DETAILS ABOUT INVESTOR C SHARES

--------------------------------------------------------------------------------
MINIMUM INVESTMENT

The initial and subsequent investment minimums for the Investor C Shares of the LifePath Portfolios' generally are as follows, although the LifePath Portfolios may reduce or waive these investment minimums in some cases:


 MINIMUM INITIAL         $1,000/(1)/ for all accounts except:
 INVESTMENT
                         . $250 for certain fee-based programs
                         . $100 for retirement plans
                         . $50, if establishing Automatic Investment Plan
 MINIMUM ADDITIONAL      $50 for all accounts except certain retirement plans and programs may have a lower minimum.
 INVESTMENT

-------
/(1)/ The LifePath Portfolios will not accept a purchase order of $500,000 or more for Investor C Shares. Your financial intermediary may set a lower maximum for Investor C Shares.

DEFERRED SALES CHARGE

If you redeem Investor C Shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption and will be calculated without regards to any redemption fee. When you redeem Investor C Shares, the redemption order is processed so that the lowest deferred sales charge is charged. Investor C Shares that are not subject to the deferred sales charge are redeemed first. In addition, you will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of LifePath Portfolio dividends or capital gains. Any CDSC paid on the redemptions of Investor C Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

Investor C Shares do not offer a conversion privilege.

LETTER OF INTENT

An investor may qualify for a reduced front-end sales charge immediately by signing a "Letter of Intent" stating the investor's intention to buy a specified amount of Investor A Shares, Investor C Shares or Institutional Shares in one or more funds sponsored and advised by BFA or its affiliates ("BlackRock Funds") within the next 13 months that would, if bought all at once, qualify the investor for a reduced sales charge. The initial investment must meet the minimum initial purchase requirement. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the LifePath Portfolios, and the investor must tell the LifePath Portfolios that later purchases are subject to the Letter of Intent. Purchases submitted prior to the date the Letter of Intent is received by the LifePath Portfolios are not counted toward the sales charge reduction. During the term of the Letter of Intent, the LifePath Portfolios will hold Investor A Shares representing up to 5% of the indicated amount in an escrow account for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. If the full amount indicated is not purchased within the 13-month period, and the investor does not pay the higher sales load within 20 days, the LifePath Portfolios will redeem enough of Investor A Shares held in escrow to pay the difference.

RIGHT OF ACCUMULATION

Investors have a "right of accumulation" under which the current value of an investor's existing Investor A, Investor C and Institutional Shares in most BlackRock Funds and the investment in the BlackRock CollegeAdvantage 529 program by the investor or by or on behalf of the investor's spouse and minor children may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge. Financial intermediaries may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same financial intermediary will be treated similarly. In order to use this right, the investor must alert BlackRock to the existence of any previously purchased shares.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The deferred sales charge relating to Investor C Shares may be reduced or waived in certain circumstances, such as:

..    Redemptions of shares purchased through authorized qualified employee benefit plans or savings plans and rollovers of current investments in a LifePath Portfolio through such plans

..    Exchanges pursuant to the exchange privilege

..    Redemptions made in connection with minimum required distributions from IRA or 403(b)(7) accounts due to the shareholder reaching the age of 70 1/2

..    Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old

..    Redemptions made with respect to certain retirement plans sponsored by a
     LifePath Portfolio, BFA or an affiliate

..    Redemptions resulting from shareholder death as long as the waiver request is made within one year of death or, if later, reasonably promptly following completion of probate (including in connection with the distribution of account assets to a beneficiary of the decedent)

..    Withdrawals resulting from shareholder disability (as defined in the U.S.
     Internal Revenue Code of 1986, as amended) (the "Internal Revenue Code"), as long as the disability arose subsequent to the purchase of the shares

..    Involuntary redemptions made of shares in accounts with low balances

..    Certain redemptions made through the Systematic Withdrawal Plan offered by a LifePath Portfolio, BFA or an affiliate

..    Redemptions related to the payment of PNC Trust Company custodial IRA fees

..    Redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the LifePath Portfolio

Please contact your Financial Intermediary for more details on CDSCs.

DISTRIBUTION AND SERVICE PAYMENTS
--------------------------------------------------------------------------------
The LifePath Portfolios have adopted a shareholder servicing plan (the "Plan") with respect to the Investor C Shares that allow each LifePath Portfolio to pay distribution and shareholder servicing fees for certain services provided to its Investor C shareholders under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act").

The distribution fees payable pursuant to the Plan to BlackRock Investments, LLC (the "Distributor") and/or its affiliates, including BlackRock, Inc. ("BlackRock"), The PNC Financial Services Group, Inc. ("PNC") and its affiliates, and to Merrill Lynch & Co., Inc. ("Merrill Lynch") and/or Bank of America Corporation ("BAC") and their affiliates and to Barclays Bank PLC ("Barclays") and its affiliates, are for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution services and to pay the Distributor and affiliates of BlackRock and PNC or Merrill Lynch and BAC or Barclays for sales support services provided in connection with the sale of Investor C Shares. The distribution fees may also be used to pay brokers, dealers, financial institutions and industry professionals (including BlackRock, PNC, Merrill Lynch, BAC, Barclays and their respective affiliates (each a "Financial Intermediary") for sales support services and related expenses. All Investor C Shares pay a maximum distribution fee per year that is a percentage of the average daily net asset value of the applicable LifePath Portfolio attributable to Investor C Shares.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate brokers, dealers, financial institutions and Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a LifePath Portfolio's shares. Because the fees paid by a LifePath Portfolio under the Plan are paid out of LifePath Portfolio assets on an ongoing basis, over time these fees will increase the cost of your investment in the LifePath Portfolios and may cost you more than paying other types of sales charges.

In addition to, rather than in lieu of, shareholder servicing fees that a LifePath Portfolio may pay to a Financial Intermediary pursuant to the Plan and fees a LifePath Portfolio pays to PNC Global Investment Servicing (U.S.) Inc. (the "Transfer Agent"), BFA, on behalf of a LifePath Portfolio, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the LifePath Portfolio will pay the Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of LifePath Portfolio shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

The Plan permits BFA, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the LifePath

Portfolios). From time to time, BFA, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. BFA, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the LifePath Portfolios or for these other services to the LifePath Portfolios and shareholders. These payments would be in addition to the LifePath Portfolio payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BFA, the Distributor and their affiliates may be substantial. Payments by BFA may include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a LifePath Portfolio to you. Please contact your Financial Intermediary for details about payments it may receive from a LifePath Portfolio or from BFA, the Distributor or their affiliates. For more information, see the SAI.

HOW TO BUY, SELL, EXCHANGE AND TRANSFER SHARES
--------------------------------------------------------------------------------
The chart on the following pages summarizes how to buy, sell, exchange and transfer shares through your financial professional or other financial intermediary. You may also buy, sell, exchange and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling, transferring or exchanging shares through BlackRock, call
(800) 441-7762. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

Each LifePath Portfolio may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the LifePath Portfolio at any time for any reason.

In addition, the LifePath Portfolios may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.

HOW TO BUY SHARES

           YOUR CHOICES               IMPORTANT INFORMATION FOR YOU TO KNOW
INITIAL    First, select the          The LifePath Portfolios offer other classes of shares (Investor A Shares, Class K Shares,
PURCHASE   share class appropriate    Class R Shares and Institutional Shares) with different features and expense levels, which
           for you                    you may be eligible to buy. Please see the LifePath Portfolios' Investor A Shares, Class K
                                      Shares, Class R Shares and Institutional Shares prospectuses for more information.

                                      When you place your initial order, you must indicate which share class you select (if you do not specify a class and do not qualify to purchase Investor C Shares, you will receive
                                      Investor A Shares).

                                      Certain factors, such as the amount of your investment, your time frame for investing, and your financial goals, may affect which share class you choose. Your financial representative can help you determine which share class is appropriate for you.

           Next, determine            Refer to the minimum initial investment in the "Account Information - Details About
           the amount of              Investor C Shares" in this Prospectus. Be sure to note the maximum investment amounts
           your investment            in Investor C Shares.

                                      See "Account Information - Details About Investor C Shares" for information on lower initial investment requirements for certain LifePath Portfolio investors if their purchase, combined with purchases by other investors received together by a LifePath Portfolio, meets the minimum investment requirement.

           Have your                  The price of your shares is based on the next calculation of a LifePath Portfolio's NAV after
           financial                  your order is placed. Any purchase orders placed prior to the close of business on the
           intermediary               NYSE (generally 4:00 p.m. Eastern time) will be priced at the NAV determined that day.
           submit your                Certain financial intermediaries, however, may require submission of orders prior to that
           purchase order             time.

                                      Purchase orders placed after that time will be priced at the NAV determined on the next business day. The LifePath Portfolios may reject any order to buy shares and may suspend the sale of shares at any time. Financial intermediaries may charge a processing fee to confirm a purchase.

HOW TO BUY SHARES

           YOUR CHOICES               IMPORTANT INFORMATION FOR YOU TO KNOW
           Or contact                 To purchase shares directly with BlackRock, call (800) 441-7762 and request a new
           BlackRock (for             account application. Mail the completed application along with a check payable to
           accounts held              "BlackRock Funds" to the Transfer Agent at the address on the application.
           directly with
           BlackRock)

ADD        Purchase                   The minimum investment for additional purchases is generally $50 for all accounts, except
TO         additional shares          that certain retirement plans may have a lower minimum for additional purchases and
YOUR                                  certain programs, such as automatic investment plans, may have higher minimums. (The
INVESTMENT                            minimums for additional purchases may be waived under certain circumstances.)


           Have your                  To purchase additional shares you may contact your financial professional or financial
           financial                  intermediary. For more details on purchasing by Internet see below.
           professional
           or financial               PURCHASE BY TELEPHONE: Call (800) 441-7762 and speak with one of our representatives.
           intermediary               The LifePath Portfolios have the right to reject any telephone request for any reason.
           submit your
           purchase order             PURCHASE IN WRITING: You may send a written request to BlackRock at the address on the
           for additional shares      back cover of this Prospectus.

                                      PURCHASE BY VRU: Investor C Shares may also be purchased by use of the LifePath
                                      Portfolio's automated voice response unit service ("VRU") at (800) 441-7762.

           Or contact                 PURCHASE BY INTERNET: You may purchase your shares, and view activities in your account,
           BlackRock                  by logging onto the BlackRock website at www.blackrock.com/funds. Purchases made on
           (for accounts held         the Internet using the Automated Clearing House Network ("ACH") will have a trade date
           directly with              that is the day after the purchase is made. Certain institutional clients' purchase orders for
           BlackRock)                 Investor C Shares placed by wire prior to the close of business on the NYSE will be placed at the NAV determined that day. Contact your financial intermediary or BlackRock for further information. Each LifePath Portfolio limits Internet purchases in shares of the
                                      LifePath Portfolio to $25,000 per trade. Different maximums may apply to certain institutional investors. Please read the On-Line Services Disclosure Statement and User
                                      Agreement, the Terms and Conditions page and the Consent to Electronic Delivery
                                      Agreement (if you consent to electronic delivery), before attempting to transact online.

                                      The LifePath Portfolios employ reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User Agreement with a LifePath Portfolio in order to open an account through the website, the shareholder waives any right to reclaim any losses from a LifePath Portfolio or any of its affiliates, incurred through fraudulent activity.

           Acquire additional         All dividends and capital gains distributions are automatically reinvested without a sales
           shares by                  charge. To make any changes to your dividend and/or capital gains distributions options,
           reinvesting                please call (800) 441-7762, or contact your financial professional (if your account is not
           dividends and              held directly with BlackRock).
           capital gains

           Participate                BlackRock's AIP allows you to invest a specific amount on a periodic basis from your
           in the Automatic           checking or savings account into your investment account.
           Investment Plan            Refer to the "Account Services and Privileges" section of this Prospectus for additional
            ("AIP")                   information.

HOW        Making payment             Payment for an order must be made in Federal funds or other immediately available funds
TO         for purchases              by the time specified by your financial professional or other financial intermediary, but in
PAY                                   no event later than 4:00 p.m. (Eastern time) on the first business day (in the case of
FOR                                   Investor C Shares) following BlackRock's receipt of the order. If payment is not received by
SHARES                                this time, the order will be canceled and you and your financial professional or other financial intermediary will be responsible for any loss to the LifePath Portfolios.

                                      For shares purchased directly from the LifePath Portfolio, a check payable to BlackRock
                                      Funds which bears the name of the LifePath Portfolio you are purchasing must accompany a completed purchase application. There is a $20 fee for each purchase check that is returned due to insufficient funds.

                                      The LifePath Portfolios do not accept third-party checks. You may also wire Federal funds to a LifePath Portfolio to purchase shares, but you must call (800) 441-7762 before doing so to confirm the wiring instructions.

HOW TO SELL SHARES

           YOUR CHOICES               IMPORTANT INFORMATION FOR YOU TO KNOW
FULL       Have your                  You can make redemption requests through your financial professional. Shareholders
OR         financial                  should indicate that they are redeeming Investor C Shares. The price of your shares is
PARTIAL    intermediary               based on the next calculation of a LifePath Portfolio's NAV after your order is placed. For
REDEMPTION submit your                your redemption request to be priced at the NAV on the day of your request, you must
OF         sales order                submit your request to your financial intermediary prior to that day's close of business on
SHARES                                the NYSE (generally 4:00 p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the NAV at the close of business on the next business day.

                                      Financial intermediaries may charge a fee to process a redemption of shares.

                                      The LifePath Portfolios may reject an order to sell shares under certain circumstances.

           Selling                    METHODS OF REDEEMING:
           shares held
           directly                   REDEEM BY TELEPHONE: You may sell Investor C Shares held directly at BlackRock by
           with                       telephone request if certain conditions are met and if the amount being sold is less than
           BlackRock                  (i) $100,000 for payments by check or (ii) $250,000 for payments through the ACH or wire transfer. Certain redemption requests such as those in excess of these amounts, must be in writing with a medallion signature guarantee. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.

                                      The LifePath Portfolios, the administrator and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The LifePath
                                      Portfolios and their service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The LifePath Portfolios may refuse a telephone redemption request if they believe it is advisable to do so.

                                      During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find below alternative redemption methods.

                                      REDEEM BY VRU: Investor C Shares may also be redeemed by use of the LifePath
                                      Portfolios' VRU. Payment for Investor C Shares redeemed by VRU may be made for non-
                                      retirement accounts in amounts up to $25,000, either through check, ACH or wire.

                                      REDEEM BY INTERNET: You may redeem in your account by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from Internet redemptions may be sent via check, ACH or wire to the bank account of record. Payment for Investor C Shares redeemed by Internet may be made for non-retirement accounts in amounts up to
                                      $25,000, either through check, ACH or wire.

                                      REDEEM IN WRITING: You may sell shares held at BlackRock by writing to BlackRock, P.O.
                                      Box 9819, Providence, Rhode Island 02940-8019 or for overnight delivery, 101 Sabin Street,
                                      Pawtucket, Rhode Island 02860-1427. All shareholders on the account must sign the letter.
                                      A medallion signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter.
                                      Proceeds from redemptions may be sent via check, ACH or wire to the bank account of record.

                                      PAYMENT OF REDEMPTION PROCEEDS
                                      Redemption proceeds may be paid by check or, if a LifePath Portfolio has verified banking information on file, through ACH or by wire transfer.

                                      PAYMENT BY CHECK: BlackRock will normally mail redemption proceeds within seven days following receipt of a properly completed request. Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail. You are responsible for any additional charges imposed by your bank for this service.

HOW TO SELL SHARES
           YOUR CHOICES               IMPORTANT INFORMATION FOR YOU TO KNOW
                                      PAYMENT BY WIRE TRANSFER: Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the
                                      LifePath Portfolios' custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the LifePath Portfolios' custodian is closed is normally wired in Federal funds on the next business day following redemption on which the LifePath Portfolio's custodian is open for business. The LifePath Portfolios reserve the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the LifePath Portfolio, an earlier payment could adversely affect a LifePath Portfolio.

                                      If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account.
                                      Shareholders will pay $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service. No charge for wiring redemption payments with respect to Investor C Shares is imposed by the LifePath
                                      Portfolios.

                                      The LifePath Portfolios are not responsible for the efficiency of the Federal wire system or the shareholder's firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the LifePath Portfolio at the address on the back cover of this Prospectus.

                                      PAYMENT BY ACH: Redemption proceeds may be sent to the shareholder's bank account
                                      (checking or savings) via ACH. Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally sent to the redeeming shareholder the next business day, with receipt at the receiving bank within the next two business days (48-72 hours); provided that the LifePath Portfolios' custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the LifePath Portfolios' custodian is closed is normally sent on the next business day following redemption on which the LifePath Portfolios' custodian is open for business.

                                      The LifePath Portfolios reserve the right to send redemption proceeds within seven days after receiving a redemption order if, in the judgment of a LifePath Portfolio, an earlier payment could adversely affect the LifePath Portfolios. No charge for sending redemption payments via ACH is imposed by the LifePath Portfolios. If you make a redemption request before a LifePath Portfolio has collected payment for the purchase of shares, the LifePath
                                      Portfolio may delay mailing your proceeds. This delay will usually not exceed ten days.

HOW TO EXCHANGE SHARES OR TRANSFER YOUR ACCOUNT

              YOUR CHOICES            IMPORTANT INFORMATION FOR YOU TO KNOW
EXCHANGE      Selling shares          Investor C Shares of the LifePath Portfolios are generally exchangeable for shares of the
PRIVILEGE     of one LifePath         same class of another LifePath Portfolio.
              Portfolio to
              purchase shares         You can exchange $1,000 or more of Investor C Shares from one LifePath Portfolio into the
              of another              same class of another BlackRock Fund which offers that class of shares (you can exchange
              BlackRock Fund          less than $1,000 of Investor C Shares if you already have an account in the BlackRock Fund
              ("exchanging")          into which you are exchanging). You may only exchange into a share class and BlackRock
                                      Fund that is open to new investors or in which you have a current account if the BlackRock
                                      Fund is closed to new investors. If you held the exchanged shares for 30 days or less, you may be charged a redemption fee (please refer to the "Redemption Fee" section of this
                                      Prospectus for additional information).

                                      Some of the BlackRock Funds impose a different deferred sales charge schedule. The
                                      CDSC will continue to be measured from the date of the original purchase. The CDSC schedule applicable to your original purchase will apply to the shares you receive in the exchange and any subsequent exchange.


                                      To exercise the exchange privilege, you may contact your financial professional or financial intermediary. Alternatively, if your account is held directly with BlackRock, you may: (i)
                                      call (800) 441-7762 and speak with one of our representatives, (ii) make the exchange via the
                                      Internet by accessing your account online at www.blackrock.com/funds, or (iii) send a written request to the LifePath Portfolio at the address on the back cover of this Prospectus. Please note, if you indicated on your New Account Application that you did not want the Telephone
                                      Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling (800) 441-7762. The LifePath Portfolios have the right to reject any telephone request for any reason.


                                      Although there is currently no express limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future. The LifePath
                                      Portfolios may suspend or terminate your exchange privilege at any time for any reason, including if a LifePath Portfolio believes, in its sole discretion that you are engaging in market timing activities. See "Frequent Trading in LifePath Portfolio Shares" below. For U.S.
                                      federal income tax purposes, a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax adviser or other financial professional before making an exchange request.

TRANSFER      Transfer to a           You may transfer your Investor C Shares of a LifePath Portfolio only to another financial
SHARES        participating           professional or financial intermediary that has an agreement with the Distributor. Certain
TO            financial               shareholder services may not be available for the transferred shares. All future trading of
ANOTHER       professional or         these assets must be coordinated by the receiving firm.
SECURITIES    other
DEALER        financial
OR            intermediary            If your account is held directly with BlackRock, you may call (800) 441-7762 with any
OTHER                                 questions; otherwise please contact your financial intermediary to accomplish the transfer
FINANCIAL                             of shares.
INTERMEDIARY

              Transfer to a           You must either:
              non-participating
              financial professional
              or other                . Transfer your Investor C Shares to an account with a LifePath Portfolio; or
              financial intermediary  . Sell your shares, paying any applicable deferred sales charge.
                                      If your account is held directly with BlackRock, you may call (800) 441-7762 with any questions; otherwise please contact your financial intermediary to accomplish the transfer of shares.

ACCOUNT SERVICES AND PRIVILEGES
--------------------------------------------------------------------------------
The following table provides examples of account services and privileges available in your BlackRock account. Certain of these account services and privileges are only available to shareholders of Investor C Shares whose accounts are held directly with BlackRock. If your account is held directly with BlackRock, please call (800) 441-7762 for additional information as well as forms and applications. Otherwise, please contact your financial professional for assistance in requesting one or more of the following services and privileges.

AUTOMATIC    Allows systematic investments           BlackRock's AIP allows you to invest a specific amount on a periodic basis from
INVESTMENT   on a periodic basis from                your checking or savings account into your investment account. You may apply
PLAN         checking or savings account.            for this option upon account opening or by completing the AIP application. The
("AIP")                                              minimum investment amount for an automatic investment plan is $50 per portfolio.

DIVIDEND     Automatically invests your              Dividend and capital gains distributions may be reinvested in your account to
ALLOCATION   distributions into another              purchase additional shares or paid in cash. Using the Dividend Allocation Plan,
PLAN         BlackRock Fund of your                  you can direct your distributions to your bank account (checking or savings),
             choice pursuant to your                 to purchase shares of another fund at BlackRock without any fees or sales
             instructions, without any               charges, or by check to special payee. Please call (800) 441-7762 for details.
             fees or sales charges.                  If investing into another fund at BlackRock, the receiving fund must be open to new purchases.

EZ           Allows an investor to purchase          (NOTE: This option is offered to shareholders whose accounts are held directly
TRADER       or sell Investor C Shares by            with BlackRock. Please speak with your financial professional if your account
             telephone or over the                   is held elsewhere).
             Internet through ACH.
                                                     Prior to establishing an EZ Trader account, please contact your bank to confirm that it is a member of the ACH system. Once confirmed, complete an application, making sure to include the appropriate bank information, and return the application to the address listed on the form.

                                                     Prior to placing a telephone or internet purchase or sale order, please contact
                                                     (800) 441- 7762 to confirm that your bank information has been updated on your account. Once this is established, you may place your request to sell shares with the LifePath Portfolios by telephone or Internet.

                                                     Proceeds will be sent to your pre-designated bank account.

SYSTEMATIC   This feature can be used by             A minimum of $10,000 in the initial BlackRock Fund is required and investments
EXCHANGE     investors to systematically exchange    in any additional funds must meet minimum initial investment requirements. For
PLAN         money from one fund to up               more information, please contact the LifePath Portfolio at (800) 441-7762.
             to four other funds.
                                                     To start a Systematic Withdrawal Plan a shareholder must have a current investment of $10,000 or more in a BlackRock Fund.

SYSTEMATIC   This feature can be used by             Shareholders can elect to receive cash payments of $50 or more at any interval
WITHDRAWAL   investors who want to receive           they choose. Shareholders may sign up by completing the SWP Application Form,
PLAN         regular distributions from their        which may be obtained from BlackRock.
("SWP")      accounts.
                                                     Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted.

                                                     To participate in the SWP, shareholders must have their dividends reinvested.
                                                     Shareholders may change or cancel the SWP at any time, with a minimum of 24 hours notice. No CDSC will be assessed on redemptions of Investor C Shares made through the SWP that do not exceed 12% of the account's NAV on an annualized basis. For example, monthly, quarterly, and semi-annual SWP redemptions of
                                                     Investor C Shares will not be subject to the CDSC if they do not exceed 1% of an account's NAV on the redemption date. SWP redemptions of Investor C Shares in excess of this limit will still pay any applicable CDSC.

                                                     Ask your financial adviser or other financial intermediary for details.

LIFEPATH PORTFOLIOS' RIGHTS
--------------------------------------------------------------------------------
Each LifePath Portfolio may:

..    Suspend the right of redemption if trading is halted or restricted on the
     NYSE or under other emergency conditions described in the 1940 Act,

..    Postpone date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the 1940 Act or if a redemption request is made before a LifePath Portfolio has collected payment for the purchase of shares,

..    Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the 1940 Act, and

..    Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

NOTE ON LOW BALANCE ACCOUNTS. Because of the high cost of maintaining smaller shareholder accounts, a LifePath Portfolio may redeem the shares in your account (without charging any deferred sales charge) if the NAV of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before a LifePath Portfolio makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before a LifePath Portfolio takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

CALCULATING THE LIFEPATH PORTFOLIOS' SHARE PRICE
--------------------------------------------------------------------------------
Each LifePath Portfolio's share price (also known as a LifePath Portfolio's
NAV) is calculated by dividing the value of the net assets of the LifePath Portfolio (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the LifePath Portfolio, generally rounded to the nearest cent.

Each LifePath Portfolio's NAV is calculated at the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern Time) on any Business Day. If regular trading on the NYSE closes early, the time for calculating each LifePath Portfolio's NAV and the deadline for share transactions will be accelerated to the earlier closing time. The NAV of each LifePath Portfolio is calculated based on the NAV of the Master Portfolio in which the LifePath Portfolio invests. The LifePath Portfolios' SAI includes a description of the methods for valuing the Master Portfolios' investments, including a description of the circumstances in which the Master Portfolios' investments would be valued using fair value pricing and the effects of using fair value pricing.

LIFEPATH PORTFOLIO DISTRIBUTIONS
--------------------------------------------------------------------------------
The LifePath Portfolios distribute their net investment income to shareholders quarterly. The LifePath Portfolios distribute their net realized capital gains, if any, to shareholders at least annually. Distributions payable to you will be automatically reinvested in additional Investor C Shares of your LifePath Portfolio, unless you have elected to receive distribution payments in cash.

FREQUENT TRADING IN LIFEPATH PORTFOLIO SHARES
--------------------------------------------------------------------------------
Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on a fund and its shareholders. Depending on various factors, such as the size of the fund's investment portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a fund's investment portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's NAV ("market timing").

Each LifePath Portfolio invests only in interests of its Master Portfolio, and the Boards of Trustees of MIP and the Trust have each considered the issues of frequent trading and market timing. MIP's Board of Trustees has adopted a policy of not monitoring for possible market timing activity because the Master Portfolios' holdings are valued as of the same time that the NAV of the Master Portfolios is calculated (generally 4:00 p.m. Eastern time), which eliminates the potential arbitrage opportunity presented by a lag between a change in the value of the Master Portfolios' holdings and the reflection of that change in the Master Portfolios' respective NAVs. MIP's Board of Trustees has not adopted a policy of monitoring for other forms of frequent trading because daily flows into and out of the Master Portfolios are aggregated, and the process of aggregation is expected to reduce the potential for frequent trading to disrupt the implementation of the Master Portfolios' investment strategies.

The Trust's Board of Trustees has not adopted a policy of monitoring for market timing or other frequent trading activity in the LifePath Portfolios in light of the nature of the LifePath Portfolios' investment in Master Portfolios, the policies of the Master Portfolios, as described in the preceding paragraphs, and the historical nature of flows into and out of the LifePath Portfolios.

BTC's ability to monitor trades that are placed by participants in plans that are shareholders in the LifePath Portfolios or other shareholders in the LifePath Portfolios that trade through omnibus accounts maintained by intermediaries will be severely limited to the extent BTC does not receive transaction information showing individual investment decisions. Upon request by the LifePath Portfolios, intermediaries are required to provide certain transaction information that may enable the LifePath Portfolios to identify trading activity that is potentially harmful to the LifePath Portfolios. The LifePath Portfolios may, but do not have the obligation to, respond to any potentially harmful trading activity that is identified. In the event any potentially harmful trading activity is identified, responses may include the imposition of trading restrictions, the rejection of purchases, or such other steps the LifePath Portfolios determine are appropriate. Financial Intermediaries' ability to impose restrictions on the trading practices of their clients may, however, be affected by legal or technological limitations.

The LifePath Portfolios may from time to time implement various methods that the LifePath Portfolios believe are appropriate to deter market timing, frequent trading or other activity that may be detrimental to the LifePath Portfolios or long-term investors in the LifePath Portfolios. There is no assurance that any such methods will prevent such detrimental trading activity.

TAXES
--------------------------------------------------------------------------------
The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the LifePath Portfolios and their U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the LifePath Portfolios' SAI for additional U.S. federal income tax information.

Distributions from your LifePath Portfolio's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath Portfolio shares. The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the LifePath Portfolio's distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

Distributions from the LifePath Portfolios generally are taxable as follows:

DISTRIBUTION TYPE               TAX STATUS
------------------------------- ----------------------------------
Qualified dividend income...... Qualified dividend income/(1)(2)/
Other income................... Ordinary income/(2)/
Short-term capital gain........ Ordinary income
Long-term capital gain......... Long-term capital gain/(3)/

-------
/(1)/ If you are an individual, your distributions attributable to the LifePath
      Portfolio's qualified dividend income generally are taxable to you at a maximum 15% U.S. federal income tax rate, as long as you meet certain holding period and other requirements. Qualified dividend income is, in general, dividend income received from taxable U.S. and certain foreign corporations. Absent further legislation, the reduced rates of tax for qualified dividend income will expire after December 31, 2010.

/(2)/ A portion of distributions paid to corporate shareholders of the LifePath
      Portfolios may qualify for the dividends-received deduction available to corporations.

/(3)/ An individual's net long-term capital gain currently is subject to a reduced maximum 15% U.S. federal income tax rate. Absent further legislation, this reduced 15% maximum tax rate on long-term capital gain is scheduled to expire after December 31, 2010.

In addition, if you sell your LifePath Portfolio shares you generally will have a taxable capital gain or loss in an amount equal to the difference between the net amount of sale proceeds that you receive and your tax basis for the shares that you sell. In certain circumstances, a loss on the sale may be disallowed:

TRANSACTION                                        TAX STATUS
-------------------------------------------------- --------------------------------
You sell shares owned for more than one year...... Long-term capital gain or loss
You sell shares owned for one year or less........ Short-term capital gain or loss

If you buy a LifePath Portfolio's shares shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the form of a taxable distribution. Similarly, if you buy shares of a LifePath Portfolio that holds appreciated securities, you will, in effect, receive part of your purchase back in a taxable distribution if and when the

LifePath Portfolio sells the appreciated securities and distributes the realized gain on the sale. The LifePath Portfolios have built up, or have the potential to build up, high levels of unrealized appreciation in their investments.

After the end of each year, the LifePath Portfolios will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.

In certain circumstances, you may be subject to back-up withholding taxes on distributions to you from the LifePath Portfolios if you fail to provide the LifePath Portfolios with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service that you are subject to back-up withholding.

TAX CONSIDERATIONS FOR TAX-EXEMPT OR FOREIGN INVESTORS OR THOSE HOLDING LIFEPATH PORTFOLIO SHARES THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA, WILL BE DIFFERENT. FOR EXAMPLE, SHAREHOLDERS THAT ARE EXEMPT FROM U.S. FEDERAL INCOME TAX, SUCH AS RETIREMENT PLANS THAT ARE QUALIFIED UNDER SECTION 401 OF THE INTERNAL REVENUE CODE, GENERALLY ARE NOT SUBJECT TO U.S. FEDERAL INCOME TAX ON LIFEPATH PORTFOLIO DIVIDENDS OR DISTRIBUTIONS OR ON SALES OF LIFEPATH PORTFOLIO SHARES. BECAUSE EACH INVESTOR'S TAX CIRCUMSTANCES ARE UNIQUE AND BECAUSE TAX LAWS ARE SUBJECT TO CHANGE, YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT YOUR INVESTMENT.

MASTER/FEEDER AND FUND OF FUNDS STRUCTURES
--------------------------------------------------------------------------------
The LifePath Portfolios do not have their own investment adviser. Instead, each LifePath Portfolio invests all of its assets in the applicable Master
Portfolio, which has an investment objective, strategies and policies substantially identical to the LifePath Portfolio. BFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the LifePath Portfolios.

FEEDER FUND EXPENSES

Feeder funds, including the LifePath Portfolios, bear their respective Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

FEEDER FUND RIGHTS

Under the master/feeder structure, the Trust's Board of Trustees retains the right to withdraw a LifePath Portfolio's assets from its Master Portfolio if it believes doing so is in the best interests of the LifePath Portfolio's shareholders. If the Trust's Board of Trustees decides to withdraw a LifePath Portfolio's assets, it would then consider whether the LifePath Portfolio should hire its own investment adviser, invest in another master portfolio or take other action.

FUND OF FUNDS

The Master Portfolios do not invest directly in a portfolio of securities. Instead, they invest in the Underlying Money Market Fund and other Underlying Funds that are also advised by BFA. Each Master Portfolio charges for its own direct expenses, in addition to bearing a PRO RATA share of the expenses charged by the Underlying Funds in which it invests.

Management of the LifePath Portfolios
--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------
Each LifePath Portfolio is a feeder fund that invests all of its assets in a Master Portfolio that has an investment objective, strategies and policies substantially identical to the LifePath Portfolio. The Master Portfolios, in turn, invest in a combination of Underlying Funds. BFA, a registered investment adviser, serves as investment adviser to each Master Portfolio, and also serves as investment adviser to each Underlying Fund, with the exception of the Underlying Money Market Fund, which invests in a master portfolio advised by BFA. BFA manages investing the Master Portfolios' assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the MIP's Board of Trustees. For its services to the Master Portfolios, BFA is entitled to receive an annual management fee of ___% of each Master Portfolio's average daily net assets.

For its services to the Underlying Funds, BFA receives fees that differ from the fees described for the LifePath Portfolios in this Prospectus. BFA provides investment advisory services for the Underlying Funds that differ from the investment advisory services it provides for the Master Portfolios. For services provided to the Underlying Funds, BFA receives investment advisory fees from the Underlying Funds. In addition, BTC provides administration services to certain of the Underlying Funds and, for those services, may receive administration fees from those Underlying Funds. BFA has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to management and administration fees, if any, paid by the Underlying Funds to BFA and BTC, respectively, through December 1, 2011.

BFA is located at 400 Howard Street, San Francisco, CA 94105. BFA is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock. As of March 31, 2010, BTC and its affiliates, including BFA, had approximately $__ in investment company and other portfolio assets under management. BFA, BTC, BlackRock Execution Services, BlackRock and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolios invest.

A discussion regarding the basis for the MIP's Board of Trustees' approval of the investment advisory agreements with BFA will be available in the LifePath Portfolios' annual report for the year ended December 31, 2010.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Dagmar Nikles, Leslie Gambon and Alan Mason (the "Portfolio Managers") are jointly and primarily responsible for the day-to-day management of the Master Portfolios and act collaboratively on all aspects concerning the Master Portfolios. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

Ms. Nikles has been employed as a Senior Investment Strategist in the defined contributions team at BFA and BTC since December 2009. From July 2003 to November 2009, Ms. Nikles was a member of the asset allocation portfolio management team at Barclays Global Fund Advisors ("BGFA") and Barclays Global Investors, N.A. ("BGI"). Ms. Nikles has been a one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since inception.

Ms. Gambon has been employed as a member of the asset allocation portfolio management team at BFA and BTC since December 2009. From April 2007 to November 2009, Ms. Gambon was a member of the asset allocation portfolio management at BGFA and BGI. From October 2004 to April 2007, Ms. Gambon was Head of Defined Contribution Portfolio Management at BGI. Ms. Gambon has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since inception.

Mr. Mason has been employed by BFA and BTC since December 2009. Mr. Mason is responsible for multi-asset class solutions for institutional clients. From 1991 to 2009, Mr. Mason served a variety of roles at BGFA and BGI, including eight years devoted to the development of transition management products. Mr. Mason has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since inception.

The LifePath Portfolios' SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares in the LifePath Portfolios.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------
Pursuant to an Administration Agreement between the Trust, on behalf of the LifePath Portfolios, and BTC, BTC provides the following services, among others, as the LifePath Portfolios' administrator:

     . Supervises the LifePath Portfolios' administrative operations;

     . Provides or causes to be provided management reporting and treasury administration services;

     . Financial reporting;

     . Legal, blue sky and tax services;

     . Preparation of proxy statements and shareholder reports; and

     . Engaging and supervising the shareholder servicing agents ("Shareholder
       Servicing Agents") on behalf of the LifePath Portfolios.

BTC is entitled to receive fees for these services at the annual rate of __% of the average daily net assets of Investor C Shares of each LifePath Portfolio. In addition to performing these services, BTC has agreed to bear all costs of operating the LifePath Portfolios, other than brokerage expenses, management fees, distribution fees, certain fees and expenses related to the Trust's trustees that are not "interested persons" of the LifePath Portfolios or the Trust as defined in the 1940 Act (the "Independent Trustees") and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses.

CONFLICTS OF INTEREST
--------------------------------------------------------------------------------
BFA wants you to know that there are certain entities with which BFA has relationships that may give rise to conflicts of interest, or the appearance of conflicts of interest. These entities include the following: BFA's affiliates (including BlackRock and PNC and each of their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the "Affiliates")) and BlackRock's significant shareholders, Merrill Lynch and its affiliates, including BAC (each, a "BAC Entity"), and Barclays Bank PLC and its affiliates, including Barclays PLC (each, a "Barclays Entity") (for convenience the Affiliates, BAC Entities and Barclays Entities are collectively referred to in this section as the "Entities" and each separately is referred to as an "Entity").

The activities of Entities in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the LifePath Portfolios and their shareholders. The Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the LifePath Portfolios. The Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the LifePath Portfolios. One or more of the Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the LifePath Portfolios directly and indirectly invest. Thus, it is likely that the LifePath Portfolios will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Entity performs or seeks to perform investment banking or other services.

One or more Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the LifePath Portfolios and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the LifePath Portfolios, including in securities issued by other open-end and closed-end investment management companies, including investment companies that are affiliated with the LifePath Portfolios and BFA to the extent permitted under the 1940 Act. The trading activities of these Entities are carried out without reference to positions held directly or indirectly by the LifePath Portfolios and may result in an Entity having positions that are adverse to those of the LifePath Portfolios.

No Entity is under any obligation to share any investment opportunity, idea or strategy with the LifePath Portfolios. As a result, an Entity may compete with the LifePath Portfolios for appropriate investment opportunities. As a result of this and several other factors, the results of the LifePath Portfolios' investment activities may differ from those of an Entity and of other accounts managed by an Entity, and it is possible that the LifePath Portfolios could sustain losses during periods in which one or more Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

The LifePath Portfolios may, from time to time, enter into transactions in which an Entity or an Entity's other clients have an adverse interest. Furthermore, transactions undertaken by Entity-advised clients may adversely impact the

LifePath Portfolios. Transactions by one or more Entity-advised clients or BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the LifePath Portfolios.

An Entity may maintain securities indexes as part of its product offerings. Index based funds seek to track the performance of securities indexes and may use the name of the index in the fund name. Index providers, including Entities, may be paid licensing fees for use of their indexes or index names. Entities will not be obligated to license their indexes to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with the Entities will be as favorable as those terms offered to other index licensees.

The LifePath Portfolios' activities may be limited because of regulatory restrictions applicable to one or more Entities, and/or their internal policies designed to comply with such restrictions. In addition, the LifePath Portfolios may invest in securities of companies with which an Entity has or is trying to develop investment banking relationships or in which an Entity has significant debt or equity investments. The LifePath Portfolios also may invest in securities of companies for which an Entity provides or may some day provide research coverage. An Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the LifePath Portfolios or who engage in transactions with or for the LifePath Portfolios, and may receive compensation for such services. The LifePath Portfolios may also make brokerage and other payments to Entities in connection with the LifePath Portfolios' portfolio investment transactions.

Under a securities lending program approved by MIP's Board of Trustees, the Master Portfolios have retained an Affiliate of BFA to serve as the securities lending agent for the Master Portfolios to the extent that the Master Portfolios participate in the securities lending program. For these services, the lending agent may receive a fee from the Master Portfolios, including a fee based on the returns earned on the Master Portfolios' investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Master Portfolios may lend their portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the LifePath Portfolios and their shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest.

CERTAIN LIFEPATH PORTFOLIO POLICIES

--------------------------------------------------------------------------------
ANTI-MONEY LAUNDERING REQUIREMENTS

The LifePath Portfolios are subject to the USA PATRIOT Act (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a LifePath Portfolio may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The LifePath Portfolios reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the LifePath Portfolios to verify their identity. The LifePath Portfolios also reserve the right to redeem any amounts in a LifePath Portfolio from persons whose identity it is unable to verify on a timely basis. It is the LifePath Portfolios' policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Financial highlights for the LifePath Portfolios are not available because, as of the effective date of this Prospectus, the LifePath Portfolios have not commenced operations, and therefore have no financial highlights to report.

DISCLAIMERS
--------------------------------------------------------------------------------
The iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P Small Cap 600 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and the iShares S&P North America Natural Resources Sector Index Fund (the "iShares S&P Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's or its affiliates. Standard & Poor's and its affiliates make no representation or warranty, express or implied, to the owners of shares of the iShares S&P Funds or any member of the public regarding the advisability of investing in securities generally or in iShares S&P Funds particularly or the ability of the Standard & Poor's Indexes to track general stock market performance. Standard & Poor's and its affiliates' only relationship to the iShares Trust (as used in these Disclaimers, the "Trust"), BTC and BFA is the licensing of certain trademarks and trade names of Standard & Poor's and its affiliates and of the Standard & Poor's Indexes, which are determined, composed and calculated by Standard & Poor's and its affiliates without regard to the Trust, BTC, BFA or the iShares S&P Funds. Standard & Poor's and its affiliates have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares S&P Funds into consideration in determining, composing or calculating the Standard & Poor's Indexes. Standard & Poor's and its affiliates are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares S&P Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares S&P Funds are to be converted into cash. Standard & Poor's and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the iShares S&P Funds. Standard &
Poor's and its affiliates do not guarantee the accuracy or the completeness of the Standard & Poor's Indexes or any data included therein and Standard &
Poor's and its affiliates shall have no liability for any errors, omissions, or interruptions therein. Standard & Poor's and its affiliates make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares S&P Funds or any other person or entity from the use of the Standard & Poor's Indexes or any data included therein. Standard & Poor's and its affiliates make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Standard & Poor's Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Standard & Poor's and its affiliates have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Standard & Poor's Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Russell Midcap Index Fund and the iShares Russell 2000 Index Fund (the "iShares Russell Funds") are not sponsored, endorsed, sold or promoted by Russell Investment Group. Russell Investment Group makes no representation or warranty, express or implied, to the owners of shares of the iShares Russell Funds or any member of the public regarding the advisability of investing in securities generally or in the iShares Russell Funds particularly or the ability of the Russell Indexes to track general stock market performance. Russell Investment Group's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Russell Investment Group's and of the Russell Indexes, which are determined, composed, and calculated by Russell Investment Group without regard to the Trust, BTC, BFA or the iShares Russell Funds. Russell Investment Group has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Russell Funds into consideration in determining, composing or calculating the Russell Indexes. Russell Investment Group is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Russell Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Russell Funds are to be converted into cash. Russell Investment Group has no obligation or liability in connection with the administration, marketing or trading of the iShares Russell Funds. Russell Investment Group does not guarantee the accuracy or the completeness of the Russell Indexes or any data included therein and Russell Investment Group shall have no liability for any errors, omissions, or interruptions therein. Russell Investment Group makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Russell Funds or any other person or entity from the use of the Russell Indexes or any data included therein. Russell Investment Group makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Russell Investment Group have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Russell Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers. Cohen & Steers makes no representation or warranty, express or implied, to the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares Cohen & Steers Realty Majors Index Fund particularly or the ability of the Cohen & Steers Realty Majors Index to track general stock market performance. Cohen & Steers' only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Cohen & Steers and of the Cohen & Steers Realty Majors Index, which is determined, composed and calculated by Cohen & Steers without regard to the Trust, BTC, BFA or the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund into consideration in determining, composing or calculating the Cohen & Steers Realty Majors Index. Cohen & Steers is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Cohen & Steers Realty Majors Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Cohen & Steers Realty Majors Index Fund are to be converted into cash. Cohen & Steers has no obligation or liability in connection with the administration, marketing or trading of the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers does not guarantee the accuracy or the completeness of the Cohen & Steers Realty Majors Index or any data included therein and Cohen & Steers shall have no liability for any errors, omissions, or interruptions therein. Cohen & Steers makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any other person or entity from the use of the Cohen & Steers Realty Majors Index or any data included therein. Cohen & Steers makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Cohen & Steers Realty Majors Index or any data included therein. Without limiting any of the foregoing, in no event shall Cohen & Steers have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Cohen & Steers Realty Majors Index or any data included therein, even if notified of the possibility of such damages.

The iShares JPMorgan USD Emerging Markets Bond Fund is not sponsored, endorsed, sold or promoted by JPMorgan. JPMorgan makes no representation or warranty, express or implied, to the owners of shares of the iShares JPMorgan USD Emerging Markets Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares JPMorgan USD Emerging Markets Bond Fund particularly or the ability of the JPMorgan EMBI Global Core Index to track general bond market performance. JPMorgan's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of JPMorgan and of the JPMorgan EMBI Global Core Index which is determined, composed and calculated by JPMorgan without regard to the Trust, BTC, BFA or the iShares JPMorgan USD Emerging Markets Bond Fund. JPMorgan has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares JPMorgan USD Emerging Markets Bond Fund into consideration in determining, composing or calculating the JPMorgan EMBI Global Core Index. JPMorgan is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares JPMorgan USD Emerging Markets Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares JPMorgan USD Emerging Markets Bond Fund are to be converted into cash. JPMorgan has no obligation or liability in connection with the administration, marketing or trading of the iShares JPMorgan USD Emerging Markets Bond Fund. JPMorgan does not guarantee the accuracy or the completeness of the JPMorgan EMBI Global Core Index or any data included therein and JPMorgan shall have no liability for any errors, omissions, or interruptions therein. JPMorgan makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the JPMorgan USD Emerging Markets Bond Fund or any other person or entity from the use of the JPMorgan EMBI Global Core Index or any data included therein. JPMorgan makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the JPMorgan EMBI Global Core Index or any data included therein. Without limiting any of the foregoing, in no event shall JPMorgan have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the JPMorgan EMBI Global Core Index or any data included therein, even if notified of the possibility of such damages.

The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC. IIC makes no representation or warranty, express or implied, to the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares iBoxx $ High Yield Corporate Bond Fund particularly or the ability of the iBoxx $ Liquid High Yield Index to track the general stock market performance. IIC's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of IIC and of the iBoxx $ Liquid High Yield Index which is determined, composed and calculated by IIC without regard to the Trust, BTC, BFA or the iShares iBoxx $ High Yield Corporate Bond Fund. IIC has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund into consideration in determining, composing or calculating the iBoxx $ Liquid High Yield Index. IIC is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares iBoxx
$ High Yield Corporate Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares iBoxx $ High Yield Corporate Bond Fund are to be converted into cash. IIC has no obligation or liability in connection with the administration, marketing or trading of the iShares iBoxx $ High Yield Corporate Bond Fund. IIC does not guarantee the accuracy or the completeness of the iBoxx $ Liquid High Yield Index or any data included therein and IIC shall have no liability for any errors, omissions, or interruptions therein. IIC makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any other person or entity from the use of the iBoxx $ Liquid High Yield Index or any data included therein. IIC makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the iBoxx $ Liquid High Yield Index or any data included therein. Without limiting any of the foregoing, in no event shall IIC have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the iBoxx $ Liquid High Yield Index or any data included therein, even if notified of the possibility of such damages.

The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE Licensor Parties. None of the FTSE Licensor Parties makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index and/or the figure at which the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index stands at any particular time on any particular day or otherwise. The FTSE Licensor Parties' only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of the FTSE Licensor Parties and of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index, which is determined, composed and calculated by the FTSE Licensor Parties without regard to the Trust, BTC, BFA or the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund into consideration in determining, composing or calculating the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index. The FTSE Licensor Parties are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund are to be converted into cash. The FTSE Licensor Parties have no obligation or liability in connection with the administration, marketing or trading of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties do not guarantee the accuracy or the completeness of the FTSE EPRA/

NAREIT Developed Real Estate ex-U.S. Index or any data included therein and the FTSE Licensor Parties shall have no liability for any errors, omissions, or interruptions therein. The FTSE Licensor Parties make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund or any other person or entity from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. The FTSE Licensor Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. Without limiting any of the foregoing, in no event shall the FTSE Licensor Parties have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein, even if notified of the possibility of such damages.

The iShares MSCI Canada Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund (the "iShares MSCI Index Funds") are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of the iShares MSCI Index Funds or any member of the public regarding the advisability of investing in funds generally or in the iShares MSCI Index Funds particularly or the ability of the MSCI Indexes to track general stock market performance. MSCI is the licensor of certain trademarks, servicemarks and trade names of MSCI and of the MSCI Indexes, which are determined, composed and calculated by MSCI without regard to the Trust, iShares, Inc., BTC, BFA or the iShares MSCI Index Funds. MSCI has no obligation to take the needs of BTC, BFA or the owners of the iShares MSCI Index Funds into consideration in determining, composing or calculating the MSCI Indexes. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the iShares MSCI Index Funds to be issued or in the determination or calculation of the equation by which the iShares MSCI Index Funds are redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of the iShares MSCI Index Funds in connection with the administration, marketing or trading of the iShares MSCI Index Funds. Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI Indexes from sources which MSCI considers reliable, neither MSCI nor any other party guarantees the accuracy and/or the completeness of the MSCI Indexes or any data included therein. Neither MSCI nor any other party makes any warranty, express or implied, as to results to be obtained by a licensee, licensee's customers and counterparties, the owners of the iShares MSCI Index Funds or any other person or entity from the use of the MSCI Indexes or any data included hereunder or for any other use. Neither MSCI nor any other party makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the MSCI Indexes or any data included therein. Without limiting any of the foregoing, in no event shall MSCI or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund (collectively, the "Barclays Capital Funds") are not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of shares of the Barclays Capital Funds or any member of the public regarding the advisability of investing in securities generally or in the Barclays Capital Funds particularly or the ability of the Barclays Capital Funds' underlying indexes (the "Underlying Indexes") to track general bond market performance. Barclays Capital's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of

Barclays Capital and of the Underlying Indexes, which are determined, composed and calculated by Barclays Capital without regard to the Trust, BTC, BFA or the Barclays Capital Funds. Barclays Capital has no obligation to take the needs of BTC, BFA or the owners of shares of the Barclays Capital Funds into consideration in determining, composing or calculating the Underlying Indexes. Barclays Capital is not responsible for and has not participated in the determination of the prices and amount of shares of the Barclays Capital Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Barclays Capital Funds are to be converted into cash. Barclays Capital has no obligation or liability in connection with the administration, marketing or trading of the Barclays Capital Funds. Barclays Capital does not guarantee the accuracy or the completeness of the Underlying Indexes or any data included therein and Barclays Capital shall have no liability for any errors, omissions or interruptions therein. Barclays Capital makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the Barclays Capital Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. Barclays Capital makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Barclays Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Indexes or any data included therein, even if notified of the possibility of such damages.

BFA does not guarantee the accuracy or the completeness of any underlying index or any data included therein and BFA shall have no liability for any errors, omissions, or interruptions therein.

BFA makes no warranty, express or implied, to the owners of shares of the iShares funds or to any other person or entity as to results to be obtained by the series of the Trust from the use of any underlying index or any data included therein. BFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any underlying index or any data included therein. Without limiting any of the foregoing, in no event shall BFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the LifePath Portfolios is available at no charge upon request. This information includes:

ANNUAL/SEMI-ANNUAL REPORTS
These reports (once available) contain additional information about each of the LifePath Portfolio's investments. The annual report describes the LifePath Portfolio's performance, lists portfolio holdings, and discusses recent market conditions, economic trends and LifePath Portfolio investment strategies that significantly affected the LifePath Portfolio's performance for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information, dated ___, 2010, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each LifePath Portfolio, may be obtained free of charge, along with each LifePath Portfolios' annual and semi-annual reports, by calling
(800) 441-7762, on any business day. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

QUESTIONS
If you have any questions about the LifePath Portfolios, please:

Call:       1-800-441-7762 (toll free)
            8:00 a.m. to 6:00 p.m. (Eastern time),
            on any business day

WORLD WIDE WEB
The LifePath Portfolios do not have a fund website, but the LifePath Portfolios' annual and semi-annual shareholder reports (once available), Prospectuses and SAI are available free of charge online at the SEC's website WWW.SEC.GOV.

WRITTEN CORRESPONDENCE

BlackRock Funds III
PO Box 9819
Providence, RI 02940-8019

OVERNIGHT MAIL
BlackRock Funds III
101 Sabin Street
Pawtucket, RI 02860-1427

INTERNAL WHOLESALERS/BROKER DEALER SUPPORT
Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), on any Business Day. Call: (800) 882-0052.

PORTFOLIO CHARACTERISTICS AND HOLDINGS
A description of the LifePath Portfolios' policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

SECURITIES AND EXCHANGE COMMISSION
You may also view and copy public information about a LifePath Portfolio, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM INFORMATION CONTAINED IN THIS PROSPECTUS.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE # 811-07332

[GRAPHIC APPEARS HERE]




___-_____-____

EQUITIES  FIXED INCOME  REAL ESTATE
 LIQUIDITY  ALTERNATIVES BLACKROCK SOLUTIONS

[GRAPHIC APPEARS HERE]

BLACKROCK FUNDS III
     LIFEPATH(R) PORTFOLIOS

INSTITUTIONAL SHARES PROSPECTUS | ______________, 2010

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

PORTFOLIO                                                     TICKER SYMBOL
---------------------------------------------------------     --------------
LifePath 2025 Portfolio(R) - Institutional Shares                      ____
LifePath 2035 Portfolio(R) - Institutional Shares                      ____
LifePath 2045 Portfolio(R) - Institutional Shares                      ____
LifePath 2055 Portfolio(R) - Institutional Shares                      ____

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THE SECURITIES DESCRIBED HEREIN MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE IN WHICH THE OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                               Table of Contents
--------------------------------------------------------------------------------

                                                             LIFEPATH PORTFOLIO

  KEY FACTS AND DETAILS ABOUT THE LIFEPATH PORTFOLIOS, INCLUDING
OVERVIEW
  INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, RISK FACTORS, FEE AND
  EXPENSE INFORMATION, AND HISTORICAL PERFORMANCE INFORMATION
  KEY FACTS ABOUT LIFEPATH 2025 PORTFOLIO...........................  1
  KEY FACTS ABOUT LIFEPATH 2035 PORTFOLIO...........................  6
  KEY FACTS ABOUT LIFEPATH 2045 PORTFOLIO........................... 11
  KEY FACTS ABOUT LIFEPATH 2055 PORTFOLIO........................... 16

                                          DETAILS ABOUT THE LIFEPATH PORTFOLIOS

  INVESTMENT TIME HORIZONS.......................................... 21
  A FURTHER DISCUSSION OF PRINCIPAL INVESTMENT STRATEGIES........... 22
  A FURTHER DISCUSSION OF RISK FACTORS.............................. 28

                                                            ACCOUNT INFORMATION

  DETAILS ABOUT INSTITUTIONAL SHARES................................ 34
  HOW TO BUY, SELL, EXCHANGE AND TRANSFER SHARES.................... 35
  SHAREHOLDER SERVICING PAYMENTS.................................... 38
  ACCOUNT SERVICES AND PRIVILEGES................................... 40
  LIFEPATH PORTFOLIOS' RIGHTS....................................... 41
  CALCULATING THE LIFEPATH PORTFOLIOS' SHARE PRICE.................. 41
  LIFEPATH PORTFOLIO DISTRIBUTIONS.................................. 42
  FREQUENT TRADING IN LIFEPATH PORTFOLIO SHARES..................... 42
  TAXES............................................................. 42
  MASTER/FEEDER AND FUND OF FUNDS STRUCTURES........................ 43

                                          MANAGEMENT OF THE LIFEPATH PORTFOLIOS

  INVESTMENT ADVISER................................................ 45
  PORTFOLIO MANAGERS................................................ 45
  ADMINISTRATIVE SERVICES........................................... 46
  CONFLICTS OF INTEREST............................................. 46
  CERTAIN LIFEPATH PORTFOLIO POLICIES............................... 47
  FINANCIAL HIGHLIGHTS.............................................. 49
  DISCLAIMERS....................................................... 50

     FOR MORE INFORMATION   ADDITIONAL INFORMATION............BACK COVER

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

LifePath 2025 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2025 PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
LifePath 2025 Portfolio, a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025. LifePath 2025 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF LIFEPATH 2025 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of LifePath 2025 Portfolio. The expenses are deducted from LifePath 2025 Portfolio's assets, which means you pay them indirectly.
This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Institutional Shares that would be in addition to the fees and expenses shown here.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
---------------------------------------------------------------------------------
 Management Fees/(1)/                                                                   ____%
 Distribution (12b-1) Fees                                                              None
 Other Expenses/(2)/                                                                    ____%
  Administration Fees                                                                   ____%
  Independent Expenses/(3)/                                                             ____%
 Acquired Fund Fees and Expenses (Underlying Funds)/(4)/                                ____%
 Total Annual Class Operating Expenses/(1)(3)(4)/(5)/                                   ____%
 Fee Waivers and/or Expense Reimbursements/(1)(3)/                                     (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ____%
 Reimbursements/(1)(3)(5)(6)/

-------
/(1)/ BlackRock Fund Advisors ("BFA") (formerly, Barclays Global Fund
      Advisors), the investment adviser to LifePath 2025 Master Portfolio (the "2025 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), has contractually agreed to waive its management fee at the 2025 Master Portfolio level in an amount equal to the management fees and administration fees, if any, charged to the funds in which the 2025 Master Portfolio invests through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without the consent of the Board of Trustees of MIP.

/(2)/ Other Expenses have been restated to reflect current fees.

/(3)/ "Independent Expenses" consist of those fees and expenses of the independent trustees of the Trust and Master Investment Portfolio, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services in connection with LifePath 2025 Portfolio and the 2025 Master Portfolio that are allocable to the Institutional Shares of LifePath 2025 Portfolio. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly, Barclays Global Investors, N.A.) and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Institutional Shares of LifePath 2025 Portfolio and the 2025 Master Portfolio ,as applicable, for Independent Expenses through December 1, 2011. After giving effects to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees of MIP.

/(4)/ "Acquired Fund Fees and Expenses (Underlying Funds)" reflect LifePath
      2025 Portfolio's PRO RATA share of the fees and expenses incurred by investing in the underlying funds or certain other funds.

/(5)/ Total Annual Operating Expenses in the table above and the following example reflect the expenses of the Institutional Shares of LifePath 2025 Portfolio and the 2025 Master Portfolio and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2025 Master Portfolio invests.

/(6)/ LifePath 2025 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE

This Example is intended to help you compare the cost of investing in Institutional Shares of LifePath 2025 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in LifePath 2025 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2025 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS
          ------       -------
          $  ___       $  ___

PORTFOLIO TURNOVER

The 2025 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect LifePath 2025 Portfolio's performance.

PRINCIPAL INVESTMENT STRATEGIES OF LIFEPATH 2025 PORTFOLIO
--------------------------------------------------------------------------------
LifePath 2025 Portfolio invests all of its assets in the 2025 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2025 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2025. As of _____, 2010, LifePath 2025 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

PRINCIPAL RISKS OF INVESTING IN LIFEPATH 2025 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in LifePath
2025 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2025 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2025 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in LifePath 2025 Portfolio.

..    ALLOCATION RISK - LifePath 2025 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2025 Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

..    CONCENTRATION RISK - LifePath 2025 Portfolio's strategy of concentrating its investments in securities of companies in a particular market, industry, group of industries, sector or asset class, country, region or group of countries means that its performance will be closely tied to the performance of a particular market segment. LifePath 2025 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath 2025 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of companies in other industries or the broader market as a whole.

..    DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk.
     Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of LifePath 2025 Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

..    DERIVATIVES RISK - LifePath 2025 Portfolio's use of derivatives may reduce
     LifePath 2025 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of LifePath 2025 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

..    EMERGING MARKETS RISK - Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

..    EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

..    FOREIGN SECURITIES RISK - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that LifePath 2025 Portfolio will lose money. These risks include:

          . LifePath 2025 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

          . Changes in foreign currency exchange rates can affect the value of LifePath 2025 Portfolio's portfolio.

          . The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

          . The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

          . Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

          . Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

..    INVESTMENT IN MUTUAL FUNDS AND EXCHANGE TRADED FUNDS RISK - LifePath 2025
     Portfolio will invest substantially all of its assets in underlying BlackRock funds, so LifePath 2025 Portfolio's investment performance is directly related to the performance of the Underlying Funds. LifePath 2025 Portfolio may also directly invest in exchange traded funds ("ETFs"). LifePath 2025 Portfolio's net asset value ("NAV") will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in LifePath 2025 Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

..    JUNK BONDS RISK - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for LifePath 2025 Portfolio.

..    MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which LifePath 2025 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

..    MORTGAGE- AND ASSET-BACKED SECURITIES RISK - Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

..    PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

..    REIT INVESTMENT RISK - Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

..    SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, LifePath 2025 Portfolio may lose money and there may be a delay in recovering the loaned securities. LifePath 2025 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for LifePath 2025 Portfolio.

..    U.S. GOVERNMENT OBLIGATION RISK - Certain securities in which LifePath 2025
     Portfolio may invest, including securities issued by certain U.S.
     Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

LifePath 2025 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
LifePath 2025 Portfolio expects to commence operations as soon as practicable after the date of this prospectus ("Prospectus"). Because LifePath 2025 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The 2025 Master Portfolio's investment manager is BlackRock Fund Advisors.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                        PORTFOLIO
                       MANAGER OF
                        THE 2025
                         MASTER
                        PORTFOLIO
NAME                      SINCE         TITLE
--------------       -------------      ---------------------------
 Dagmar Nikles       Inception          Director of BTC
 Leslie Gambon       Inception          Director of BTC
 Alan Mason          Inception          Managing Director of BTC

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
The Institutional Shares of LifePath 2025 Portfolio are limited to certain investors, including current institutional shareholders that meet certain requirements, certain retirement plans, participants in certain programs sponsored by BlackRock or its affiliates or financial intermediaries and certain employees and affiliates of BlackRock or its affiliates. The Institutional Shares of LifePath 2025 Portfolio's initial and subsequent investment minimums generally are as follows, although LifePath 2025 Portfolio may reduce or waive the minimums in some cases.

                         INSTITUTIONAL SHARES
                         ----------------------------------------------------------------------------------
 MINIMUM INITIAL         $2 million for institutions and individuals.
 INVESTMENT
                         Institutional Shares are available to clients of registered investment advisors who have $250,000 invested in the LifePath 2025 Portfolio.
 MINIMUM ADDITIONAL      No subsequent minimum.
 INVESTMENT

Your order to purchase or sell shares must be received in proper form by the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) (or if regular trading on the NYSE closes early, at such closing time) on any day the NYSE is open.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2025 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2025 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of LifePath 2025 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of LifePath 2025 Portfolio through a broker-dealer or other financial intermediary, LifePath 2025 Portfolio and BlackRock
Investments, LLC, LifePath 2025 Portfolio's distributor, or its affiliates may pay the intermediary for the sale of LifePath 2025 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend LifePath 2025 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2035 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2035 PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
LifePath 2035 Portfolio, a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035. LifePath 2035 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF LIFEPATH 2035 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of LifePath 2035 Portfolio. The expenses are deducted from LifePath 2035 Portfolio's assets, which means you pay them indirectly.
This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Institutional Shares that would be in addition to the fees and expenses shown here.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
---------------------------------------------------------------------------------
 Management Fees/(1)/                                                                   ____%
 Distribution (12b-1) Fees                                                              None
 Other Expenses/(2)/                                                                    ____%
  Administration Fees                                                                   ____%
  Independent Expenses/(3)/                                                             ____%
 Acquired Fund Fees and Expenses (Underlying Funds)/(4)/                                ____%
 Total Annual Class Operating Expenses/(1)(3)(4)(5)/                                    ____%
 Fee Waivers and/or Expense Reimbursements/(1)(3)/                                     (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ____%
 Reimbursements/(1)(3)(5)(6)/

-------
/(1)/ BlackRock Fund Advisors ("BFA") (formerly, Barclays Global Fund
      Advisors), the investment adviser to LifePath 2035 Master Portfolio (the "2035 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), has contractually agreed to waive its management fee at the 2035 Master Portfolio level in an amount equal to the management fees and administration fees, if any, charged to the funds in which the 2035 Master Portfolio invests through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without the consent of the Board of Trustees of MIP.

/(2)/ Other Expenses have been restated to reflect current fees.

/(3)/ "Independent Expenses" consist of those fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services in connection with LifePath 2035 Portfolio and the 2035 Master Portfolio that are allocable to the Institutional Shares of LifePath 2035 Portfolio. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly, Barclays Global Investors, N.A.) and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Institutional Shares of LifePath 2035 Portfolio and the 2035 Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effects to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees of MIP.

/(4)/ "Acquired Fund Fees and Expenses (Underlying Funds)" reflect LifePath
      2035 Portfolio's PRO RATA share of the fees and expenses incurred by investing in the underlying funds or certain other expenses.

/(5)/ Total Annual Operating Expenses in the table above and the following example reflect the expenses of the Institutional Shares of LifePath 2035 Portfolio and the 2035 Master Portfolio and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2035 Master Portfolio invests.

/(6)/ LifePath 2035 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE

This Example is intended to help you compare the cost of investing in Institutional Shares of LifePath 2035 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in LifePath 2035 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2035 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS
          ------       -------
          $  ___       $  ___

PORTFOLIO TURNOVER

The 2035 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect LifePath 2035 Portfolio's performance.

PRINCIPAL INVESTMENT STRATEGIES OF LIFEPATH 2035 PORTFOLIO
--------------------------------------------------------------------------------
LifePath 2035 Portfolio invests all of its assets in the 2035 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2035 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. As of _____, 2010, LifePath 2035 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

PRINCIPAL RISKS OF INVESTING IN LIFEPATH 2035 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in LifePath
2035 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2035 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2035 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in LifePath 2035 Portfolio.

..    ALLOCATION RISK - LifePath 2035 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2035 Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

..    CONCENTRATION RISK - LifePath 2035 Portfolio's strategy of concentrating its investments in securities of companies in a particular market, industry, group of industries, sector or asset class, country, region or group of countries means that its performance will be closely tied to the performance of a particular market segment. LifePath 2035 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on LifePath 2035 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of companies in other industries or the broader market as a whole.

..    DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk.
     Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of LifePath 2035 Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

..    DERIVATIVES RISK - LifePath 2035 Portfolio's use of derivatives may reduce
     LifePath 2035 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of LifePath 2035 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

..    EMERGING MARKETS RISK - Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

..    EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

..    FOREIGN SECURITIES RISK - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that LifePath 2035 Portfolio will lose money. These risks include:

          . LifePath 2035 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

          . Changes in foreign currency exchange rates can affect the value of LifePath 2035 Portfolio's portfolio.

          . The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

          . The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

          . Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

          . Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

..    INVESTMENT IN MUTUAL FUNDS AND EXCHANGE TRADED FUNDS RISK - LifePath 2035
     Portfolio will invest substantially all of its assets in underlying BlackRock funds, so LifePath 2035 Portfolio's investment performance is directly related to the performance of the Underlying Funds. LifePath 2035 Portfolio may also directly invest in exchange traded funds ("ETFs"). LifePath 2035 Portfolio's net asset value ("NAV") will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in LifePath 2035 Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

..    JUNK BONDS RISK - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for LifePath 2035 Portfolio.

..    MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath 2035 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

..    MORTGAGE- AND ASSET-BACKED SECURITIES RISK - Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

..    PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

..    REIT INVESTMENT RISK - Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

..    SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, LifePath 2035 Portfolio may lose money and there may be a delay in recovering the loaned securities. LifePath 2035 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for LifePath 2035 Portfolio.

..    U.S. GOVERNMENT OBLIGATION RISK - Certain securities in which LifePath 2035
     Portfolio may invest, including securities issued by certain U.S.
     Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

LifePath 2035 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
LifePath 2035 Portfolio expects to commence operations as soon as practicable after the date of this prospectus ("Prospectus"). Because LifePath 2035 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The 2035 Master Portfolio's investment manager is BlackRock Fund Advisors.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                        PORTFOLIO
                       MANAGER OF
                        THE 2035
                         MASTER
                        PORTFOLIO
NAME                      SINCE         TITLE
--------------       -------------      ---------------------------
 Dagmar Nikles       Inception          Director of BTC
 Leslie Gambon       Inception          Director of BTC
 Alan Mason          Inception          Managing Director of BTC

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
The Institutional Shares of LifePath 2035 Portfolio are limited to certain investors, including current institutional shareholders that meet certain requirements, certain retirement plans, participants in certain programs sponsored by BlackRock or its affiliates or financial intermediaries and certain employees and affiliates of BlackRock or its affiliates. The Institutional Shares of LifePath 2035 Portfolio's initial and subsequent investment minimums generally are as follows, although LifePath 2035 Portfolio may reduce or waive the minimums in some cases.

                         INSTITUTIONAL SHARES
                         -------------------------------------------------------------------------------
 MINIMUM INITIAL         $2 million for institutions and individuals.
 INVESTMENT
                         Institutional Shares are available to clients of registered investment advisors who have $250,000 invested in the LifePath 2035 Portfolio.
 MINIMUM ADDITIONAL      No subsequent minimum.
 INVESTMENT

Your order to purchase or sell shares must be received in proper form by the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) (or if regular trading on the NYSE closes early, at such closing time) on each day the NYSE is open.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2035 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2035 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of LifePath 2035 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of LifePath 2035 Portfolio through a broker-dealer or other financial intermediary, LifePath 2035 Portfolio and BlackRock
Investments, LLC, LifePath 2035 Portfolio's distributor, or its affiliates may pay the intermediary for the sale of LifePath 2035 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend LifePath 2035 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2045 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2045 PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
LifePath 2045 Portfolio, a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045. LifePath 2045 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH 2045 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of LifePath 2045 Portfolio. The expenses are deducted from LifePath 2045 Portfolio's assets, which means you pay them indirectly.
This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Institutional Shares that would be in addition to the fees and expenses shown here.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
---------------------------------------------------------------------------------
 Management Fees/(1)/                                                                   ____%
 Distribution (12b-1) Fees                                                              None
 Other Expenses/(2)/                                                                    ____%
  Administration Fees                                                                   ____%
  Independent Expenses/(3)/                                                             ____%
 Acquired Fund Fees and Expenses (Underlying Funds)/(4)/                                ____%
 Total Annual Class Operating Expenses/(1)(3)(4)(5)/                                    ____%
 Fee Waivers and/or Expense Reimbursements/(1)(3)/                                     (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ____%
 Reimbursements/(1)(3)(5)(6)/

-------
/(1)/ BlackRock Fund Advisors ("BFA") (formerly, Barclays Global Fund
      Advisors), the investment adviser to LifePath 2045 Master Portfolio (the "2045 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), has contractually agreed to waive its management fee at the 2045 Master Portfolio level in an amount equal to the management fees and administration fees, if any, charged to the funds in which the 2045 Master Portfolio invests through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without the consent of the Board of Trustees of MIP.

/(2)/ Other Expenses have been restated to reflect current fees.

/(3)/ "Independent Expenses" consist of those fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services in connection with LifePath 2045 Portfolio and the 2045 Master Portfolio that are allocable to the Institutional Shares of LifePath 2045 Portfolio. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly, Barclays Global Investors, N.A.) and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Institutional Shares of LifePath 2045 Portfolio and the 2045 Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effects to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without the consent of the Board of Trustees of MIP.

/(4)/ "Acquired Fund Fees and Expenses (Underlying Funds)" reflect LifePath
      2045 Portfolio's PRO RATA share of the fees and expenses incurred by investing in the underlying funds or certain other funds.

/(5)/ Total Annual Operating Expenses in the table above and the following example reflect the expenses of the Institutional Shares of LifePath 2045 Portfolio and the 2045 Master Portfolio and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2045 Master Portfolio invests.

/(6)/ LifePath 2045 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE

This Example is intended to help you compare the cost of investing in Institutional Shares of LifePath 2045 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in LifePath 2045 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2045 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS
          ------       -------
          $  ___       $  ___

PORTFOLIO TURNOVER

The 2045 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect LifePath 2045 Portfolio's performance.

PRINCIPAL INVESTMENT STRATEGIES OF LIFEPATH 2045 PORTFOLIO
--------------------------------------------------------------------------------
LifePath 2045 Portfolio invests all of its assets in the 2045 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2045 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. As of _____, 2010, LifePath 2045 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

PRINCIPAL RISKS OF INVESTING IN LIFEPATH 2045 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in LifePath
2045 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2045 Portfolio or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in LifePath 2045 Portfolio. An investment in LifePath 2045 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

..    ALLOCATION RISK - LifePath 2045 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining LifePath 2045 Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

..    CONCENTRATION RISK - LifePath 2045 Portfolio's strategy of concentrating its investments in securities of companies in a particular market, industry, group of industries, sector or asset class, country, region or group of countries means that its performance will be closely tied to the performance of a particular market segment. LifePath 2045 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on LifePath 2045 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of companies in other industries or the broader market as a whole.

..    DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk.
     Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of LifePath 2045 Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

..    DERIVATIVES RISK - LifePath 2045 Portfolio's use of derivatives may reduce
     LifePath 2045 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of LifePath 2045 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

..    EMERGING MARKETS RISK - Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

..    EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

..    FOREIGN SECURITIES RISK - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that LifePath 2045 Portfolio will lose money. These risks include:

          . LifePath 2045 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

          . Changes in foreign currency exchange rates can affect the value of LifePath 2045 Portfolio's portfolio.

          . The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

          . The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

          . Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

          . Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

..    INVESTMENT IN MUTUAL FUNDS AND EXCHANGE TRADED FUNDS RISK - LifePath 2045
     Portfolio will invest substantially all of its assets in underlying BlackRock funds, so LifePath 2045 Portfolio's investment performance is directly related to the performance of the Underlying Funds. LifePath 2045 Portfolio may also directly invest in exchange traded funds ("ETFs"). LifePath 2045 Portfolio's net asset value ("NAV") will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in LifePath 2045 Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

..    JUNK BONDS RISK - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for LifePath 2045 Portfolio.

..    MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which LifePath 2045 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

..    MORTGAGE- AND ASSET-BACKED SECURITIES RISK - Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

..    PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

..    REIT INVESTMENT RISK - Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

..    SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, LifePath 2045 Portfolio may lose money and there may be a delay in recovering the loaned securities. LifePath 2045 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for LifePath 2045 Portfolio.

..    U.S. GOVERNMENT OBLIGATION RISK - Certain securities in which LifePath 2045
     Portfolio may invest, including securities issued by certain U.S.
     Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

LifePath 2045 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
LifePath 2045 Portfolio expects to commence operations as soon as practicable after the date of this prospectus ("Prospectus"). Because LifePath 2045 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The 2045 Master Portfolio's investment manager is BlackRock Fund Advisors.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                        PORTFOLIO
                       MANAGER OF
                        THE 2045
                         MASTER
                        PORTFOLIO
NAME                      SINCE         TITLE
--------------       -------------      ---------------------------
 Dagmar Nikles       Inception          Director of BTC
 Leslie Gambon       Inception          Director of BTC
 Alan Mason          Inception          Managing Director of BTC

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
The Institutional Shares of LifePath 2045 Portfolio are limited to certain investors, including current institutional shareholders that meet certain requirements, certain retirement plans, participants in certain programs sponsored by BlackRock or its affiliates or financial intermediaries and certain employees and affiliates of BlackRock or its affiliates. The Institutional Shares of LifePath 2045 Portfolio's initial and subsequent investment minimums generally are as follows, although LifePath 2045 Portfolio may reduce or waive the minimums in some cases.

                        INSTITUTIONAL SHARES
                        -------------------------------------------------------------------------------
 MINIMUM INITIAL        $2 million for institutions and individuals.
 INVESTMENT
                        Institutional Shares are available to clients of registered investment advisors who have $250,000 invested in the LifePath 2045 Portfolio.
 MINIMUM ADDITIONAL     No subsequent minimum.
 INVESTMENT

Your order to purchase or sell shares must be received in proper form by the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) (or if regular trading on the NYSE closes early, at such closing time) on any day the NYSE is open.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2045 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2045 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of LifePath 2045 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of LifePath 2045 Portfolio through a broker-dealer or other financial intermediary, LifePath 2045 Portfolio and BlackRock
Investments, LLC, LifePath 2045 Portfolio's distributor, or its affiliates may pay the intermediary for the sale of LifePath 2045 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend LifePath 2045 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2055 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2055 PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
LifePath 2055 Portfolio, a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055. LifePath 2055 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF LIFEPATH 2055 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of LifePath 2055 Portfolio. The expenses are deducted from LifePath 2055 Portfolio's assets, which means you pay them indirectly.
This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Institutional Shares that would be in addition to the fees and expenses shown here.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
---------------------------------------------------------------------------------
 Management Fees/(1)/                                                                   ____%

 Distribution (12b-1) Fees                                                              None
 Other Expenses/(2)/                                                                    ____%
  Administration Fees                                                                   ____%
  Independent Expenses/(3)/                                                             ____%
 Acquired Fund Fees and Expenses (Underlying Funds)/(4)/                                ____%
 Total Annual Class Operating Expenses/(1)(3)(4)(5)/                                    ____%
 Fee Waivers and/or Expense Reimbursements/(1)(3)/                                     (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ____%
 Reimbursements/(1)(3)(5)(6)/

-------
/(1)/   BlackRock Fund Advisors ("BFA") (formerly, Barclays Global Fund
      Advisors), the investment adviser to LifePath 2055 Master Portfolio (the "2055 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), has contractually agreed to waive its management fee at the 2055 Master Portfolio level in an amount equal to the management fees and administration fees, if any, charged to the funds in which the 2055 Master Portfolio invests through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without the consent of the Board of Trustees of MIP.

/(2)/ Other Expenses have been restated to reflect current fees.

/(3)/ "Independent Expenses" consist of those fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services in connection with LifePath 2055 Portfolio and the 2055 Master Portfolio that are allocable to the Institutional Shares of LifePath 2055 Portfolio. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly, Barclays Global Investors, N.A.) and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Institutional Shares of LifePath 2055 Portfolio and the 2055 Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effects to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees of MIP.

/(4)/   "Acquired Fund Fees and Expenses (Underlying Funds)" reflect LifePath
      2055 Portfolio's PRO RATA share of the fees and expenses incurred by investing in the underlying funds or certain other funds.

/(5)/ Total Annual Operating Expenses in the table above and the following example reflect the expenses of the Institutional Shares of LifePath 2055 Portfolio and the 2055 Master Portfolio and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2055 Master Portfolio invests.

/(6)/ LifePath 2055 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE

This Example is intended to help you compare the cost of investing in Institutional Shares of LifePath 2055 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in LifePath 2055 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2055 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS
          ------       -------
          $  ___       $  ___

PORTFOLIO TURNOVER

The 2055 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect LifePath 2055 Portfolio's performance.

PRINCIPAL INVESTMENT STRATEGIES OF LIFEPATH 2055 PORTFOLIO
--------------------------------------------------------------------------------
LifePath 2055 Portfolio invests all of its assets in the 2055 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2055 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. As of _____, 2010, LifePath 2055 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

PRINCIPAL RISKS OF INVESTING IN LIFEPATH 2055 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in LifePath
2055 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2055 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2055 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in LifePath 2055 Portfolio.

..    ALLOCATION RISK - LifePath 2055 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining LifePath 2055 Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

..    CONCENTRATION RISK - LifePath 2055 Portfolio's strategy of concentrating its investments in securities of companies in a particular market, industry, group of industries, sector or asset class, country, region or group of countries means that its performance will be closely tied to the performance of a particular market segment. LifePath 2055 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on LifePath 2055 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of companies in other industries or the broader market as a whole.

..    DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk.
     Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of LifePath 2055 Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

..    DERIVATIVES RISK - LifePath 2055 Portfolio's use of derivatives may reduce
     LifePath 2055 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of LifePath 2055 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

..    EMERGING MARKETS RISK - Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

..    EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

..    FOREIGN SECURITIES RISK - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that LifePath 2055 Portfolio will lose money. These risks include:

          . LifePath 2055 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

          . Changes in foreign currency exchange rates can affect the value of LifePath 2055 Portfolio's portfolio.

          . The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

          . The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

          . Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

          . Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

..    INVESTMENT IN MUTUAL FUNDS AND EXCHANGE TRADED FUNDS RISK - LifePath 2055
     Portfolio will invest substantially all of its assets in underlying BlackRock funds, so LifePath 2055 Portfolio's investment performance is directly related to the performance of the Underlying Funds. LifePath 2055 Portfolio may also directly invest in exchange traded funds ("ETFs"). LifePath 2055 Portfolio's net asset value ("NAV") will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in LifePath 2055 Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

..    JUNK BONDS RISK - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for LifePath 2055 Portfolio.

..    MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which LifePath 2055 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

..    MORTGAGE- AND ASSET-BACKED SECURITIES RISK - Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

..    PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

..    REIT INVESTMENT RISK - Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

..    SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, LifePath 2055 Portfolio may lose money and there may be a delay in recovering the loaned securities. LifePath 2055 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for LifePath 2055 Portfolio.

..    U.S. GOVERNMENT OBLIGATION RISK - Certain securities in which LifePath 2055
     Portfolio may invest, including securities issued by certain U.S.
     Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

LifePath 2055 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
LifePath 2055 Portfolio expects to commence operations as soon as practicable after the date of this prospectus ("Prospectus"). Because LifePath 2055 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The 2055 Master Portfolio's investment manager is BlackRock Fund Advisors.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                        PORTFOLIO
                       MANAGER OF
                        THE 2055
                         MASTER
                        PORTFOLIO
NAME                      SINCE         TITLE
--------------       -------------      ---------------------------
 Dagmar Nikles       Inception          Director of BTC
 Leslie Gambon       Inception          Director of BTC
 Alan Mason          Inception          Managing Director of BTC

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
The Institutional Shares of LifePath 2055 Portfolio are limited to certain investors, including current institutional shareholders that meet certain requirements, certain retirement plans, participants in certain programs sponsored by BlackRock or its affiliates or financial intermediaries and certain employees and affiliates of BlackRock or its affiliates. The Institutional Shares of LifePath 2055 Portfolio's initial and subsequent investment minimums generally are as follows, although LifePath 2055 Portfolio may reduce or waive the minimums in some cases.

                         INSTITUTIONAL SHARES
                         --------------------------------------------------------------------------------
 MINIMUM INITIAL         $2 million for institutions and individuals.
 INVESTMENT
                         Institutional Shares are available to clients of registered investment advisors who have $250,000 invested in the LifePath 2055 Portfolio.
 MINIMUM ADDITIONAL      No subsequent minimum.
 INVESTMENT

Your order to purchase or sell shares must be received in proper form by the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) (or if regular trading on the NYSE closes early, at such closing time) on any day the NYSE is open.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2055 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2055 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of LifePath 2055 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of LifePath 2055 Portfolio through a broker-dealer or other financial intermediary, LifePath 2055 Portfolio and BlackRock
Investments, LLC, LifePath 2055 Portfolio's distributor, or its affiliates may pay the intermediary for the sale of LifePath 2055 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend LifePath 2055 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Details About the LifePath Portfolios
--------------------------------------------------------------------------------
INVESTMENT TIME HORIZONS
--------------------------------------------------------------------------------
Each LifePath Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors on average may be willing to accept given a particular investment time horizon. An investor's time horizon marks the point when the investor plans to start making net withdrawals from his or her investments, in other words, the time when they will cease making new contributions to their investments. For many LifePath Portfolio investors, their time horizon is tied to the date that they plan to retire and begin gradually utilizing their investment to support themselves in retirement. For other LifePath Portfolio investors, their time horizon may represent the date when they plan to make substantial withdrawals for another purpose, such as a major purchase.

As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns. Each LifePath Portfolio has its own time horizon, as described in its investment objective in each LifePath Portfolio's "Key Facts" section in this Prospectus, which affects the targeted risk level of that LifePath Portfolio and, in turn, its asset allocation.

Each LifePath Portfolio has a distinct investment objective tied to its time horizon:

   . LifePath 2025 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025.

   . LifePath 2035 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035.

   . LifePath 2045 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045.

   . LifePath 2055 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055.

You should carefully consider the asset allocation and risks of each LifePath Portfolio before deciding whether to invest.

The LifePath Portfolios are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to begin withdrawing assets. Asset allocation is the distribution of investments among broad types of asset classes: equity securities, bonds and money market instruments. Each LifePath Portfolio is a "feeder" fund that invests all of its assets in a corresponding "master" portfolio (each, a "Master Portfolio") of MIP, a mutual fund that has the same objective and strategies as the applicable LifePath Portfolio. LifePath 2025 Portfolio invests all of its assets in 2025 Master Portfolio. LifePath 2035 Portfolio invests all of its assets in 2035 Master Portfolio. LifePath 2045 Portfolio invests all of its assets in 2045 Master Portfolio. LifePath 2055 Portfolio invests all of its assets in 2055 Master Portfolio. To implement the asset allocation strategy, each Master Portfolio, in turn, invests in a combination of Underlying Funds in proportions based on its own comprehensive investment strategy that gradually becomes more conservative as the year in the LifePath Portfolio's name approaches. BFA is the investment adviser to the Master Portfolios. For simplicity's sake, all discussion of investment objective, strategies and risks of a particular LifePath Portfolio refers also to the investment objective, strategies and risks of the applicable Master Portfolio, unless otherwise indicated. A description of the relationship of the LifePath Portfolios to their respective Master Portfolios appears under the heading "Account Information - Master/Feeder and Fund of Funds Structures" in this Prospectus.

WHICH LIFEPATH PORTFOLIO TO CONSIDER

The first step in choosing which LifePath Portfolio to consider is answering a key question: When will you need the money you are thinking of investing? Will it be in ten years, when your kids are ready for college? Or 30 years, when you retire?

The number in the name of most of the LifePath Portfolios is actually a year - a "target year" when you might expect to begin withdrawing your money. Selecting the LifePath Portfolio that may be most appropriate for your investment may be as simple as matching your target year with the closest LifePath Portfolio target year.

For example, let's say that you are investing for retirement purposes, and that you expect to retire at age 60. If you are 45 years old, you have 15 years before retirement. By adding 15 to the current year, you can define your "target year."

If you expect to retire in the year 2025, as in this example, you may conclude that LifePath 2025 Portfolio is the most appropriate LifePath Portfolio for you.

The investment mix of the LifePath Portfolios gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the LifePath Portfolios increasingly conservative.

In making your investment decision, you should keep in mind:

^The LifePath Portfolios' investment strategies derive from the risk tolerance of average investors with a particular time horizon.

^The LifePath Portfolios' time horizons are based on the year in their name.

If you are willing to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns, you may invest some or all of your assets in a LifePath Portfolio with a longer time horizon. If you desire a more conservative investment and are willing to forego some potential returns, you may invest some or all of your assets in a LifePath Portfolio with a shorter time horizon. The final choice is yours.

A FURTHER DISCUSSION OF PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Each LifePath Portfolio invests all of its assets in a corresponding Master Portfolio which allocates and reallocates its assets among the Underlying
Funds. The Master Portfolios with longer time horizons invest a greater portion of their assets in Underlying Funds that invest in equity securities, which provide a greater opportunity for capital appreciation over the long-term but have a greater risk of loss. The Master Portfolios with shorter time horizons invest a greater portion of their assets in Underlying Funds that invest in bonds and money market instruments, which typically offer reduced risk and price volatility but forego some potential returns. Accordingly, under normal circumstances, the LifePath Portfolios with shorter time horizons have lower expected returns than the LifePath Portfolios with longer time horizons.

In addition to investing in Underlying Funds, each Master Portfolio may borrow, lend its portfolio securities to brokers, dealers and financial institutions, and invest the collateral in certain short-term instruments either directly or through one or more joint accounts or money market funds, as described in greater detail in the LifePath Portfolios' combined Statement of Additional Information ("SAI").

As each Master Portfolio approaches its designated time horizon, it systematically seeks to reduce the level of risk by allocating assets more conservatively among the Underlying Funds. This systematic shift toward more conservative investments is designed to reduce the risk of significant reductions in the value of an investment in a LifePath Portfolio as it approaches its time horizon.

In determining the allocation of assets to the Underlying Funds, BFA uses a proprietary investment model that analyzes securities market data, including risk, asset class correlations, and expected returns, to provide portfolio allocations among the asset classes represented by the Underlying Funds. The allocations are periodically monitored and rebalanced in an effort to maximize expected return for a given level of risk. In managing the LifePath Portfolios, BFA focuses on long-term targets and objectives. The progression over time of a LifePath Portfolio's asset allocation to more conservative asset classes is a relatively steady process resulting in only gradual changes to the asset allocation from quarter to quarter. The Underlying Funds invest in a mix of equity securities, bonds and money market instruments. Certain Underlying Funds invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivatives, which are subject to additional risks, as described in the "Details About the LifePath Portfolios - A Further Discussion of Risk Factors" section of this Prospectus. The investment model adjusts each LifePath Portfolio's risk level by gradually making it more conservative as the year in the LifePath Portfolio's name approaches.

When a LifePath Portfolio reaches its stated time horizon and enters its most conservative phase, the allocation of its assets is expected to be similar to that of LifePath Retirement Portfolio (which is offered in a separate prospectus). Such LifePath Portfolio and LifePath Retirement Portfolio may then continue to operate as separate funds or, subject to approval by the Trust's Board of Trustees, they may be merged into a single fund.

THE UNDERLYING FUNDS

Two of the Underlying Funds - Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio - are diversified portfolios of MIP. Active Stock Master Portfolio seeks to provide long-term appreciation of capital. BFA invests Active Stock Master Portfolio's assets using a proprietary quantitative model that is designed to select stocks based on an analysis of a wide range of company-specific factors. CoreAlpha Bond Master Portfolio seeks to provide a combination of income and capital growth. BFA invests CoreAlpha Bond Master Portfolio's assets pursuant to a systematic method that relies on proprietary quantitative models to allocate assets among various bond sectors by evaluating each sector's relative value and risk-adjusted return.

The remaining Underlying Funds, other than BlackRock Cash Funds: Institutional (the "Underlying Money Market Fund") are ETFs that are part of the iShares family of funds ("Underlying iShares Funds"). Each of the Underlying iShares Funds seeks investment results that correspond generally to the performance, before fees and expenses, of its underlying index. As a result, adverse performance of a particular security in an Underlying iShares Fund's portfolio will ordinarily not result in the elimination of the security from the Underlying iShares Fund's portfolio. Each Underlying iShares Fund offers and issues iShares at their NAV per share only to certain institutional investors in aggregations of a specified number of iShares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. The iShares for these Underlying iShares Funds are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges. BFA purchases iShares on behalf of the Master Portfolios in the secondary market.

The relative weightings for each Master Portfolio in the various Underlying Funds will vary over time, and BFA is not required to invest any Master Portfolio's assets in each of the Underlying Funds or in any particular percentage in any given Underlying Fund. BFA may add, eliminate or replace Underlying Funds at any time.

Each Master Portfolio currently expects to invest in some or all of the Underlying Funds described below:

ACTIVE STOCK MASTER PORTFOLIO

Active Stock Master Portfolio seeks to provide long-term appreciation of capital. Active Stock Master Portfolio invests, under normal circumstances, at least 80% of its assets in common stocks. Active Stock Master Portfolio invests primarily in equity securities of U.S. companies with market capitalizations similar to the range of market capitalizations represented in the Standard & Poor's ("S&P") 500 Index(R). BFA invests Active Stock Master Portfolio's assets using a proprietary quantitative model that is designed to select stocks based on an analysis of a wide range of company-specific factors, such as relative values based on earnings and cash flows; earnings quality as measured by the company's financial condition and earnings reports; sentiment as expressed through management and market participant behavior; and industry classification. BFA considers risk parameters in deciding upon Active Stock Master Portfolio's aggregate holdings, and factors trading costs into its stock selection process.

COREALPHA BOND MASTER PORTFOLIO

CoreAlpha Bond Master Portfolio seeks to provide a combination of income and capital growth. BFA invests CoreAlpha Bond Master Portfolio's assets pursuant to a systematic method that relies on proprietary quantitative models to allocate assets among various bond sectors by evaluating each sector's relative value and risk-adjusted return. BFA's models also allocate assets among bonds of different maturities based on yield characteristics and expectations. Specific investment selection decisions are made on the basis of evaluations of relative value, credit quality and other factors. CoreAlpha Bond Master Portfolio invests, under normal circumstances, at least 80% of its assets in bonds. For the purposes of this strategy, "bonds" include the following: obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; debt obligations of U.S. corporations; U.S. dollar-denominated debt obligations of foreign issuers; municipal securities; and asset-backed securities. CoreAlpha Bond Master Portfolio invests a substantial portion of its assets in U.S.-registered, dollar-denominated bonds. CoreAlpha Bond Master Portfolio may invest in bonds of any maturity or duration.

BLACKROCK CASH FUNDS: INSTITUTIONAL

BlackRock Cash Funds: Institutional seeks a high level of income consistent with liquidity and the preservation of capital. BlackRock Cash Funds:
Institutional invests in high-quality, short-term money market instruments that include fixed-rate, floating-rate and variable-rate debt securities. BlackRock Cash Funds: Institutional also may invest in high-quality, short-term U.S. and foreign government debt, including the debt of agencies and instrumentalities, such as the Federal National Mortgage Association ("Fannie Mae"), U.S. and foreign bank obligations, corporate obligations, repurchase agreements and asset-backed securities.

UNDERLYING ISHARES FUNDS

In managing each of the Underlying iShares Funds, BFA uses a representative sampling index strategy. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the applicable underlying index. Underlying iShares Funds that use representative sampling may or may not hold all of the securities in the relevant underlying index.

ISHARES S&P 500 INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Index(R), which measures the performance of the large-capitalization sector of the U.S. equity market. The component stocks are weighted according to the float-adjusted market value of their outstanding shares.

ISHARES S&P MIDCAP 400 INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400 IndexTM, which measures the performance of the mid-capitalization sector of the U.S. equity market. The stocks in the S&P MidCap 400 IndexTM have a market capitalization between $750 million and $3.3 billion (which may fluctuate depending on the overall level of the equity markets) as of _____, 2010 and are selected for liquidity and industry group representation. The S&P MidCap 400 IndexTM consists of stocks from a broad range of industries.

ISHARES S&P SMALLCAP 600 INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600 IndexTM, which measures the performance of the small-capitalization sector of the U.S. equity market. The stocks in the S&P SmallCap 600 IndexTM have a market capitalization between $200 million and $1 billion (which may fluctuate depending on the overall level of the equity markets) as of ____, 2010 and are selected for liquidity and industry group representation.

ISHARES S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P National AMT-Free Municipal Bond Index, which measures the performance of the investment-grade segment of the U.S. municipal bond market. As of March 31, 2010, there were ____ issues in the S&P National AMT-Free Municipal Bond Index.

ISHARES S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Sector IndexTM, which measures the performance of U.S.-traded stocks of natural resource-related companies in the U.S. and Canada, and includes companies in the following categories: producers of oil, gas and consumable fuels, energy equipment and services, metals and mining, manufacturers of paper and forest products, and producers of construction materials, containers and packaging.

ISHARES RUSSELL MIDCAP INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. The Russell Midcap Index is a float-adjusted, capitalization-weighted index of the 800 smallest issuers in the Russell 1000(R) Index.

ISHARES RUSSELL 2000 INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index, which measures the performance of the small capitalization sector of the U.S. equity market. The Russell 2000 Index is a float-adjusted, capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000(R) Index.

ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Major Index (the "Cohen & Steers Index"), which consists of selected U.S. REITs. The objective of the Cohen & Steers Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Cohen & Steers Index based on a rigorous review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion in the Cohen & Steers Index must meet minimum market capitalization and liquidity requirements. The Cohen & Steers Index is weighted according to the total market value of each REIT's outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the Cohen & Steers Index. Within the REIT market, the Cohen & Steers Index is diversified across property sectors that represent the current market.

ISHARES FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index, which measures the stock performance of companies engaged in the ownership and development of the following real estate markets defined as developed by FTSE EPRA/NAREIT: Canada, Europe (including Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom (including the Channel Islands)), Middle East (Israel) and Asia (including Australia, Hong Kong, Japan, New Zealand and Singapore). As of March 31, 2010, the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index was comprised of stocks of companies in the following markets: [Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Singapore, Spain, Sweden, Switzerland and the United Kingdom.]

ISHARES MSCI CANADA INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Canada Index developed by MSCI Inc. ("MSCI"). The MSCI Canada Index consists of stocks traded primarily on the Toronto Stock Exchange.

ISHARES MSCI EAFE INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE(R) Index, which has been developed by MSCI as an equity benchmark for its international stock performance. The MSCI EAFE Index includes stocks from Europe, Australasia and the Far East.

ISHARES MSCI EAFE SMALL CAP INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Small Cap Index, which represents the small cap size segment of the MSCI EAFE Index. The MSCI EAFE(R) Index includes securities from Europe, Australasia and the Far East. Under MSCI's Global Investable Market Index methodology, the small cap universe consists of the securities of those companies whose securities are not included in the large cap or mid cap segments of a particular market, which together comprise approximately 85% of each market's free float-adjusted market capitalization. The small cap segment covers the 85%-99% range of each market's free float-adjusted market capitalization.

ISHARES MSCI EMERGING MARKETS INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index, which is designed to measure equity market performance in the global emerging markets. [As of March 31, 2010, the MSCI Emerging Markets Index consisted of the following 22 emerging market country indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey.] Emerging market country indexes may be added to or deleted from the MSCI Emerging Markets Index from time to time. The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest up to 10% of its assets in shares of other iShares funds that invest in securities in the MSCI Emerging Markets Index. BFA waives a portion of its advisory fees otherwise due from the iShares MSCI Emerging Markets Index Fund in an amount equal to the portfolio management fees incurred by assets that are invested in shares of other iShares funds.

ISHARES BARCLAYS 1-3 YEAR CREDIT BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 1-3 Year Credit Bond Index, which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than three years.

ISHARES BARCLAYS 1-3 YEAR TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 1-3 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years.

ISHARES BARCLAYS 3-7 YEAR TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 3-7 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years.

ISHARES BARCLAYS 7-10 YEAR TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 7-10 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years.

ISHARES BARCLAYS 10-20 YEAR TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 10-20 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than 20 years.

ISHARES BARCLAYS 20+ YEAR TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 20+ Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 years or more.

ISHARES BARCLAYS AGGREGATE BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Aggregate Bond Index, which measures the performance of the total U.S. investment-grade bond market, which includes investment-grade U.S. Treasury bonds, government-related bonds, investment-grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The securities in the Index have $250 million or more of outstanding face value and have at least one year remaining to maturity. In addition, the securities must be U.S. dollar-denominated, fixed-rate and non-convertible. Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds are excluded from the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

ISHARES BARCLAYS CREDIT BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Credit Bond Index, which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year.

ISHARES BARCLAYS GOVERNMENT/CREDIT BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Government/Credit Bond Index, which measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (I.E., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to one year.

ISHARES BARCLAYS INTERMEDIATE CREDIT BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Credit Bond Index, which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than ten years.

ISHARES BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Government/

Credit Bond Index, which measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (I.E., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to one year and less than ten years.

ISHARES BARCLAYS MBS BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. MBS Index, which measures the performance of investment-grade mortgage-backed pass-through securities issued by the Government National Mortgage Association, Fannie Mae and the Federal Home Loan Mortgage Corporation.

ISHARES BARCLAYS SHORT TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Short Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months.

ISHARES BARCLAYS TIPS BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as "TIPS."

ISHARES JPMORGAN USD EMERGING MARKETS BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan EMBI Global Core Index, which is a broad, diverse U.S. dollar-denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries.

ISHARES IBOXX $ HIGH YIELD CORPORATE BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx(R) $ Liquid High Yield Index, which is a rules-based index consisting of liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the International Index Company Limited ("IIC"). The iBoxx(R) $ Liquid High
Yield Index is designed to provide a broad representation of the U.S. dollar-denominated high yield liquid corporate bond market. The iBoxx(R)
$ Liquid High Yield Index is a modified market value weighted index. There is no limit to the number of issues in the iBoxx(R) $ Liquid High Yield
Index, but as of March 31, 2010, the iBoxx(R) $ Liquid High Yield Index included approximately ___ constituents. [Certain methodology changes took effect at the iBoxx(R) $ Liquid High Yield Index's June 30, 2009 rebalancing, and weighting adjustments are expected to be completed over a six-month period.]

The following table lists the Underlying Funds and the asset allocation for each Master Portfolio as of the commencement of operations. BFA allocates each Master Portfolio's assets among the Underlying Funds based on the Master Portfolio's investment objective and policies. The asset allocation for each Master Portfolio will vary over time, and BFA is not required to invest any Master Portfolio's assets in each of the Underlying Funds or in any particular percentage in any given Underlying Fund. BFA may add, eliminate or replace Underlying Funds at any time:

                               UNDERLYING FUNDS
                     (as of the commencement of operations)

                                                           LIFEPATH        LIFEPATH        LIFEPATH       LIFEPATH
                                                             2025            2035            2045           2055
                                                          PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                          ---------       ---------       ---------      ---------
 CAPITAL GROWTH
 Master Investment Portfolio-Active Stock Master               ____%           ____%           ____%          ____%
 Portfolio
 iShares S&P MidCap 400 Index Fund                             ____%           ____%           ____%          ____%
 iShares S&P SmallCap 600 Index Fund                           ____%           ____%           ____%          ____%
 iShares MSCI EAFE Index Fund                                  ____%           ____%           ____%          ____%
 iShares Cohen & Steers Realty Majors Index Fund               ____%           ____%           ____%          ____%
 iShares FTSE EPRA/NAREIT Developed Real Estate                ____%           ____%           ____%          ____%
 ex-U.S. Index Fund
 iShares MSCI Emerging Markets Index Fund                      ____%           ____%           ____%          ____%
 iShares MSCI Canada Index Fund                                ____%           ____%           ____%          ____%
 iShares MSCI EAFE Small Cap Index Fund                        ____%           ____%           ____%          ____%
 CAPITAL GROWTH AND INCOME
 Master Investment Portfolio-CoreAlpha Bond Master             ____%           ____%           ____%          ____%
 Portfolio
 iShares Barclays TIPS Bond Fund                               ____%           ____%           ____%          ____%
 INCOME
 BlackRock Cash Funds: Institutional - SL Agency               ____%           ____%           ____%          ____%
 Shares

-------
Note: The allocation percentages may not add to, or may appear to exceed, 100% due to rounding.

"Standard & Poor's(R)," "S&P(R)," "S&P 500 Index(R)," "S&P
MidCap 400 IndexTM," "S&P SmallCap 600 IndexTM," "S&P National AMT-Free Municipal Bond IndexTM," and "S&P North American Natural Resources Sector IndexTM" are trademarks of Standard & Poor's Financial Services LLC (a subsidiary of The McGraw-Hill Companies) ("S&P") licensed for use for certain purposes by BTC. The iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and iShares S&P North American Natural Resources Sector Index Fund that are based on S&P Indexes are not sponsored, endorsed, sold or promoted by S&P or its affiliates, and S&P and its affiliates make no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"International Index Company Limited" and "iBoxx(R) $ Liquid High Yield
Index" are trademarks of IIC licensed for use for certain purposes by BTC. The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC, and IIC makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"FTSE," "EPRA," "NAREIT" and "FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index" are marks that have been licensed for use for certain purposes by BTC. The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE, the London Stock Exchange plc, Euronext N.V., the Financial Times Limited, EPRA or NAREIT (together the "FTSE Licensor Parties"), and the FTSE Licensor Parties make no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"JPMorgan" and "JPMorgan EMBI Global Core Index" are trademarks of JPMorgan Chase & Co.(Copyright) ("JPMorgan") licensed for use for certain purposes by BTC. The iShares JPMorgan USD Emerging Markets Bond Fund is not sponsored, endorsed, sold or promoted by JPMorgan, and JPMorgan makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"Cohen & Steers" and "Cohen & Steers Realty Majors Index" are trademarks of Cohen & Steers Capital Management, Inc. ("Cohen & Steers") licensed for use for certain purposes by BTC. The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers, and Cohen & Steers makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"Barclays Capital Inc.," "Barclays Capital U.S. 1-3 Year Credit Bond Index," "Barclays Capital U.S. 1-3 Year Treasury Bond Index," "Barclays Capital U.S. 3-7 Year Treasury Bond Index," "Barclays Capital U.S. 7-10 Year Treasury Bond Index," "Barclays Capital U.S. 10-20 Year Treasury Bond Index," "Barclays Capital U.S. 20+ Year Treasury Bond Index," "Barclays Capital U.S. Aggregate Bond Index," "Barclays Capital U.S. Credit Bond Index," "Barclays Capital U.S. Government/Credit Bond Index," "Barclays Capital U.S. Intermediate Credit Bond Index," "Barclays Capital U.S. Intermediate Government/Credit Bond Index," "Barclays Capital U.S. MBS Index," "Barclays Capital U.S. Short Treasury Bond Index," and the "Barclays Capital U.S. Treasury Inflation Protected Securities
(TIPS) Index (Series-L)" (collectively referred to as the "iShares Bond Fund Indexes") are trademarks of Barclays Bank PLC licensed for use for certain purposes by BTC. The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund are not sponsored, endorsed, sold or promoted by Barclays Capital Inc. ("Barclays Capital"), and Barclays Capital makes no representation or warranty, express or implied, regarding the advisability of investing in iShares. The iShares Bond Fund Indexes are maintained by Barclays Capital. Neither BTC nor BFA has or will have a role in maintaining the iShares Bond Fund Indexes.

"MSCI Canada Index/SM/," "MSCI EAFE(R) Index" and "MSCI Emerging Markets Index/SM/" are servicemarks and "MSCI EAFE Small Cap Index" is a trademark of MSCI, and such marks have been licensed for use for certain purposes by BTC. The iShares MSCI Canada Index Fund, iShares MSCI

EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI, and neither MSCI nor any other party makes any representation or warranty, express or implied, regarding the advisability of investing in iShares.

A FURTHER DISCUSSION OF RISK FACTORS
--------------------------------------------------------------------------------
This section contains a description of the general risks of investing in the LifePath Portfolios. "Description of the LifePath Portfolios and their Investments and Risks" in the SAI also includes more information about the LifePath Portfolios, their investments and the related risks. There can be no guarantee that a LifePath Portfolio will meet its objective or that a LifePath Portfolio's performance will be positive for any period of time. An investment in a LifePath Portfolio is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency.

GENERAL

The NAV of each LifePath Portfolio's shares is neither insured nor guaranteed, is not fixed and will fluctuate.

GENERAL RISKS APPLICABLE TO THE LIFEPATH PORTFOLIOS

ALLOCATION RISK - The LifePath Portfolios' ability to achieve their investment goals depends upon BFA's skill in determining the LifePath Portfolios' strategic asset class allocation and in selecting the best mix of Underlying Funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the Underlying Funds will achieve their investment objectives, and the Underlying Funds' performance may be lower than the performance of the asset class which they were selected to represent. The Underlying Funds may change their investment objectives or policies without the approval of the LifePath Portfolios. If an Underlying Fund were to change its investment objective or policies, the LifePath Portfolios might be forced to withdraw their investment from the Underlying Fund at a disadvantageous time and price.

CONCENTRATION RISK - The LifePath Portfolios' strategy of concentrating its investments in securities of companies in a particular market, industry, group of industries, sector or asset class, country, region or group of countries means that their performance will be closely tied to the performance of a particular market segment. The LifePath Portfolios' concentration in these companies may present more risks than if they were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath Portfolios than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of companies in other industries or the broader market as a whole.

DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolios' investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

DERIVATIVE SECURITIES RISK - The LifePath Portfolios' use of derivatives may reduce the LifePath Portfolios' returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolios' use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolios to sell or otherwise close a derivatives position could expose the LifePath Portfolios to losses and could make derivatives more difficult for the LifePath Portfolios to value accurately. The LifePath Portfolios could also suffer losses related to their derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BFA may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the LifePath Portfolios' derivatives positions to lose value. When a derivative is used as a hedge against a position that the LifePath Portfolios hold, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the LifePath Portfolios' hedging transactions will be effective. The income from certain derivatives may be subject to U.S. federal income tax.

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


EMERGING MARKETS RISK - The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the LifePath Portfolio could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the LifePath Portfolio's investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

EQUITY SECURITIES RISK - Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the LifePath Portfolios could decline if the financial condition of the companies the LifePath Portfolios invest in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

FOREIGN SECURITIES RISK - Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. In particular, the LifePath Portfolio is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the LifePath Portfolio to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

CERTAIN RISKS OF HOLDING FUND ASSETS OUTSIDE THE UNITED STATES - The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the LifePath Portfolio's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the LifePath Portfolio to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the LifePath Portfolio can earn on its investments and typically results in a higher operating expense ratio for the LifePath Portfolio than for investment companies invested only in the United States.

CURRENCY RISK - Securities and other instruments in which the LifePath Portfolio invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the LifePath Portfolio.

Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as "currency risk," means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

FOREIGN ECONOMY RISK - The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair the LifePath Portfolio's ability to purchase or sell foreign securities or transfer the LifePath Portfolio's assets or income back into the United States, or otherwise adversely affect the LifePath Portfolio's operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the LifePath Portfolio's investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the LifePath Portfolio's investments.

GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS - Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company's securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the LifePath Portfolio to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for LifePath Portfolio management to completely and accurately determine a company's financial condition.

SETTLEMENT RISK - Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the LifePath Portfolio to carry out transactions. If the LifePath Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the LifePath Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party; the LifePath Portfolio could be liable for any losses incurred.

INVESTMENTS IN MUTUAL FUNDS AND ETFS RISK - Each LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolios may also directly invest in ETFs. The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolios will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs. For example, the LifePath Portfolios indirectly pay a portion of the expenses (including operating expenses and management fees) incurred by the Underlying Funds and ETFs.

One Underlying Fund may buy the same securities that another Underlying Fund sells. In addition, a LifePath Portfolio may buy the same securities that an Underlying Fund sells, or vice-versa. If this happens, an investor in the LifePath Portfolio would indirectly bear the costs of these transactions without accomplishing the intended investment purpose. Also, an investor in a LifePath Portfolio may receive taxable gains from portfolio transactions by an Underlying Fund, as well as taxable gains from transactions in shares of the Underlying Fund by the LifePath Portfolio. Certain of the Underlying Funds may hold common portfolio securities, thereby reducing the diversification benefits of the LifePath Portfolios.

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


In order to minimize expenses, the LifePath Portfolios intend to invest in the class of shares of each Underlying Fund with the lowest shareholder fees and net fund operating expenses. As the Underlying Funds or the LifePath Portfolios' allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the LifePath Portfolios may increase or decrease.

Underlying iShares Funds are subject to additional risks due to their shares being listed and traded on securities exchanges. There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged. An ETF may trade at, above or below its NAV. The NAV of an ETF will fluctuate with changes in the market value of its holdings. The trading price of an ETF will generally fluctuate in accordance with changes in its NAV, as well as market supply and demand.

JUNK BONDS RISKS - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolios. The major risks of junk bond investments include:

..    Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

..    Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer's industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.

..    Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

..    Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the LifePath Portfolios before it matures. If the issuer redeems junk bonds, the LifePath Portfolios may have to invest the proceeds in bonds with lower yields and may lose income.

..    Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the LifePath Portfolios' securities than is the case with securities trading in a more liquid market.

..    The LifePath Portfolios may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

..    The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath Portfolios invest will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

MORTGAGE- AND ASSET-BACKED SECURITIES RISK - Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, mortgage- and asset-backed backed securities are subject to "prepayment risk" and "extension risk." Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the LifePath Portfolios may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. Asset-backed securities and commercial mortgage-backed securities ("CMBS") generally experience less prepayment than residential mortgage-backed securities.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The LifePath Portfolios' investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The LifePath Portfolios' investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations ("CMOs"). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only (POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as "mortgage derivatives" and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the LifePath Portfolios invest in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by BFA, it is possible that the LifePath Portfolios could lose all or substantially all of their investment.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the LifePath Portfolios' mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the LifePath Portfolios may invest may also provide a degree of investment leverage, which could cause the LifePath Portfolios to lose all or substantially all of their investment.

PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for the Underlying iShares Funds, those Underlying iShares Funds may hold stocks in companies that present risks that an investment adviser researching individual stocks might seek to avoid.

REIT INVESTMENT RISK - In addition to the risks facing real estate-related securities, such as a decline in property values due to increasing vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolios may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolios could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolios.

U.S. GOVERNMENT OBLIGATIONS RISK - Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. government are backed by the full faith and credit of the United States (E.G., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (E.G., the Federal Home Loan Banks); and others are supported by the discretionary authority of the U.S. government to purchase an agency's obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

FOR A DESCRIPTION OF THE LIFEPATH PORTFOLIOS' POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THEIR MASTER PORTFOLIOS' PORTFOLIO HOLDINGS, AND A FURTHER DISCUSSION OF THE LIFEPATH PORTFOLIOS' INVESTMENTS AND RISKS, PLEASE REFER TO THE LIFEPATH PORTFOLIOS' SAI.

Account Information
--------------------------------------------------------------------------------
DETAILS ABOUT INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
MINIMUM INVESTMENT

Institutional Shares of the LifePath Portfolios are limited to certain investors, including current institutional shareholders that meet certain requirements, certain retirement plans, participants in certain programs sponsored by BlackRock or its affiliates or financial intermediaries and certain employees and affiliates of BlackRock or its affiliates. The Institutional Shares of the LifePath Portfolio's initial and subsequent investment minimums generally are as follows, although Institutional Shares of the LifePath Portfolios may reduce or waive the minimums in some cases:

                         INSTITUTIONAL SHARES
                         -------------------------------------------------------------------------------
 MINIMUM INITIAL         $2 million for institutions and individuals.
 INVESTMENT
                         Institutional Shares are available to clients of registered investment advisors who have $250,000 invested in the LifePath Portfolios.
 MINIMUM ADDITIONAL      No subsequent minimum.
 INVESTMENT

INSTITUTIONAL SHARES

Institutional Shares are not subject to any sales charge. Only certain investors are eligible to buy Institutional Shares. Your financial professional or other financial intermediary can help you determine whether you are eligible to buy Institutional Shares. A LifePath Portfolio may permit a lower initial investment for certain investors if their purchase, combined with purchases by other investors received together by the LifePath Portfolios, meets the minimum investment requirement.

Eligible institutional investors include the following:

   . Investors who currently own Institutional Shares of a LifePath Portfolio may make additional purchases of Institutional Shares of that LifePath Portfolio except for investors holding shares through certain omnibus accounts at financial intermediaries that are omnibus with the LifePath Portfolio and do not meet the applicable investment minimums

   . Institutional and individual retail investors with a minimum investment of $2 million who purchase through certain broker-dealers or directly from a LifePath Portfolio

     . Certain qualified retirement plans

     . Investors in selected fee based programs

     . Clients of registered investment advisers who have $250,000 invested in a LifePath Portfolio

   . Trust department clients of PNC Bank and Merrill Lynch Bank & Trust
     Company, FSB and their affiliates for whom they (i) act in a fiduciary capacity (excluding participant directed employee benefit plans); (ii) otherwise have investment discretion; or (iii) act as custodian for at least $2 million in assets

     . Unaffiliated banks, thrifts or trust companies that have agreements with the Distributor

   . Holders of certain Merrill Lynch sponsored unit investment trusts
     ("UITs") who reinvest dividends received from such UITs in shares of a LifePath Portfolio

   . Employees, officers and directors/trustees of BlackRock, Inc., BlackRock
     Funds, The PNC Financial Services Group, Inc., Merrill Lynch & Co., Inc. or their respective affiliates

LETTER OF INTENT

An investor may qualify for a reduced front-end sales charge immediately by signing a "Letter of Intent" stating the investor's intention to buy a specified amount of Investor A Shares, Investor C Shares or Institutional Shares in one or more BlackRock Funds within the next 13 months that would, if bought all at once, qualify the investor for a reduced sales charge. The initial investment must meet the minimum initial purchase requirement. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the LifePath Portfolios, and the investor must tell the LifePath Portfolios that later purchases are subject to the Letter of Intent. Purchases submitted prior to the date the Letter of Intent is received by the LifePath Portfolios are not counted toward the sales charge reduction. During the term of the Letter of Intent, the LifePath Portfolios will hold Investor A Shares representing up to 5% of the indicated amount in an escrow account for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. If the full amount indicated is not purchased within the 13-month period, and the investor does not pay the higher sales load within 20 days, the LifePath Portfolios will redeem enough of Investor A Shares held in escrow to pay the difference.

RIGHT OF ACCUMULATION

Investors have a "right of accumulation" under which the current value of an investor's existing Investor A, Investor C and Institutional Shares in most BlackRock Funds and the investment in the BlackRock CollegeAdvantage 529 program by the investor or by or on behalf of the investor's spouse and minor children may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge. Financial intermediaries may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same financial intermediary will be treated similarly. In order to use this right, the investor must alert BlackRock to the existence of any previously purchased shares.

HOW TO BUY, SELL, EXCHANGE AND TRANSFER SHARES
--------------------------------------------------------------------------------
The chart on the following pages summarizes how to buy, sell, exchange and transfer shares through your financial professional or other financial intermediary. You may also buy, sell, exchange and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling, transferring or exchanging shares through BlackRock, call
(800) 441-7762. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

Each LifePath Portfolio may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the LifePath Portfolio at any time for any reason.

In addition, the LifePath Portfolios may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.

HOW TO BUY SHARES

           YOUR CHOICES              IMPORTANT INFORMATION FOR YOU TO KNOW

INITIAL    First, select the         The LifePath Portfolios offer other classes of shares (Investor A Shares, Investor C Shares,
PURCHASE   share class appropriate   Class K Shares and Class R Shares) with different features and expense levels, which you
           for you                   may be eligible to buy. Please see the LifePath Portfolios Investor A Shares, Investor C
                                     Shares, Class K Shares and Class R Shares prospectuses for more information.

                                     When you place your initial order, you must indicate which share class you select (if you do not specify a class and do not qualify to purchase Institutional Shares, you will receive
                                     Investor A Shares).

                                     Certain factors, such as the amount of your investment, your time frame for investing, and your financial goals, may affect which share class you choose. Your financial representative can help you determine which share class is appropriate for you.

           Next, determine           Refer to the minimum initial investment in the "Account Information - Details About
           the amount of             Institutional Shares" in this Prospectus.
           your investment
                                     See "Account Information - Details About Institutional Shares" for information on lower initial investment requirements for certain LifePath Portfolio investors if their purchase, combined with purchases by other investors received together by a LifePath Portfolio, meets the minimum investment requirement.

HOW TO BUY SHARES
           YOUR CHOICES
           Have your                 The price of your shares is based on the next calculation of a LifePath Portfolio's NAV after
           financial                 your order is placed. Any purchase orders placed prior to the close of business on the
           intermediary              NYSE (generally 4:00 p.m. Eastern time) will be priced at the NAV determined that day.
           submit your               Certain financial intermediaries, however, may require submission of orders prior to that
           purchase order            time.

                                     Purchase orders placed after that time will be priced at the NAV determined on the next business day. The LifePath Portfolios may reject any order to buy shares and may suspend the sale of shares at any time. Financial intermediaries may charge a processing fee to confirm a purchase.

           Or contact                To purchase shares directly with BlackRock, call (800) 441-7762 and request a new
           BlackRock (for            account application. Mail the completed application along with a check payable to
           accounts held             "BlackRock Funds" to PNC Global Investment Servicing (U.S.) Inc. (the "Transfer Agent") at
           directly with             the address on the application.
           BlackRock)


ADD        Have your                 To purchase additional shares you may contact your financial professional or financial
TO         financial                 intermediary. For more details on purchasing by Internet see below.
YOUR       professional
INVESTMENT or financial              PURCHASE BY TELEPHONE: Call (800) 441-7762 and speak with one of our representatives.
           intermediary              The LifePath Portfolios have the right to reject any telephone request for any reason.
           submit your
           purchase order
           for additional shares     PURCHASE IN WRITING: You may send a written request to BlackRock at the address on the back cover of this Prospectus.

                                     PURCHASE BY VRU: Institutional Shares may also be purchased by use of the LifePath
                                     Portfolio's automated voice response unit service ("VRU") at (800) 441-7762.

           Or contact                PURCHASE BY INTERNET: You may purchase your shares, and view activities in your account,
           BlackRock                 by logging onto the BlackRock website at www.blackrock.com/funds. Purchases made on
           (for accounts held        the Internet using the Automated Clearing House Network ("ACH") will have a trade date
           directly with             that is the day after the purchase is made. Certain institutional clients' purchase orders for
           BlackRock)                Institutional Shares placed by wire prior to the close of business on the NYSE will be placed at the NAV determined that day. Contact your financial intermediary or BlackRock for further information. Each LifePath Portfolio limits Internet purchases in shares of the
                                     LifePath Portfolio to $25,000 per trade. Different maximums may apply to certain institutional investors. Please read the On-Line Services Disclosure Statement and User
                                     Agreement, the Terms and Conditions page and the Consent to Electronic Delivery
                                     Agreement (if you consent to electronic delivery), before attempting to transact online.


                                     The LifePath Portfolios employ reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User Agreement with a LifePath Portfolio in order to open an account through the website, the shareholder waives any right to reclaim any losses from a LifePath Portfolio or any of its affiliates, incurred through fraudulent activity.

           Acquire additional        All dividends and capital gains distributions are automatically reinvested without a sales
           shares by                 charge. To make any changes to your dividend and/or capital gains distributions options,
           reinvesting               please call (800) 441-7762, or contact your financial professional (if your account is not
           dividends and             held directly with BlackRock).
           capital gains


           Participate               BlackRock's AIP allows you to invest a specific amount on a periodic basis from your
           in the Automatic          checking or savings account into your investment account. Refer to the "Account Services
           Investment Plan           and Privileges" section of this Prospectus for additional information.
            ("AIP")


HOW        Making payment            Payment for an order must be made in Federal funds or other immediately available funds
TO         for                       by the time specified by your financial professional or other financial intermediary, but in
PAY        purchases                 no event later than 4:00 p.m. (Eastern time) on the first business day following
FOR                                  BlackRock's receipt of the order. If payment is not received by this time, the order will be
SHARES                               canceled and you and your financial professional or other financial intermediary will be responsible for any loss to the LifePath Portfolios.


                                     For shares purchased directly from the LifePath Portfolio, a check payable to BlackRock
                                     Funds which bears the name of the LifePath Portfolio you are purchasing must accompany a completed purchase application. There is a $20 fee for each purchase check that is returned due to insufficient funds.


                                     The LifePath Portfolios do not accept third-party checks. You may also wire Federal funds to a LifePath Portfolio to purchase shares, but you must call (800) 441-7762 before doing so to confirm the wiring instructions.

HOW TO SELL SHARES
           YOUR CHOICES              IMPORTANT INFORMATION FOR YOU TO KNOW
FULL       Have your                 You can make redemption requests through your financial professional. Shareholders
OR         financial                 should indicate that they are redeeming Institutional Shares. The price of your shares is
PARTIAL    intermediary              based on the next calculation of a LifePath Portfolio's NAV after your order is placed. For
REDEMPTION submit your               your redemption request to be priced at the NAV on the day of your request, you must
OF         sales order               submit your request to your financial intermediary prior to that day's close of business on
SHARES                               the NYSE (generally 4:00 p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the NAV at the close of business on the next business day.

                                     Financial intermediaries may charge a fee to process a redemption of shares. Shareholders should indicate which class of shares they are redeeming.

                                     The LifePath Portfolios may reject an order to sell shares under certain circumstances.

           Selling                   METHODS OF REDEEMING:
           shares held
           directly                  REDEEM BY TELEPHONE: For Institutional Shares, certain redemption requests may require
           with                      written instructions with a medallion signature guarantee. Call (800) 441-7762 for details.
           BlackRock

                                     You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.

                                     The LifePath Portfolios, their administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The LifePath
                                     Portfolios and their service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The LifePath Portfolio may refuse a telephone redemption request if it believes it is advisable to do so.

                                     During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find below alternative redemption methods.

                                     REDEEM BY VRU: Institutional Shares may also be redeemed by use of the LifePath
                                     Portfolios' automated VRU. Payment for Institutional Shares redeemed by VRU may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire.

                                     REDEEM BY INTERNET: You may redeem in your account by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from Internet redemptions may be sent via check, ACH or wire to the bank account of record. Different maximums may apply to investors in Institutional Shares.

                                     REDEEM IN WRITING: You may sell shares held at BlackRock by writing to BlackRock, P.O.
                                     Box 9819, Providence, RI 02940-8019 or for overnight delivery, 101 Sabin Street,
                                     Pawtucket, RI 02860-1427. All shareholders on the account must sign the letter. A medallion signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter.
                                     Proceeds from redemptions may be sent via check, ACH or wire to the bank account of record.

                                     PAYMENT OF REDEMPTION PROCEEDS: Redemption proceeds may be paid by check or, if a
                                     LifePath Portfolio has verified banking information on file, through ACH or by wire transfer.

                                     PAYMENT BY CHECK: BlackRock will normally mail redemption proceeds within seven days following receipt of a properly completed request. Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail. You are responsible for any additional charges imposed by your bank for this service.

HOW TO SELL SHARES

YOUR CHOICES                         IMPORTANT INFORMATION FOR YOU TO KNOW
                                     PAYMENT BY WIRE TRANSFER: Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the
                                     LifePath Portfolios' custodian is also open for business. Payment for redemption Orders received after 4:00 p.m. (Eastern time) or on a day when the LifePath Portfolios' custodian is closed is normally wired in Federal funds on the next business day following redemption on which the LifePath Portfolio's custodian is open for business. The LifePath Portfolios reserve the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the LifePath Portfolio, an earlier payment could adversely affect a LifePath Portfolio.

                                     If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account.
                                     Shareholders will pay $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service. No charge for wiring redemption payments with respect to Institutional Shares is imposed by the
                                     LifePath Portfolios.

                                     The LifePath Portfolios are not responsible for the efficiency of the Federal wire system or the shareholder's firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the LifePath Portfolio at the address on the back cover of this Prospectus.

                                     PAYMENT BY ACH: Redemption proceeds may be sent to the shareholder's bank account
                                     (checking or savings) via ACH. Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally sent to the redeeming shareholder the next business day, with receipt at the receiving bank within the next two business days (48-72 hours); provided that the LifePath Portfolios' custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the LifePath Portfolios' custodian is closed is normally sent on the next business day following redemption on which the LifePath Portfolios' custodian is open for business.

                                     The LifePath Portfolios reserve the right to send redemption proceeds within seven days after receiving a redemption order if, in the judgment of a LifePath Portfolio, an earlier payment could adversely affect the LifePath Portfolio. No charge for sending redemption payments via ACH is imposed by the LifePath Portfolio. The LifePath Portfolios reserve the right to send redemption proceeds within seven days after receiving a redemption order if, in the judgment of a LifePath Portfolio, an earlier payment could adversely affect the
                                     LifePath Portfolio. No charge for sending redemption payments via ACH is imposed by the
                                     LifePath Portfolios. If you make a redemption request before a LifePath Portfolio has collected payment for the purchase of shares, the LifePath Portfolio may delay mailing your proceeds. This delay will usually not exceed ten days.

                                                                                 * * *

                                     If you make a redemption request before the LifePath Portfolio has collected payment for the purchase of shares, the LifePath Portfolio may delay mailing your proceeds. This delay will usually not exceed ten days.

SHAREHOLDER SERVICING PAYMENTS
--------------------------------------------------------------------------------
The LifePath Portfolios have adopted a shareholder servicing plan (the "Plan") that allows each LifePath Portfolio to pay shareholder servicing fees for certain services provided to its shareholders.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate brokers, dealers, financial institutions and industry professionals (such as BlackRock, The PNC Financial Services Group, Inc. ("PNC"), Merrill Lynch & Co, Inc. ("Merrill Lynch"), Bank of America Corporation ("BAC"), Barclays Bank PLC and their respective affiliates) (each, a "Financial Intermediary") for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a LifePath Portfolio's shares. Because the fees paid by a LifePath Portfolio under the Plan are paid out of the LifePath Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment in the LifePath Portfolios and may cost you more than paying other types of sales charges.

In addition to, rather than in lieu of, shareholder servicing fees that a LifePath Portfolio may pay to a Financial Intermediary pursuant to the Plan and fees a LifePath Portfolio pays to the Transfer Agent, BFA, on behalf of a LifePath Portfolio, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the LifePath Portfolio will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of LifePath Portfolio shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

From time to time, BFA or its affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. BFA or its affiliates may compensate affiliated and unaffiliated Financial Intermediaries for these other services to the LifePath Portfolios and shareholders. These payments would be in addition to the LifePath Portfolio payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BFA, and its affiliates may be substantial. Payments by BFA may include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a LifePath Portfolio to you. Please contact your Financial Intermediary for details about payments it may receive from a LifePath Portfolio or from BFA or its affiliates. For more information, see the LifePath Portfolios' SAI.

HOW TO EXCHANGE SHARES OR TRANSFER YOUR ACCOUNT

           YOUR CHOICES              IMPORTANT INFORMATION FOR YOU TO KNOW
EXCHANGE   Selling shares            Institutional Shares of the LifePath Portfolios are generally exchangeable for shares of the
PRIVILEGE  of one LifePath Portfolio same class of another LifePath Portfolio.
           to purchase shares
           of another                Investors who own Institutional Shares of the LifePath Portfolios may make exchanges into
           LifePath Portfolio        Institutional Shares of other BlackRock Funds except for investors holdings shares through
           ("exchanging")            certain client accounts at financial professionals that are omnibus with the fund: do not meet applicable minimums. There is no required minimum amount with respect to exchanges of Institutional Shares. You may only exchange into a share class and fund that is open to new investors or in which you have a current account if the fund is closed to new investors. If you held the exchanged shares for 30 days or less, you may be charged a redemption fee (please refer to the "Redemption Fee" section of this Prospectus for additional information).

                                     To exercise the exchange privilege, you may contact your financial professional or financial intermediary. Alternatively, if your account is held directly with BlackRock, you may: (i) call
                                     (800) 441-7762 and speak with one of our representatives, (ii) make the exchange via the
                                     Internet by accessing your account online at www.blackrock.com/funds, or (iii) send a written request to the LifePath Portfolio at the address on the back cover of this
                                     Prospectus. Please note, if you indicated on your New Account Application that you did not want the Telephone Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling (800) 441-7762. The
                                     LifePath Portfolios have the right to reject any telephone request for any reason.

                                     Although there is currently no express limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future. The LifePath
                                     Portfolios may suspend or terminate your exchange privilege at any time for any reason, including if a LifePath Portfolio believes, in its sole discretion that you are engaging in market timing activities. See "Frequent Trading in LifePath Portfolio Shares" below. For U.S.
                                     federal income tax purposes, a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax adviser or other financial professional before making an exchange request.

              YOUR CHOICES           IMPORTANT INFORMATION FOR YOU TO KNOW
TRANSFER      Transfer to a          You may transfer your Institutional Shares of a LifePath Portfolio only to another financial
SHARES        participating          professional or financial intermediary that has an agreement with the Distributor. Certain
TO            financial              shareholder services may not be available for the transferred shares. All future trading of
ANOTHER       professional or        these assets must be coordinated by the receiving firm.
SECURITIES    other
DEALER        financial              If your account is held directly with BlackRock, you may call (800) 441-7762 with any
OR            intermediary           questions; otherwise please contact your financial intermediary to accomplish the transfer
OTHER                                of shares.
FINANCIAL
INTERMEDIARY
              Transfer to a          You must either:
              non-participating
              financial professional . Transfer your Institutional Shares to an account with a LifePath Portfolio; or
              or other               . Sell your shares, paying any applicable deferred sales charge.
              financial intermediary

                                     If your account is held directly with BlackRock, you may call (800) 441-7762 with any questions; otherwise please contact your financial intermediary to accomplish the transfer of shares.


ACCOUNT SERVICES AND PRIVILEGES
--------------------------------------------------------------------------------
The following table provides examples of account services and privileges available in your BlackRock account. Certain of these account services and privileges are only available to shareholders of Institutional Shares whose accounts are held directly with BlackRock. If your account is held directly with BlackRock, please call (800) 441-7762 for additional information as well as forms and applications. Otherwise, please contact your financial professional for assistance in requesting one or more of the following services and privileges.

AUTOMATIC     Allows systematic investments         BlackRock's AIP allows you to invest a specific amount on a periodic basis from
INVESTMENT    on a periodic basis from              your checking or savings account into your investment account. You may apply for
PLAN          checking or savings account.          this option upon account opening or by completing the AIP application. The
("AIP")                                             minimum investment amount for an automatic investment plan is $50 per portfolio.

DIVIDEND      Automatically invests your            Dividend and capital gains distributions may be reinvested in your account to
ALLOCATION    distributions into another            purchase additional shares or paid in cash. Using the Dividend Allocation Plan,
PLAN          BlackRock Fund of your                you can direct your distributions to your bank account (checking or savings), to
              choice pursuant to your               purchase shares of another fund at BlackRock without any fees or sales charges,
              instructions, without any             or by check to special payee. Please call (800) 441-7762 for details. If
              fees or sales charges.                investing into another fund at BlackRock, the receiving fund must be open to new purchases.


EZ            Allows an investor to purchase
TRADER        or sell Institutional Shares by       (NOTE: This option is offered to shareholders whose accounts are held directly
              telephone or over the                 with BlackRock. Please speak with your financial professional if your account is
              Internet through ACH.                 held elsewhere).

                                                    Prior to establishing an EZ Trader account, please contact your bank to confirm that it is a member of the ACH system. Once confirmed, complete an application, making sure to include the appropriate bank information, and return the application to the address listed on the form.

                                                    Prior to placing a telephone or internet purchase or sale order, please contact
                                                    (800) 441- 7762 to confirm that your bank information has been updated on your account. Once this is established, you may place your request to sell shares with the LifePath Portfolios by telephone or Internet.

                                                    Proceeds will be sent to your pre-designated bank account.

SYSTEMATIC    This feature can be used by           A minimum of $10,000 in the initial BlackRock Fund is required and investments
EXCHANGE      investors to systematically exchange  in any additional funds must meet minimum initial investment requirements. For
PLAN          money from one fund to up             more information, please contact the LifePath Portfolio at (800) 441-7762.
              to four other funds.

SYSTEMATIC    This feature can be used by           To start a Systematic Withdrawal Plan a shareholder must have a current
WITHDRAWAL    investors who want to receive         investment of $10,000 or more in a BlackRock Fund.
PLAN          regular distributions from their
("SWP")       accounts.                             Shareholders can elect to receive cash payments of $50 or more at any interval they choose. Shareholders may sign up by completing the SWP Application Form, which may be obtained from BlackRock.

                                                    Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted.

                                                    To participate in the SWP, shareholders must have their dividends reinvested.
                                                    Shareholders may change or cancel the SWP at any time, with a minimum of 24 hours notice. If a shareholder purchases additional Investor A Shares of a fund at the same time he or she redeems shares through the SWP, that investor may lose money because of the sales charge involved. No contingent deferred sales charge ("CDSC") will be assessed on redemptions of Investor Shares made through the SWP that do not exceed 12% of the account's net asset value on an annualized basis. For example, monthly, quarterly, and semi-annual SWP redemptions of
                                                    Investor Shares will not be subject to the CDSC if they do not exceed 1%, 3% and
                                                    6%, respectively, of an account's net asset value on the redemption date. SWP redemptions of Investor A or Investor C Shares in excess of this limit will still pay any applicable CDSC.

                                                    Ask your financial adviser or other financial intermediary for details.

REINSTATEMENT                                       If you redeem Investor A or Institutional Shares, and within 60 days buy new
PRIVILEGE                                           Investor A Shares of the SAME fund, you will not pay a sales charge on the new purchase amount. This right may be exercised once a year and within 60 days of the redemption, provided that Investor A Share class of that fund is currently open to new investors or the shareholder has a current account in that closed fund. Shares will be purchased at the net asset value calculated at the close of trading on the day the request is received. To exercise this privilege, the
                                                    LifePath Portfolios must receive written notification from the shareholder of record or the financial professional of record, at the time of purchase.
                                                    Investors should consult a tax adviser concerning the tax consequences of exercising this reinstatement privilege.

LIFEPATH PORTFOLIOS' RIGHTS
--------------------------------------------------------------------------------
Each LifePath Portfolio may:

   . Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act,

   . Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before a LifePath Portfolio has collected payment for the purchase of shares,

   . Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act, and

   . Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

NOTE ON LOW BALANCE ACCOUNTS. Because of the high cost of maintaining smaller shareholder accounts, a LifePath Portfolio may redeem the shares in your account (without charging any deferred sales charge) if the NAV of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before a LifePath Portfolio makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before a LifePath Portfolio takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

CALCULATING THE LIFEPATH PORTFOLIOS' SHARE PRICE
--------------------------------------------------------------------------------
Each LifePath Portfolio's share price (also known as a LifePath Portfolio's
NAV) is calculated by dividing the value of the net assets of the LifePath Portfolio (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the LifePath Portfolio, generally rounded to the nearest cent.

Each LifePath Portfolio's NAV is calculated at the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern Time) on any Business Day. If regular trading on the NYSE closes early, the time for calculating each LifePath

Portfolio's NAV and the deadline for share transactions will be accelerated to the earlier closing time. The NAV of each LifePath Portfolio is calculated based on the NAV of the Master Portfolio in which the LifePath Portfolio invests. The LifePath Portfolios' SAI includes a description of the methods for valuing the Master Portfolios' investments, including a description of the circumstances in which the Master Portfolios' investments would be valued using fair value pricing and the effects of using fair value pricing.

LIFEPATH PORTFOLIO DISTRIBUTIONS
--------------------------------------------------------------------------------
The LifePath Portfolios distribute their net investment income to shareholders quarterly. The LifePath Portfolios distribute their net realized capital gains, if any, to shareholders at least annually. Distributions payable to you will be automatically reinvested in additional Institutional Shares of your LifePath Portfolio, unless you have elected to receive distribution payments in cash.

FREQUENT TRADING IN LIFEPATH PORTFOLIO SHARES
--------------------------------------------------------------------------------
Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on a fund and its shareholders. Depending on various factors, such as the size of the fund's investment portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a fund's investment portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's NAV ("market timing").

Each LifePath Portfolio invests only in interests of its Master Portfolio, and the Boards of Trustees of MIP and the Trust have each considered the issues of frequent trading and market timing. MIP's Board of Trustees has adopted a policy of not monitoring for possible market timing activity because the Master Portfolios' holdings are valued as of the same time that the NAV of the Master Portfolios is calculated (generally 4:00 p.m. Eastern time), which eliminates the potential arbitrage opportunity presented by a lag between a change in the value of the Master Portfolios' holdings and the reflection of that change in the Master Portfolios' respective NAVs. MIP's Board of Trustees has not adopted a policy of monitoring for other forms of frequent trading because daily flows into and out of the Master Portfolios are aggregated, and the process of aggregation is expected to reduce the potential for frequent trading to disrupt the implementation of the Master Portfolios' investment strategies.

The Trust's Board of Trustees has not adopted a policy of monitoring for market timing or other frequent trading activity in the LifePath Portfolios in light of the nature of the LifePath Portfolios' investment in Master Portfolios, the policies of the Master Portfolios, as described in the preceding paragraphs, and the historical nature of flows into and out of the LifePath Portfolios.

BTC's ability to monitor trades that are placed by participants in plans that are shareholders in the LifePath Portfolios or other shareholders in the LifePath Portfolios that trade through omnibus accounts maintained by intermediaries will be severely limited to the extent BTC does not receive transaction information showing individual investment decisions. Upon request by the LifePath Portfolios, intermediaries are required to provide certain transaction information that may enable the LifePath Portfolios to identify trading activity that is potentially harmful to the LifePath Portfolios. The LifePath Portfolios may, but do not have the obligation to, respond to any potentially harmful trading activity that is identified. In the event any potentially harmful trading activity is identified, responses may include the imposition of trading restrictions, the rejection of purchases, or such other steps the LifePath Portfolios determine are appropriate. Financial Intermediaries' ability to impose restrictions on the trading practices of their clients may, however, be affected by legal or technological limitations.

The LifePath Portfolios may from time to time implement various methods that the LifePath Portfolios believe are appropriate to deter market timing, frequent trading or other activity that may be detrimental to the LifePath Portfolios or long-term investors in the LifePath Portfolios. There is no assurance that any such methods will prevent such detrimental trading activity.

TAXES
--------------------------------------------------------------------------------
The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the LifePath Portfolios and their U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the LifePath Portfolios' SAI for additional U.S. federal income tax information.

Distributions from your LifePath Portfolio's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath Portfolio shares. The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the LifePath Portfolio's distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

Distributions from the LifePath Portfolios generally are taxable as follows:

DISTRIBUTION TYPE               TAX STATUS
------------------------------- ---------------------------------
Qualified dividend income...... Qualified dividend income/(1)(2)/
Other income................... Ordinary income/(2)/
Short-term capital gain........ Ordinary income
Long-term capital gain......... Long-term capital gain/(3)/

-------
/(1)/ If you are an individual, your distributions attributable to the LifePath
      Portfolio's qualified dividend income generally are taxable to you at a maximum 15% U.S. federal income tax rate, as long as you meet certain holding period and other requirements. Qualified dividend income is, in general, dividend income received from taxable U.S. and certain foreign corporations. Absent further legislation, the reduced rates of tax for qualified dividend income will expire after December 31, 2010.

/(2)/ A portion of distributions paid to corporate shareholders of the LifePath
      Portfolios may qualify for the dividends-received deduction available to corporations.

/(3)/ An individual's net long-term capital gain currently is subject to a reduced maximum 15% U.S. federal income tax rate. Absent further legislation, this reduced 15% maximum tax rate on long-term capital gain is scheduled to expire after December 31, 2010.

In addition, if you sell your LifePath Portfolio shares you generally will have a taxable capital gain or loss in an amount equal to the difference between the net amount of sale proceeds that you receive and your tax basis for the shares that you sell. In certain circumstances, a loss on the sale may be disallowed:

TRANSACTION                                        TAX STATUS
-------------------------------------------------- --------------------------------
You sell shares owned for more than one year...... Long-term capital gain or loss
You sell shares owned for one year or less........ Short-term capital gain or loss

If you buy a LifePath Portfolio's shares shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the form of a taxable distribution. Similarly, if you buy shares of a LifePath Portfolio that holds appreciated securities, you will, in effect, receive part of your purchase back in a taxable distribution if and when the LifePath Portfolio sells the appreciated securities and distributes the realized gain on the sale. The LifePath Portfolios have built up, or have the potential to build up, high levels of unrealized appreciation in their investments.

After the end of each year, the LifePath Portfolios will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.

In certain circumstances, you may be subject to back-up withholding taxes on distributions to you from the LifePath Portfolios if you fail to provide the LifePath Portfolios with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service that you are subject to back-up withholding.

TAX CONSIDERATIONS FOR TAX-EXEMPT OR FOREIGN INVESTORS OR THOSE HOLDING LIFEPATH PORTFOLIO SHARES THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA, WILL BE DIFFERENT. FOR EXAMPLE, SHAREHOLDERS THAT ARE EXEMPT FROM U.S. FEDERAL INCOME TAX, SUCH AS RETIREMENT PLANS THAT ARE QUALIFIED UNDER SECTION 401 OF THE INTERNAL REVENUE CODE, GENERALLY ARE NOT SUBJECT TO U.S. FEDERAL INCOME TAX ON LIFEPATH PORTFOLIO DIVIDENDS OR DISTRIBUTIONS OR ON SALES OF LIFEPATH PORTFOLIO SHARES. BECAUSE EACH INVESTOR'S TAX CIRCUMSTANCES ARE UNIQUE AND BECAUSE TAX LAWS ARE SUBJECT TO CHANGE, YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT YOUR INVESTMENT.

MASTER/FEEDER AND FUND OF FUNDS STRUCTURES
--------------------------------------------------------------------------------
The LifePath Portfolios do not have their own investment adviser. Instead, each LifePath Portfolio invests all of its assets in the applicable Master
Portfolio, which has an investment objective, strategies and policies substantially identical to the LifePath Portfolio. BFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the LifePath Portfolios.

FEEDER FUND EXPENSES

Feeder funds, including the LifePath Portfolios, bear their respective Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

FEEDER FUND RIGHTS

Under the master/feeder structure, the Trust's Board of Trustees retains the right to withdraw a LifePath Portfolio's assets from its Master Portfolio if it believes doing so is in the best interests of the LifePath Portfolio's shareholders. If the Trust's Board of Trustees decides to withdraw a LifePath Portfolio's assets, it would then consider whether the LifePath Portfolio should hire its own investment adviser, invest in another master portfolio or take other action.

FUND OF FUNDS

The Master Portfolios do not invest directly in a portfolio of securities. Instead, they invest in the Underlying Money Market Fund and other Underlying Funds that are also advised by BFA. Each Master Portfolio charges for its own direct expenses, in addition to bearing a PRO RATA share of the expenses charged by the Underlying Funds in which it invests.

Management of the LifePath Portfolios
--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------
Each LifePath Portfolio is a feeder fund that invests all of its assets in a Master Portfolio that has an investment objective, strategies and policies substantially identical to the LifePath Portfolio. The Master Portfolios, in turn, invest in a combination of Underlying Funds. BFA, a registered investment adviser, serves as investment adviser to each Master Portfolio, and also serves as investment adviser to each Underlying Fund, with the exception of the Underlying Money Market Fund, which invests in a master portfolio advised by BFA. BFA manages investing the Master Portfolios' assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the MIP's Board of Trustees. For its services to the Master Portfolios, BFA is entitled to receive an annual management fee of ___% of each Master Portfolio's average daily net assets.

For its services to the Underlying Funds, BFA receives fees that differ from the fees described for the LifePath Portfolios in this Prospectus. BFA provides investment advisory services for the Underlying Funds that differ from the investment advisory services it provides for the Master Portfolios. For services provided to the Underlying Funds, BFA receives investment advisory fees from the Underlying Funds. In addition, BTC provides administration services to certain of the Underlying Funds and, for those services, may receive administration fees from those Underlying Funds. BFA has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to management and administration fees, if any, paid by the Underlying Funds to BFA and BTC, respectively, through December 1, 2011.

BFA is located at 400 Howard Street, San Francisco, CA 94105. BFA is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock, Inc. ("BlackRock"). As of March 31, 2010, BTC and its affiliates, including BFA, had approximately $__ in investment company and other portfolio assets under management. BFA, BTC, BlackRock Execution Services, BlackRock and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolios invest.

A discussion regarding the basis for the MIP's Board of Trustees' approval of the investment advisory agreements with BFA will be available in the LifePath Portfolios' annual report for the year ended December 31, 2010.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Dagmar Nikles, Leslie Gambon and Alan Mason (the "Portfolio Managers") are jointly and primarily responsible for the day-to-day management of the Master Portfolios and act collaboratively on all aspects concerning the Master Portfolios. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

Ms. Nikles has been employed as a Senior Investment Strategist in the defined contributions team at BFA and BTC since December 2009. From July 2003 to November 2009, Ms. Nikles was a member of the asset allocation portfolio management team at Barclays Global Fund Advisors ("BGFA") and Barclays Global Investors, N.A. ("BGI"). Ms. Nikles has been a one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since inception.

Ms. Gambon has been employed as a member of the asset allocation portfolio management team at BFA and BTC since December 2009. From April 2007 to November 2009, Ms. Gambon was a member of the asset allocation portfolio management at BGFA and BGI. From October 2004 to April 2007, Ms. Gambon was Head of Defined Contribution Portfolio Management at BGI. Ms. Gambon has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since inception.

Mr. Mason has been employed by BFA and BTC since December 2009. Mr. Mason is responsible for multi-asset class solutions for institutional clients. From 1991 to 2009, Mr. Mason served a variety of roles at BGFA and BGI, including eight years devoted to the development of transition management products. Mr. Mason has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since inception.

The LifePath Portfolios' SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares in the LifePath Portfolios.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------
Pursuant to an Administration Agreement between the Trust, on behalf of the LifePath Portfolios, and BTC, BTC provides the following services, among others, as the LifePath Portfolios' administrator:

     . Supervises the LifePath Portfolios' administrative operations;

     . Provides or causes to be provided management reporting and treasury administration services;

     . Financial reporting;

     . Legal, blue sky and tax services;

     . Preparation of proxy statements and shareholder reports; and

   . Engaging and supervising the shareholder servicing agents ("Shareholder
     Servicing Agents") on behalf of the LifePath Portfolios.

BTC is entitled to receive fees for these services at the annual rate of __% of the average daily net assets of Institutional Shares of each LifePath Portfolio. In addition to performing these services, BTC has agreed to bear all costs of operating the LifePath Portfolios, other than brokerage expenses, management fees, distribution fees, certain fees and expenses related to the Trust's trustees that are not "interested persons" of the LifePath Portfolios or the Trust as defined in the 1940 Act (the "Independent Trustees") and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses.

CONFLICTS OF INTEREST
--------------------------------------------------------------------------------
BFA wants you to know that there are certain entities with which BFA has relationships that may give rise to conflicts of interest, or the appearance of conflicts of interest. These entities include the following: BFA's affiliates (including BlackRock and PNC and each of their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the "Affiliates")) and BlackRock's significant shareholders, Merrill Lynch and its affiliates, including BAC (each, a "BAC Entity"), and Barclays Bank PLC and its affiliates, including Barclays PLC (each, a "Barclays Entity") (for convenience the Affiliates, BAC Entities and Barclays Entities are collectively referred to in this section as the "Entities" and each separately is referred to as an "Entity").

The activities of Entities in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the LifePath Portfolios and their shareholders. The Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the LifePath Portfolios. The Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the LifePath Portfolios. One or more of the Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the LifePath Portfolios directly and indirectly invest. Thus, it is likely that the LifePath Portfolios will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Entity performs or seeks to perform investment banking or other services.

One or more Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the LifePath Portfolios and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the LifePath Portfolios, including in securities issued by other open-end and closed-end investment management companies, including investment companies that are affiliated with the LifePath Portfolios and BFA to the extent permitted under the 1940 Act. The trading activities of these Entities are carried out without reference to positions held directly or indirectly by the LifePath Portfolios and may result in an Entity having positions that are adverse to those of the LifePath Portfolios.

No Entity is under any obligation to share any investment opportunity, idea or strategy with the LifePath Portfolios. As a result, an Entity may compete with the LifePath Portfolios for appropriate investment opportunities. As a result of this and several other factors, the results of the LifePath Portfolios' investment activities may differ from those of an Entity and of other accounts managed by an Entity, and it is possible that the LifePath Portfolios could sustain losses during periods in which one or more Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

The LifePath Portfolios may, from time to time, enter into transactions in which an Entity or an Entity's other clients have an adverse interest. Furthermore, transactions undertaken by Entity-advised clients may adversely impact the

LifePath Portfolios. Transactions by one or more Entity-advised clients or BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the LifePath Portfolios.

An Entity may maintain securities indexes as part of its product offerings. Index based funds seek to track the performance of securities indexes and may use the name of the index in the fund name. Index providers, including Entities, may be paid licensing fees for use of their indexes or index names. Entities will not be obligated to license their indexes to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with the Entities will be as favorable as those terms offered to other index licensees.

The LifePath Portfolios' activities may be limited because of regulatory restrictions applicable to one or more Entities, and/or their internal policies designed to comply with such restrictions. In addition, the LifePath Portfolios may invest in securities of companies with which an Entity has or is trying to develop investment banking relationships or in which an Entity has significant debt or equity investments. The LifePath Portfolios also may invest in securities of companies for which an Entity provides or may some day provide research coverage. An Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the LifePath Portfolios or who engage in transactions with or for the LifePath Portfolios, and may receive compensation for such services. The LifePath Portfolios may also make brokerage and other payments to Entities in connection with the LifePath Portfolios' portfolio investment transactions.

Under a securities lending program approved by MIP's Board of Trustees, the Master Portfolios have retained an Affiliate of BFA to serve as the securities lending agent for the Master Portfolios to the extent that the Master Portfolios participate in the securities lending program. For these services, the lending agent may receive a fee from the Master Portfolios, including a fee based on the returns earned on the Master Portfolios' investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Master Portfolios may lend their portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the LifePath Portfolios and their shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest.

CERTAIN LIFEPATH PORTFOLIO POLICIES

--------------------------------------------------------------------------------
ANTI-MONEY LAUNDERING REQUIREMENTS

The LifePath Portfolios are subject to the USA PATRIOT Act (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a LifePath Portfolio may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The LifePath Portfolios reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the LifePath Portfolios to verify their identity. The LifePath Portfolios also reserve the right to redeem any amounts in a LifePath Portfolio from persons whose identity it is unable to verify on a timely basis. It is the LifePath Portfolios' policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Financial highlights for the LifePath Portfolios are not available because, as of the effective date of this Prospectus, the LifePath Portfolios have not commenced operations, and therefore have no financial highlights to report.

DISCLAIMERS
--------------------------------------------------------------------------------
The iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P Small Cap 600 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and the iShares S&P North America Natural Resources Sector Index Fund (the "iShares S&P Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's or its affiliates. Standard & Poor's and its affiliates make no representation or warranty, express or implied, to the owners of shares of the iShares S&P Funds or any member of the public regarding the advisability of investing in securities generally or in iShares S&P Funds particularly or the ability of the Standard & Poor's Indexes to track general stock market performance. Standard & Poor's and its affiliates' only relationship to the iShares Trust (as used in these Disclaimers, the "Trust"), BTC and BFA is the licensing of certain trademarks and trade names of Standard & Poor's and its affiliates and of the Standard & Poor's Indexes, which are determined, composed and calculated by Standard & Poor's and its affiliates without regard to the Trust, BTC, BFA or the iShares S&P Funds. Standard & Poor's and its affiliates have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares S&P Funds into consideration in determining, composing or calculating the Standard & Poor's Indexes. Standard & Poor's and its affiliates are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares S&P Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares S&P Funds are to be converted into cash. Standard & Poor's and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the iShares S&P Funds. Standard &
Poor's and its affiliates do not guarantee the accuracy or the completeness of the Standard & Poor's Indexes or any data included therein and Standard &
Poor's and its affiliates shall have no liability for any errors, omissions, or interruptions therein. Standard & Poor's and its affiliates make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares S&P Funds or any other person or entity from the use of the Standard & Poor's Indexes or any data included therein. Standard & Poor's and its affiliates make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Standard & Poor's Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Standard & Poor's and its affiliates have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Standard & Poor's Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Russell Midcap Index Fund and the iShares Russell 2000 Index Fund (the "iShares Russell Funds") are not sponsored, endorsed, sold or promoted by Russell Investment Group. Russell Investment Group makes no representation or warranty, express or implied, to the owners of shares of the iShares Russell Funds or any member of the public regarding the advisability of investing in securities generally or in the iShares Russell Funds particularly or the ability of the Russell Indexes to track general stock market performance. Russell Investment Group's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Russell Investment Group's and of the Russell Indexes, which are determined, composed, and calculated by Russell Investment Group without regard to the Trust, BTC, BFA or the iShares Russell Funds. Russell Investment Group has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Russell Funds into consideration in determining, composing or calculating the Russell Indexes. Russell Investment Group is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Russell Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Russell Funds are to be converted into cash. Russell Investment Group has no obligation or liability in connection with the administration, marketing or trading of the iShares Russell Funds. Russell Investment Group does not guarantee the accuracy or the completeness of the Russell Indexes or any data included therein and Russell Investment Group shall have no liability for any errors, omissions, or interruptions therein. Russell Investment Group makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Russell Funds or any other person or entity from the use of the Russell Indexes or any data included therein. Russell Investment Group makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Russell Investment Group have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Russell Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers. Cohen & Steers makes no representation or warranty, express or implied, to the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares Cohen & Steers Realty Majors Index Fund particularly or the ability of the Cohen & Steers Realty Majors Index to track general stock market performance. Cohen & Steers' only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Cohen & Steers and of the Cohen & Steers Realty Majors Index, which is determined, composed and calculated by Cohen & Steers without regard to the Trust, BTC, BFA or the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund into consideration in determining, composing or calculating the Cohen & Steers Realty Majors Index. Cohen & Steers is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Cohen & Steers Realty Majors Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Cohen & Steers Realty Majors Index Fund are to be converted into cash. Cohen & Steers has no obligation or liability in connection with the administration, marketing or trading of the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers does not guarantee the accuracy or the completeness of the Cohen & Steers Realty Majors Index or any data included therein and Cohen & Steers shall have no liability for any errors, omissions, or interruptions therein. Cohen & Steers makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any other person or entity from the use of the Cohen & Steers Realty Majors Index or any data included therein. Cohen & Steers makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Cohen & Steers Realty Majors Index or any data included therein. Without limiting any of the foregoing, in no event shall Cohen & Steers have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Cohen & Steers Realty Majors Index or any data included therein, even if notified of the possibility of such damages.

The iShares JPMorgan USD Emerging Markets Bond Fund is not sponsored, endorsed, sold or promoted by JPMorgan. JPMorgan makes no representation or warranty, express or implied, to the owners of shares of the iShares JPMorgan USD Emerging Markets Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares JPMorgan USD Emerging Markets Bond Fund particularly or the ability of the JPMorgan EMBI Global Core Index to track general bond market performance. JPMorgan's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of JPMorgan and of the JPMorgan EMBI Global Core Index which is determined, composed and calculated by JPMorgan without regard to the Trust, BTC, BFA or the iShares JPMorgan USD Emerging Markets Bond Fund. JPMorgan has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares JPMorgan USD Emerging Markets Bond Fund into consideration in determining, composing or calculating the JPMorgan EMBI Global Core Index. JPMorgan is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares JPMorgan USD Emerging Markets Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares JPMorgan USD Emerging Markets Bond Fund are to be converted into cash. JPMorgan has no obligation or liability in connection with the administration, marketing or trading of the iShares JPMorgan USD Emerging Markets Bond Fund. JPMorgan does not guarantee the accuracy or the completeness of the JPMorgan EMBI Global Core Index or any data included therein and JPMorgan shall have no liability for any errors, omissions, or interruptions therein. JPMorgan makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the JPMorgan USD Emerging Markets Bond Fund or any other person or entity from the use of the JPMorgan EMBI Global Core Index or any data included therein. JPMorgan makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the JPMorgan EMBI Global Core Index or any data included therein. Without limiting any of the foregoing, in no event shall JPMorgan have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the JPMorgan EMBI Global Core Index or any data included therein, even if notified of the possibility of such damages.

The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC. IIC makes no representation or warranty, express or implied, to the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares iBoxx $ High Yield Corporate Bond Fund particularly or the ability of the iBoxx $ Liquid High Yield Index to track the general stock market performance. IIC's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of IIC and of the iBoxx $ Liquid High Yield Index which is determined, composed and calculated by IIC without regard to the Trust, BTC, BFA or the iShares iBoxx $ High Yield Corporate Bond Fund. IIC has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund into consideration in determining, composing or calculating the iBoxx $ Liquid High Yield Index. IIC is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares iBoxx
$ High Yield Corporate Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares iBoxx $ High Yield Corporate Bond Fund are to be converted into cash. IIC has no obligation or liability in connection with the administration, marketing or trading of the iShares iBoxx $ High Yield Corporate Bond Fund. IIC does not guarantee the accuracy or the completeness of the iBoxx $ Liquid High Yield Index or any data included therein and IIC shall have no liability for any errors, omissions, or interruptions therein. IIC makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any other person or entity from the use of the iBoxx $ Liquid High Yield Index or any data included therein. IIC makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the iBoxx $ Liquid High Yield Index or any data included therein. Without limiting any of the foregoing, in no event shall IIC have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the iBoxx $ Liquid High Yield Index or any data included therein, even if notified of the possibility of such damages.

The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE Licensor Parties. None of the FTSE Licensor Parties makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index and/or the figure at which the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index stands at any particular time on any particular day or otherwise. The FTSE Licensor Parties' only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of the FTSE Licensor Parties and of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index, which is determined, composed and calculated by the FTSE Licensor Parties without regard to the Trust, BTC, BFA or the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund into consideration in determining, composing or calculating the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index. The FTSE Licensor Parties are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund are to be converted into cash. The FTSE Licensor Parties have no obligation or liability in connection with the administration, marketing or trading of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties do not guarantee the accuracy or the completeness of the FTSE EPRA/

NAREIT Developed Real Estate ex-U.S. Index or any data included therein and the FTSE Licensor Parties shall have no liability for any errors, omissions, or interruptions therein. The FTSE Licensor Parties make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund or any other person or entity from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. The FTSE Licensor Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. Without limiting any of the foregoing, in no event shall the FTSE Licensor Parties have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein, even if notified of the possibility of such damages.

The iShares MSCI Canada Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund (the "iShares MSCI Index Funds") are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of the iShares MSCI Index Funds or any member of the public regarding the advisability of investing in funds generally or in the iShares MSCI Index Funds particularly or the ability of the MSCI Indexes to track general stock market performance. MSCI is the licensor of certain trademarks, servicemarks and trade names of MSCI and of the MSCI Indexes, which are determined, composed and calculated by MSCI without regard to the Trust, iShares, Inc., BTC, BFA or the iShares MSCI Index Funds. MSCI has no obligation to take the needs of BTC, BFA or the owners of the iShares MSCI Index Funds into consideration in determining, composing or calculating the MSCI Indexes. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the iShares MSCI Index Funds to be issued or in the determination or calculation of the equation by which the iShares MSCI Index Funds are redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of the iShares MSCI Index Funds in connection with the administration, marketing or trading of the iShares MSCI Index Funds. Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI Indexes from sources which MSCI considers reliable, neither MSCI nor any other party guarantees the accuracy and/or the completeness of the MSCI Indexes or any data included therein. Neither MSCI nor any other party makes any warranty, express or implied, as to results to be obtained by a licensee, licensee's customers and counterparties, the owners of the iShares MSCI Index Funds or any other person or entity from the use of the MSCI Indexes or any data included hereunder or for any other use. Neither MSCI nor any other party makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the MSCI Indexes or any data included therein. Without limiting any of the foregoing, in no event shall MSCI or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund (collectively, the "Barclays Capital Funds") are not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of shares of the Barclays Capital Funds or any member of the public regarding the advisability of investing in securities generally or in the Barclays Capital Funds particularly or the ability of the Barclays Capital Funds' underlying indexes (the "Underlying Indexes") to track general bond market performance. Barclays Capital's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of

Barclays Capital and of the Underlying Indexes, which are determined, composed and calculated by Barclays Capital without regard to the Trust, BTC, BFA or the Barclays Capital Funds. Barclays Capital has no obligation to take the needs of BTC, BFA or the owners of shares of the Barclays Capital Funds into consideration in determining, composing or calculating the Underlying Indexes. Barclays Capital is not responsible for and has not participated in the determination of the prices and amount of shares of the Barclays Capital Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Barclays Capital Funds are to be converted into cash. Barclays Capital has no obligation or liability in connection with the administration, marketing or trading of the Barclays Capital Funds. Barclays Capital does not guarantee the accuracy or the completeness of the Underlying Indexes or any data included therein and Barclays Capital shall have no liability for any errors, omissions or interruptions therein. Barclays Capital makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the Barclays Capital Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. Barclays Capital makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Barclays Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Indexes or any data included therein, even if notified of the possibility of such damages.

BFA does not guarantee the accuracy or the completeness of any underlying index or any data included therein and BFA shall have no liability for any errors, omissions, or interruptions therein.

BFA makes no warranty, express or implied, to the owners of shares of the iShares funds or to any other person or entity as to results to be obtained by the series of the Trust from the use of any underlying index or any data included therein. BFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any underlying index or any data included therein. Without limiting any of the foregoing, in no event shall BFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the LifePath Portfolios is available at no charge upon request. This information includes:

ANNUAL/SEMI-ANNUAL REPORTS
These reports (once available) contain additional information about each of the LifePath Portfolio's investments. The annual report describes the LifePath Portfolio's performance, lists portfolio holdings, and discusses recent market conditions, economic trends and LifePath Portfolio investment strategies that significantly affected the LifePath Portfolio's performance for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information, dated ___, 2010, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each LifePath Portfolio, may be obtained free of charge, along with each LifePath Portfolios' annual and semi-annual reports, by calling
(800) 441-7762, on any business day. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

QUESTIONS
If you have any questions about the LifePath Portfolios, please:

Call:       1-800-441-7762 (toll free)
            8:00 a.m. to 6:00 p.m. (Eastern time),
            on any business day

WORLD WIDE WEB
The LifePath Portfolios do not have a fund website, but the LifePath Portfolios' annual and semi-annual shareholder reports (once available), Prospectuses and SAI are available free of charge online at the SEC's website WWW.SEC.GOV.

WRITTEN CORRESPONDENCE

BlackRock Funds III
PO Box 9819
Providence, RI 02940-8019

OVERNIGHT MAIL
BlackRock Funds III
101 Sabin Street
Pawtucket, RI 02860-1427

INTERNAL WHOLESALERS/BROKER DEALER SUPPORT
Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), on any Business Day. Call: (800) 882-0052.

PORTFOLIO CHARACTERISTICS AND HOLDINGS
A description of the LifePath Portfolios' policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

SECURITIES AND EXCHANGE COMMISSION
You may also view and copy public information about a LifePath Portfolio, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM INFORMATION CONTAINED IN THIS PROSPECTUS.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE # 811-07332

[GRAPHIC APPEARS HERE]

___-_____-____

EQUITIES  FIXED INCOME  REAL ESTATE
 LIQUIDITY  ALTERNATIVES BLACKROCK SOLUTIONS

[GRAPHIC APPEARS HERE]


BLACKROCK FUNDS III
     LIFEPATH(R) PORTFOLIOS

CLASS K SHARES PROSPECTUS | ______________, 2010

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

PORTFOLIO                                               TICKER SYMBOL
---------------------------------------------------     --------------
LifePath 2025 Portfolio(R) - Class K Shares                      ____
LifePath 2035 Portfolio(R) - Class K Shares                      ____
LifePath 2045 Portfolio(R) - Class K Shares                      ____
LifePath 2055 Portfolio(R) - Class K Shares                      ____


THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THE SECURITIES DESCRIBED HEREIN MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE IN WHICH THE OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                               Table of Contents
--------------------------------------------------------------------------------

                                                     LIFEPATH PORTFOLIO OVERVIEW

  KEY FACTS AND DETAILS ABOUT THE LIFEPATH PORTFOLIOS, INCLUDING

  INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, RISK FACTORS, FEE AND
  EXPENSE INFORMATION, AND HISTORICAL PERFORMANCE INFORMATION
  KEY FACTS ABOUT LIFEPATH 2025 PORTFOLIO...........................  1
  KEY FACTS ABOUT LIFEPATH 2035 PORTFOLIO...........................  6
  KEY FACTS ABOUT LIFEPATH 2045 PORTFOLIO........................... 11
  KEY FACTS ABOUT LIFEPATH 2055 PORTFOLIO........................... 16

                                          DETAILS ABOUT THE LIFEPATH PORTFOLIOS

  INVESTMENT TIME HORIZONS.......................................... 21
  A FURTHER DISCUSSION OF PRINCIPAL INVESTMENT STRATEGIES........... 22
  A FURTHER DISCUSSION OF RISK FACTORS.............................. 28

                                                            ACCOUNT INFORMATION

  DETAILS ABOUT CLASS K SHARES...................................... 34
  LIFEPATH PORTFOLIOS' RIGHTS....................................... 34
  HOW TO BUY, SELL AND TRANSFER SHARES.............................. 34
  CALCULATING THE LIFEPATH PORTFOLIOS' SHARE PRICE.................. 41
  LIFEPATH PORTFOLIO DISTRIBUTIONS.................................. 41
  FREQUENT TRADING IN LIFEPATH PORTFOLIO SHARES..................... 41
  TAXES............................................................. 42
  MASTER/FEEDER AND FUND OF FUNDS STRUCTURES........................ 42

                                          MANAGEMENT OF THE LIFEPATH PORTFOLIOS

  INVESTMENT ADVISER................................................ 43
  PORTFOLIO MANAGERS................................................ 43
  ADMINISTRATIVE SERVICES........................................... 44
  CONFLICTS OF INTEREST............................................. 44
  CERTAIN LIFEPATH PORTFOLIO POLICIES............................... 45
  FINANCIAL HIGHLIGHTS.............................................. 47
  DISCLAIMERS....................................................... 48

     FOR MORE INFORMATION   ADDITIONAL INFORMATION...........BACK COVER

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


LifePath 2025 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2025 PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
LifePath 2025 Portfolio, a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025. LifePath 2025 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF LIFEPATH 2025 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2025 Portfolio. The expenses are deducted from LifePath 2025 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class K Shares that would be in addition to the fees and expenses shown here.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
---------------------------------------------------------------------------------
 Management Fees/(1)/                                                                   ____%
 Distribution (12b-1) Fees                                                              None
 Other Expenses/(2)/                                                                    ____%
  Administration Fees                                                                   ____%
  Independent Expenses/(3)/                                                             ____%
 Acquired Fund Fees and Expenses (Underlying Funds)/(4)/                                ____%
 Total Annual Class Operating Expenses/(1)(3)(4)(5)/                                    ____%
 Fee Waivers and/or Expense Reimbursements/(1)(3)/                                     (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ____%
 Reimbursements/(1)(3)(5)(6)/


-------

/(1)/ BlackRock Fund Advisors ("BFA") (formerly, Barclays Global Fund
      Advisors), the investment adviser to LifePath 2025 Master Portfolio (the "2025 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), has contractually agreed to waive its management fee at the 2025 Master Portfolio level in an amount equal to the management fees and administration fees, if any, charged to the funds in which the 2025 Master Portfolio invests through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without the consent of the Board of Trustees of MIP.

/(2)/ Other Expenses have been restated to reflect current fees.

/(3)/ "Independent Expenses" consists of those fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services in connection with LifePath 2025 Portfolio and the 2025 Master Portfolio that are allocable to the Class K Shares of LifePath 2025 Portfolio. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly, Barclays Global Investors, N.A.) and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class K Shares of LifePath 2025 Portfolio and the 2025 Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees of MIP.

/(4)/ "Acquired Fund Fees and Expenses (Underlying Funds)" reflect LifePath 2025
      Portfolio's PRO RATA share of the fees and expenses incurred by investing in the underlying funds or certain other funds.

/(5)/ Total Annual Class Operating Expenses in the table above and the following example reflect the expenses of the Class K Shares of LifePath 2025 Portfolio and the 2025 Master Portfolio and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2025 Master Portfolio invests.

/(6)/ LifePath 2025 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2025 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in LifePath 2025 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2025 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS
          ------       -------
          $  ___       $  ___


PORTFOLIO TURNOVER

The 2025 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect LifePath 2025 Portfolio's performance.

PRINCIPAL INVESTMENT STRATEGIES OF LIFEPATH 2025 PORTFOLIO
--------------------------------------------------------------------------------
LifePath 2025 Portfolio invests all of its assets in the 2025 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2025 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2025. As of _____, 2010, LifePath 2025 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

PRINCIPAL RISKS OF INVESTING IN LIFEPATH 2025 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in LifePath
2025 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2025 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2025 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in LifePath 2025 Portfolio.

..    ALLOCATION RISK - LifePath 2025 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2025 Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

..    CONCENTRATION RISK - LifePath 2025 Portfolio's strategy of concentrating its investments in securities of companies in a particular market, industry, group of industries, sector or asset class, country, region or group of countries means that its performance will be closely tied to the performance of a particular market segment. LifePath 2025 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath 2025 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of companies in other industries or the broader market as a whole.

..    DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk.
     Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of LifePath 2025 Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

..    DERIVATIVES RISK - LifePath 2025 Portfolio's use of derivatives may reduce
     LifePath 2025 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of LifePath 2025 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

..    EMERGING MARKETS RISK - Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

..    EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

..    FOREIGN SECURITIES RISK - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that LifePath 2025 Portfolio will lose money. These risks include:

     . LifePath 2025 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

     . Changes in foreign currency exchange rates can affect the value of LifePath 2025 Portfolio's portfolio.

     . The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

     . The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

     . Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

     . Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

..    INVESTMENT IN MUTUAL FUNDS AND EXCHANGE TRADED FUNDS RISK - LifePath 2025
     Portfolio will invest substantially all of its assets in underlying BlackRock funds, so LifePath 2025 Portfolio's investment performance is directly related to the performance of the Underlying Funds. LifePath 2025 Portfolio may also directly invest in exchange traded funds ("ETFs"). LifePath 2025 Portfolio's net asset value ("NAV") will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in LifePath 2025 Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

..    JUNK BONDS RISK - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for LifePath 2025 Portfolio.

..    MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which LifePath 2025 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

..    MORTGAGE- AND ASSET-BACKED SECURITIES RISK - Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

..    PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

..    REIT INVESTMENT RISK - Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

..    SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, LifePath 2025 Portfolio may lose money and there may be a delay in recovering the loaned securities. LifePath 2025 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for LifePath 2025 Portfolio.

..    U.S. GOVERNMENT OBLIGATION RISK - Certain securities in which LifePath 2025
     Portfolio may invest, including securities issued by certain U.S.
     Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

LifePath 2025 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
LifePath 2025 Portfolio expects to commence operations as soon as practicable after the date of this prospectus ("Prospectus"). Because LifePath 2025 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The 2025 Master Portfolio's investment manager is BlackRock Fund Advisors.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                        PORTFOLIO
                       MANAGER OF
                        THE 2025
                         MASTER
                        PORTFOLIO
NAME                      SINCE         TITLE
----                   ----------       -----
Dagmar Nikles        Inception          Director of BTC
Leslie Gambon        Inception          Director of BTC
Alan Mason           Inception          Managing Director of BTC


PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
Class K Shares of the LifePath 2025 Portfolio are available only to (i) qualified recordkeepers with a distribution and/ or fund servicing agreement (establishing an omnibus trading relationship) maintained with the LifePath 2025 Portfolio's distributor, (ii) defined benefit plans, defined contribution plans, endowments and foundations with greater than $100 million in a qualified tax-exempt plan, and (iii) employers with greater than $100 million in the aggregate between qualified and non-qualified plans that they sponsor (collectively, "Institutions"). You may purchase or redeem shares of the LifePath 2025 Portfolio on each day the New York Stock Exchange ("NYSE") is open. Class K Shares are normally purchased through a customer's account at an Institution through procedures established by such Institution. Purchase orders may also be placed by calling (800) 441-7762 or by mail (c/o BlackRock Funds III, P.O. Box 9819, Providence, RI 02940-8019). The LifePath 2025 Portfolio's initial minimum investment for Class K Shares is $1. The minimum investment for additional purchases is $1.

TAX INFORMATION
--------------------------------------------------------------------------------
Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code of 1986, as amended, generally are not subject to U.S. federal income tax on fund dividends or distributions or on sales of LifePath 2025 Portfolio shares. However, in the case of LifePath 2025 Portfolio shares held through a non-qualified deferred compensation plan, fund dividends and distributions received by the plan and sales of LifePath 2025 Portfolio shares by the plan generally will be taxable to the employer sponsoring such plan in accordance with U.S. federal income tax laws governing deferred compensation plans.

A plan participant whose retirement plan invests in LifePath 2025 Portfolio shares generally is not taxed on LifePath 2025 Portfolio dividends or distributions received by the plan or on sales of LifePath 2025 Portfolio shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan generally are taxable to plan participants as ordinary income. Special rules may also apply to such distributions. Plan participants should contact their own tax advisers for more information.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of LifePath 2025 Portfolio through a broker-dealer or other financial intermediary, LifePath 2025 Portfolio and BlackRock
Investments, LLC, LifePath 2025 Portfolio's distributor, or its affiliates may pay the intermediary for the sale of LifePath 2025 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend LifePath 2025 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2035 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2035 PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
LifePath 2035 Portfolio, a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035. LifePath 2035 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF LIFEPATH 2035 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2035 Portfolio. The expenses are deducted from LifePath 2035 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class K Shares that would be in addition to the fees and expenses shown here.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
---------------------------------------------------------------------------------
Management Fees/(1)/                                                                   ____%
Distribution (12b-1) Fees                                                              None
Other Expenses/(2)/                                                                    ____%
 Administration Fees                                                                   ____%
 Independent Expenses/(3)/                                                             ____%
Acquired Fund Fees and Expenses (Underlying Funds)/(4)/                                ____%
Total Annual Class Operating Expenses/(1)(3)(4)(5)/                                    ____%
Fee Waivers and/or Expense Reimbursements/(1)(3)/                                     (____)%
Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ____%
Reimbursements/(1)(3)(5)(6)/

-------
/(1)/ BlackRock Fund Advisors ("BFA") (formerly, Barclays Global Fund Advisors), the investment adviser to LifePath 2035 Master Portfolio (the "2035 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), has contractually agreed to waive its management fee at the 2035 Master Portfolio level in an amount equal to the management fees and administration fees, if any, charged to the funds in which the 2035 Master Portfolio invests through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without the consent of the Board of Trustees of MIP.

/(2)/ Other Expenses have been restated to reflect current fees.

/(3)/ "Independent Expenses" consist of those fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services in connection with LifePath 2035 Portfolio and the 2035 Master Portfolio that are allocable to the Class K Shares of LifePath 2035 Portfolio. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly, Barclays Global Investors, N.A.) and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class K Shares of LifePath 2035 Portfolio and the 2035 Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees of MIP.

/(4)/ "Acquired Fund Fees and Expenses (Underlying Funds)" reflect LifePath 2035
      Portfolio's PRO RATA share of the fees and expenses incurred by investing in the underlying funds or certain other funds.

/(5)/ Total Annual Class Operating Expenses in the table above and the following example reflect the expenses of the Class K Shares of LifePath 2035 Portfolio and the 2035 Master Portfolio and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2035 Master Portfolio invests.

/(6)/ LifePath 2035 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2035 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in LifePath 2035 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2035 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS
          ------       -------
          $  ___       $  ___

PORTFOLIO TURNOVER
The 2035 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect LifePath 2035 Portfolio's performance.

PRINCIPAL INVESTMENT STRATEGIES OF LIFEPATH 2035 PORTFOLIO
--------------------------------------------------------------------------------
LifePath 2035 Portfolio invests all of its assets in the 2035 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2035 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. As of _____, 2010, LifePath 2035 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

PRINCIPAL RISKS OF INVESTING IN LIFEPATH 2035 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in LifePath
2035 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2035 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2035 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in LifePath 2035 Portfolio.

..    ALLOCATION RISK - LifePath 2035 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2035 Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

..    CONCENTRATION RISK - LifePath 2035 Portfolio's strategy of concentrating its investments in securities of companies in a particular market, industry, group of industries, sector or asset class, country, region or group of countries means that its performance will be closely tied to the performance of a particular market segment. LifePath 2035 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on LifePath 2035 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of companies in other industries or the broader market as a whole.

..    DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk.
     Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of LifePath 2035 Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

..    DERIVATIVES RISK - LifePath 2035 Portfolio's use of derivatives may reduce
     LifePath 2035 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of LifePath 2035 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

..    EMERGING MARKETS RISK - Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

..    EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

..    FOREIGN SECURITIES RISK - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that LifePath 2035 Portfolio will lose money. These risks include:

     . LifePath 2035 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

     . Changes in foreign currency exchange rates can affect the value of LifePath 2035 Portfolio's portfolio.

     . The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

     . The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

     . Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

     . Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

..    INVESTMENT IN MUTUAL FUNDS AND EXCHANGE TRADED FUNDS RISK - LifePath 2035
     Portfolio will invest substantially all of its assets in underlying BlackRock funds, so LifePath 2035 Portfolio's investment performance is directly related to the performance of the Underlying Funds. LifePath 2035 Portfolio may also directly invest in exchange traded funds ("ETFs"). LifePath 2035 Portfolio's net asset value ("NAV") will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in LifePath 2035 Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

..    JUNK BONDS RISK - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for LifePath 2035 Portfolio.

..    MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath 2035 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

..    MORTGAGE- AND ASSET-BACKED SECURITIES RISK - Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

..    PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

..    REIT INVESTMENT RISK - Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

..    SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, LifePath 2035 Portfolio may lose money and there may be a delay in recovering the loaned securities. LifePath 2035 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for LifePath 2035 Portfolio.

..    U.S. GOVERNMENT OBLIGATION RISK - Certain securities in which LifePath 2035
     Portfolio may invest, including securities issued by certain U.S.
     Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

LifePath 2035 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
LifePath 2035 Portfolio expects to commence operations as soon as practicable after the date of this prospectus ("Prospectus"). Because LifePath 2035 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The 2035 Master Portfolio's investment manager is BlackRock Fund Advisors.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                        PORTFOLIO
                       MANAGER OF
                        THE 2035
                         MASTER
                        PORTFOLIO
NAME                      SINCE         TITLE
----                   ----------       -----
Dagmar Nikles        Inception          Director of BTC
Leslie Gambon        Inception          Director of BTC
Alan Mason           Inception          Managing Director of BTC


PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
Class K Shares of the LifePath 2035 Portfolio are available only to (i) qualified recordkeepers with a distribution and/ or fund servicing agreement (establishing an omnibus trading relationship) maintained with the LifePath 2035 Portfolio's distributor, (ii) defined benefit plans, defined contribution plans, endowments and foundations with greater than $100 million in a qualified tax-exempt plan, and (iii) employers with greater than $100 million in the aggregate between qualified and non-qualified plans that they sponsor (collectively, "Institutions"). You may purchase or redeem shares of the LifePath 2035 Portfolio on each day the New York Stock Exchange ("NYSE") is open. Class K Shares are normally purchased through a customer's account at an Institution through procedures established by such Institution. Purchase orders may also be placed by calling (800) 441-7762 or by mail (c/o BlackRock Funds III, P.O. Box 9819, Providence, RI 02940-8019). The LifePath 2035 Portfolio's initial minimum investment for Class K Shares is $1. The minimum investment for additional purchases is $1.

TAX INFORMATION
--------------------------------------------------------------------------------
Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code of 1986, as amended, generally are not subject to U.S. federal income tax on fund dividends or distributions or on sales of LifePath 2035 Portfolio shares. However, in the case of LifePath 2035 Portfolio shares held through a non-qualified deferred compensation plan, fund dividends and distributions received by the plan and sales of LifePath 2035 Portfolio shares by the plan generally will be taxable to the employer sponsoring such plan in accordance with U.S. federal income tax laws governing deferred compensation plans.

A plan participant whose retirement plan invests in LifePath 2035 Portfolio shares generally is not taxed on LifePath 2035 Portfolio dividends or distributions received by the plan or on sales of LifePath 2035 Portfolio shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan generally are taxable to plan participants as ordinary income. Special rules may also apply to such distributions. Plan participants should contact their own tax advisers for more information.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of LifePath 2035 Portfolio through a broker-dealer or other financial intermediary, LifePath 2035 Portfolio and BlackRock
Investments, LLC, LifePath 2035 Portfolio's distributor, or its affiliates may pay the intermediary for the sale of LifePath 2035 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend LifePath 2035 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2045 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2045 PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
LifePath 2045 Portfolio, a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045. LifePath 2045 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH 2045 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2045 Portfolio. The expenses are deducted from LifePath 2045 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class K Shares that would be in addition to the fees and expenses shown here.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
---------------------------------------------------------------------------------
Management Fees/(1)/                                                                   ____%
Distribution (12b-1) Fees                                                              None
Other Expenses/(2)/                                                                    ____%
 Administration Fees                                                                   ____%
 Independent Expenses/(3)/                                                             ____%
Acquired Fund Fees and Expenses (Underlying Funds)/(4)/                                ____%
Total Annual Class Operating Expenses/(1)(3)(4)(5)/                                    ____%
Fee Waivers and/or Expense Reimbursements/(1)(3)/                                     (____)%
Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ____%
Reimbursements/(1)(3)(5)(6)/

-------
/(1)/ BlackRock Fund Advisors ("BFA") (formerly, Barclays Global Fund Advisors), the investment adviser to LifePath 2045 Master Portfolio (the "2045 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), has contractually agreed to waive its management fee at the 2045 Master Portfolio level in an amount equal to the management fees and administration fees, if any, charged to the funds in which the 2045 Master Portfolio invests through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without the consent of the Board of Trustees of MIP.

/(2)/ Other Expenses have been restated to reflect current fees.

/(3)/ "Independent Expenses" consist of those fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services in connection with LifePath 2045 Portfolio and the 2045 Master Portfolio that are allocable to the Class K Shares of LifePath 2045 Portfolio. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly, Barclays Global Investors, N.A.) and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class K Shares of LifePath 2045 Portfolio and the 2045 Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees of MIP.

/(4)/ "Acquired Fund Fees and Expenses (Underlying Funds)" reflect LifePath 2045
      Portfolio's PRO RATA share of the fees and expenses incurred by investing in the underlying funds or certain other funds.

/(5)/ Total Annual Class Operating Expenses in the table above and the following example reflect the expenses of the Class K Shares of LifePath 2045 Portfolio and the 2045 Master Portfolio and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2045 Master Portfolio invests.

/(6)/ LifePath 2045 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE
This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2045 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in LifePath 2045 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2045 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS
          ------       -------
          $  ___       $  ___


PORTFOLIO TURNOVER
The 2045 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect LifePath 2045 Portfolio's performance.

PRINCIPAL INVESTMENT STRATEGIES OF LIFEPATH 2045 PORTFOLIO
--------------------------------------------------------------------------------
LifePath 2045 Portfolio invests all of its assets in the 2045 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2045 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. As of _____, 2010, LifePath 2045 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

PRINCIPAL RISKS OF INVESTING IN LIFEPATH 2045 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in LifePath
2045 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2045 Portfolio or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in LifePath 2045 Portfolio. An investment in LifePath 2045 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

..    ALLOCATION RISK - LifePath 2045 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining LifePath 2045 Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

..    CONCENTRATION RISK - LifePath 2045 Portfolio's strategy of concentrating its investments in securities of companies in a particular market, industry, group of industries, sector or asset class, country, region or group of countries means that its performance will be closely tied to the performance of a particular market segment. LifePath 2045 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on LifePath 2045 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of companies in other industries or the broader market as a whole.

..    DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk.
     Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of LifePath 2045 Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

..    DERIVATIVES RISK - LifePath 2045 Portfolio's use of derivatives may reduce
     LifePath 2045 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of LifePath 2045 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

..    EMERGING MARKETS RISK - Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

..    EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

..    FOREIGN SECURITIES RISK - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that LifePath 2045 Portfolio will lose money. These risks include:

     . LifePath 2045 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

     . Changes in foreign currency exchange rates can affect the value of LifePath 2045 Portfolio's portfolio.

     . The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

     . The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

     . Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

     . Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

..    INVESTMENT IN MUTUAL FUNDS AND EXCHANGE TRADED FUNDS RISK - LifePath 2045
     Portfolio will invest substantially all of its assets in underlying BlackRock funds, so LifePath 2045 Portfolio's investment performance is directly related to the performance of the Underlying Funds. LifePath 2045 Portfolio may also directly invest in exchange traded funds ("ETFs"). LifePath 2045 Portfolio's net asset value ("NAV") will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in LifePath 2045 Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

..    JUNK BONDS RISK - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for LifePath 2045 Portfolio.

..    MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which LifePath 2045 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

..    MORTGAGE- AND ASSET-BACKED SECURITIES RISK - Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

..    PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

..    REIT INVESTMENT RISK - Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

..    SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, LifePath 2045 Portfolio may lose money and there may be a delay in recovering the loaned securities. LifePath 2045 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for LifePath 2045 Portfolio.

..    U.S. GOVERNMENT OBLIGATION RISK - Certain securities in which LifePath 2045
     Portfolio may invest, including securities issued by certain U.S.
     Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

LifePath 2045 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
LifePath 2045 Portfolio expects to commence operations as soon as practicable after the date of this prospectus ("Prospectus"). Because LifePath 2045 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The 2045 Master Portfolio's investment manager is BlackRock Fund Advisors.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                        PORTFOLIO
                       MANAGER OF
                        THE 2045
                         MASTER
                        PORTFOLIO
NAME                      SINCE         TITLE
----                  -----------       -----
Dagmar Nikles         Inception         Director of BTC
Leslie Gambon         Inception         Director of BTC
Alan Mason            Inception         Managing Director of BTC


PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
Class K Shares of the LifePath 2045 Portfolio are available only to (i) qualified recordkeepers with a distribution and/ or fund servicing agreement (establishing an omnibus trading relationship) maintained with the LifePath 2045 Portfolio's distributor, (ii) defined benefit plans, defined contribution plans, endowments and foundations with greater than $100 million in a qualified tax-exempt plan, and (iii) employers with greater than $100 million in the aggregate between qualified and non-qualified plans that they sponsor (collectively, "Institutions"). You may purchase or redeem shares of the LifePath 2045 Portfolio on each day the New York Stock Excahnge ("NYSE") is open. Class K Shares are normally purchased through a customer's account at an Institution through procedures established by such Institution. Purchase orders may also be placed by calling (800) 441-7762 or by mail (c/o BlackRock Funds III, P.O. Box 9819, Providence, RI 02940-8019). The LifePath 2045 Portfolio's initial minimum investment for Class K Shares is $1. The minimum investment for additional purchases is $1.

TAX INFORMATION
--------------------------------------------------------------------------------
Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code of 1986, as amended, generally are not subject to U.S. federal income tax on fund dividends or distributions or on sales of LifePath 2045 Portfolio shares. However, in the case of LifePath 2045 Portfolio shares held through a non-qualified deferred compensation plan, fund dividends and distributions received by the plan and sales of LifePath 2045 Portfolio shares by the plan generally will be taxable to the employer sponsoring such plan in accordance with U.S. federal income tax laws governing deferred compensation plans.

A plan participant whose retirement plan invests in LifePath 2045 Portfolio shares generally is not taxed on LifePath 2045 Portfolio dividends or distributions received by the plan or on sales of LifePath 2045 Portfolio shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan generally are taxable to plan participants as ordinary income. Special rules may also apply to such distributions. Plan participants should contact their own tax advisers for more information.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of LifePath 2045 Portfolio through a broker-dealer or other financial intermediary, LifePath 2045 Portfolio and BlackRock
Investments, LLC, LifePath 2045 Portfolio's distributor, or its affiliates may pay the intermediary for the sale of LifePath 2045 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend LifePath 2045 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2055 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2055 PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
LifePath 2055 Portfolio, a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055. LifePath 2055 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF LIFEPATH 2055 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2055 Portfolio. The expenses are deducted from LifePath 2055 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class K Shares that would be in addition to the fees and expenses shown here.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
---------------------------------------------------------------------------------
Management Fees/(1)/                                                                   ____%
Distribution (12b-1) Fees                                                              None
Other Expenses/(2)/                                                                    ____%
 Administration Fees                                                                   ____%
 Independent Expenses/(3)/                                                             ____%
Acquired Fund Fees and Expenses (Underlying Funds)/(4)/                                ____%
Total Annual Class Operating Expenses/(1)(3)(4)(5)/                                    ____%
Fee Waivers and/or Expense Reimbursements/(1)(3)/                                     (____)%
Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ____%
Reimbursements/(1)(3)(5)(6)/

-------
/(1)/ BlackRock Fund Advisors ("BFA") (formerly, Barclays Global Fund Advisors), the investment adviser to LifePath 2055 Master Portfolio (the "2055 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), has contractually agreed to waive its management fee at the 2055 Master Portfolio level in an amount equal to the management fees and administration fees, if any, charged to the funds in which the 2055 Master Portfolio invests through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without the consent of the Board of Trustees of MIP.

/(2)/ Other Expenses have been restated to reflect current fees.

/(3)/ "Independent Expenses" consist of those fees and expenses of the independent trustees of the Trust and Master Investment Portfolio, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services in connection with LifePath 2055 Portfolio and the 2055 Master Portfolio that are allocable to the Class K Shares of LifePath 2055 Portfolio. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly, Barclays Global Investors, N.A.) and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class K Shares of LifePath 2055 Portfolio and the 2055 Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without the consent of the Board of Trustees of MIP.

/(4)/ "Acquired Fund Fees and Expenses (Underlying Funds)" reflect LifePath 2055
      Portfolio's PRO RATA share of the fees and expenses incurred by investing in the underlying funds or certain other funds.

/(5)/ Total Annual Class Operating Expenses in the table above and the following example reflect the expenses of the Class K Shares of LifePath 2055 Portfolio and the 2055 Master Portfolio and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2055 Master Portfolio invests.

/(6)/ LifePath 2055 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE
This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2055 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in LifePath 2055 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2055 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS
          ------       -------
          $  ___       $  ___


PORTFOLIO TURNOVER
The 2055 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect LifePath 2055 Portfolio's performance.

PRINCIPAL INVESTMENT STRATEGIES OF LIFEPATH 2055 PORTFOLIO
--------------------------------------------------------------------------------
LifePath 2055 Portfolio invests all of its assets in the 2055 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2055 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. As of _____, 2010, LifePath 2055 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

PRINCIPAL RISKS OF INVESTING IN LIFEPATH 2055 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in LifePath
2055 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2055 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2055 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in LifePath 2055 Portfolio.

..    ALLOCATION RISK - LifePath 2055 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining LifePath 2055 Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

..    CONCENTRATION RISK - LifePath 2055 Portfolio's strategy of concentrating its investments in securities of companies in a particular market, industry, group of industries, sector or asset class, country, region or group of countries means that its performance will be closely tied to the performance of a particular market segment. LifePath 2055 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on LifePath 2055 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of companies in other industries or the broader market as a whole.

..    DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk.
     Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of LifePath 2055 Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

..    DERIVATIVES RISK - LifePath 2055 Portfolio's use of derivatives may reduce
     LifePath 2055 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of LifePath 2055 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

..    EMERGING MARKETS RISK - Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

..    EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

..    FOREIGN SECURITIES RISK - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that LifePath 2055 Portfolio will lose money. These risks include:

     . LifePath 2055 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

     . Changes in foreign currency exchange rates can affect the value of LifePath 2055 Portfolio's portfolio.

     . The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

     . The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

     . Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

     . Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

..    INVESTMENT IN MUTUAL FUNDS AND EXCHANGE TRADED FUNDS RISK - LifePath 2055
     Portfolio will invest substantially all of its assets in underlying BlackRock funds, so LifePath 2055 Portfolio's investment performance is directly related to the performance of the Underlying Funds. LifePath 2055 Portfolio may also directly invest in exchange traded funds ("ETFs"). LifePath 2055 Portfolio's net asset value ("NAV") will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in LifePath 2055 Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

..    JUNK BONDS RISK - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for LifePath 2055 Portfolio.

..    MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which LifePath 2055 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

..    MORTGAGE- AND ASSET-BACKED SECURITIES RISK - Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

..    PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

..    REIT INVESTMENT RISK - Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

..    SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, LifePath 2055 Portfolio may lose money and there may be a delay in recovering the loaned securities. LifePath 2055 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for LifePath 2055 Portfolio.

..    U.S. GOVERNMENT OBLIGATION RISK - Certain securities in which LifePath 2055
     Portfolio may invest, including securities issued by certain U.S.
     Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

LifePath 2055 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
LifePath 2055 Portfolio expects to commence operations as soon as practicable after the date of this prospectus ("Prospectus"). Because LifePath 2055 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The 2055 Master Portfolio's investment manager is BlackRock Fund Advisors.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                        PORTFOLIO
                       MANAGER OF
                        THE 2055
                         MASTER
                        PORTFOLIO
NAME                      SINCE         TITLE
----                   ----------       -----
Dagmar Nikles         Inception         Director of BTC
Leslie Gambon         Inception         Director of BTC
Alan Mason            Inception         Managing Director of BTC


PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
Class K Shares of the LifePath 2055 Portfolio are available only to (i) qualified recordkeepers with a distribution and/ or fund servicing agreement (establishing an omnibus trading relationship) maintained with the LifePath 2055 Portfolio's distributor, (ii) defined benefit plans, defined contribution plans, endowments and foundations with greater than $100 million in a qualified tax-exempt plan, and (iii) employers with greater than $100 million in the aggregate between qualified and non-qualified plans that they sponsor (collectively, "Institutions"). You may purchase or redeem shares of the LifePath 2055 Portfolio on each day the New York Stock Exchange ("NYSE") is open. Class K Shares are normally purchased through a customer's account at an Institution through procedures established by such Institution. Purchase orders may also be placed by calling (800) 441-7762 or by mail (c/o BlackRock Funds III, P.O. Box 9819, Providence, RI 02940-8019.) The LifePath 2055 Portfolio's initial minimum investment for Class K Shares is $1. The minimum investment for additional purchases is $1.

TAX INFORMATION
--------------------------------------------------------------------------------
Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code of 1986, as amended, generally are not subject to U.S. federal income tax on fund dividends or distributions or on sales of LifePath 2055 Portfolio shares. However, in the case of LifePath 2055 Portfolio shares held through a non-qualified deferred compensation plan, fund dividends and distributions received by the plan and sales of LifePath 2055 Portfolio shares by the plan generally will be taxable to the employer sponsoring such plan in accordance with U.S. federal income tax laws governing deferred compensation plans.

A plan participant whose retirement plan invests in LifePath 2055 Portfolio shares generally is not taxed on LifePath 2055 Portfolio dividends or distributions received by the plan or on sales of LifePath 2055 Portfolio shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan generally are taxable to plan participants as ordinary income. Special rules may also apply to such distributions. Plan participants should contact their own tax advisers for more information.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of LifePath 2055 Portfolio through a broker-dealer or other financial intermediary, LifePath 2055 Portfolio and BlackRock
Investments, LLC, LifePath 2055 Portfolio's distributor, or its affiliates may pay the intermediary for the sale of LifePath 2055 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend LifePath 2055 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Details About the LifePath Portfolios
--------------------------------------------------------------------------------
INVESTMENT TIME HORIZONS
--------------------------------------------------------------------------------
Each LifePath Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors on average may be willing to accept given a particular investment time horizon. An investor's time horizon marks the point when the investor plans to start making net withdrawals from his or her investments, in other words, the time when they will cease making new contributions to their investments. For many LifePath Portfolio investors, their time horizon is tied to the date that they plan to retire and begin gradually utilizing their investment to support themselves in retirement. For other LifePath Portfolio investors, their time horizon may represent the date when they plan to make substantial withdrawals for another purpose, such as a major purchase.

As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns. Each LifePath Portfolio has its own time horizon, as described in its investment objective in each LifePath Portfolio's "Key Facts" section in this Prospectus, which affects the targeted risk level of that LifePath Portfolio and, in turn, its asset allocation.

Each LifePath Portfolio has a distinct investment objective tied to its time horizon:

   . LifePath 2025 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025.

   . LifePath 2035 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035.

   . LifePath 2045 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045.

   . LifePath 2055 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055.

You should carefully consider the asset allocation and risks of each LifePath Portfolio before deciding whether to invest.

The LifePath Portfolios are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to begin withdrawing assets. Asset allocation is the distribution of investments among broad types of asset classes: equity securities, bonds and money market instruments. Each LifePath Portfolio is a "feeder" fund that invests all of its assets in a corresponding "master" portfolio (each, a "Master Portfolio") of MIP, a mutual fund that has the same objective and strategies as the applicable LifePath Portfolio. LifePath 2025 Portfolio invests all of its assets in 2025 Master Portfolio. LifePath 2035 Portfolio invests all of its assets in 2035 Master Portfolio. LifePath 2045 Portfolio invests all of its assets in 2045 Master Portfolio. LifePath 2055 Portfolio invests all of its assets in 2055 Master Portfolio. To implement the asset allocation strategy, each Master Portfolio, in turn, invests in a combination of Underlying Funds in proportions based on its own comprehensive investment strategy that gradually becomes more conservative as the year in the LifePath Portfolio's name approaches. BFA is the investment adviser to the Master Portfolios. For simplicity's sake, all discussion of investment objective, strategies and risks of a particular LifePath Portfolio refers also to the investment objective, strategies and risks of the applicable Master Portfolio, unless otherwise indicated. A description of the relationship of the LifePath Portfolios to their respective Master Portfolios appears under the heading "Account Information - Master/Feeder and Fund of Funds Structures" in this Prospectus.

WHICH LIFEPATH PORTFOLIO TO CONSIDER
The first step in choosing which LifePath Portfolio to consider is answering a key question: When will you need the money you are thinking of investing? Will it be in ten years, when your kids are ready for college? Or 30 years, when you retire?

The number in the name of most of the LifePath Portfolios is actually a year - a "target year" when you might expect to begin withdrawing your money. Selecting the LifePath Portfolio that may be most appropriate for your investment may be as simple as matching your target year with the closest LifePath Portfolio target year.

For example, let's say that you are investing for retirement purposes, and that you expect to retire at age 60. If you are 45 years old, you have 15 years before retirement. By adding 15 to the current year, you can define your "target year."

If you expect to retire in the year 2025, as in this example, you may conclude that LifePath 2025 Portfolio is the most appropriate LifePath Portfolio for you.

The investment mix of the LifePath Portfolios gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the LifePath Portfolios increasingly conservative.

In making your investment decision, you should keep in mind:

..    The LifePath Portfolios' investment strategies derive from the risk tolerance of average investors with a particular time horizon.

..    The LifePath Portfolios' time horizons are based on the year in their name.

If you are willing to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns, you may invest some or all of your assets in a LifePath Portfolio with a longer time horizon. If you desire a more conservative investment and are willing to forego some potential returns, you may invest some or all of your assets in a LifePath Portfolio with a shorter time horizon. The final choice is yours.

A FURTHER DISCUSSION OF PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Each LifePath Portfolio invests all of its assets in a corresponding Master Portfolio which allocates and reallocates its assets among the Underlying
Funds. The Master Portfolios with longer time horizons invest a greater portion of their assets in Underlying Funds that invest in equity securities, which provide a greater opportunity for capital appreciation over the long-term but have a greater risk of loss. The Master Portfolios with shorter time horizons invest a greater portion of their assets in Underlying Funds that invest in bonds and money market instruments, which typically offer reduced risk and price volatility but forego some potential returns. Accordingly, under normal circumstances, the LifePath Portfolios with shorter time horizons have lower expected returns than the LifePath Portfolios with longer time horizons.

In addition to investing in Underlying Funds, each Master Portfolio may borrow, lend its portfolio securities to brokers, dealers and financial institutions, and invest the collateral in certain short-term instruments either directly or through one or more joint accounts or money market funds, as described in greater detail in the LifePath Portfolios' combined Statement of Additional Information ("SAI").

As each Master Portfolio approaches its designated time horizon, it systematically seeks to reduce the level of risk by allocating assets more conservatively among the Underlying Funds. This systematic shift toward more conservative investments is designed to reduce the risk of significant reductions in the value of an investment in a LifePath Portfolio as it approaches its time horizon.

In determining the allocation of assets to the Underlying Funds, BFA uses a proprietary investment model that analyzes securities market data, including risk, asset class correlations, and expected returns, to provide portfolio allocations among the asset classes represented by the Underlying Funds. The allocations are periodically monitored and rebalanced in an effort to maximize expected return for a given level of risk. In managing the LifePath Portfolios, BFA focuses on long-term targets and objectives. The progression over time of a LifePath Portfolio's asset allocation to more conservative asset classes is a relatively steady process resulting in only gradual changes to the asset allocation from quarter to quarter. The Underlying Funds invest in a mix of equity securities, bonds and money market instruments. Certain Underlying Funds invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivatives, which are subject to additional risks, as described in the "Details About the LifePath Portfolios - A Further Discussion of Risk Factors" section of this Prospectus. The investment model adjusts each LifePath Portfolio's risk level by gradually making it more conservative as the year in the LifePath Portfolio's name approaches.

When a LifePath Portfolio reaches its stated time horizon and enters its most conservative phase, the allocation of its assets is expected to be similar to that of LifePath Retirement Portfolio (which is offered in a separate prospectus). Such LifePath Portfolio and LifePath Retirement Portfolio may then continue to operate as separate funds or, subject to approval by the Trust's Board of Trustees, they may be merged into a single fund.

THE UNDERLYING FUNDS
Two of the Underlying Funds - Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio - are diversified portfolios of MIP. Active Stock Master Portfolio seeks to provide long-term appreciation of capital. BFA invests Active Stock Master Portfolio's assets using a proprietary quantitative model that is designed to select stocks based on an analysis of a wide range of company-specific factors. CoreAlpha Bond Master Portfolio seeks to provide a combination of income and capital growth. BFA invests CoreAlpha Bond Master Portfolio's assets pursuant to a systematic method that relies on proprietary quantitative models to allocate assets among various bond sectors by evaluating each sector's relative value and risk-adjusted return.

The remaining Underlying Funds, other than BlackRock Cash Funds: Institutional (the "Underlying Money Market Fund") are ETFs that are part of the iShares family of funds ("Underlying iShares Funds"). Each of the Underlying iShares Funds seeks investment results that correspond generally to the performance, before fees and expenses, of its underlying index. As a result, adverse performance of a particular security in an Underlying iShares Fund's portfolio will ordinarily not result in the elimination of the security from the Underlying iShares Fund's portfolio. Each Underlying iShares Fund offers and issues iShares at their NAV per share only to certain institutional investors in aggregations of a specified number of iShares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. The iShares for these Underlying iShares Funds are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges. BFA purchases iShares on behalf of the Master Portfolios in the secondary market.

The relative weightings for each Master Portfolio in the various Underlying Funds will vary over time, and BFA is not required to invest any Master Portfolio's assets in each of the Underlying Funds or in any particular percentage in any given Underlying Fund. BFA may add, eliminate or replace Underlying Funds at any time.

Each Master Portfolio currently expects to invest in some or all of the Underlying Funds described below:

ACTIVE STOCK MASTER PORTFOLIO
Active Stock Master Portfolio seeks to provide long-term appreciation of capital. Active Stock Master Portfolio invests, under normal circumstances, at least 80% of its assets in common stocks. Active Stock Master Portfolio invests primarily in equity securities of U.S. companies with market capitalizations similar to the range of market capitalizations represented in the Standard & Poor's ("S&P") 500 Index(R). BFA invests Active Stock Master Portfolio's assets using a proprietary quantitative model that is designed to select stocks based on an analysis of a wide range of company-specific factors, such as relative values based on earnings and cash flows; earnings quality as measured by the company's financial condition and earnings reports; sentiment as expressed through management and market participant behavior; and industry classification. BFA considers risk parameters in deciding upon Active Stock Master Portfolio's aggregate holdings, and factors trading costs into its stock selection process.

COREALPHA BOND MASTER PORTFOLIO
CoreAlpha Bond Master Portfolio seeks to provide a combination of income and capital growth. BFA invests CoreAlpha Bond Master Portfolio's assets pursuant to a systematic method that relies on proprietary quantitative models to allocate assets among various bond sectors by evaluating each sector's relative value and risk-adjusted return. BFA's models also allocate assets among bonds of different maturities based on yield characteristics and expectations. Specific investment selection decisions are made on the basis of evaluations of relative value, credit quality and other factors. CoreAlpha Bond Master Portfolio invests, under normal circumstances, at least 80% of its assets in bonds. For the purposes of this strategy, "bonds" include the following: obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; debt obligations of U.S. corporations; U.S. dollar-denominated debt obligations of foreign issuers; municipal securities; and asset-backed securities. CoreAlpha Bond Master Portfolio invests a substantial portion of its assets in U.S.-registered, dollar-denominated bonds. CoreAlpha Bond Master Portfolio may invest in bonds of any maturity or duration.

BLACKROCK CASH FUNDS: INSTITUTIONAL
BlackRock Cash Funds: Institutional seeks a high level of income consistent with liquidity and the preservation of capital. BlackRock Cash Funds:
Institutional invests in high-quality, short-term money market instruments that include fixed-rate, floating-rate and variable-rate debt securities. BlackRock Cash Funds: Institutional also may invest in high-quality, short-term U.S. and foreign government debt, including the debt of agencies and instrumentalities, such as the Federal National Mortgage Association ("Fannie Mae"), U.S. and foreign bank obligations, corporate obligations, repurchase agreements and asset-backed securities.

UNDERLYING ISHARES FUNDS
In managing each of the Underlying iShares Funds, BFA uses a representative sampling index strategy. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the applicable underlying index. Underlying iShares Funds that use representative sampling may or may not hold all of the securities in the relevant underlying index.

ISHARES S&P 500 INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Index(R), which measures the performance of the large-capitalization sector of the U.S. equity market. The component stocks are weighted according to the float-adjusted market value of their outstanding shares.

ISHARES S&P MIDCAP 400 INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400 Index(TM), which measures the performance of the mid-capitalization sector of the U.S. equity market. The stocks in the S&P MidCap 400 Index(TM) have a market capitalization between $750 million and $3.3 billion (which may fluctuate depending on the overall level of the equity markets) as of _____, 2010 and are selected for liquidity and industry group representation. The S&P MidCap 400 Index(TM) consists of stocks from a broad range of industries.

ISHARES S&P SMALLCAP 600 INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600 Index(TM), which measures the performance of the small-capitalization sector of the U.S. equity market. The stocks in the S&P SmallCap 600 Index(TM) have a market capitalization between $200 million and $1 billion (which may fluctuate depending on the overall level of the equity markets) as of ____, 2010 and are selected for liquidity and industry group representation.

ISHARES S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P National AMT-Free Municipal Bond Index, which measures the performance of the investment-grade segment of the U.S. municipal bond market. As of March 31, 2010, there were ____ issues in the S&P National AMT-Free Municipal Bond Index.

ISHARES S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Sector Index(TM), which measures the performance of U.S.-traded stocks of natural resource-related companies in the U.S. and Canada, and includes companies in the following categories: producers of oil, gas and consumable fuels, energy equipment and services, metals and mining, manufacturers of paper and forest products, and producers of construction materials, containers and packaging.

ISHARES RUSSELL MIDCAP INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. The Russell Midcap Index is a float-adjusted, capitalization-weighted index of the 800 smallest issuers in the Russell 1000(R) Index.

ISHARES RUSSELL 2000 INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index, which measures the performance of the small capitalization sector of the U.S. equity market. The Russell 2000 Index is a float-adjusted, capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000(R) Index.

ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Major Index (the "Cohen & Steers Index"), which consists of selected U.S. REITs. The objective of the Cohen & Steers Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Cohen & Steers Index based on a rigorous review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion in the Cohen & Steers Index must meet minimum market capitalization and liquidity requirements. The Cohen & Steers Index is weighted according to the total market value of each REIT's outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the Cohen & Steers Index. Within the REIT market, the Cohen & Steers Index is diversified across property sectors that represent the current market.

ISHARES FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index, which measures the stock performance of companies engaged in the ownership and development of the following real estate markets defined as developed by FTSE EPRA/NAREIT: Canada, Europe (including Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom (including the Channel Islands)), Middle East (Israel) and Asia (including Australia, Hong Kong, Japan, New Zealand and Singapore). As of March 31, 2010, the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index was comprised of stocks of companies in the following markets: [Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Singapore, Spain, Sweden, Switzerland and the United Kingdom.]

ISHARES MSCI CANADA INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Canada Index developed by MSCI Inc. ("MSCI"). The MSCI Canada Index consists of stocks traded primarily on the Toronto Stock Exchange.

ISHARES MSCI EAFE INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE(R) Index, which has been developed by MSCI as an equity benchmark for its international stock performance. The MSCI EAFE Index includes stocks from Europe, Australasia and the Far East.

ISHARES MSCI EAFE SMALL CAP INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Small Cap Index, which represents the small cap size segment of the MSCI EAFE Index. The MSCI EAFE(R) Index includes securities from Europe, Australasia and the Far East. Under MSCI's Global Investable Market Index methodology, the small cap universe consists of the securities of those companies whose securities are not included in the large cap or mid cap segments of a particular market, which together comprise approximately 85% of each market's free float-adjusted market capitalization. The small cap segment covers the 85%-99% range of each market's free float-adjusted market capitalization.

ISHARES MSCI EMERGING MARKETS INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index, which is designed to measure equity market performance in the global emerging markets. [As of March 31, 2010, the MSCI Emerging Markets Index consisted of the following 22 emerging market country indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey.] Emerging market country indexes may be added to or deleted from the MSCI Emerging Markets Index from time to time. The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest up to 10% of its assets in shares of other iShares funds that invest in securities in the MSCI Emerging Markets Index. BFA waives a portion of its advisory fees otherwise due from the iShares MSCI Emerging Markets Index Fund in an amount equal to the portfolio management fees incurred by assets that are invested in shares of other iShares funds.

ISHARES BARCLAYS 1-3 YEAR CREDIT BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 1-3 Year Credit Bond Index, which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than three years.

ISHARES BARCLAYS 1-3 YEAR TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 1-3 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years.

ISHARES BARCLAYS 3-7 YEAR TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 3-7 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years.

ISHARES BARCLAYS 7-10 YEAR TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 7-10 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years.

ISHARES BARCLAYS 10-20 YEAR TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 10-20 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than 20 years.

ISHARES BARCLAYS 20+ YEAR TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 20+ Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 years or more.

ISHARES BARCLAYS AGGREGATE BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Aggregate Bond Index, which measures the performance of the total U.S. investment-grade bond market, which includes investment-grade U.S. Treasury bonds, government-related bonds, investment-grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The securities in the Index have $250 million or more of outstanding face value and have at least one year remaining to maturity. In addition, the securities must be U.S. dollar-denominated, fixed-rate and non-convertible. Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds are excluded from the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

ISHARES BARCLAYS CREDIT BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Credit Bond Index, which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year.

ISHARES BARCLAYS GOVERNMENT/CREDIT BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Government/Credit Bond Index, which measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (I.E., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to one year.

ISHARES BARCLAYS INTERMEDIATE CREDIT BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Credit Bond Index, which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than ten years.

ISHARES BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Government/

Credit Bond Index, which measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (I.E., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to one year and less than ten years.

ISHARES BARCLAYS MBS BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. MBS Index, which measures the performance of investment-grade mortgage-backed pass-through securities issued by the Government National Mortgage Association, Fannie Mae and the Federal Home Loan Mortgage Corporation.

ISHARES BARCLAYS SHORT TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Short Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months.

ISHARES BARCLAYS TIPS BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as "TIPS."

ISHARES JPMORGAN USD EMERGING MARKETS BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan EMBI Global Core Index, which is a broad, diverse U.S. dollar-denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries.

ISHARES IBOXX $ HIGH YIELD CORPORATE BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx(R) $ Liquid High Yield Index, which is a rules-based index consisting of liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the International Index Company Limited ("IIC"). The iBoxx(R) $ Liquid High
Yield Index is designed to provide a broad representation of the U.S. dollar-denominated high yield liquid corporate bond market. The iBoxx(R)
$ Liquid High Yield Index is a modified market value weighted index. There is no limit to the number of issues in the iBoxx(R) $ Liquid High Yield
Index, but as of March 31, 2010, the iBoxx(R) $ Liquid High Yield Index included approximately ___ constituents. [Certain methodology changes took effect at the iBoxx(R) $ Liquid High Yield Index's June 30, 2009 rebalancing, and weighting adjustments are expected to be completed over a six-month period.]

The following table lists the Underlying Funds and the asset allocation for each Master Portfolio as of the commencement of operations. BFA allocates each Master Portfolio's assets among the Underlying Funds based on the Master Portfolio's investment objective and policies. The asset allocation for each Master Portfolio will vary over time, and BFA is not required to invest any Master Portfolio's assets in each of the Underlying Funds or in any particular percentage in any given Underlying Fund. BFA may add, eliminate or replace Underlying Funds at any time:

                               UNDERLYING FUNDS
                     (as of the commencement of operations)

                                                           LIFEPATH        LIFEPATH        LIFEPATH       LIFEPATH
                                                             2025            2035            2045           2055
                                                          PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                          ---------       ---------       ---------       ---------
 CAPITAL GROWTH
 Master Investment Portfolio-Active Stock Master            ____%           ____%           ____%           ____%
 Portfolio
 iShares S&P MidCap 400 Index Fund                          ____%           ____%           ____%           ____%
 iShares S&P SmallCap 600 Index Fund                        ____%           ____%           ____%           ____%
 iShares MSCI EAFE Index Fund                               ____%           ____%           ____%           ____%
 iShares Cohen & Steers Realty Majors Index Fund            ____%           ____%           ____%           ____%
 iShares FTSE EPRA/NAREIT Developed Real Estate             ____%           ____%           ____%           ____%
 ex-U.S. Index Fund
 iShares MSCI Emerging Markets Index Fund                   ____%           ____%           ____%           ____%
 iShares MSCI Canada Index Fund                             ____%           ____%           ____%           ____%
 iShares MSCI EAFE Small Cap Index Fund                     ____%           ____%           ____%           ____%
 CAPITAL GROWTH AND INCOME
 Master Investment Portfolio-CoreAlpha Bond Master          ____%           ____%           ____%           ____%
 Portfolio
 iShares Barclays TIPS Bond Fund                            ____%           ____%           ____%           ____%
 INCOME
 BlackRock Cash Funds: Institutional - SL Agency            ____%           ____%           ____%           ____%
 Shares

-------
Note: The allocation percentages may not add to, or may appear to exceed, 100% due to rounding.

"Standard & Poor's(R)," "S&P(R)," "S&P 500 Index(R)," "S&P
MidCap 400 Index(TM)," "S&P SmallCap 600 Index(TM)," "S&P National AMT-Free Municipal Bond Index(TM)," and "S&P North American Natural Resources Sector Index(TM)" are trademarks of Standard & Poor's Financial Services LLC (a subsidiary of The McGraw-Hill Companies) ("S&P") licensed for use for certain purposes by BTC. The iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and iShares S&P North American Natural Resources Sector Index Fund that are based on S&P Indexes are not sponsored, endorsed, sold or promoted by S&P or its affiliates, and S&P and its affiliates make no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"International Index Company Limited" and "iBoxx(R) $ Liquid High Yield
Index" are trademarks of IIC licensed for use for certain purposes by BTC. The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC, and IIC makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"FTSE," "EPRA," "NAREIT" and "FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index" are marks that have been licensed for use for certain purposes by BTC. The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE, the London Stock Exchange plc, Euronext N.V., the Financial Times Limited, EPRA or NAREIT (together the "FTSE Licensor Parties"), and the FTSE Licensor Parties make no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"JPMorgan" and "JPMorgan EMBI Global Core Index" are trademarks of JPMorgan Chase & Co.(Copyright) ("JPMorgan") licensed for use for certain purposes by BTC. The iShares JPMorgan USD Emerging Markets Bond Fund is not sponsored, endorsed, sold or promoted by JPMorgan, and JPMorgan makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"Cohen & Steers" and "Cohen & Steers Realty Majors Index" are trademarks of Cohen & Steers Capital Management, Inc. ("Cohen & Steers") licensed for use for certain purposes by BTC. The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers, and Cohen & Steers makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"Barclays Capital Inc.," "Barclays Capital U.S. 1-3 Year Credit Bond Index," "Barclays Capital U.S. 1-3 Year Treasury Bond Index," "Barclays Capital U.S. 3-7 Year Treasury Bond Index," "Barclays Capital U.S. 7-10 Year Treasury Bond Index," "Barclays Capital U.S. 10-20 Year Treasury Bond Index," "Barclays Capital U.S. 20+ Year Treasury Bond Index," "Barclays Capital U.S. Aggregate Bond Index," "Barclays Capital U.S. Credit Bond Index," "Barclays Capital U.S. Government/Credit Bond Index," "Barclays Capital U.S. Intermediate Credit Bond Index," "Barclays Capital U.S. Intermediate Government/Credit Bond Index," "Barclays Capital U.S. MBS Index," "Barclays Capital U.S. Short Treasury Bond Index," and the "Barclays Capital U.S. Treasury Inflation Protected Securities
(TIPS) Index (Series-L)" (collectively referred to as the "iShares Bond Fund Indexes") are trademarks of Barclays Bank PLC licensed for use for certain purposes by BTC. The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund are not sponsored, endorsed, sold or promoted by Barclays Capital Inc. ("Barclays Capital"), and Barclays Capital makes no representation or warranty, express or implied, regarding the advisability of investing in iShares. The iShares Bond Fund Indexes are maintained by Barclays Capital. Neither BTC nor BFA has or will have a role in maintaining the iShares Bond Fund Indexes.

"MSCI Canada Index(SM)," "MSCI EAFE(R) Index" and "MSCI Emerging Markets Index(SM)" are servicemarks and "MSCI EAFE Small Cap Index" is a trademark of MSCI, and such marks have been licensed for use for certain purposes by BTC. The iShares MSCI Canada Index Fund, iShares MSCI

EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI, and neither MSCI nor any other party makes any representation or warranty, express or implied, regarding the advisability of investing in iShares.

A FURTHER DISCUSSION OF RISK FACTORS
--------------------------------------------------------------------------------
This section contains a description of the general risks of investing in the LifePath Portfolios. "Description of the LifePath Portfolios and their Investments and Risks" in the SAI also includes more information about the LifePath Portfolios, their investments and the related risks. There can be no guarantee that a LifePath Portfolio will meet its objective or that a LifePath Portfolio's performance will be positive for any period of time. An investment in a LifePath Portfolio is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency.

GENERAL
The NAV of each LifePath Portfolio's shares is neither insured nor guaranteed, is not fixed and will fluctuate.

GENERAL RISKS APPLICABLE TO THE LIFEPATH PORTFOLIOS

ALLOCATION RISK - The LifePath Portfolios' ability to achieve their investment goals depends upon BFA's skill in determining the LifePath Portfolios' strategic asset class allocation and in selecting the best mix of Underlying Funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the Underlying Funds will achieve their investment objectives, and the Underlying Funds' performance may be lower than the performance of the asset class which they were selected to represent. The Underlying Funds may change their investment objectives or policies without the approval of the LifePath Portfolios. If an Underlying Fund were to change its investment objective or policies, the LifePath Portfolios might be forced to withdraw their investment from the Underlying Fund at a disadvantageous time and price.

CONCENTRATION RISK - The LifePath Portfolios' strategy of concentrating its investments in securities of companies in a particular market, industry, group of industries, sector or asset class, country, region or group of countries means that their performance will be closely tied to the performance of a particular market segment. The LifePath Portfolios' concentration in these companies may present more risks than if they were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath Portfolios than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of companies in other industries or the broader market as a whole.

DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolios' investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

DERIVATIVE SECURITIES RISK - The LifePath Portfolios' use of derivatives may reduce the LifePath Portfolios' returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolios' use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolios to sell or otherwise close a derivatives position could expose the LifePath Portfolios to losses and could make derivatives more difficult for the LifePath Portfolios to value accurately. The LifePath Portfolios could also suffer losses related to their derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BFA may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the LifePath Portfolios' derivatives positions to lose value. When a derivative is used as a hedge against a position that the LifePath Portfolios hold, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the LifePath Portfolios' hedging transactions will be effective. The income from certain derivatives may be subject to U.S. federal income tax.

EMERGING MARKETS RISK - The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the LifePath Portfolio could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the LifePath Portfolio's investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

EQUITY SECURITIES RISK - Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the LifePath Portfolios could decline if the financial condition of the companies the LifePath Portfolios invest in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

INVESTMENTS IN MUTUAL FUNDS AND ETFS RISK - Each LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolios may also directly invest in ETFs. The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolios will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs. For example, the LifePath Portfolios indirectly pay a portion of the expenses (including operating expenses and management fees) incurred by the Underlying Funds and ETFs.

One Underlying Fund may buy the same securities that another Underlying Fund sells. In addition, a LifePath Portfolio may buy the same securities that an Underlying Fund sells, or vice-versa. If this happens, an investor in the LifePath Portfolio would indirectly bear the costs of these transactions without accomplishing the intended investment purpose. Also, an investor in a LifePath Portfolio may receive taxable gains from portfolio transactions by an Underlying Fund, as well as taxable gains from transactions in shares of the Underlying Fund by the LifePath Portfolio. Certain of the Underlying Funds may hold common portfolio securities, thereby reducing the diversification benefits of the LifePath Portfolios.

In order to minimize expenses, the LifePath Portfolios intend to invest in the class of shares of each Underlying Fund with the lowest shareholder fees and net fund operating expenses. As the Underlying Funds or the LifePath Portfolios' allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the LifePath Portfolios may increase or decrease.

Underlying iShares Funds are subject to additional risks due to their shares being listed and traded on securities exchanges. There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged. An ETF may trade at, above or below its NAV. The NAV of an ETF will fluctuate with changes in the market value of its holdings. The trading price of an ETF will generally fluctuate in accordance with changes in its NAV, as well as market supply and demand.

FOREIGN SECURITIES RISK - Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. In particular, the LifePath Portfolio is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the LifePath Portfolio to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

CERTAIN RISKS OF HOLDING FUND ASSETS OUTSIDE THE UNITED STATES - The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the LifePath Portfolio's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the LifePath Portfolio to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the LifePath Portfolio can earn on its investments and typically results in a higher operating expense ratio for the LifePath Portfolio than for investment companies invested only in the United States.

CURRENCY RISK - Securities and other instruments in which the LifePath Portfolio invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the LifePath Portfolio.

Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as "currency risk," means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

FOREIGN ECONOMY RISK - The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair the LifePath Portfolio's ability to purchase or sell foreign securities or transfer the LifePath Portfolio's assets or income back into the United States, or otherwise adversely affect the LifePath Portfolio's operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the LifePath Portfolio's investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the LifePath Portfolio's investments.

GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS - Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company's securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the LifePath Portfolio to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for LifePath Portfolio management to completely and accurately determine a company's financial condition.

SETTLEMENT RISK - Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the LifePath Portfolio to carry out transactions. If the LifePath Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the LifePath Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party; the LifePath Portfolio could be liable for any losses incurred.

JUNK BONDS RISKS - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolios. The major risks of junk bond investments include:

..    Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

..    Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer's industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.

..    Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

..    Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the LifePath Portfolios before it matures. If the issuer redeems junk bonds, the LifePath Portfolios may have to invest the proceeds in bonds with lower yields and may lose income.

..    Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the LifePath Portfolios' securities than is the case with securities trading in a more liquid market.

..    The LifePath Portfolios may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

..    The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath Portfolios invest will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

MORTGAGE- AND ASSET-BACKED SECURITIES RISK - Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, mortgage- and asset-backed backed securities are subject to "prepayment risk" and "extension risk." Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the LifePath Portfolios may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. Asset-backed securities and commercial mortgage-backed securities ("CMBS") generally experience less prepayment than residential mortgage-backed securities.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The LifePath Portfolios' investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The LifePath Portfolios' investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations ("CMOs"). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only (POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as "mortgage derivatives" and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the LifePath Portfolios invest in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by BFA, it is possible that the LifePath Portfolios could lose all or substantially all of their investment.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the LifePath Portfolios' mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the LifePath Portfolios may invest may also provide a degree of investment leverage, which could cause the LifePath Portfolios to lose all or substantially all of their investment.

PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for the Underlying iShares Funds, those Underlying iShares Funds may hold stocks in companies that present risks that an investment adviser researching individual stocks might seek to avoid.

REIT INVESTMENT RISK - In addition to the risks facing real estate-related securities, such as a decline in property values due to increasing vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolios may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolios could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolios.

U.S. GOVERNMENT OBLIGATIONS RISK - Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. government are backed by the full faith and credit of the United States (E.G., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (E.G., the Federal Home Loan Banks); and others are supported by the discretionary authority of the U.S. government to purchase an agency's obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

FOR A DESCRIPTION OF THE LIFEPATH PORTFOLIOS' POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THEIR MASTER PORTFOLIOS' PORTFOLIO HOLDINGS, AND A FURTHER DISCUSSION OF THE LIFEPATH PORTFOLIOS' INVESTMENTS AND RISKS, PLEASE REFER TO THE LIFEPATH PORTFOLIOS' SAI.

Account Information
--------------------------------------------------------------------------------

DETAILS ABOUT CLASS K SHARES
--------------------------------------------------------------------------------
Class K Shares of the LifePath Portfolios are available only to (i) qualified recordkeepers with a distribution and/ or fund servicing agreement
(establishing an omnibus trading relationship) maintained with the LifePath Portfolios' distributor, (ii) defined benefit plans, defined contribution plans, endowments and foundations with greater than $100 million in a qualified tax-exempt plan, and (iii) employers with greater than $100 million in the aggregate between qualified and non-qualified plans that they sponsor (previously defined collectively as, "Institutions"). The LifePath Portfolios' initial minimum investment for Class K Shares is $1. The minimum investment for additional purchases is $1.

Class K Shares of the LifePath Portfolios are distributed by BlackRock
 Investments, LLC (the "Distributor").

LIFEPATH PORTFOLIOS' RIGHTS
--------------------------------------------------------------------------------
Each LifePath Portfolio may:

..    Suspend the right of redemption if trading is halted or restricted on the
     NYSE or under other emergency conditions described in the Investment Company Act of 1940 Act (the "1940 Act"),

..    Postpone date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the 1940 Act or if a redemption request is made before a LifePath Portfolio has collected payment for the purchase of shares,

..    Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the 1940 Act, and

..    Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

HOW TO BUY, SELL AND TRANSFER SHARES
--------------------------------------------------------------------------------
The chart on the following pages summarizes how to buy, sell and transfer shares through your financial professional or other financial intermediary. You may also buy, sell and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling or transferring shares through BlackRock, call (800) 441-7762. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

Each LifePath Portfolio may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the LifePath Portfolio at any time for any reason.

In addition, the LifePath Portfolios may waive certain requirements regarding the purchase, sale or transfer of shares described below.

HOW TO BUY SHARES

             YOUR CHOICES              IMPORTANT INFORMATON FOR YOU TO KNOW
INITIAL      First, select the         The LifePath Portfolios offer other classes of shares (Investor A Shares, Investor C
PURCHASE     share class appropriate   Shares, Class R Shares and Institutional Shares) with different features and expense
             for you                   levels, which you may be eligible to buy. Please see the LifePath Portfolios Investor A
                                       Shares, Investor C Shares, Class R Shares and Institutional Shares prospectuses for more information.

HOW TO BUY SHARES

             YOUR CHOICES              IMPORTANT INFORMATON FOR YOU TO KNOW
                                       When you place your initial order, you must indicate which share class you select (if you do not specify a class and do not qualify to purchase Institutional Shares, you will receive Investor A Shares).

                                       Certain factors, such as the amount of your investment, your time frame for investing, and your financial goals, may affect which share class you choose. Your financial representative can help you determine which share class is appropriate for you.

             Next, determine the       Refer to the minimum initial investment in the "Account Information - Details About Class K
             amount of your            Shares" in this Prospectus.
             investment

             Have your financial       The price of your shares is based on the next calculation of a LifePath Portfolio's NAV intermediary submit your  after your order is placed. Any purchase orders placed prior to the close of business on
             purchase order            the NYSE (generally 4:00 p.m. Eastern time) will be priced at the NAV determined that day.
                                       Certain financial intermediaries, however, may require submission of orders prior to that time.

                                       Purchase orders placed after that time will be priced at the NAV determined on the next business day. The LifePath Portfolios may reject any order to buy shares and may suspend the sale of shares at any time. Financial intermediaries may charge a processing fee to confirm a purchase.


             Or contact BlackRock      To purchase shares directly with BlackRock, call (800) 441-7762 and request a new account
             (for accounts held        application. Mail the completed application along with a check payable to "BlackRock Funds"
             directly with BlackRock)  to PNC Global Investment Servicing (U.S.) Inc. (the "Transfer Agent") at the address on the application.

ADD          Purchase additional       The minimum investment for additional purchases is generally $1 for all accounts.
TO           shares
YOUR
INVESTMENT

             Have your financial       To purchase additional shares you may contact your financial professional or financial
             professional or           intermediary. For more details on purchasing by Internet see below.
             financial intermediary
             submit your purchase
             order for additional
             shares

             Or contact BlackRock      PURCHASE BY TELEPHONE: Call (800) 441-7762 and speak with one of our representatives. The
             (for accounts held        LifePath Portfolios have the right to reject any telephone request for any reason.
             directly with BlackRock)
                                       PURCHASE IN WRITING: You may send a written request to BlackRock at the address on the back cover of this Prospectus.

                                       PURCHASE BY VRU: Class K Shares may also be purchased by use of the LifePath Portfolio's automated voice response unit service ("VRU") at (800) 441-7762.

HOW TO BUY SHARES

             YOUR CHOICES              IMPORTANT INFORMATON FOR YOU TO KNOW
                                       PURCHASE BY INTERNET: You may purchase your shares, and view activities in your account, by logging onto the BlackRock website at www.blackrock.com/funds. Purchases made on the
                                       Internet using the Automated Clearing House Network ("ACH") will have a trade date that is the day after the purchase is made. Certain institutional clients' purchase orders for
                                       Class K Shares placed by wire prior to the close of business on the NYSE will be placed at the NAV determined that day. Contact your financial intermediary or BlackRock for further information. Each LifePath Portfolio limits Internet purchases in shares of the LifePath
                                       Portfolio to $25,000 per trade. Different maximums may apply to certain institutional investors. Please read the On-Line Services Disclosure Statement and User Agreement, the
                                       Terms and Conditions page and the Consent to Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.

                                       The LifePath Portfolios employ reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User Agreement with a LifePath Portfolio in order to open an account through the website, the shareholder waives any right to reclaim any losses from a LifePath Portfolio or any of its affiliates, incurred through fraudulent activity.

             Acquire additional        All dividends and capital gains distributions are automatically reinvested without a sales
             shares by reinvesting     charge. To make any changes to your dividend and/or capital gains distributions options,
             dividends and capital     please call (800) 441-7762, or contact your financial professional (if your account is not
             gains                     held directly with BlackRock).

             Participate in the        BlackRock's AIP allows you to invest a specific amount on a periodic basis from your
             Automatic Investment      checking or savings account into your investment account.
             Plan ("AIP")              Refer to the "Account Services and Privileges" section of this Prospectus for additional information.

HOW          Making payment for        Payment for an order must be made in Federal funds or other immediately available funds by
TO           purchases                 the time specified by your financial professional or other financial intermediary, but in
PAY                                    no event later than 4:00 p.m. (Eastern time) on the first business day (in the case of
FOR                                    Class K Shares) following BlackRock's receipt of the order. If payment is not received by
SHARES                                 this time, the order will be canceled and you and your financial professional or other financial intermediary will be responsible for any loss to the LifePath Portfolios.

                                       For shares purchased directly from the LifePath Portfolio, a check payable to BlackRock
                                       Funds which bears the name of the LifePath Portfolio you are purchasing must accompany a completed purchase application. There is a $20 fee for each purchase check that is returned due to insufficient funds.

                                       The LifePath Portfolios do not accept third-party checks. You may also wire Federal funds to a LifePath Portfolio to purchase shares, but you must call (800) 441-7762 before doing so to confirm the wiring instructions.

HOW TO SELL SHARES

             YOUR CHOICES              IMPORTANT INFORMATION FOR YOU TO KNOW
FULL         Have your                 You can make redemption requests through your financial professional. Shareholders should
OR           financial                 indicate that they are redeeming Class K Shares. The price of your shares is based on the
PARTIAL      intermediary              next calculation of a LifePath Portfolio's NAV after your order is placed. For your
REDEMPTION   submit your               redemption request to be priced at the NAV on the day of your request, you must submit your
OF           sales order               request to your financial intermediary prior to that day's close of business on the NYSE
SHARES                                 (generally 4:00 p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the NAV at the close of business on the next business day.

                                       Financial intermediaries may charge a fee to process a redemption of shares. Shareholders should indicate which class of shares they are redeeming.

                                       The LifePath Portfolios may reject an order to sell shares under certain circumstances.

             Selling                   METHODS OF REDEEMING:
             shares held
             directly                  REDEEM BY TELEPHONE: You may sell Class K Shares held directly at BlackRock by telephone
             with                      request if certain conditions are met and if the amount being sold is less than (i)
             BlackRock                 $100,000 for payments by check or (ii) $250,000 for payments through the ACH or wire transfer. Certain redemption requests such as those in excess of these amounts, must be in writing with a medallion signature guarantee. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.

                                       The LifePath Portfolios, their administrator and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The LifePath
                                       Portfolios and their service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The LifePath Portfolios may refuse a telephone redemption request if they believe it is advisable to do so.

HOW TO SELL SHARES

             YOUR CHOICES              IMPORTANT INFORMATION FOR YOU TO KNOW
                                       During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find below alternative redemption methods.

                                       REDEEM BY VRU: Class K Shares may also be redeemed by use of the LifePath Portfolios' VRU.
                                       Payment for Class K Shares redeemed by VRU may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire.

                                       REDEEM BY INTERNET: You may redeem in your account by logging onto the BlackRock website at
                                       www.blackrock.com/funds. Proceeds from Internet redemptions may be sent via check, ACH or wire to the bank account of record. Payment for Class K Shares redeemed by VRU may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire.

                                       REDEEM IN WRITING: You may sell shares held at BlackRock by writing to BlackRock, P.O. Box
                                       9819, Providence, RI 02940-8019 or for overnight delivery, 101 Sabin Street, Pawtucket, RI
                                       02860- 1427. All shareholders on the account must sign the letter. A medallion signature guarantee will generally be required but may be waived in certain limited circumstances.
                                       You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. Proceeds from redemptions may be sent via check, ACH or wire to the bank account of record.

                                       PAYMENT OF REDEMPTION PROCEEDS Redemption proceeds may be paid by check or, if a LifePath
                                       Portfolio has verified banking information on file, through ACH or by wire transfer.

HOW TO SELL SHARES

             YOUR CHOICES              IMPORTANT INFORMATION FOR YOU TO KNOW
                                       PAYMENT BY CHECK: BlackRock will normally mail redemption proceeds within seven days following receipt of a properly completed request. Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail. You are responsible for any additional charges imposed by your bank for this service.

                                       PAYMENT BY WIRE TRANSFER: Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the
                                       LifePath Portfolios' custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the LifePath Portfolios' custodian is closed is normally wired in Federal funds on the next business day following redemption on which the LifePath Portfolio's custodian is open for business. The LifePath Portfolios reserve the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the LifePath Portfolio, an earlier payment could adversely affect a LifePath Portfolio.

                                       If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account. Shareholders will pay $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service. No charge for wiring redemption payments with respect to Class K Shares is imposed by the LifePath Portfolios.

                                       The LifePath Portfolios are not responsible for the efficiency of the Federal wire system or the shareholder's firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the LifePath Portfolio at the address on the back cover of this Prospectus.

HOW TO SELL SHARES

             YOUR CHOICES              IMPORTANT INFORMATION FOR YOU TO KNOW
                                       PAYMENT BY ACH: Redemption proceeds may be sent to the shareholder's bank account (checking or savings) via ACH. Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally sent to the redeeming shareholder the next business day, with receipt at the receiving bank within the next two business days (48-72 hours); provided that the LifePath Portfolios' custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the LifePath Portfolios' custodian is closed is normally sent on the next business day following redemption on which the LifePath Portfolios' custodian is open for business.

                                       The LifePath Portfolios reserve the right to send redemption proceeds within seven days after receiving a redemption order if, in the judgment of a LifePath Portfolio, an earlier payment could adversely affect the LifePath Portfolio. No charge for sending redemption payments via ACH is imposed by the LifePath Portfolios. If you make a redemption request before a LifePath Portfolio has collected payment for the purchase of shares, the LifePath
                                       Portfolio may delay mailing your proceeds. This delay will usually not exceed ten days.

HOW TO TRANSFER YOUR ACCOUNT

              YOUR CHOICES             IMPORTANT INFORMATION FOR YOU TO KNOW
TRANSFER      Transfer to a            You may transfer your Class K Shares of a LifePath Portfolio only to another financial
SHARES        participating            professional or financial intermediary that has an agreement with the Distributor. Certain
TO            financial                shareholder services may not be available for the transferred shares. All future trading of
ANOTHER       professional or          these assets must be coordinated by the receiving firm.
SECURITIES    other
DEALER        financial
OR            intermediary             If your account is held directly with BlackRock, you may call (800) 441-7762 with any
OTHER                                  questions; otherwise please contact your financial intermediary to accomplish the transfer
FINANCIAL                              of shares.
INTERMEDIARY
              Transfer to a            You must either:
              non-participating
              financial professional
              or other                 .Transfer your Class K Shares to an account with a LifePath Portfolio; or
              financial intermediary   .Sell your shares, paying any applicable deferred sales charge.

                                       If your account is held directly with BlackRock, you may call (800) 441-7762 with any questions; otherwise please contact your financial intermediary to accomplish the transfer of shares.

CALCULATING THE LIFEPATH PORTFOLIOS' SHARE PRICE
--------------------------------------------------------------------------------
Each LifePath Portfolio's share price (also known as a LifePath Portfolio's
NAV) is calculated by dividing the value of the net assets of the LifePath Portfolio (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the LifePath Portfolio, generally rounded to the nearest cent.

Each LifePath Portfolio's NAV is calculated at the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern Time) on any Business Day. If regular trading on the NYSE closes early, the time for calculating each LifePath Portfolio's NAV and the deadline for share transactions will be accelerated to the earlier closing time. The NAV of each LifePath Portfolio is calculated based on the NAV of the Master Portfolio in which the LifePath Portfolio invests. The LifePath Portfolios' SAI includes a description of the methods for valuing the Master Portfolios' investments, including a description of the circumstances in which the Master Portfolios' investments would be valued using fair value pricing and the effects of using fair value pricing.

LIFEPATH PORTFOLIO DISTRIBUTIONS
--------------------------------------------------------------------------------
The LifePath Portfolios distribute their net investment income to shareholders quarterly. The LifePath Portfolios distribute their net realized capital gains, if any, to shareholders at least annually. Distributions payable to you will be automatically reinvested in additional Class K Shares of your LifePath Portfolio, unless you have elected to receive distribution payments in cash.

FREQUENT TRADING IN LIFEPATH PORTFOLIO SHARES
--------------------------------------------------------------------------------
Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on a fund and its shareholders. Depending on various factors, such as the size of the fund's investment portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a fund's investment portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's NAV ("market timing").

Each LifePath Portfolio invests only in interests of its Master Portfolio, and the Boards of Trustees of MIP and the Trust have each considered the issues of frequent trading and market timing. MIP's Board of Trustees has adopted a policy of not monitoring for possible market timing activity because the Master Portfolios' holdings are valued as of the same time that the NAV of the Master Portfolios is calculated (generally 4:00 p.m. Eastern time), which eliminates the potential arbitrage opportunity presented by a lag between a change in the value of the Master Portfolios' holdings and the reflection of that change in the Master Portfolios' respective NAVs. MIP's Board of Trustees has not adopted a policy of monitoring for other forms of frequent trading because daily flows into and out of the Master Portfolios are aggregated, and the process of aggregation is expected to reduce the potential for frequent trading to disrupt the implementation of the Master Portfolios' investment strategies.

The Trust's Board of Trustees has not adopted a policy of monitoring for market timing or other frequent trading activity in the LifePath Portfolios in light of the nature of the LifePath Portfolios' investment in Master Portfolios, the policies of the Master Portfolios, as described in the preceding paragraphs, and the historical nature of flows into and out of the LifePath Portfolios.

BTC's ability to monitor trades that are placed by participants in plans that are shareholders in the LifePath Portfolios or other shareholders in the LifePath Portfolios that trade through omnibus accounts maintained by intermediaries will be severely limited to the extent BTC does not receive transaction information showing individual investment decisions. Upon request by the LifePath Portfolios, intermediaries are required to provide certain transaction information that may enable the LifePath Portfolios to identify trading activity that is potentially harmful to the LifePath Portfolios. The LifePath Portfolios may, but do not have the obligation to, respond to any potentially harmful trading activity that is identified. In the event any potentially harmful trading activity is identified, responses may include the imposition of trading restrictions, the rejection of purchases, or such other steps the LifePath Portfolios determine are appropriate. Financial Intermediaries' ability to impose restrictions on the trading practices of their clients may, however, be affected by legal or technological limitations.

The LifePath Portfolios may from time to time implement various methods that the LifePath Portfolios believe are appropriate to deter market timing, frequent trading or other activity that may be detrimental to the LifePath Portfolios or long-term investors in the LifePath Portfolios. There is no assurance that any such methods will prevent such detrimental trading activity.

TAXES
--------------------------------------------------------------------------------
The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the LifePath Portfolios and their U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the LifePath Portfolios' SAI for additional U.S. federal income tax information.

Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, generally are not subject to U.S. federal income tax on fund dividends or distributions or on sales of LifePath Portfolio shares. However, in the case of LifePath Portfolio shares held through a non-qualified deferred compensation plan, fund dividends and distributions received by the plan and sales of LifePath Portfolio shares by the plan generally will be taxable to the employer sponsoring such plan in accordance with U.S. federal income tax laws governing deferred compensation plans.

A plan participant whose retirement plan invests in LifePath Portfolio shares generally is not taxed on LifePath Portfolio dividends or distributions received by the plan or on sales of LifePath Portfolio shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan generally are taxable to plan participants as ordinary income. Special rules may also apply to such distributions. Plan participants should contact their own tax advisers for more information.

You must provide your correct social security number or other taxpayer identification number to the LifePath Portfolio along with any certifications required by the Internal Revenue Service when you open an account.

MASTER/FEEDER AND FUND OF FUNDS STRUCTURES
--------------------------------------------------------------------------------
The LifePath Portfolios do not have their own investment adviser. Instead, each LifePath Portfolio invests all of its assets in the applicable Master
Portfolio, which has an investment objective, strategies and policies substantially identical to the LifePath Portfolio. BFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the LifePath Portfolios.

FEEDER FUND EXPENSES
Feeder funds, including the LifePath Portfolios, bear their respective Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

FEEDER FUND RIGHTS
Under the master/feeder structure, the Trust's Board of Trustees retains the right to withdraw a LifePath Portfolio's assets from its Master Portfolio if it believes doing so is in the best interests of the LifePath Portfolio's shareholders. If the Trust's Board of Trustees decides to withdraw a LifePath Portfolio's assets, it would then consider whether the LifePath Portfolio should hire its own investment adviser, invest in another master portfolio or take other action.

FUND OF FUNDS
The Master Portfolios do not invest directly in a portfolio of securities. Instead, they invest in the Underlying Money Market Fund and other Underlying Funds that are also advised by BFA. Each Master Portfolio charges for its own direct expenses, in addition to bearing a PRO RATA share of the expenses charged by the Underlying Funds in which it invests.

Management of the LifePath Portfolios
--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------
Each LifePath Portfolio is a feeder fund that invests all of its assets in a Master Portfolio that has an investment objective, strategies and policies substantially identical to the LifePath Portfolio. The Master Portfolios, in turn, invest in a combination of Underlying Funds. BFA, a registered investment adviser, serves as investment adviser to each Master Portfolio, and also serves as investment adviser to each Underlying Fund, with the exception of the Underlying Money Market Fund, which invests in a master portfolio advised by BFA. BFA manages investing the Master Portfolios' assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the MIP's Board of Trustees. For its services to the Master Portfolios, BFA is entitled to receive an annual management fee of ___% of each Master Portfolio's average daily net assets.

For its services to the Underlying Funds, BFA receives fees that differ from the fees described for the LifePath Portfolios in this Prospectus. BFA provides investment advisory services for the Underlying Funds that differ from the investment advisory services it provides for the Master Portfolios. For services provided to the Underlying Funds, BFA receives investment advisory fees from the Underlying Funds. In addition, BTC provides administration services to certain of the Underlying Funds and, for those services, may receive administration fees from those Underlying Funds. BFA has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to management and administration fees, if any, paid by the Underlying Funds to BFA and BTC, respectively, through December 1, 2011.

BFA is located at 400 Howard Street, San Francisco, CA 94105. BFA is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock, Inc. ("BlackRock"). As of March 31, 2010, BTC and its affiliates, including BFA, had approximately $__ in investment company and other portfolio assets under management. BFA, BTC, BlackRock Execution Services, BlackRock and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolios invest.

A discussion regarding the basis for the MIP's Board of Trustees' approval of the investment advisory agreements with BFA will be available in the LifePath Portfolios' annual report for the year ended December 31, 2010.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Dagmar Nikles, Leslie Gambon and Alan Mason (the "Portfolio Managers") are jointly and primarily responsible for the day-to-day management of the Master Portfolios and act collaboratively on all aspects concerning the Master Portfolios. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

Ms. Nikles has been employed as a Senior Investment Strategist in the defined contributions team at BFA and BTC since December 2009. From July 2003 to November 2009, Ms. Nikles was a member of the asset allocation portfolio management team at Barclays Global Fund Advisors ("BGFA") and Barclays Global Investors, N.A. ("BGI"). Ms. Nikles has been a one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since inception.

Ms. Gambon has been employed as a member of the asset allocation portfolio management team at BFA and BTC since December 2009. From April 2007 to November 2009, Ms. Gambon was a member of the asset allocation portfolio management at BGFA and BGI. From October 2004 to April 2007, Ms. Gambon was Head of Defined Contribution Portfolio Management at BGI. Ms. Gambon has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since inception.

Mr. Mason has been employed by BFA and BTC since December 2009. Mr. Mason is responsible for multi-asset class solutions for institutional clients. From 1991 to 2009, Mr. Mason served a variety of roles at BGFA and BGI, including eight years devoted to the development of transition management products. Mr. Mason has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since inception.

The LifePath Portfolios' SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares in the LifePath Portfolios.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------
Pursuant to an Administration Agreement between the Trust, on behalf of the LifePath Portfolios, and BTC, BTC provides the following services, among others, as the LifePath Portfolios' administrator:

     . Supervises the LifePath Portfolios' administrative operations;

     . Provides or causes to be provided management reporting and treasury administration services;

     . Financial reporting;

     . Legal, blue sky and tax services;

     . Preparation of proxy statements and shareholder reports; and

     . With respect to the other Classes of the LifePath Portfolios, engaging and supervising shareholder servicing agents (the "Shareholder Servicing Agents") on behalf of the LifePath Portfolios.

BTC is entitled to receive fees for these services at the annual rate of __% of the average daily net assets of Class K Shares of each LifePath Portfolio. In addition to performing these services, BTC has agreed to bear all costs of operating the LifePath Portfolios, other than brokerage expenses, management fees, distribution fees, certain fees and expenses related to the Trust's trustees that are not "interested persons" of the LifePath Portfolios or the Trust as defined in the 1940 Act (the "Independent Trustees") and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses.

CONFLICTS OF INTEREST
--------------------------------------------------------------------------------
BFA wants you to know that there are certain entities with which BFA has relationships that may give rise to conflicts of interest, or the appearance of conflicts of interest. These entities include the following: BFA's affiliates (including BlackRock and PNC and each of their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the "Affiliates")) and BlackRock's significant shareholders, Merrill Lynch and its affiliates, including BAC (each, a "BAC Entity"), and Barclays Bank PLC and its affiliates, including Barclays PLC (each, a "Barclays Entity") (for convenience the Affiliates, BAC Entities and Barclays Entities are collectively referred to in this section as the "Entities" and each separately is referred to as an "Entity").

The activities of Entities in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the LifePath Portfolios and their shareholders. The Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the LifePath Portfolios. The Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the LifePath Portfolios. One or more of the Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the LifePath Portfolios directly and indirectly invest. Thus, it is likely that the LifePath Portfolios will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Entity performs or seeks to perform investment banking or other services.

One or more Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the LifePath Portfolios and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the LifePath Portfolios, including in securities issued by other open-end and closed-end investment management companies, including investment companies that are affiliated with the LifePath Portfolios and BFA to the extent permitted under the 1940 Act. The trading activities of these Entities are carried out without reference to positions held directly or indirectly by the LifePath Portfolios and may result in an Entity having positions that are adverse to those of the LifePath Portfolios.

No Entity is under any obligation to share any investment opportunity, idea or strategy with the LifePath Portfolios. As a result, an Entity may compete with the LifePath Portfolios for appropriate investment opportunities. As a result of this and several other factors, the results of the LifePath Portfolios' investment activities may differ from those of an Entity and of other accounts managed by an Entity, and it is possible that the LifePath Portfolios could sustain losses during periods in which one or more Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

The LifePath Portfolios may, from time to time, enter into transactions in which an Entity or an Entity's other clients have an adverse interest. Furthermore, transactions undertaken by Entity-advised clients may adversely impact the

LifePath Portfolios. Transactions by one or more Entity-advised clients or BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the LifePath Portfolios.

An Entity may maintain securities indexes as part of its product offerings. Index based funds seek to track the performance of securities indexes and may use the name of the index in the fund name. Index providers, including Entities, may be paid licensing fees for use of their indexes or index names. Entities will not be obligated to license their indexes to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with the Entities will be as favorable as those terms offered to other index licensees.

The LifePath Portfolios' activities may be limited because of regulatory restrictions applicable to one or more Entities, and/or their internal policies designed to comply with such restrictions. In addition, the LifePath Portfolios may invest in securities of companies with which an Entity has or is trying to develop investment banking relationships or in which an Entity has significant debt or equity investments. The LifePath Portfolios also may invest in securities of companies for which an Entity provides or may some day provide research coverage. An Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the LifePath Portfolios or who engage in transactions with or for the LifePath Portfolios, and may receive compensation for such services. The LifePath Portfolios may also make brokerage and other payments to Entities in connection with the LifePath Portfolios' portfolio investment transactions.

Under a securities lending program approved by MIP's Board of Trustees, the Master Portfolios have retained an Affiliate of BFA to serve as the securities lending agent for the Master Portfolios to the extent that the Master Portfolios participate in the securities lending program. For these services, the lending agent may receive a fee from the Master Portfolios, including a fee based on the returns earned on the Master Portfolios' investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Master Portfolios may lend their portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the LifePath Portfolios and their shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest.

CERTAIN LIFEPATH PORTFOLIO POLICIES
--------------------------------------------------------------------------------

ANTI-MONEY LAUNDERING REQUIREMENTS
The LifePath Portfolios are subject to the USA PATRIOT Act (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a LifePath Portfolio may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The LifePath Portfolios reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the LifePath Portfolios to verify their identity. The LifePath Portfolios also reserve the right to redeem any amounts in a LifePath Portfolio from persons whose identity it is unable to verify on a timely basis. It is the LifePath Portfolios' policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BLACKROCK PRIVACY PRINCIPLES
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Financial highlights for the LifePath Portfolios are not available because, as of the effective date of this Prospectus, the LifePath Portfolios have not commenced operations, and therefore have no financial highlights to report.

DISCLAIMERS
--------------------------------------------------------------------------------
The iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P Small Cap 600 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and the iShares S&P North America Natural Resources Sector Index Fund (the "iShares S&P Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's or its affiliates. Standard & Poor's and its affiliates make no representation or warranty, express or implied, to the owners of shares of the iShares S&P Funds or any member of the public regarding the advisability of investing in securities generally or in iShares S&P Funds particularly or the ability of the Standard & Poor's Indexes to track general stock market performance. Standard & Poor's and its affiliates' only relationship to the iShares Trust (as used in these Disclaimers, the "Trust"), BTC and BFA is the licensing of certain trademarks and trade names of Standard & Poor's and its affiliates and of the Standard & Poor's Indexes, which are determined, composed and calculated by Standard & Poor's and its affiliates without regard to the Trust, BTC, BFA or the iShares S&P Funds. Standard & Poor's and its affiliates have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares S&P Funds into consideration in determining, composing or calculating the Standard & Poor's Indexes. Standard & Poor's and its affiliates are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares S&P Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares S&P Funds are to be converted into cash. Standard & Poor's and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the iShares S&P Funds. Standard &
Poor's and its affiliates do not guarantee the accuracy or the completeness of the Standard & Poor's Indexes or any data included therein and Standard &
Poor's and its affiliates shall have no liability for any errors, omissions, or interruptions therein. Standard & Poor's and its affiliates make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares S&P Funds or any other person or entity from the use of the Standard & Poor's Indexes or any data included therein. Standard & Poor's and its affiliates make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Standard & Poor's Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Standard & Poor's and its affiliates have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Standard & Poor's Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Russell Midcap Index Fund and the iShares Russell 2000 Index Fund (the "iShares Russell Funds") are not sponsored, endorsed, sold or promoted by Russell Investment Group. Russell Investment Group makes no representation or warranty, express or implied, to the owners of shares of the iShares Russell Funds or any member of the public regarding the advisability of investing in securities generally or in the iShares Russell Funds particularly or the ability of the Russell Indexes to track general stock market performance. Russell Investment Group's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Russell Investment Group's and of the Russell Indexes, which are determined, composed, and calculated by Russell Investment Group without regard to the Trust, BTC, BFA or the iShares Russell Funds. Russell Investment Group has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Russell Funds into consideration in determining, composing or calculating the Russell Indexes. Russell Investment Group is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Russell Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Russell Funds are to be converted into cash. Russell Investment Group has no obligation or liability in connection with the administration, marketing or trading of the iShares Russell Funds. Russell Investment Group does not guarantee the accuracy or the completeness of the Russell Indexes or any data included therein and Russell Investment Group shall have no liability for any errors, omissions, or interruptions therein. Russell Investment Group makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Russell Funds or any other person or entity from the use of the Russell Indexes or any data included therein. Russell Investment Group makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Russell Investment Group have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Russell Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers. Cohen & Steers makes no representation or warranty, express or implied, to the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares Cohen & Steers Realty Majors Index Fund particularly or the ability of the Cohen & Steers Realty Majors Index to track general stock market performance. Cohen & Steers' only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Cohen & Steers and of the Cohen & Steers Realty Majors Index, which is determined, composed and calculated by Cohen & Steers without regard to the Trust, BTC, BFA or the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund into consideration in determining, composing or calculating the Cohen & Steers Realty Majors Index. Cohen & Steers is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Cohen & Steers Realty Majors Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Cohen & Steers Realty Majors Index Fund are to be converted into cash. Cohen & Steers has no obligation or liability in connection with the administration, marketing or trading of the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers does not guarantee the accuracy or the completeness of the Cohen & Steers Realty Majors Index or any data included therein and Cohen & Steers shall have no liability for any errors, omissions, or interruptions therein. Cohen & Steers makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any other person or entity from the use of the Cohen & Steers Realty Majors Index or any data included therein. Cohen & Steers makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Cohen & Steers Realty Majors Index or any data included therein. Without limiting any of the foregoing, in no event shall Cohen & Steers have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Cohen & Steers Realty Majors Index or any data included therein, even if notified of the possibility of such damages.

The iShares JPMorgan USD Emerging Markets Bond Fund is not sponsored, endorsed, sold or promoted by JPMorgan. JPMorgan makes no representation or warranty, express or implied, to the owners of shares of the iShares JPMorgan USD Emerging Markets Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares JPMorgan USD Emerging Markets Bond Fund particularly or the ability of the JPMorgan EMBI Global Core Index to track general bond market performance. JPMorgan's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of JPMorgan and of the JPMorgan EMBI Global Core Index which is determined, composed and calculated by JPMorgan without regard to the Trust, BTC, BFA or the iShares JPMorgan USD Emerging Markets Bond Fund. JPMorgan has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares JPMorgan USD Emerging Markets Bond Fund into consideration in determining, composing or calculating the JPMorgan EMBI Global Core Index. JPMorgan is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares JPMorgan USD Emerging Markets Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares JPMorgan USD Emerging Markets Bond Fund are to be converted into cash. JPMorgan has no obligation or liability in connection with the administration, marketing or trading of the iShares JPMorgan USD Emerging Markets Bond Fund. JPMorgan does not guarantee the accuracy or the completeness of the JPMorgan EMBI Global Core Index or any data included therein and JPMorgan shall have no liability for any errors, omissions, or interruptions therein. JPMorgan makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the JPMorgan USD Emerging Markets Bond Fund or any other person or entity from the use of the JPMorgan EMBI Global Core Index or any data included therein. JPMorgan makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the JPMorgan EMBI Global Core Index or any data included therein. Without limiting any of the foregoing, in no event shall JPMorgan have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the JPMorgan EMBI Global Core Index or any data included therein, even if notified of the possibility of such damages.

The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC. IIC makes no representation or warranty, express or implied, to the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares iBoxx $ High Yield Corporate Bond Fund particularly or the ability of the iBoxx $ Liquid High Yield Index to track the general stock market performance. IIC's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of IIC and of the iBoxx $ Liquid High Yield Index which is determined, composed and calculated by IIC without regard to the Trust, BTC, BFA or the iShares iBoxx $ High Yield Corporate Bond Fund. IIC has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund into consideration in determining, composing or calculating the iBoxx $ Liquid High Yield Index. IIC is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares iBoxx
$ High Yield Corporate Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares iBoxx $ High Yield Corporate Bond Fund are to be converted into cash. IIC has no obligation or liability in connection with the administration, marketing or trading of the iShares iBoxx $ High Yield Corporate Bond Fund. IIC does not guarantee the accuracy or the completeness of the iBoxx $ Liquid High Yield Index or any data included therein and IIC shall have no liability for any errors, omissions, or interruptions therein. IIC makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any other person or entity from the use of the iBoxx $ Liquid High Yield Index or any data included therein. IIC makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the iBoxx $ Liquid High Yield Index or any data included therein. Without limiting any of the foregoing, in no event shall IIC have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the iBoxx $ Liquid High Yield Index or any data included therein, even if notified of the possibility of such damages.

The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE Licensor Parties. None of the FTSE Licensor Parties makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index and/or the figure at which the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index stands at any particular time on any particular day or otherwise. The FTSE Licensor Parties' only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of the FTSE Licensor Parties and of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index, which is determined, composed and calculated by the FTSE Licensor Parties without regard to the Trust, BTC, BFA or the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund into consideration in determining, composing or calculating the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index. The FTSE Licensor Parties are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund are to be converted into cash. The FTSE Licensor Parties have no obligation or liability in connection with the administration, marketing or trading of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties do not guarantee the accuracy or the completeness of the FTSE EPRA/

NAREIT Developed Real Estate ex-U.S. Index or any data included therein and the FTSE Licensor Parties shall have no liability for any errors, omissions, or interruptions therein. The FTSE Licensor Parties make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund or any other person or entity from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. The FTSE Licensor Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. Without limiting any of the foregoing, in no event shall the FTSE Licensor Parties have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein, even if notified of the possibility of such damages.

The iShares MSCI Canada Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund (the "iShares MSCI Index Funds") are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of the iShares MSCI Index Funds or any member of the public regarding the advisability of investing in funds generally or in the iShares MSCI Index Funds particularly or the ability of the MSCI Indexes to track general stock market performance. MSCI is the licensor of certain trademarks, servicemarks and trade names of MSCI and of the MSCI Indexes, which are determined, composed and calculated by MSCI without regard to the Trust, iShares, Inc., BTC, BFA or the iShares MSCI Index Funds. MSCI has no obligation to take the needs of BTC, BFA or the owners of the iShares MSCI Index Funds into consideration in determining, composing or calculating the MSCI Indexes. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the iShares MSCI Index Funds to be issued or in the determination or calculation of the equation by which the iShares MSCI Index Funds are redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of the iShares MSCI Index Funds in connection with the administration, marketing or trading of the iShares MSCI Index Funds. Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI Indexes from sources which MSCI considers reliable, neither MSCI nor any other party guarantees the accuracy and/or the completeness of the MSCI Indexes or any data included therein. Neither MSCI nor any other party makes any warranty, express or implied, as to results to be obtained by a licensee, licensee's customers and counterparties, the owners of the iShares MSCI Index Funds or any other person or entity from the use of the MSCI Indexes or any data included hereunder or for any other use. Neither MSCI nor any other party makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the MSCI Indexes or any data included therein. Without limiting any of the foregoing, in no event shall MSCI or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund (collectively, the "Barclays Capital Funds") are not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of shares of the Barclays Capital Funds or any member of the public regarding the advisability of investing in securities generally or in the Barclays Capital Funds particularly or the ability of the Barclays Capital Funds' underlying indexes (the "Underlying Indexes") to track general bond market performance. Barclays Capital's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of

Barclays Capital and of the Underlying Indexes, which are determined, composed and calculated by Barclays Capital without regard to the Trust, BTC, BFA or the Barclays Capital Funds. Barclays Capital has no obligation to take the needs of BTC, BFA or the owners of shares of the Barclays Capital Funds into consideration in determining, composing or calculating the Underlying Indexes. Barclays Capital is not responsible for and has not participated in the determination of the prices and amount of shares of the Barclays Capital Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Barclays Capital Funds are to be converted into cash. Barclays Capital has no obligation or liability in connection with the administration, marketing or trading of the Barclays Capital Funds. Barclays Capital does not guarantee the accuracy or the completeness of the Underlying Indexes or any data included therein and Barclays Capital shall have no liability for any errors, omissions or interruptions therein. Barclays Capital makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the Barclays Capital Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. Barclays Capital makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Barclays Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Indexes or any data included therein, even if notified of the possibility of such damages.

BFA does not guarantee the accuracy or the completeness of any underlying index or any data included therein and BFA shall have no liability for any errors, omissions, or interruptions therein.

BFA makes no warranty, express or implied, to the owners of shares of the iShares funds or to any other person or entity as to results to be obtained by the series of the Trust from the use of any underlying index or any data included therein. BFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any underlying index or any data included therein. Without limiting any of the foregoing, in no event shall BFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the LifePath Portfolios is available at no charge upon request. This information includes:

ANNUAL/SEMI-ANNUAL REPORTS
These reports (once available) contain additional information about each of the LifePath Portfolio's investments. The annual report describes the LifePath Portfolio's performance, lists portfolio holdings, and discusses recent market conditions, economic trends and LifePath Portfolio investment strategies that significantly affected the LifePath Portfolio's performance for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information, dated ___, 2010, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each LifePath Portfolio, may be obtained free of charge, along with each LifePath Portfolios' annual and semi-annual reports, by calling
(800) 441-7762, on any business day. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

QUESTIONS
If you have any questions about the LifePath Portfolios, please:

Call:       1-800-441-7762 (toll free)
            8:00 a.m. to 6:00 p.m. (Eastern time),
            on any business day

WORLD WIDE WEB
The LifePath Portfolios do not have a fund website, but the LifePath Portfolios' annual and semi-annual shareholder reports (once available), Prospectuses and SAI are available free of charge online at the SEC's website WWW.SEC.GOV.

WRITTEN CORRESPONDENCE

BlackRock Funds III
PO Box 9819
Providence, RI 02940-8019

OVERNIGHT MAIL
BlackRock Funds III
101 Sabin Street
Pawtucket, RI 02860-1427

INTERNAL WHOLESALERS/BROKER DEALER SUPPORT
Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), on any Business Day. Call: (800) 882-0052.

PORTFOLIO CHARACTERISTICS AND HOLDINGS
A description of the LifePath Portfolios' policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

SECURITIES AND EXCHANGE COMMISSION
You may also view and copy public information about a LifePath Portfolio, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM INFORMATION CONTAINED IN THIS PROSPECTUS.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE # 811-07332

[GRAPHIC APPEARS HERE]



___-_____-____

EQUITIES  FIXED INCOME  REAL ESTATE
 LIQUIDITY  ALTERNATIVES BLACKROCK SOLUTIONS

[GRAPHIC APPEARS HERE]

BLACKROCK FUNDS III
     LIFEPATH(R) PORTFOLIOS

CLASS R SHARES PROSPECTUS | ______________, 2010

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

PORTFOLIO                                               TICKER SYMBOL
---------------------------------------------------     --------------
LifePath 2025 Portfolio(R) - Class R Shares                      ____
LifePath 2035 Portfolio(R) - Class R Shares                      ____
LifePath 2045 Portfolio(R) - Class R Shares                      ____
LifePath 2055 Portfolio(R) - Class R Shares                      ____

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THE SECURITIES DESCRIBED HEREIN MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE IN WHICH THE OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                               Table of Contents
--------------------------------------------------------------------------------

                                                     LIFEPATH PORTFOLIO OVERVIEW

  KEY FACTS AND DETAILS ABOUT THE LIFEPATH PORTFOLIOS, INCLUDING

  INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, RISK FACTORS, FEE AND
  EXPENSE INFORMATION, AND HISTORICAL PERFORMANCE INFORMATION
  KEY FACTS ABOUT LIFEPATH 2025 PORTFOLIO...........................  1
  KEY FACTS ABOUT LIFEPATH 2035 PORTFOLIO...........................  6
  KEY FACTS ABOUT LIFEPATH 2045 PORTFOLIO........................... 11
  KEY FACTS ABOUT LIFEPATH 2055 PORTFOLIO........................... 16

                                          DETAILS ABOUT THE LIFEPATH PORTFOLIOS

  INVESTMENT TIME HORIZONS.......................................... 21
  A FURTHER DISCUSSION OF PRINCIPAL INVESTMENT STRATEGIES........... 22
  A FURTHER DISCUSSION OF RISK FACTORS.............................. 28

                                                            ACCOUNT INFORMATION

  DETAILS ABOUT CLASS R SHARES...................................... 34
  DISTRIBUTION AND SERVICE PAYMENTS................................. 34
  HOW TO BUY, SELL AND TRANSFER SHARES.............................. 35
  ACCOUNT SERVICES AND PRIVILEGES................................... 40
  LIFEPATH PORTFOLIOS' RIGHTS....................................... 41
  CALCULATING THE LIFEPATH PORTFOLIOS' SHARE PRICE.................. 41
  LIFEPATH PORTFOLIO DISTRIBUTIONS.................................. 41
  FREQUENT TRADING IN LIFEPATH PORTFOLIO SHARES..................... 42
  TAXES............................................................. 42
  MASTER/FEEDER AND FUND OF FUNDS STRUCTURES........................ 43

                                          MANAGEMENT OF THE LIFEPATH PORTFOLIOS

  INVESTMENT ADVISER................................................ 45
  PORTFOLIO MANAGERS................................................ 45
  ADMINISTRATIVE SERVICES........................................... 46
  CONFLICTS OF INTEREST............................................. 46
  CERTAIN LIFEPATH PORTFOLIO POLICIES............................... 47
  FINANCIAL HIGHLIGHTS.............................................. 49
  DISCLAIMERS....................................................... 50

     FOR MORE INFORMATION   ADDITIONAL INFORMATION...........BACK COVER

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

LifePath 2025 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2025 PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
LifePath 2025 Portfolio, a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025. LifePath 2025 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF LIFEPATH 2025 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class R Shares of LifePath 2025 Portfolio. The expenses are deducted from LifePath 2025 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class R Shares that would be in addition to the fees and expenses shown here.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees/(1)/                                                                   ____%
 Distribution and/or Service (12b-1) Fees                                               ____%
 Other Expenses/(2)/                                                                    ____%
  Administration Fees                                                                   ____%
  Independent Expenses/(3)/                                                             ____%
 Acquired Fund Fees and Expenses (Underlying Funds)/(4)/                                ____%
 Total Annual Class Operating Expenses/(1)(3)(4)(5)/                                    ____%
 Fee Waivers and/or Expense Reimbursements/(1)(3)/                                     (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ____%
 Reimbursements/(1)(3)(5)(6)/

-------

/(1)/ BlackRock Fund Advisors ("BFA") (formerly, Barclays Global Fund Advisors), the investment adviser to LifePath 2025 Master Portfolio (the "2025 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), has contractually agreed to waive its management fee at the 2025 Master Portfolio level in an amount equal to the management fees and administration fees, if any, charged to the funds in which the 2025 Master Portfolio invests through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without the consent of the Board of Trustees of MIP.

/(2)/ Other Expenses have been restated to reflect current fees.

/(3)/ "Independent Expenses" consist of those fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services in connection with LifePath 2025 Portfolio and the 2025 Master Portfolio that are allocable to the Class R Shares of LifePath 2025 Portfolio. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly, Barclays Global Investors, N.A.) and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class R Shares of LifePath 2025 Portfolio and the 2025 Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees of MIP.

/(4)/ "Acquired Fund Fees and Expenses (Underlying Funds)" reflect LifePath
      2025 Portfolio's PRO RATA share of the fees and expenses incurred by investing in the underlying funds or certain other funds.

/(5)/ Total Annual Class Operating Expenses in the table above and the following example reflect the expenses of the Class R Shares of LifePath 2025 Portfolio and the 2025 Master Portfolio and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2025 Master Portfolio invests.

/(6)/ LifePath 2025 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE

This Example is intended to help you compare the cost of investing in Class R Shares of LifePath 2025 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in LifePath 2025 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2025 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS
          ------       -------
          $  ___       $  ___

PORTFOLIO TURNOVER

The 2025 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect LifePath 2025 Portfolio's performance.

PRINCIPAL INVESTMENT STRATEGIES OF LIFEPATH 2025 PORTFOLIO
--------------------------------------------------------------------------------
LifePath 2025 Portfolio invests all of its assets in the 2025 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2025 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2025. As of _____, 2010, LifePath 2025 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

PRINCIPAL RISKS OF INVESTING IN LIFEPATH 2025 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in LifePath
2025 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2025 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2025 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in LifePath 2025 Portfolio.

..    ALLOCATION RISK - LifePath 2025 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2025 Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

..    CONCENTRATION RISK - LifePath 2025 Portfolio's strategy of concentrating its investments in securities of companies in a particular market, industry, group of industries, sector or asset class, country, region or group of countries means that its performance will be closely tied to the performance of a particular market segment. LifePath 2025 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath 2025 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of companies in other industries or the broader market as a whole.

..    DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk.
     Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of LifePath 2025 Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

..    DERIVATIVES RISK - LifePath 2025 Portfolio's use of derivatives may reduce
     LifePath 2025 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of LifePath 2025 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

..    EMERGING MARKETS RISK - Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

..    EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

..    FOREIGN SECURITIES RISK - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that LifePath 2025 Portfolio will lose money. These risks include:

     . LifePath 2025 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

     . Changes in foreign currency exchange rates can affect the value of LifePath 2025 Portfolio's portfolio.

     . The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

     . The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

     . Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

     . Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

..    INVESTMENT IN MUTUAL FUNDS AND EXCHANGE TRADED FUNDS RISK - LifePath 2025
     Portfolio will invest substantially all of its assets in underlying BlackRock funds, so LifePath 2025 Portfolio's investment performance is directly related to the performance of the Underlying Funds. LifePath 2025 Portfolio may also directly invest in exchange traded funds ("ETFs"). LifePath 2025 Portfolio's net asset value ("NAV") will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in LifePath 2025 Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

..    JUNK BONDS RISK - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for LifePath 2025 Portfolio.

..    MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which LifePath 2025 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

..    MORTGAGE- AND ASSET-BACKED SECURITIES RISK - Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

..    PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

..    REIT INVESTMENT RISK - Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

..    SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, LifePath 2025 Portfolio may lose money and there may be a delay in recovering the loaned securities. LifePath 2025 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for LifePath 2025 Portfolio.

..    U.S. GOVERNMENT OBLIGATION RISK - Certain securities in which LifePath 2025
     Portfolio may invest, including securities issued by certain U.S.
     Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

LifePath 2025 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
LifePath 2025 Portfolio expects to commence operations as soon as practicable after the date of this prospectus ("Prospectus"). Because LifePath 2025 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The 2025 Master Portfolio's investment manager is BlackRock Fund Advisors.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                       PORTFOLIO
                      MANAGER OF
                       THE 2025
                        MASTER
                       PORTFOLIO
NAME                     SINCE          TITLE
----                 ------------       ------------------------
 Dagmar Nikles       Inception          Director of BTC
 Leslie Gambon       Inception          Director of BTC
 Alan Mason          Inception          Managing Director of BTC

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
You may purchase or redeem shares of LifePath 2025 Portfolio on each day the New York Stock Exchange ("NYSE") is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if you hold shares through LifePath 2025 Portfolio, you should contact LifePath 2025 Portfolio by phone at (800) 441-7762 or by mail c/o BlackRock Funds III, P.O. Box 9819, Providence, RI 02940-8019. LifePath 2025 Portfolio's initial and subsequent investment minimums generally are as follows, although LifePath 2025 Portfolio may reduce or waive the minimums in some cases:

                                    CLASS R SHARES
                                    --------------------------------------------------
    Minimum Initial Investment      $100 for certain retirement accounts and qualified
                                    employee benefit plans.

    Minimum Additional Investment   No subsequent minimum

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2025 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2025 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of LifePath 2025 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of LifePath 2025 Portfolio through a broker-dealer or other financial intermediary, LifePath 2025 Portfolio and BlackRock
Investments, LLC, LifePath 2025 Portfolio's distributor, or its affiliates may pay the intermediary for the sale of LifePath 2025 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend LifePath 2025 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2035 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2035 PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
LifePath 2035 Portfolio, a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035. LifePath 2035 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF LIFEPATH 2035 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class R Shares of LifePath 2035 Portfolio. The expenses are deducted from LifePath 2035 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class R Shares that would be in addition to the fees and expenses shown here.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees/(1)/                                                                  ____%
 Distribution and/or Service (12b-1) Fees                                              ____%
 Other Expenses/(2)/                                                                   ____%
  Administration Fees                                                                  ____%
  Independent Expenses/(3)/                                                            ____%
 Acquired Fund Fees and Expenses (Underlying Funds)/(4)/                               ____%
 Total Annual Class Operating Expenses/(1)(3)(4)(5)/                                   ____%
 Fee Waivers and/or Expense Reimbursements/(1)(3)/                                    (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                ____%
 Reimbursements/(1)(3)(5)(6)/

-------

/(1)/ BlackRock Fund Advisors ("BFA") (formerly, Barclays Global Fund Advisors), the investment adviser to LifePath 2035 Master Portfolio (the "2035 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), has contractually agreed to waive its management fee at the 2035 Master Portfolio level in an amount equal to the management fees and administration fees, if any, charged to the funds in which the 2035 Master Portfolio invests through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without the consent of the Board of Trustees of MIP.

/(2)/ Other Expenses have been restated to reflect current fees.

/(3)/ "Independent Expenses" consist of those fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services in connection with LifePath 2035 Portfolio and the 2035 Master Portfolio that are allocable to the Class R Shares of LifePath 2035 Portfolio. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly, Barclays Global Investors, N.A.) and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class R Shares of LifePath 2035 Portfolio and the 2035 Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees of MIP.

/(4)/ "Acquired Fund Fees and Expenses (Underlying Funds)" reflect LifePath 2035
      Portfolio's PRO RATA share of the fees and expenses incurred by investing in the underlying funds or certain other funds.

/(5)/ Total Annual Class Operating Expenses in the table above and the following example reflect the expenses of the Class R Shares of LifePath 2035 Portfolio and the 2035 Master Portfolio and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2035 Master Portfolio invests.

/(6)/ LifePath 2035 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE

This Example is intended to help you compare the cost of investing in Class R Shares of LifePath 2035 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in LifePath 2035 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2035 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS
          ------       -------
          $  ___       $  ___

PORTFOLIO TURNOVER
The 2035 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect LifePath 2035 Portfolio's performance.

PRINCIPAL INVESTMENT STRATEGIES OF LIFEPATH 2035 PORTFOLIO
--------------------------------------------------------------------------------
LifePath 2035 Portfolio invests all of its assets in the 2035 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2035 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. As of _____, 2010, LifePath 2035 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

PRINCIPAL RISKS OF INVESTING IN LIFEPATH 2035 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in LifePath
2035 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2035 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2035 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in LifePath 2035 Portfolio.

..    ALLOCATION RISK - LifePath 2035 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2035 Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

..    CONCENTRATION RISK - LifePath 2035 Portfolio's strategy of concentrating its investments in securities of companies in a particular market, industry, group of industries, sector or asset class, country, region or group of countries means that its performance will be closely tied to the performance of a particular market segment. LifePath 2035 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on LifePath 2035 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of companies in other industries or the broader market as a whole.

..    DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk.
     Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of LifePath 2035 Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

..    DERIVATIVES RISK - LifePath 2035 Portfolio's use of derivatives may reduce
     LifePath 2035 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of LifePath 2035 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

..    EMERGING MARKETS RISK - Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

..    EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

..    FOREIGN SECURITIES RISK - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that LifePath 2035 Portfolio will lose money. These risks include:

     . LifePath 2035 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

     . Changes in foreign currency exchange rates can affect the value of LifePath 2035 Portfolio's portfolio.

     . The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

     . The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

     . Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

     . Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

..    INVESTMENT IN MUTUAL FUNDS AND EXCHANGE TRADED FUNDS RISK - LifePath 2035
     Portfolio will invest substantially all of its assets in underlying BlackRock funds, so LifePath 2035 Portfolio's investment performance is directly related to the performance of the Underlying Funds. LifePath 2035 Portfolio may also directly invest in exchange traded funds ("ETFs"). LifePath 2035 Portfolio's net asset value ("NAV") will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in LifePath 2035 Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

..    JUNK BONDS RISK - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for LifePath 2035 Portfolio.

..    MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath 2035 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

..    MORTGAGE- AND ASSET-BACKED SECURITIES RISK - Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

..    PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

..    REIT INVESTMENT RISK - Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

..    SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, LifePath 2035 Portfolio may lose money and there may be a delay in recovering the loaned securities. LifePath 2035 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for LifePath 2035 Portfolio.

..    U.S. GOVERNMENT OBLIGATION RISK - Certain securities in which LifePath 2035
     Portfolio may invest, including securities issued by certain U.S.
     Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

LifePath 2035 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
LifePath 2035 Portfolio expects to commence operations as soon as practicable after the date of this prospectus ("Prospectus"). Because LifePath 2035 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The 2035 Master Portfolio's investment manager is BlackRock Fund Advisors.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                        PORTFOLIO
                       MANAGER OF
                        THE 2035
                         MASTER
                        PORTFOLIO
NAME                      SINCE         TITLE
--------------       ------------       ------------------------
 Dagmar Nikles       Inception          Director of BTC
 Leslie Gambon       Inception          Director of BTC
 Alan Mason          Inception          Managing Director of BTC

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
You may purchase or redeem shares of LifePath 2035 Portfolio on each day the New York Stock Exchange ("NYSE") is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if you hold shares through LifePath 2035 Portfolio, you should contact LifePath 2035 Portfolio by phone at (800) 441-7762 or by mail c/o BlackRock Funds III, P.O. Box 9819, Providence, RI 02940-8019. LifePath 2035 Portfolio's initial and subsequent investment minimums generally are as follows, although LifePath 2035 Portfolio may reduce or waive the minimums in some cases:

                                    CLASS R SHARES
                                    --------------
    Minimum Initial Investment      $100 for certain retirement accounts and qualified
                                    employee benefit plans.

    Minimum Additional Investment   No subsequent minimum

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2035 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2035 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of LifePath 2035 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of LifePath 2035 Portfolio through a broker-dealer or other financial intermediary, LifePath 2035 Portfolio and BlackRock
Investments, LLC, LifePath 2035 Portfolio's distributor, or its affiliates may pay the intermediary for the sale of LifePath 2035 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend LifePath 2035 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2045 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2045 PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
LifePath 2045 Portfolio, a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045. LifePath 2045 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH 2045 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class R Shares of LifePath 2045 Portfolio. The expenses are deducted from LifePath 2045 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class R Shares that would be in addition to the fees and expenses shown here.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees/(1)/                                                                  ____%
 Distribution and/or Service (12b-1) Fees                                              ____%
 Other Expenses/(2)/                                                                   ____%
  Administration Fees                                                                  ____%
  Independent Expenses/(3)/                                                            ____%
 Acquired Fund Fees and Expenses (Underlying Funds)/(4)/                               ____%
 Total Annual Class Operating Expenses/(1)(3)(4)(5)/                                   ____%
 Fee Waivers and/or Expense Reimbursements/(1)(3)/                                    (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                ____%
 Reimbursements/(1)(3)(5)(6)/

-------

/(1)/ BlackRock Fund Advisors ("BFA") (formerly, Barclays Global Fund Advisors), the investment adviser to LifePath 2045 Master Portfolio (the "2045 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), has contractually agreed to waive its management fee at the 2045 Master Portfolio level in an amount equal to the management fees and administration fees, if any, charged to the funds in which the 2045 Master Portfolio invests through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without the consent of the Board of Trustees of MIP.

/(2)/ Other Expenses have been restated to reflect current fees.

/(3)/ "Independent Expenses" consist of those fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services in connection with LifePath 2045 Portfolio and the 2045 Master Portfolio that are allocable to the Class R Shares of LifePath 2045 Portfolio. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly, Barclays Global Investors, N.A.) and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class R Shares of LifePath 2045 Portfolio and the 2045 Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees of MIP.

/(4)/ "Acquired Fund Fees and Expenses (Underlying Funds)" reflect LifePath 2045
      Portfolio's PRO RATA share of the fees and expenses incurred by investing in the underlying funds or certain other funds.

/(5)/ Total Annual Class Operating Expenses in the table above and the following example reflect the expenses of the Class R Shares of LifePath 2045 Portfolio and the 2045 Master Portfolio and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2045 Master Portfolio invests.

/(6)/ LifePath 2045 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE

This Example is intended to help you compare the cost of investing in Class R Shares of LifePath 2045 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in LifePath 2045 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2045 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS
          ------       -------
          $  ___       $  ___

PORTFOLIO TURNOVER

The 2045 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect LifePath 2045 Portfolio's performance.

PRINCIPAL INVESTMENT STRATEGIES OF LIFEPATH 2045 PORTFOLIO
--------------------------------------------------------------------------------
LifePath 2045 Portfolio invests all of its assets in the 2045 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2045 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. As of _____, 2010, LifePath 2045 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

PRINCIPAL RISKS OF INVESTING IN LIFEPATH 2045 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in LifePath
2045 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2045 Portfolio or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in LifePath 2045 Portfolio. An investment in LifePath 2045 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

..    ALLOCATION RISK - LifePath 2045 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining LifePath 2045 Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

..    CONCENTRATION RISK - LifePath 2045 Portfolio's strategy of concentrating its investments in securities of companies in a particular market, industry, group of industries, sector or asset class, country, region or group of countries means that its performance will be closely tied to the performance of a particular market segment. LifePath 2045 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on LifePath 2045 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of companies in other industries or the broader market as a whole.

..    DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk.
     Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of LifePath 2045 Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

..    DERIVATIVES RISK - LifePath 2045 Portfolio's use of derivatives may reduce
     LifePath 2045 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of LifePath 2045 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

..    EMERGING MARKETS RISK - Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

..    EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

..    FOREIGN SECURITIES RISK - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that LifePath 2045 Portfolio will lose money. These risks include:

     . LifePath 2045 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

     . Changes in foreign currency exchange rates can affect the value of LifePath 2045 Portfolio's portfolio.

     . The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

     . The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

     . Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

     . Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

..    INVESTMENT IN MUTUAL FUNDS AND EXCHANGE TRADED FUNDS RISK - LifePath 2045
     Portfolio will invest substantially all of its assets in underlying BlackRock funds, so LifePath 2045 Portfolio's investment performance is directly related to the performance of the Underlying Funds. LifePath 2045 Portfolio may also directly invest in exchange traded funds ("ETFs"). LifePath 2045 Portfolio's net asset value ("NAV") will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in LifePath 2045 Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

..    JUNK BONDS RISK - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for LifePath 2045 Portfolio.

..    MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which LifePath 2045 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

..    MORTGAGE- AND ASSET-BACKED SECURITIES RISK - Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

..    PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

..    REIT INVESTMENT RISK - Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

..    SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, LifePath 2045 Portfolio may lose money and there may be a delay in recovering the loaned securities. LifePath 2045 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for LifePath 2045 Portfolio.

..    U.S. GOVERNMENT OBLIGATION RISK - Certain securities in which LifePath 2045
     Portfolio may invest, including securities issued by certain U.S.
     Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

LifePath 2045 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
LifePath 2045 Portfolio expects to commence operations as soon as practicable after the date of this prospectus ("Prospectus"). Because LifePath 2045 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The 2045 Master Portfolio's investment manager is BlackRock Fund Advisors.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                        PORTFOLIO
                       MANAGER OF
                        THE 2045
                         MASTER
                        PORTFOLIO
NAME                      SINCE         TITLE
--------------       -----------        ------------------------
 Dagmar Nikles       Inception          Director of BTC
 Leslie Gambon       Inception          Director of BTC
 Alan Mason          Inception          Managing Director of BTC

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
You may purchase or redeem shares of LifePath 2045 Portfolio on each day the New York Stock Exchange ("NYSE") is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if you hold shares through the LifePath 2045 Portfolio, you should contact LifePath 2045 Portfolio by phone at (800) 441-7762 or by mail c/o BlackRock Funds III, P.O. Box 9819, Providence, RI 02940-8019. LifePath 2045 Portfolio's initial and subsequent investment minimums generally are as follows, although LifePath 2045 Portfolio may reduce or waive the minimums in some cases:

                                    CLASS R SHARES
                                    --------------
    Minimum Initial Investment      $100 for certain retirement accounts and qualified
                                    employee benefit plans.

    Minimum Additional Investment   No subsequent minimum

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2045 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2045 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of LifePath 2045 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of LifePath 2045 Portfolio through a broker-dealer or other financial intermediary, LifePath 2045 Portfolio and BlackRock
Investments, LLC, LifePath 2045 Portfolio's distributor, or its affiliates may pay the intermediary for the sale of LifePath 2045 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend LifePath 2045 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2055 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2055 PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
LifePath 2055 Portfolio, a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055. LifePath 2055 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF LIFEPATH 2055 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class R Shares of LifePath 2055 Portfolio. The expenses are deducted from LifePath 2055 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class R Shares that would be in addition to the fees and expenses shown here.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
---------------------------------------------------------------------------------
 Management Fees/(1)/                                                                  ____%
 Distribution and/or Service (12b-1) Fees                                              ____%
 Other Expenses/(2)/                                                                   ____%
  Administration Fees                                                                  ____%
  Independent Expenses/(3)/                                                            ____%
 Acquired Fund Fees and Expenses (Underlying Funds)/(4)/                               ____%
 Total Annual Class Operating Expenses/(1)(3)(4)(5)/                                   ____%
 Fee Waivers and/or Expense Reimbursements/(1)(3)/                                    (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                ____%
 Reimbursements/(1)(3)(5)(6)/

-------

/(1)/ BlackRock Fund Advisors ("BFA") (formerly, Barclays Global Fund Advisors), the investment adviser to LifePath 2055 Master Portfolio (the "2055 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), has contractually agreed to waive its management fee at the 2055 Master Portfolio level in an amount equal to the management fees and administration fees, if any, charged to the funds in which the 2055 Master Portfolio invests through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without the consent of the Board of Trustees of MIP.

/(2)/ Other Expenses have been restated to reflect current fees.

/(3)/ "Independent Expenses" consist of those fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services in connection with LifePath 2055 Portfolio and the 2055 Master Portfolio that are allocable to the Class R Shares of LifePath 2055 Portfolio. BlackRock Institutional Trust Company, N.A. ("BTC") and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class R Shares of LifePath 2055 Portfolio and the 2055 Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees of MIP.

/(4)/ "Acquired Fund Fees and Expenses (Underlying Funds)" reflect LifePath 2055
      Portfolio's pro rata share of the fees and expenses incurred by investing in the underlying funds or certain other funds.

/(5)/ Total Annual Class Operating Expenses in the table above and the following example reflect the expenses of the Class R Shares of LifePath 2055 Portfolio and the 2055 Master Portfolio and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2055 Master Portfolio invests.

/(6)/ LifePath 2055 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE

This Example is intended to help you compare the cost of investing in Class R Shares of LifePath 2055 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in LifePath 2055 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2055 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS
          ------       -------
          $  ___       $  ___

PORTFOLIO TURNOVER

The 2055 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect LifePath 2055 Portfolio's performance.

PRINCIPAL INVESTMENT STRATEGIES OF LIFEPATH 2055 PORTFOLIO
--------------------------------------------------------------------------------
LifePath 2055 Portfolio invests all of its assets in the 2055 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2055 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. As of _____, 2010, LifePath 2055 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

PRINCIPAL RISKS OF INVESTING IN LIFEPATH 2055 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in LifePath
2055 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2055 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2055 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in LifePath 2055 Portfolio.

..    ALLOCATION RISK - LifePath 2055 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining LifePath 2055 Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

..    CONCENTRATION RISK - LifePath 2055 Portfolio's strategy of concentrating its investments in securities of companies in a particular market, industry, group of industries, sector or asset class, country, region or group of countries means that its performance will be closely tied to the performance of a particular market segment. LifePath 2055 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on LifePath 2055 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of companies in other industries or the broader market as a whole.

..    DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk.
     Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of LifePath 2055 Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

..    DERIVATIVES RISK - LifePath 2055 Portfolio's use of derivatives may reduce
     LifePath 2055 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of LifePath 2055 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

..    EMERGING MARKETS RISK - Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

..    EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

..    FOREIGN SECURITIES RISK - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that LifePath 2055 Portfolio will lose money. These risks include:

     . LifePath 2055 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

     . Changes in foreign currency exchange rates can affect the value of LifePath 2055 Portfolio's portfolio.

     . The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

     . The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

     . Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

     . Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

..    INVESTMENT IN MUTUAL FUNDS AND EXCHANGE TRADED FUNDS RISK - LifePath 2055
     Portfolio will invest substantially all of its assets in underlying BlackRock funds, so LifePath 2055 Portfolio's investment performance is directly related to the performance of the Underlying Funds. LifePath 2055 Portfolio may also directly invest in exchange traded funds ("ETFs"). LifePath 2055 Portfolio's net asset value ("NAV") will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in LifePath 2055 Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

..    JUNK BONDS RISK - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for LifePath 2055 Portfolio.

..    MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which LifePath 2055 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

..    MORTGAGE- AND ASSET-BACKED SECURITIES RISK - Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

..    PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

..    REIT INVESTMENT RISK - Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

..    SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, LifePath 2055 Portfolio may lose money and there may be a delay in recovering the loaned securities. LifePath 2055 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for LifePath 2055 Portfolio.

..    U.S. GOVERNMENT OBLIGATION RISK - Certain securities in which LifePath 2055
     Portfolio may invest, including securities issued by certain U.S.
     Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

LifePath 2055 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
LifePath 2055 Portfolio expects to commence operations as soon as practicable after the date of this prospectus ("Prospectus"). Because LifePath 2055 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The 2055 Master Portfolio's investment manager is BlackRock Fund Advisors.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                       PORTFOLIO
                      MANAGER OF
                       THE 2055
                        MASTER
                       PORTFOLIO
NAME                     SINCE          TITLE
--------------       ------------       ---------------------------
 Dagmar Nikles       Inception          Director of BTC
 Leslie Gambon       Inception          Director of BTC
 Alan Mason          Inception          Managing Director of BTC

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
You may purchase or redeem shares of LifePath 2055 Portfolio on each day the New York Stock Exchange ("NYSE") is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if you hold shares through LifePath 2055 Portfolio, you should contact LifePath 2055 Portfolio by phone at (800) 441-7762 or by mail c/o BlackRock Funds III, P.O. Box 9819, Providence, RI 02940-8019. LifePath 2055 Portfolio's initial and subsequent investment minimums generally are as follows, although LifePath 2055 Portfolio may reduce or waive the minimums in some cases:

                                    CLASS R SHARES
                                    --------------------------------------------------
    Minimum Initial Investment      $100 for certain retirement accounts and qualified
                                    employee benefit plans.

    Minimum Additional Investment   No subsequent minimum

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2055 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2055 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of LifePath 2055 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of LifePath 2055 Portfolio through a broker-dealer or other financial intermediary, LifePath 2055 Portfolio and BlackRock
Investments, LLC, LifePath 2055 Portfolio's distributor, or its affiliates may pay the intermediary for the sale of LifePath 2055 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend LifePath 2055 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Details About the LifePath Portfolios
--------------------------------------------------------------------------------
INVESTMENT TIME HORIZONS
--------------------------------------------------------------------------------
Each LifePath Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors on average may be willing to accept given a particular investment time horizon. An investor's time horizon marks the point when the investor plans to start making net withdrawals from his or her investments, in other words, the time when they will cease making new contributions to their investments. For many LifePath Portfolio investors, their time horizon is tied to the date that they plan to retire and begin gradually utilizing their investment to support themselves in retirement. For other LifePath Portfolio investors, their time horizon may represent the date when they plan to make substantial withdrawals for another purpose, such as a major purchase.

As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns. Each LifePath Portfolio has its own time horizon, as described in its investment objective in each LifePath Portfolio's "Key Facts" section in this Prospectus, which affects the targeted risk level of that LifePath Portfolio and, in turn, its asset allocation.

Each LifePath Portfolio has a distinct investment objective tied to its time horizon:

   . LifePath 2025 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025.

   . LifePath 2035 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035.

   . LifePath 2045 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045.

   . LifePath 2055 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055.

You should carefully consider the asset allocation and risks of each LifePath Portfolio before deciding whether to invest.

The LifePath Portfolios are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to begin withdrawing assets. Asset allocation is the distribution of investments among broad types of asset classes: equity securities, bonds and money market instruments. Each LifePath Portfolio is a "feeder" fund that invests all of its assets in a corresponding "master" portfolio (each, a "Master Portfolio") of MIP, a mutual fund that has the same objective and strategies as the applicable LifePath Portfolio. LifePath 2025 Portfolio invests all of its assets in 2025 Master Portfolio. LifePath 2035 Portfolio invests all of its assets in 2035 Master Portfolio. LifePath 2045 Portfolio invests all of its assets in 2045 Master Portfolio. LifePath 2055 Portfolio invests all of its assets in 2055 Master Portfolio. To implement the asset allocation strategy, each Master Portfolio, in turn, invests in a combination of Underlying Funds in proportions based on its own comprehensive investment strategy that gradually becomes more conservative as the year in the LifePath Portfolio's name approaches. BFA is the investment adviser to the Master Portfolios. For simplicity's sake, all discussion of investment objective, strategies and risks of a particular LifePath Portfolio refers also to the investment objective, strategies and risks of the applicable Master Portfolio, unless otherwise indicated. A description of the relationship of the LifePath Portfolios to their respective Master Portfolios appears under the heading "Account Information - Master/Feeder and Fund of Funds Structures" in this Prospectus.

WHICH LIFEPATH PORTFOLIO TO CONSIDER

The first step in choosing which LifePath Portfolio to consider is answering a key question: When will you need the money you are thinking of investing? Will it be in ten years, when your kids are ready for college? Or 30 years, when you retire?

The number in the name of most of the LifePath Portfolios is actually a year - a "target year" when you might expect to begin withdrawing your money. Selecting the LifePath Portfolio that may be most appropriate for your investment may be as simple as matching your target year with the closest LifePath Portfolio target year.

For example, let's say that you are investing for retirement purposes, and that you expect to retire at age 60. If you are 45 years old, you have 15 years before retirement. By adding 15 to the current year, you can define your "target year."

If you expect to retire in the year 2025, as in this example, you may conclude that LifePath 2025 Portfolio is the most appropriate LifePath Portfolio for you.

The investment mix of the LifePath Portfolios gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the LifePath Portfolios increasingly conservative.

In making your investment decision, you should keep in mind:

..    The LifePath Portfolios' investment strategies derive from the risk tolerance of average investors with a particular time horizon.

..    The LifePath Portfolios' time horizons are based on the year in their name.

If you are willing to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns, you may invest some or all of your assets in a LifePath Portfolio with a longer time horizon. If you desire a more conservative investment and are willing to forego some potential returns, you may invest some or all of your assets in a LifePath Portfolio with a shorter time horizon. The final choice is yours.

A FURTHER DISCUSSION OF PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Each LifePath Portfolio invests all of its assets in a corresponding Master Portfolio which allocates and reallocates its assets among the Underlying
Funds. The Master Portfolios with longer time horizons invest a greater portion of their assets in Underlying Funds that invest in equity securities, which provide a greater opportunity for capital appreciation over the long-term but have a greater risk of loss. The Master Portfolios with shorter time horizons invest a greater portion of their assets in Underlying Funds that invest in bonds and money market instruments, which typically offer reduced risk and price volatility but forego some potential returns. Accordingly, under normal circumstances, the LifePath Portfolios with shorter time horizons have lower expected returns than the LifePath Portfolios with longer time horizons.

In addition to investing in Underlying Funds, each Master Portfolio may borrow, lend its portfolio securities to brokers, dealers and financial institutions, and invest the collateral in certain short-term instruments either directly or through one or more joint accounts or money market funds, as described in greater detail in the LifePath Portfolios' combined Statement of Additional Information ("SAI").

As each Master Portfolio approaches its designated time horizon, it systematically seeks to reduce the level of risk by allocating assets more conservatively among the Underlying Funds. This systematic shift toward more conservative investments is designed to reduce the risk of significant reductions in the value of an investment in a LifePath Portfolio as it approaches its time horizon.

In determining the allocation of assets to the Underlying Funds, BFA uses a proprietary investment model that analyzes securities market data, including risk, asset class correlations, and expected returns, to provide portfolio allocations among the asset classes represented by the Underlying Funds. The allocations are periodically monitored and rebalanced in an effort to maximize expected return for a given level of risk. In managing the LifePath Portfolios, BFA focuses on long-term targets and objectives. The progression over time of a LifePath Portfolio's asset allocation to more conservative asset classes is a relatively steady process resulting in only gradual changes to the asset allocation from quarter to quarter. The Underlying Funds invest in a mix of equity securities, bonds and money market instruments. Certain Underlying Funds invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivatives, which are subject to additional risks, as described in the "Details About the LifePath Portfolios - A Further Discussion of Risk Factors" section of this Prospectus. The investment model adjusts each LifePath Portfolio's risk level by gradually making it more conservative as the year in the LifePath Portfolio's name approaches.

When a LifePath Portfolio reaches its stated time horizon and enters its most conservative phase, the allocation of its assets is expected to be similar to that of LifePath Retirement Portfolio (which is offered in a separate prospectus). Such LifePath Portfolio and LifePath Retirement Portfolio may then continue to operate as separate funds or, subject to approval by the Trust's Board of Trustees, they may be merged into a single fund.

THE UNDERLYING FUNDS

Two of the Underlying Funds - Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio - are diversified portfolios of MIP. Active Stock Master Portfolio seeks to provide long-term appreciation of capital. BFA invests Active Stock Master Portfolio's assets using a proprietary quantitative model that is designed to select stocks based on an analysis of a wide range of company-specific factors. CoreAlpha Bond Master Portfolio seeks to provide a combination of income and capital growth. BFA invests CoreAlpha Bond Master Portfolio's assets pursuant to a systematic method that relies on proprietary quantitative models to allocate assets among various bond sectors by evaluating each sector's relative value and risk-adjusted return.

The remaining Underlying Funds, other than BlackRock Cash Funds: Institutional (the "Underlying Money Market Fund") are ETFs that are part of the iShares family of funds ("Underlying iShares Funds"). Each of the Underlying iShares Funds seeks investment results that correspond generally to the performance, before fees and expenses, of its underlying index. As a result, adverse performance of a particular security in an Underlying iShares Fund's portfolio will ordinarily not result in the elimination of the security from the Underlying iShares Fund's portfolio. Each Underlying iShares Fund offers and issues iShares at their NAV per share only to certain institutional investors in aggregations of a specified number of iShares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. The iShares for these Underlying iShares Funds are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges. BFA purchases iShares on behalf of the Master Portfolios in the secondary market.

The relative weightings for each Master Portfolio in the various Underlying Funds will vary over time, and BFA is not required to invest any Master Portfolio's assets in each of the Underlying Funds or in any particular percentage in any given Underlying Fund. BFA may add, eliminate or replace Underlying Funds at any time.

Each Master Portfolio currently expects to invest in some or all of the Underlying Funds described below:

ACTIVE STOCK MASTER PORTFOLIO

Active Stock Master Portfolio seeks to provide long-term appreciation of capital. Active Stock Master Portfolio invests, under normal circumstances, at least 80% of its assets in common stocks. Active Stock Master Portfolio invests primarily in equity securities of U.S. companies with market capitalizations similar to the range of market capitalizations represented in the Standard & Poor's ("S&P") 500 Index(R). BFA invests Active Stock Master Portfolio's assets using a proprietary quantitative model that is designed to select stocks based on an analysis of a wide range of company-specific factors, such as relative values based on earnings and cash flows; earnings quality as measured by the company's financial condition and earnings reports; sentiment as expressed through management and market participant behavior; and industry classification. BFA considers risk parameters in deciding upon Active Stock Master Portfolio's aggregate holdings, and factors trading costs into its stock selection process.

COREALPHA BOND MASTER PORTFOLIO

CoreAlpha Bond Master Portfolio seeks to provide a combination of income and capital growth. BFA invests CoreAlpha Bond Master Portfolio's assets pursuant to a systematic method that relies on proprietary quantitative models to allocate assets among various bond sectors by evaluating each sector's relative value and risk-adjusted return. BFA's models also allocate assets among bonds of different maturities based on yield characteristics and expectations. Specific investment selection decisions are made on the basis of evaluations of relative value, credit quality and other factors. CoreAlpha Bond Master Portfolio invests, under normal circumstances, at least 80% of its assets in bonds. For the purposes of this strategy, "bonds" include the following: obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; debt obligations of U.S. corporations; U.S. dollar-denominated debt obligations of foreign issuers; municipal securities; and asset-backed securities. CoreAlpha Bond Master Portfolio invests a substantial portion of its assets in U.S.-registered, dollar-denominated bonds. CoreAlpha Bond Master Portfolio may invest in bonds of any maturity or duration.

BLACKROCK CASH FUNDS: INSTITUTIONAL

BlackRock Cash Funds: Institutional seeks a high level of income consistent with liquidity and the preservation of capital. BlackRock Cash Funds:
Institutional invests in high-quality, short-term money market instruments that include fixed-rate, floating-rate and variable-rate debt securities. BlackRock Cash Funds: Institutional also may invest in high-quality, short-term U.S. and foreign government debt, including the debt of agencies and instrumentalities, such as the Federal National Mortgage Association ("Fannie Mae"), U.S. and foreign bank obligations, corporate obligations, repurchase agreements and asset-backed securities.

UNDERLYING ISHARES FUNDS

In managing each of the Underlying iShares Funds, BFA uses a representative sampling index strategy. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the applicable underlying index. Underlying iShares Funds that use representative sampling may or may not hold all of the securities in the relevant underlying index.

ISHARES S&P 500 INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Index(R), which measures the performance of the large-capitalization sector of the U.S. equity market. The component stocks are weighted according to the float-adjusted market value of their outstanding shares.

ISHARES S&P MIDCAP 400 INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400 IndexTM, which measures the performance of the mid-capitalization sector of the U.S. equity market. The stocks in the S&P MidCap 400 IndexTM have a market capitalization between $750 million and $3.3 billion (which may fluctuate depending on the overall level of the equity markets) as of _____, 2010 and are selected for liquidity and industry group representation. The S&P MidCap 400 IndexTM consists of stocks from a broad range of industries.

ISHARES S&P SMALLCAP 600 INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600 IndexTM, which measures the performance of the small-capitalization sector of the U.S. equity market. The stocks in the S&P SmallCap 600 IndexTM have a market capitalization between $200 million and $1 billion (which may fluctuate depending on the overall level of the equity markets) as of ____, 2010 and are selected for liquidity and industry group representation.

ISHARES S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P National AMT-Free Municipal Bond Index, which measures the performance of the investment-grade segment of the U.S. municipal bond market. As of March 31, 2010, there were ____ issues in the S&P National AMT-Free Municipal Bond Index.

ISHARES S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Sector IndexTM, which measures the performance of U.S.-traded stocks of natural resource-related companies in the U.S. and Canada, and includes companies in the following categories: producers of oil, gas and consumable fuels, energy equipment and services, metals and mining, manufacturers of paper and forest products, and producers of construction materials, containers and packaging.

ISHARES RUSSELL MIDCAP INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. The Russell Midcap Index is a float-adjusted, capitalization-weighted index of the 800 smallest issuers in the Russell 1000(R) Index.

ISHARES RUSSELL 2000 INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index, which measures the performance of the small capitalization sector of the U.S. equity market. The Russell 2000 Index is a float-adjusted, capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000(R) Index.

ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Major Index (the "Cohen & Steers Index"), which consists of selected U.S. REITs. The objective of the Cohen & Steers Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Cohen & Steers Index based on a rigorous review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion in the Cohen & Steers Index must meet minimum market capitalization and liquidity requirements. The Cohen & Steers Index is weighted according to the total market value of each REIT's outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the Cohen & Steers Index. Within the REIT market, the Cohen & Steers Index is diversified across property sectors that represent the current market.

ISHARES FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index, which measures the stock performance of companies engaged in the ownership and development of the following real estate markets defined as developed by FTSE EPRA/NAREIT: Canada, Europe (including Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom (including the Channel Islands)), Middle East (Israel) and Asia (including Australia, Hong Kong, Japan, New Zealand and Singapore). As of March 31, 2010, the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index was comprised of stocks of companies in the following markets: [Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Singapore, Spain, Sweden, Switzerland and the United Kingdom.]

ISHARES MSCI CANADA INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Canada Index developed by MSCI Inc. ("MSCI"). The MSCI Canada Index consists of stocks traded primarily on the Toronto Stock Exchange.

ISHARES MSCI EAFE INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE(R) Index, which has been developed by MSCI as an equity benchmark for its international stock performance. The MSCI EAFE Index includes stocks from Europe, Australasia and the Far East.

ISHARES MSCI EAFE SMALL CAP INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Small Cap Index, which represents the small cap size segment of the MSCI EAFE Index. The MSCI EAFE(R) Index includes securities from Europe, Australasia and the Far East. Under MSCI's Global Investable Market Index methodology, the small cap universe consists of the securities of those companies whose securities are not included in the large cap or mid cap segments of a particular market, which together comprise approximately 85% of each market's free float-adjusted market capitalization. The small cap segment covers the 85%-99% range of each market's free float-adjusted market capitalization.

ISHARES MSCI EMERGING MARKETS INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index, which is designed to measure equity market performance in the global emerging markets. [As of March 31, 2010, the MSCI Emerging Markets Index consisted of the following 22 emerging market country indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey.] Emerging market country indexes may be added to or deleted from the MSCI Emerging Markets Index from time to time. The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest up to 10% of its assets in shares of other iShares funds that invest in securities in the MSCI Emerging Markets Index. BFA waives a portion of its advisory fees otherwise due from the iShares MSCI Emerging Markets Index Fund in an amount equal to the portfolio management fees incurred by assets that are invested in shares of other iShares funds.

ISHARES BARCLAYS 1-3 YEAR CREDIT BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 1-3 Year Credit Bond Index, which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than three years.

ISHARES BARCLAYS 1-3 YEAR TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 1-3 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years.

ISHARES BARCLAYS 3-7 YEAR TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 3-7 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years.

ISHARES BARCLAYS 7-10 YEAR TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 7-10 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years.

ISHARES BARCLAYS 10-20 YEAR TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 10-20 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than 20 years.

ISHARES BARCLAYS 20+ YEAR TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 20+ Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 years or more.

ISHARES BARCLAYS AGGREGATE BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Aggregate Bond Index, which measures the performance of the total U.S. investment-grade bond market, which includes investment-grade U.S. Treasury bonds, government-related bonds, investment-grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The securities in the Index have $250 million or more of outstanding face value and have at least one year remaining to maturity. In addition, the securities must be U.S. dollar-denominated, fixed-rate and non-convertible. Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds are excluded from the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

ISHARES BARCLAYS CREDIT BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Credit Bond Index, which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year.

ISHARES BARCLAYS GOVERNMENT/CREDIT BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Government/Credit Bond Index, which measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (I.E., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to one year.

ISHARES BARCLAYS INTERMEDIATE CREDIT BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Credit Bond Index, which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than ten years.

ISHARES BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Government/

Credit Bond Index, which measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (I.E., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to one year and less than ten years.

ISHARES BARCLAYS MBS BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. MBS Index, which measures the performance of investment-grade mortgage-backed pass-through securities issued by the Government National Mortgage Association, Fannie Mae and the Federal Home Loan Mortgage Corporation.

ISHARES BARCLAYS SHORT TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Short Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months.

ISHARES BARCLAYS TIPS BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as "TIPS."

ISHARES JPMORGAN USD EMERGING MARKETS BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan EMBI Global Core Index, which is a broad, diverse U.S. dollar-denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries.

ISHARES IBOXX $ HIGH YIELD CORPORATE BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx(R) $ Liquid High Yield Index, which is a rules-based index consisting of liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the International Index Company Limited ("IIC"). The iBoxx(R) $ Liquid High
Yield Index is designed to provide a broad representation of the U.S. dollar-denominated high yield liquid corporate bond market. The iBoxx(R)
$ Liquid High Yield Index is a modified market value weighted index. There is no limit to the number of issues in the iBoxx(R) $ Liquid High Yield
Index, but as of March 31, 2010, the iBoxx(R) $ Liquid High Yield Index included approximately ___ constituents. [Certain methodology changes took effect at the iBoxx(R) $ Liquid High Yield Index's June 30, 2009 rebalancing, and weighting adjustments are expected to be completed over a six-month period.]

The following table lists the Underlying Funds and the asset allocation for each Master Portfolio as of the commencement of operations. BFA allocates each Master Portfolio's assets among the Underlying Funds based on the Master Portfolio's investment objective and policies. The asset allocation for each Master Portfolio will vary over time, and BFA is not required to invest any Master Portfolio's assets in each of the Underlying Funds or in any particular percentage in any given Underlying Fund. BFA may add, eliminate or replace Underlying Funds at any time:

                               UNDERLYING FUNDS
                     (as of the commencement of operations)

                                                           LIFEPATH        LIFEPATH        LIFEPATH       LIFEPATH
                                                             2025            2035            2045           2055
                                                          PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                          ---------       ---------       ---------       ---------
CAPITAL GROWTH
Master Investment Portfolio-Active Stock Master                ____%           ____%           ____%           ____%
Portfolio
iShares S&P MidCap 400 Index Fund                              ____%           ____%           ____%           ____%
iShares S&P SmallCap 600 Index Fund                            ____%           ____%           ____%           ____%
iShares MSCI EAFE Index Fund                                   ____%           ____%           ____%           ____%
iShares Cohen & Steers Realty Majors Index Fund                ____%           ____%           ____%           ____%
iShares FTSE EPRA/NAREIT Developed Real Estate                 ____%           ____%           ____%           ____%
ex-U.S. Index Fund
iShares MSCI Emerging Markets Index Fund                       ____%           ____%           ____%           ____%
iShares MSCI Canada Index Fund                                 ____%           ____%           ____%           ____%
iShares MSCI EAFE Small Cap Index Fund                         ____%           ____%           ____%           ____%
CAPITAL GROWTH AND INCOME
Master Investment Portfolio-CoreAlpha Bond Master              ____%           ____%           ____%           ____%
Portfolio
iShares Barclays TIPS Bond Fund                                ____%           ____%           ____%           ____%
INCOME
BlackRock Cash Funds: Institutional - SL Agency                ____%           ____%           ____%           ____%
Shares

-------
Note: The allocation percentages may not add to, or may appear to exceed, 100% due to rounding.

"Standard & Poor's(R)," "S&P(R)," "S&P 500 Index(R)," "S&P
MidCap 400 Index(TM)," "S&P SmallCap 600 Index(TM)," "S&P National AMT-Free Municipal Bond Index(TM)," and "S&P North American Natural Resources Sector IndexTM" are trademarks of Standard & Poor's Financial Services LLC (a subsidiary of The McGraw-Hill Companies) ("S&P") licensed for use for certain purposes by BTC. The iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and iShares S&P North American Natural Resources Sector Index Fund that are based on S&P Indexes are not sponsored, endorsed, sold or promoted by S&P or its affiliates, and S&P and its affiliates make no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"International Index Company Limited" and "iBoxx(R) $ Liquid High Yield
Index" are trademarks of IIC licensed for use for certain purposes by BTC. The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC, and IIC makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"FTSE," "EPRA," "NAREIT" and "FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index" are marks that have been licensed for use for certain purposes by BTC. The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE, the London Stock Exchange plc, Euronext N.V., the Financial Times Limited, EPRA or NAREIT (together the "FTSE Licensor Parties"), and the FTSE Licensor Parties make no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"JPMorgan" and "JPMorgan EMBI Global Core Index" are trademarks of JPMorgan Chase & Co.(Copyright) ("JPMorgan") licensed for use for certain purposes by BTC. The iShares JPMorgan USD Emerging Markets Bond Fund is not sponsored, endorsed, sold or promoted by JPMorgan, and JPMorgan makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"Cohen & Steers" and "Cohen & Steers Realty Majors Index" are trademarks of Cohen & Steers Capital Management, Inc. ("Cohen & Steers") licensed for use for certain purposes by BTC. The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers, and Cohen & Steers makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"Barclays Capital Inc.," "Barclays Capital U.S. 1-3 Year Credit Bond Index," "Barclays Capital U.S. 1-3 Year Treasury Bond Index," "Barclays Capital U.S. 3-7 Year Treasury Bond Index," "Barclays Capital U.S. 7-10 Year Treasury Bond Index," "Barclays Capital U.S. 10-20 Year Treasury Bond Index," "Barclays Capital U.S. 20+ Year Treasury Bond Index," "Barclays Capital U.S. Aggregate Bond Index," "Barclays Capital U.S. Credit Bond Index," "Barclays Capital U.S. Government/Credit Bond Index," "Barclays Capital U.S. Intermediate Credit Bond Index," "Barclays Capital U.S. Intermediate Government/Credit Bond Index," "Barclays Capital U.S. MBS Index," "Barclays Capital U.S. Short Treasury Bond Index," and the "Barclays Capital U.S. Treasury Inflation Protected Securities
(TIPS) Index (Series-L)" (collectively referred to as the "iShares Bond Fund Indexes") are trademarks of Barclays Bank PLC licensed for use for certain purposes by BTC. The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund are not sponsored, endorsed, sold or promoted by Barclays Capital Inc. ("Barclays Capital"), and Barclays Capital makes no representation or warranty, express or implied, regarding the advisability of investing in iShares. The iShares Bond Fund Indexes are maintained by Barclays Capital. Neither BTC nor BFA has or will have a role in maintaining the iShares Bond Fund Indexes.

"MSCI Canada Index/SM/," "MSCI EAFE(R) Index" and "MSCI Emerging Markets Index/SM/" are servicemarks and "MSCI EAFE Small Cap Index" is a trademark of MSCI, and such marks have been licensed for use for certain purposes by BTC. The iShares MSCI Canada Index Fund, iShares MSCI

EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI, and neither MSCI nor any other party makes any representation or warranty, express or implied, regarding the advisability of investing in iShares.

A FURTHER DISCUSSION OF RISK FACTORS
--------------------------------------------------------------------------------
This section contains a description of the general risks of investing in the LifePath Portfolios. "Description of the LifePath Portfolios and their Investments and Risks" in the SAI also includes more information about the LifePath Portfolios, their investments and the related risks. There can be no guarantee that a LifePath Portfolio will meet its objective or that a LifePath Portfolio's performance will be positive for any period of time. An investment in a LifePath Portfolio is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency.

GENERAL

The NAV of each LifePath Portfolio's shares is neither insured nor guaranteed, is not fixed and will fluctuate.

GENERAL RISKS APPLICABLE TO THE LIFEPATH PORTFOLIOS

ALLOCATION RISK - The LifePath Portfolios' ability to achieve their investment goals depends upon BFA's skill in determining the LifePath Portfolios' strategic asset class allocation and in selecting the best mix of Underlying Funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the Underlying Funds will achieve their investment objectives, and the Underlying Funds' performance may be lower than the performance of the asset class which they were selected to represent. The Underlying Funds may change their investment objectives or policies without the approval of the LifePath Portfolios. If an Underlying Fund were to change its investment objective or policies, the LifePath Portfolios might be forced to withdraw their investment from the Underlying Fund at a disadvantageous time and price.

CONCENTRATION RISK - The LifePath Portfolios' strategy of concentrating its investments in securities of companies in a particular market, industry, group of industries, sector or asset class, country, region or group of countries means that their performance will be closely tied to the performance of a particular market segment. The LifePath Portfolios' concentration in these companies may present more risks than if they were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath Portfolios than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of companies in other industries or the broader market as a whole.

DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolios' investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

DERIVATIVE SECURITIES RISK - The LifePath Portfolios' use of derivatives may reduce the LifePath Portfolios' returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolios' use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolios to sell or otherwise close a derivatives position could expose the LifePath Portfolios to losses and could make derivatives more difficult for the LifePath Portfolios to value accurately. The LifePath Portfolios could also suffer losses related to their derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BFA may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the LifePath Portfolios' derivatives positions to lose value. When a derivative is used as a hedge against a position that the LifePath Portfolios hold, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the LifePath Portfolios' hedging transactions will be effective. The income from certain derivatives may be subject to U.S. federal income tax.

EMERGING MARKETS RISK - The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the LifePath Portfolio could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the LifePath Portfolio's investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

EQUITY SECURITIES RISK - Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the LifePath Portfolios could decline if the financial condition of the companies the LifePath Portfolios invest in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

FOREIGN SECURITIES RISK - Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. In particular, the LifePath Portfolio is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the LifePath Portfolio to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

CERTAIN RISKS OF HOLDING FUND ASSETS OUTSIDE THE UNITED STATES - The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the LifePath Portfolio's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the LifePath Portfolio to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the LifePath Portfolio can earn on its investments and typically results in a higher operating expense ratio for the LifePath Portfolio than for investment companies invested only in the United States.

CURRENCY RISK - Securities and other instruments in which the LifePath Portfolio invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the LifePath Portfolio.

Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as "currency risk," means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

FOREIGN ECONOMY RISK - The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair the LifePath Portfolio's ability to purchase or sell foreign securities or transfer the LifePath Portfolio's assets or income back into the United States, or otherwise adversely affect the LifePath Portfolio's operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the LifePath Portfolio's investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the LifePath Portfolio's investments.

GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS - Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company's securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the LifePath Portfolio to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for LifePath Portfolio management to completely and accurately determine a company's financial condition.

SETTLEMENT RISK - Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the LifePath Portfolio to carry out transactions. If the LifePath Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the LifePath Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party; the LifePath Portfolio could be liable for any losses incurred.

INVESTMENTS IN MUTUAL FUNDS AND ETFS RISK - Each LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolios may also directly invest in ETFs. The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolios will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs. For example, the LifePath Portfolios indirectly pay a portion of the expenses (including operating expenses and management fees) incurred by the Underlying Funds and ETFs.

One Underlying Fund may buy the same securities that another Underlying Fund sells. In addition, a LifePath Portfolio may buy the same securities that an Underlying Fund sells, or vice-versa. If this happens, an investor in the LifePath Portfolio would indirectly bear the costs of these transactions without accomplishing the intended investment purpose. Also, an investor in a LifePath Portfolio may receive taxable gains from portfolio transactions by an Underlying Fund, as well as taxable gains from transactions in shares of the Underlying Fund by the LifePath Portfolio. Certain of the Underlying Funds may hold common portfolio securities, thereby reducing the diversification benefits of the LifePath Portfolios.

In order to minimize expenses, the LifePath Portfolios intend to invest in the class of shares of each Underlying Fund with the lowest shareholder fees and net fund operating expenses. As the Underlying Funds or the LifePath Portfolios' allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the LifePath Portfolios may increase or decrease.

Underlying iShares Funds are subject to additional risks due to their shares being listed and traded on securities exchanges. There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged. An ETF may trade at, above or below its NAV. The NAV of an ETF will fluctuate with changes in the market value of its holdings. The trading price of an ETF will generally fluctuate in accordance with changes in its NAV, as well as market supply and demand.

JUNK BONDS RISKS - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolios. The major risks of junk bond investments include:

..    Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

..    Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer's industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.

..    Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

..    Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the LifePath Portfolios before it matures. If the issuer redeems junk bonds, the LifePath Portfolios may have to invest the proceeds in bonds with lower yields and may lose income.

..    Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the LifePath Portfolios' securities than is the case with securities trading in a more liquid market.

..    The LifePath Portfolios may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

..    The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath Portfolios invest will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

MORTGAGE- AND ASSET-BACKED SECURITIES RISK - Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, mortgage- and asset-backed backed securities are subject to "prepayment risk" and "extension risk." Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the LifePath Portfolios may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. Asset-backed securities and commercial mortgage-backed securities ("CMBS") generally experience less prepayment than residential mortgage-backed securities.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The LifePath Portfolios' investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The LifePath Portfolios' investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations ("CMOs"). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only (POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as "mortgage derivatives" and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the LifePath Portfolios invest in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by BFA, it is possible that the LifePath Portfolios could lose all or substantially all of their investment.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the LifePath Portfolios' mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the LifePath Portfolios may invest may also provide a degree of investment leverage, which could cause the LifePath Portfolios to lose all or substantially all of their investment.

PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for the Underlying iShares Funds, those Underlying iShares Funds may hold stocks in companies that present risks that an investment adviser researching individual stocks might seek to avoid.

REIT INVESTMENT RISK - In addition to the risks facing real estate-related securities, such as a decline in property values due to increasing vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolios may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolios could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolios.

U.S. GOVERNMENT OBLIGATIONS RISK - Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. government are backed by the full faith and credit of the United States (E.G., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (E.G., the Federal Home Loan Banks); and others are supported by the discretionary authority of the U.S. government to purchase an agency's obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

FOR A DESCRIPTION OF THE LIFEPATH PORTFOLIOS' POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THEIR MASTER PORTFOLIOS' PORTFOLIO HOLDINGS, AND A FURTHER DISCUSSION OF THE LIFEPATH PORTFOLIOS' INVESTMENTS AND RISKS, PLEASE REFER TO THE LIFEPATH PORTFOLIOS' SAI.

Account Information
--------------------------------------------------------------------------------
DETAILS ABOUT CLASS R SHARES
--------------------------------------------------------------------------------
MINIMUM INVESTMENT

The initial and subsequent investment minimums for the Class R Shares of the LifePath Portfolios generally are as follows, although the LifePath Portfolios may reduce or waive the minimums in some cases:

 MINIMUM INITIAL         $100 for certain retirement accounts and qualified employee benefit plans.
 INVESTMENT
 MINIMUM ADDITIONAL      No subsequent minimum.
 INVESTMENT

Class R Shares are available only to certain retirement and qualified employee benefit plans. If you buy Class R Shares, you will pay neither an initial sales charge nor a contingent deferred sales charge. However, Class R Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Because these fees are paid out of a LifePath Portfolio's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges.

Class R Shares do not offer a conversion privilege.

BlackRock Investments, LLC (the "Distributor") currently pays the annual Class R Shares distribution fee and annual Class R Shares service fee to dealers as an ongoing concession and as a shareholder servicing fee, respectively, on a monthly basis.

DISTRIBUTION AND SERVICE PAYMENTS
--------------------------------------------------------------------------------
The LifePath Portfolios have adopted a shareholder servicing plan (the "Plan") with respect to the Class R Shares that allow each LifePath Portfolio to pay shareholder servicing fees for certain services provided to its Class R shareholders under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act").

The shareholder servicing fees payable pursuant to the Plan are paid to compensate brokers, dealers, financial institutions and industry professionals (including BlackRock, Inc., The PNC Financial Services Group, Inc. ("PNC"), Merrill Lynch & Co., Inc. ("Merrill Lynch"), Bank of America Corporation ("BAC"), Barclays Bank PLC and their respective affiliates) (each, a "Financial Intermediary") for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a LifePath Portfolio's shares. Because the fees paid by a LifePath Portfolio under the Plan are paid out of LifePath Portfolio assets on an ongoing basis, over time these fees will increase the cost of your investment in the LifePath Portfolios and may cost you more than paying other types of sales charges.

In addition to, rather than in lieu of, shareholder servicing fees that a LifePath Portfolio may pay to a Financial Intermediary pursuant to the Plan and fees a LifePath Portfolio pays to PNC Global Investment Servicing (U.S.) Inc. (the "Transfer Agent"), BFA, on behalf of a LifePath Portfolio, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the LifePath Portfolio will pay the Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of LifePath Portfolio shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

The Plan permits BFA, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the LifePath Portfolios). From time to time, BFA, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. BFA, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the LifePath Portfolios or for these other services to the LifePath Portfolios and shareholders. These payments would be in addition to the LifePath Portfolio payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BFA, the Distributor and their affiliates may be substantial. Payments by BFA may include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a LifePath Portfolio to you. Please contact your Financial Intermediary for details about payments it may receive from a LifePath Portfolio or from BFA, the Distributor or their affiliates. For more information, see the SAI.

HOW TO BUY, SELL AND TRANSFER SHARES
--------------------------------------------------------------------------------
The chart on the following pages summarizes how to buy, sell and transfer shares through your financial professional or other financial intermediary. You may also buy, sell and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling or transferring shares through BlackRock, call (800) 441-7762. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

Each LifePath Portfolio may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the LifePath Portfolio at any time for any reason.

In addition, the LifePath Portfolios may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.

HOW TO BUY SHARES

            YOUR CHOICES              IMPORTANT INFORMATON FOR YOU TO KNOW
INITIAL     First, select the         The LifePath Portfolios offer other classes of shares (Investor A Shares, Investor C Shares,
PURCHASE    share class appropriate   Class K Shares and Institutional Shares) with different features and expense levels, which you
            for you                   may be eligible to buy. Please see the LifePath Portfolios Investor A Shares, Investor C
                                      Shares, Class K Shares and Institutional Shares prospectuses for more information.

                                      When you place your initial order, you must indicate which share class you select (if you do not specify a class and do not qualify to purchase Institutional Shares, you will receive
                                      Investor A Shares).

                                      Certain factors, such as the amount of your investment, your time frame for investing, and your financial goals, may affect which share class you choose. Your financial representative can help you determine which share class is appropriate for you.

            Next, determine           Refer to the minimum initial investment in the "Account Information - Details About Class R
            the amount of             Shares" in this Prospectus.
            your investment

            Have your                 The price of your shares is based on the next calculation of a LifePath Portfolio's NAV after
            financial                 your order is placed. Any purchase orders placed prior to the close of business on the NYSE
            intermediary              (generally 4:00 p.m. Eastern time) will be priced at the NAV determined that day. Certain
            submit your               financial intermediaries, however, may require submission of orders prior to that time.
            purchase order
                                      Purchase orders placed after that time will be priced at the NAV determined on the next business day. The LifePath Portfolios may reject any order to buy shares and may suspend the sale of shares at any time. Financial intermediaries may charge a processing fee to confirm a purchase.

            Or contact                To purchase shares directly with BlackRock, call (800) 441-7762 and request a new account
            BlackRock (for            application. Mail the completed application along with a check payable to "BlackRock Funds" to
            accounts held             the Transfer Agent at the address on the application.
            directly with
            BlackRock)

ADD         Purchase                  There is no minimum investment for additional purchases.
TO          additional shares
YOUR
INVESTMENT

HOW TO BUY SHARES

            YOUR CHOICES              IMPORTANT INFORMATON FOR YOU TO KNOW
            Have your                 To purchase additional shares you may contact your financial professional or financial
            financial                 intermediary. For more details on purchasing by Internet see below.
            professional
            or financial              PURCHASE BY TELEPHONE: Call (800) 441-7762 and speak with one of our representatives. The
            intermediary              LifePath Portfolios have the right to reject any telephone request for any reason.
            submit your
            purchase order            PURCHASE IN WRITING: You may send a written request to BlackRock at the address on the back
            for additional shares     cover of this Prospectus.

                                      PURCHASE BY VRU: Class R Shares may also be purchased by use of the LifePath Portfolio's automated voice response unit service ("VRU") at (800) 441-7762.

            Or contact                PURCHASE BY INTERNET: You may purchase your shares, and view activities in your account, by
            BlackRock                 logging onto the BlackRock website at www.blackrock.com/funds. Purchases made on the Internet
            (for accounts held        using the Automated Clearing House Network ("ACH") will have a trade date that is the day
            directly with             after the purchase is made. Certain institutional clients' purchase orders for Class R Shares
            BlackRock)                placed by wire prior to the close of business on the NYSE will be placed at the NAV determined that day. Contact your financial intermediary or BlackRock for further information. Each
                                      LifePath Portfolio limits Internet purchases in shares of the LifePath Portfolio to $25,000 per trade. Different maximums may apply to certain institutional investors. Please read the
                                      On-Line Services Disclosure Statement and User Agreement, the Terms and Conditions page and the Consent to Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.

                                      The LifePath Portfolios employ reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User Agreement with a LifePath Portfolio in order to open an account through the website, the shareholder waives any right to reclaim any losses from a LifePath Portfolio or any of its affiliates, incurred through fraudulent activity.

            Acquire additional        All dividends and capital gains distributions are automatically reinvested without a sales
            shares by                 charge. To make any changes to your dividend and/or capital gains distributions options,
            reinvesting               please call (800) 441-7762, or contact your financial professional (if your account is not
            dividends and             held directly with BlackRock).
            capital gains

            Participate               BlackRock's AIP allows you to invest a specific amount on a periodic basis from your checking
            in the Automatic          or savings account into your investment account. Refer to the "Account Services and
            Investment Plan           Privileges" section of this Prospectus for additional information.
            ("AIP")

HOW         Making payment            Payment for an order must be made in Federal funds or other immediately available funds by the
TO          for                       time specified by your financial professional or other financial intermediary, but in no event
PAY         purchases                 later than 4:00 p.m. (Eastern time) on the first business day (in the case of Class R Shares)
FOR                                   following BlackRock's receipt of the order. If payment is not received by this time, the order
SHARES                                will be canceled and you and your financial professional or other financial intermediary will be responsible for any loss to the LifePath Portfolios.

                                      For shares purchased directly from the LifePath Portfolio, a check payable to "BlackRock
                                      Funds" which bears the name of the LifePath Portfolio you are purchasing must accompany a completed purchase application. There is a $20 fee for each purchase check that is returned due to insufficient funds.

                                      The LifePath Portfolios do not accept third-party checks. You may also wire Federal funds to a
                                      LifePath Portfolio to purchase shares, but you must call (800) 441-7762 before doing so to confirm the wiring instructions.

HOW TO SELL SHARES
            YOUR CHOICES              IMPORTANT INFORMATION FOR YOU TO KNOW
FULL        Have your                 You can make redemption requests
OR          financial                 through your financial professional.
PARTIAL     intermediary              Shareholders should indicate that they
REDEMPTION  submit your               are redeeming Class R Shares. The price
OF          sales order               of your shares is based on the next
SHARES                                calculation of a LifePath Portfolio's NAV
                                      after your order is placed. For your
                                      redemption request to be priced at the
                                      NAV on the day of your request, you
                                      must submit your request to your
                                      financial intermediary prior to that day's
                                      close of business on the NYSE (generally
                                      4:00 p.m. Eastern time). Certain financial
                                      intermediaries, however, may require
                                      submission of orders prior to that time.
                                      Any redemption request placed after
                                      that time will be priced at the NAV at the
                                      close of business on the next business
                                      day.

                                      Financial intermediaries may charge a
                                      fee to process a redemption of shares.
                                      Shareholders should indicate which class of shares they are redeeming.

                                      The LifePath Portfolios may reject an
                                      order to sell shares under certain
                                      circumstances.

            Selling                   METHODS OF REDEEMING:
            shares held
            directly                  REDEEM BY TELEPHONE: You may sell
            with                      Class R Shares held directly at BlackRock
            BlackRock                 by telephone request if certain
                                      conditions are met and if the amount
                                      being sold is less than (i) $100,000 for
                                      payments by check or (ii) $250,000 for
                                      payments through the ACH or wire
                                      transfer. Certain redemption requests
                                      such as those in excess of these
                                      amounts, must be in writing with a
                                      medallion signature guarantee. You can
                                      obtain a medallion signature guarantee
                                      stamp from a bank, securities dealer,
                                      securities broker, credit union, savings
                                      and loan association, national securities
                                      exchange or registered securities
                                      association. A notary public seal will not
                                      be acceptable.

                                      The LifePath Portfolios, their
                                      administrator and the Distributor will
                                      employ reasonable procedures to
                                      confirm that instructions communicated
                                      by telephone are genuine. The LifePath
                                      Portfolios and their service providers will
                                      not be liable for any loss, liability, cost or
                                      expense for acting upon telephone
                                      instructions that are reasonably believed
                                      to be genuine in accordance with such
                                      procedures. The LifePath Portfolios may
                                      refuse a telephone redemption request if
                                      they believe it is advisable to do so.

                                      During periods of substantial economic
                                      or market change, telephone
                                      redemptions may be difficult to
                                      complete. Please find below alternative
                                      redemption methods.

HOW TO SELL SHARES
            YOUR CHOICES              IMPORTANT INFORMATION FOR YOU TO KNOW
                                      REDEEM BY VRU: Class R Shares may
                                      also be redeemed by use of the LifePath
                                      Portfolios' VRU. Payment for Class R
                                      Shares redeemed by VRU may be made
                                      for non-retirement accounts in amounts
                                      up to $25,000, either through check,
                                      ACH or wire.

                                      REDEEM BY INTERNET: You may redeem in
                                      your account by logging onto the
                                      BlackRock website at
                                      www.blackrock.com/funds. Proceeds
                                      from Internet redemptions may be sent
                                      via check, ACH or wire to the bank
                                      account of record. Payment for Class R
                                      Shares redeemed by VRU may be made
                                      for non-retirement accounts in amounts
                                      up to $25,000, either through check,
                                      ACH or wire.

                                      REDEEM IN WRITING: You may sell shares
                                      held at BlackRock by writing to
                                      BlackRock, P.O. Box 9819, Providence, RI
                                      02940-8019 or for overnight delivery,
                                      101 Sabin Street, Pawtucket, RI 02860-
                                      1427. All shareholders on the account
                                      must sign the letter. A medallion
                                      signature guarantee will generally be
                                      required but may be waived in certain
                                      limited circumstances. You can obtain a
                                      medallion signature guarantee stamp
                                      from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.
                                      If you hold stock certificates, return the certificates with the letter. Proceeds from redemptions may be sent via check, ACH or wire to the bank account of record.

                                      PAYMENT OF REDEMPTION PROCEEDS
                                      Redemption proceeds may be paid by
                                      check or, if a LifePath Portfolio has
                                      verified banking information on file,
                                      through ACH or by wire transfer.

                                      PAYMENT BY CHECK: BlackRock will
                                      normally mail redemption proceeds
                                      within seven days following receipt of a properly completed request. Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record.
                                      Shareholders will pay $15 for redemption proceeds sent by check via overnight mail. You are responsible for any additional charges imposed by your bank for this service.

HOW TO SELL SHARES
            YOUR CHOICES              IMPORTANT INFORMATION FOR YOU TO KNOW
                                      PAYMENT BY WIRE TRANSFER: Payment for
                                      redeemed shares for which a
                                      redemption order is received before 4:00
                                      p.m. (Eastern time) on a business day is
                                      normally made in Federal funds wired to
                                      the redeeming shareholder on the next
                                      business day, provided that the LifePath
                                      Portfolios' custodian is also open for
                                      business. Payment for redemption
                                      orders received after 4:00 p.m. (Eastern
                                      time) or on a day when the LifePath
                                      Portfolios' custodian is closed is normally
                                      wired in Federal funds on the next
                                      business day following redemption on
                                      which the LifePath Portfolio's custodian
                                      is open for business. The LifePath
                                      Portfolios reserve the right to wire
                                      redemption proceeds within seven days
                                      after receiving a redemption order if, in
                                      the judgment of the LifePath Portfolio,
                                      an earlier payment could adversely affect
                                      a LifePath Portfolio.

                                      If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account. Shareholders will pay $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service. No charge for wiring redemption payments with respect to Class R Shares is imposed by the LifePath Portfolios.

                                      The LifePath Portfolios are not
                                      responsible for the efficiency of the
                                      Federal wire system or the shareholder's firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the LifePath Portfolio at the address on the back cover of this Prospectus.

                                      PAYMENT BY ACH: Redemption proceeds
                                      may be sent to the shareholder's bank
                                      account (checking or savings) via ACH.
                                      Payment for redeemed shares for which
                                      a redemption order is received before
                                      4:00 p.m. (Eastern time) on a business
                                      day is normally sent to the redeeming
                                      shareholder the next business day, with
                                      receipt at the receiving bank within the next two business days (48-72 hours);
                                      provided that the LifePath Portfolios'
                                      custodian is also open for business.
                                      Payment for redemption orders received
                                      after 4:00 p.m. (Eastern time) or on a
                                      day when the LifePath Portfolios'
                                      custodian is closed is normally sent on
                                      the next business day following
                                      redemption on which the LifePath
                                      Portfolios' custodian is open for
                                      business.

HOW TO SELL SHARES
            YOUR CHOICES              IMPORTANT INFORMATION FOR YOU TO KNOW
                                      The LifePath Portfolios reserve the right
                                      to send redemption proceeds within
                                      seven days after receiving a redemption
                                      order if, in the judgment of a LifePath
                                      Portfolio, an earlier payment could
                                      adversely affect the LifePath Portfolio. No
                                      charge for sending redemption
                                      payments via ACH is imposed by the
                                      LifePath Portfolios. If you make a
                                      redemption request before a LifePath
                                      Portfolio has collected payment for the
                                      purchase of shares, the LifePath Portfolio
                                      may delay mailing your proceeds. This
                                      delay will usually not exceed ten days.

HOW TO TRANSFER YOUR ACCOUNT

              YOUR CHOICES            IMPORTANT INFORMATION FOR YOU TO KNOW
TRANSFER      Transfer to a           You may transfer your Class R Shares of a LifePath Portfolio only to another financial
SHARES        participating           professional or financial intermediary that has an agreement with the Distributor. Certain
TO            financial               shareholder services may not be available for the transferred shares. All future trading of
ANOTHER       professional or         these assets must be coordinated by the receiving firm.
SECURITIES    other
DEALER        financial
OR            intermediary            If your account is held directly with BlackRock, you may call (800) 441-7762 with any
OTHER                                 questions; otherwise please contact your financial intermediary to accomplish the transfer
FINANCIAL                             of shares.
INTERMEDIARY

              Transfer to a           You must either:
              non-participating
              financial professional
              or other                . Transfer your Class R Shares to an account with a LifePath Portfolio; or
              financial intermediary  . Sell your shares, paying any applicable deferred sales charge.

                                      If your account is held directly with BlackRock, you may call (800) 441-7762 with any questions; otherwise please contact your financial intermediary to accomplish the transfer of shares.

ACCOUNT SERVICES AND PRIVILEGES
--------------------------------------------------------------------------------
The following table provides examples of account services and privileges available in your BlackRock account. Please contact your financial professional for assistance in requesting one or more of the following services and privileges.

AUTOMATIC     Allows systematic investments               BlackRock's AIP allows you to invest a specific amount on a periodic basis
INVESTMENT    on a periodic basis from                    from your checking or savings account into your investment account. You
PLAN          checking or savings account.                may apply for this option upon account opening or by completing the AIP application. The minimum investment amount for an AIP is $50 per portfolio.

DIVIDEND      Automatically invests your distributions    Dividend and capital gains distributions may be reinvested in your account
ALLOCATION    into another BlackRock Fund                 to purchase additional shares or paid in cash. Using the Dividend
PLAN          of your choice pursuant to                  Allocation Plan, you can direct your distributions to your bank account
              your instructions, without any              (checking or savings), to purchase shares of another fund at BlackRock
              fees or sales charges.                      without any fees or sales charges, or by check to special payee. Please call (800) 441-7762 for details. If investing into another fund at
                                                          BlackRock, the receiving fund must be open to new purchases.

SYSTEMATIC    This feature can be used by                 A minimum of $10,000 in the initial BlackRock Fund is required and
EXCHANGE      investors to systematically exchange        investments in any additional funds must meet minimum initial investment
PLAN          money from one fund to up                   requirements. For more information, please contact the LifePath Portfolio
              to four other funds.                        at (800) 441-7762.

SYSTEMATIC    This feature can be used by                 To start a Systematic Withdrawal Plan ("SWP") a shareholder must have a
WITHDRAWAL    investors who want to receive               current investment of $10,000 or more in a BlackRock Fund.
PLAN          regular distributions from their
              accounts.                                   Shareholders can elect to receive cash payments of $50 or more at any interval they choose. Shareholders may sign up by completing the SWP
                                                          Application Form, which may be obtained from BlackRock.

                                                          Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted.To participate in the SWP, shareholders must have their dividends reinvested. Shareholders may change or cancel the SWP at any time, with a minimum of 24 hours notice. Ask your financial adviser or other financial intermediary for details.

LIFEPATH PORTFOLIOS' RIGHTS
--------------------------------------------------------------------------------
Each LifePath Portfolio may:

..    Suspend the right of redemption if trading is halted or restricted on the
     NYSE or under other emergency conditions described in the 1940 Act,

..    Postpone date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the 1940 Act or if a redemption request is made before a LifePath Portfolio has collected payment for the purchase of shares,

..    Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the 1940 Act, and

..    Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

NOTE ON LOW BALANCE ACCOUNTS. Because of the high cost of maintaining smaller shareholder accounts, a LifePath Portfolio may redeem the shares in your account (without charging any deferred sales charge) if the NAV of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before a LifePath Portfolio makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before a LifePath Portfolio takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

CALCULATING THE LIFEPATH PORTFOLIOS' SHARE PRICE
--------------------------------------------------------------------------------
Each LifePath Portfolio's share price (also known as a LifePath Portfolio's
NAV) is calculated by dividing the value of the net assets of the LifePath Portfolio (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the LifePath Portfolio, generally rounded to the nearest cent.

Each LifePath Portfolio's NAV is calculated at the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern Time) on any Business Day. If regular trading on the NYSE closes early, the time for calculating each LifePath Portfolio's NAV and the deadline for share transactions will be accelerated to the earlier closing time. The NAV of each LifePath Portfolio is calculated based on the NAV of the Master Portfolio in which the LifePath Portfolio invests. The LifePath Portfolios' SAI includes a description of the methods for valuing the Master Portfolios' investments, including a description of the circumstances in which the Master Portfolios' investments would be valued using fair value pricing and the effects of using fair value pricing.

LIFEPATH PORTFOLIO DISTRIBUTIONS
--------------------------------------------------------------------------------
The LifePath Portfolios distribute their net investment income to shareholders quarterly. The LifePath Portfolios distribute their net realized capital gains, if any, to shareholders at least annually. Distributions payable to you will be automatically reinvested in additional Class R Shares of your LifePath Portfolio, unless you have elected to receive distribution payments in cash.

FREQUENT TRADING IN LIFEPATH PORTFOLIO SHARES
--------------------------------------------------------------------------------
Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on a fund and its shareholders. Depending on various factors, such as the size of the fund's investment portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a fund's investment portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's NAV ("market timing").

Each LifePath Portfolio invests only in interests of its Master Portfolio, and the Boards of Trustees of MIP and the Trust have each considered the issues of frequent trading and market timing. MIP's Board of Trustees has adopted a policy of not monitoring for possible market timing activity because the Master Portfolios' holdings are valued as of the same time that the NAV of the Master Portfolios is calculated (generally 4:00 p.m. Eastern time), which eliminates the potential arbitrage opportunity presented by a lag between a change in the value of the Master Portfolios' holdings and the reflection of that change in the Master Portfolios' respective NAVs. MIP's Board of Trustees has not adopted a policy of monitoring for other forms of frequent trading because daily flows into and out of the Master Portfolios are aggregated, and the process of aggregation is expected to reduce the potential for frequent trading to disrupt the implementation of the Master Portfolios' investment strategies.

The Trust's Board of Trustees has not adopted a policy of monitoring for market timing or other frequent trading activity in the LifePath Portfolios in light of the nature of the LifePath Portfolios' investment in Master Portfolios, the policies of the Master Portfolios, as described in the preceding paragraphs, and the historical nature of flows into and out of the LifePath Portfolios.

BTC's ability to monitor trades that are placed by participants in plans that are shareholders in the LifePath Portfolios or other shareholders in the LifePath Portfolios that trade through omnibus accounts maintained by intermediaries will be severely limited to the extent BTC does not receive transaction information showing individual investment decisions. Upon request by the LifePath Portfolios, intermediaries are required to provide certain transaction information that may enable the LifePath Portfolios to identify trading activity that is potentially harmful to the LifePath Portfolios. The LifePath Portfolios may, but do not have the obligation to, respond to any potentially harmful trading activity that is identified. In the event any potentially harmful trading activity is identified, responses may include the imposition of trading restrictions, the rejection of purchases, or such other steps the LifePath Portfolios determine are appropriate. Financial Intermediaries' ability to impose restrictions on the trading practices of their clients may, however, be affected by legal or technological limitations.

The LifePath Portfolios may from time to time implement various methods that the LifePath Portfolios believe are appropriate to deter market timing, frequent trading or other activity that may be detrimental to the LifePath Portfolios or long-term investors in the LifePath Portfolios. There is no assurance that any such methods will prevent such detrimental trading activity.

TAXES
--------------------------------------------------------------------------------
The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the LifePath Portfolios and their U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the LifePath Portfolios' SAI for additional U.S. federal income tax information.

Distributions from your LifePath Portfolio's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath Portfolio shares. The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the LifePath Portfolio's distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

Distributions from the LifePath Portfolios generally are taxable as follows:

DISTRIBUTION TYPE               TAX STATUS
------------------------------- ---------------------------------
Qualified dividend income...... Qualified dividend income/(1)(2)/
Other income................... Ordinary income/(2)/
Short-term capital gain........ Ordinary income
Long-term capital gain......... Long-term capital gain/(3)/

-------
/(1)/ If you are an individual, your distributions attributable to the LifePath
      Portfolio's qualified dividend income generally are taxable to you at a maximum 15% U.S. federal income tax rate, as long as you meet certain holding period and other requirements. Qualified dividend income is, in general, dividend income received from taxable U.S. and certain foreign corporations. Absent further legislation, the reduced rates of tax for qualified dividend income will expire after December 31, 2010.

/(2)/ A portion of distributions paid to corporate shareholders of the LifePath
      Portfolios may qualify for the dividends-received deduction available to corporations.

/(3)/ An individual's net long-term capital gain currently is subject to a reduced maximum 15% U.S. federal income tax rate. Absent further legislation, this reduced 15% maximum tax rate on long-term capital gain is scheduled to expire after December 31, 2010.

In addition, if you sell your LifePath Portfolio shares you generally will have a taxable capital gain or loss in an amount equal to the difference between the net amount of sale proceeds that you receive and your tax basis for the shares that you sell. In certain circumstances, a loss on the sale may be disallowed:

TRANSACTION                                        TAX STATUS
-------------------------------------------------- --------------------------------
You sell shares owned for more than one year...... Long-term capital gain or loss
You sell shares owned for one year or less........ Short-term capital gain or loss

If you buy a LifePath Portfolio's shares shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the form of a taxable distribution. Similarly, if you buy shares of a LifePath Portfolio that holds appreciated securities, you will, in effect, receive part of your purchase back in a taxable distribution if and when the LifePath Portfolio sells the appreciated securities and distributes the realized gain on the sale. The LifePath Portfolios have built up, or have the potential to build up, high levels of unrealized appreciation in their investments.

After the end of each year, the LifePath Portfolios will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.

In certain circumstances, you may be subject to back-up withholding taxes on distributions to you from the LifePath Portfolios if you fail to provide the LifePath Portfolios with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service that you are subject to back-up withholding.

TAX CONSIDERATIONS FOR TAX-EXEMPT OR FOREIGN INVESTORS OR THOSE HOLDING LIFEPATH PORTFOLIO SHARES THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA, WILL BE DIFFERENT. FOR EXAMPLE, SHAREHOLDERS THAT ARE EXEMPT FROM U.S. FEDERAL INCOME TAX, SUCH AS RETIREMENT PLANS THAT ARE QUALIFIED UNDER SECTION 401 OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, GENERALLY ARE NOT SUBJECT TO U.S. FEDERAL INCOME TAX ON LIFEPATH PORTFOLIO DIVIDENDS OR DISTRIBUTIONS OR ON SALES OF LIFEPATH PORTFOLIO SHARES. BECAUSE EACH INVESTOR'S TAX CIRCUMSTANCES ARE UNIQUE AND BECAUSE TAX LAWS ARE SUBJECT TO CHANGE, YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT YOUR INVESTMENT.

MASTER/FEEDER AND FUND OF FUNDS STRUCTURES
--------------------------------------------------------------------------------
The LifePath Portfolios do not have their own investment adviser. Instead, each LifePath Portfolio invests all of its assets in the applicable Master
Portfolio, which has an investment objective, strategies and policies substantially identical to the LifePath Portfolio. BFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the LifePath Portfolios.

FEEDER FUND EXPENSES

Feeder funds, including the LifePath Portfolios, bear their respective Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

FEEDER FUND RIGHTS

Under the master/feeder structure, the Trust's Board of Trustees retains the right to withdraw a LifePath Portfolio's assets from its Master Portfolio if it believes doing so is in the best interests of the LifePath Portfolio's shareholders. If the Trust's Board of Trustees decides to withdraw a LifePath Portfolio's assets, it would then consider whether the LifePath Portfolio should hire its own investment adviser, invest in another master portfolio or take other action.

FUND OF FUNDS

The Master Portfolios do not invest directly in a portfolio of securities. Instead, they invest in the Underlying Money Market Fund and other Underlying Funds that are also advised by BFA. Each Master Portfolio charges for its own direct expenses, in addition to bearing a PRO RATA share of the expenses charged by the Underlying Funds in which it invests.

Management of the LifePath Portfolios
--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------
Each LifePath Portfolio is a feeder fund that invests all of its assets in a Master Portfolio that has an investment objective, strategies and policies substantially identical to the LifePath Portfolio. The Master Portfolios, in turn, invest in a combination of Underlying Funds. BFA, a registered investment adviser, serves as investment adviser to each Master Portfolio, and also serves as investment adviser to each Underlying Fund, with the exception of the Underlying Money Market Fund, which invests in a master portfolio advised by BFA. BFA manages investing the Master Portfolios' assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the MIP's Board of Trustees. For its services to the Master Portfolios, BFA is entitled to receive an annual management fee of ___% of each Master Portfolio's average daily net assets.

For its services to the Underlying Funds, BFA receives fees that differ from the fees described for the LifePath Portfolios in this Prospectus. BFA provides investment advisory services for the Underlying Funds that differ from the investment advisory services it provides for the Master Portfolios. For services provided to the Underlying Funds, BFA receives investment advisory fees from the Underlying Funds. In addition, BTC provides administration services to certain of the Underlying Funds and, for those services, may receive administration fees from those Underlying Funds. BFA has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to management and administration fees, if any, paid by the Underlying Funds to BFA and BTC, respectively, through December 1, 2011.

BFA is located at 400 Howard Street, San Francisco, CA 94105. BFA is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock. As of March 31, 2010, BTC and its affiliates, including BFA, had approximately $__ in investment company and other portfolio assets under management. BFA, BTC, BlackRock Execution Services, BlackRock and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolios invest.

A discussion regarding the basis for the MIP's Board of Trustees' approval of the investment advisory agreements with BFA will be available in the LifePath Portfolios' annual report for the year ended December 31, 2010.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Dagmar Nikles, Leslie Gambon and Alan Mason (the "Portfolio Managers") are jointly and primarily responsible for the day-to-day management of the Master Portfolios and act collaboratively on all aspects concerning the Master Portfolios. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

Ms. Nikles has been employed as a Senior Investment Strategist in the defined contributions team at BFA and BTC since December 2009. From July 2003 to November 2009, Ms. Nikles was a member of the asset allocation portfolio management team at Barclays Global Fund Advisors ("BGFA") and Barclays Global Investors, N.A. ("BGI"). Ms. Nikles has been a one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since inception.

Ms. Gambon has been employed as a member of the asset allocation portfolio management team at BFA and BTC since December 2009. From April 2007 to November 2009, Ms. Gambon was a member of the asset allocation portfolio management at BGFA and BGI. From October 2004 to April 2007, Ms. Gambon was Head of Defined Contribution Portfolio Management at BGI. Ms. Gambon has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since inception.

Mr. Mason has been employed by BFA and BTC since December 2009. Mr. Mason is responsible for multi-asset class solutions for institutional clients. From 1991 to 2009, Mr. Mason served a variety of roles at BGFA and BGI, including eight years devoted to the development of transition management products. Mr. Mason has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since inception.

The LifePath Portfolios' SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares in the LifePath Portfolios.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------
Pursuant to an Administration Agreement between the Trust, on behalf of the LifePath Portfolios, and BTC, BTC provides the following services, among others, as the LifePath Portfolios' administrator:

     . Supervises the LifePath Portfolios' administrative operations;

     . Provides or causes to be provided management reporting and treasury administration services;

     . Financial reporting;

     . Legal, blue sky and tax services;

     . Preparation of proxy statements and shareholder reports; and

   . Engaging and supervising the shareholder servicing agents ("Shareholder
     Servicing Agents") on behalf of the LifePath Portfolios.

BTC is entitled to receive fees for these services at the annual rate of __% of the average daily net assets of Class R Shares of each LifePath Portfolio. In addition to performing these services, BTC has agreed to bear all costs of operating the LifePath Portfolios, other than brokerage expenses, management fees, distribution fees, certain fees and expenses related to the Trust's trustees that are not "interested persons" of the LifePath Portfolios or the Trust as defined in the 1940 Act (the "Independent Trustees") and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses.

CONFLICTS OF INTEREST
--------------------------------------------------------------------------------
BFA wants you to know that there are certain entities with which BFA has relationships that may give rise to conflicts of interest, or the appearance of conflicts of interest. These entities include the following: BFA's affiliates (including BlackRock and PNC and each of their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the "Affiliates")) and BlackRock's significant shareholders, Merrill Lynch and its affiliates, including BAC (each, a "BAC Entity"), and Barclays Bank PLC and its affiliates, including Barclays PLC (each, a "Barclays Entity") (for convenience the Affiliates, BAC Entities and Barclays Entities are collectively referred to in this section as the "Entities" and each separately is referred to as an "Entity").

The activities of Entities in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the LifePath Portfolios and their shareholders. The Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the LifePath Portfolios. The Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the LifePath Portfolios. One or more of the Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the LifePath Portfolios directly and indirectly invest. Thus, it is likely that the LifePath Portfolios will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Entity performs or seeks to perform investment banking or other services.

One or more Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the LifePath Portfolios and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the LifePath Portfolios, including in securities issued by other open-end and closed-end investment management companies, including investment companies that are affiliated with the LifePath Portfolios and BFA to the extent permitted under the 1940 Act. The trading activities of these Entities are carried out without reference to positions held directly or indirectly by the LifePath Portfolios and may result in an Entity having positions that are adverse to those of the LifePath Portfolios.

No Entity is under any obligation to share any investment opportunity, idea or strategy with the LifePath Portfolios. As a result, an Entity may compete with the LifePath Portfolios for appropriate investment opportunities. As a result of this and several other factors, the results of the LifePath Portfolios' investment activities may differ from those of an Entity and of other accounts managed by an Entity, and it is possible that the LifePath Portfolios could sustain losses during periods in which one or more Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

The LifePath Portfolios may, from time to time, enter into transactions in which an Entity or an Entity's other clients have an adverse interest. Furthermore, transactions undertaken by Entity-advised clients may adversely impact the

LifePath Portfolios. Transactions by one or more Entity-advised clients or BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the LifePath Portfolios.

An Entity may maintain securities indexes as part of its product offerings. Index based funds seek to track the performance of securities indexes and may use the name of the index in the fund name. Index providers, including Entities, may be paid licensing fees for use of their indexes or index names. Entities will not be obligated to license their indexes to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with the Entities will be as favorable as those terms offered to other index licensees.

The LifePath Portfolios' activities may be limited because of regulatory restrictions applicable to one or more Entities, and/or their internal policies designed to comply with such restrictions. In addition, the LifePath Portfolios may invest in securities of companies with which an Entity has or is trying to develop investment banking relationships or in which an Entity has significant debt or equity investments. The LifePath Portfolios also may invest in securities of companies for which an Entity provides or may some day provide research coverage. An Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the LifePath Portfolios or who engage in transactions with or for the LifePath Portfolios, and may receive compensation for such services. The LifePath Portfolios may also make brokerage and other payments to Entities in connection with the LifePath Portfolios' portfolio investment transactions.

Under a securities lending program approved by MIP's Board of Trustees, the Master Portfolios have retained an Affiliate of BFA to serve as the securities lending agent for the Master Portfolios to the extent that the Master Portfolios participate in the securities lending program. For these services, the lending agent may receive a fee from the Master Portfolios, including a fee based on the returns earned on the Master Portfolios' investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Master Portfolios may lend their portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the LifePath Portfolios and their shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest.

CERTAIN LIFEPATH PORTFOLIO POLICIES

--------------------------------------------------------------------------------
ANTI-MONEY LAUNDERING REQUIREMENTS

The LifePath Portfolios are subject to the USA PATRIOT Act (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a LifePath Portfolio may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The LifePath Portfolios reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the LifePath Portfolios to verify their identity. The LifePath Portfolios also reserve the right to redeem any amounts in a LifePath Portfolio from persons whose identity it is unable to verify on a timely basis. It is the LifePath Portfolios' policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Financial highlights for the LifePath Portfolios are not available because, as of the effective date of this Prospectus, the LifePath Portfolios have not commenced operations, and therefore have no financial highlights to report.

DISCLAIMERS
--------------------------------------------------------------------------------
The iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P Small Cap 600 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and the iShares S&P North America Natural Resources Sector Index Fund (the "iShares S&P Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's or its affiliates. Standard & Poor's and its affiliates make no representation or warranty, express or implied, to the owners of shares of the iShares S&P Funds or any member of the public regarding the advisability of investing in securities generally or in iShares S&P Funds particularly or the ability of the Standard & Poor's Indexes to track general stock market performance. Standard & Poor's and its affiliates' only relationship to the iShares Trust (as used in these Disclaimers, the "Trust"), BTC and BFA is the licensing of certain trademarks and trade names of Standard & Poor's and its affiliates and of the Standard & Poor's Indexes, which are determined, composed and calculated by Standard & Poor's and its affiliates without regard to the Trust, BTC, BFA or the iShares S&P Funds. Standard & Poor's and its affiliates have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares S&P Funds into consideration in determining, composing or calculating the Standard & Poor's Indexes. Standard & Poor's and its affiliates are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares S&P Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares S&P Funds are to be converted into cash. Standard & Poor's and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the iShares S&P Funds. Standard &
Poor's and its affiliates do not guarantee the accuracy or the completeness of the Standard & Poor's Indexes or any data included therein and Standard &
Poor's and its affiliates shall have no liability for any errors, omissions, or interruptions therein. Standard & Poor's and its affiliates make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares S&P Funds or any other person or entity from the use of the Standard & Poor's Indexes or any data included therein. Standard & Poor's and its affiliates make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Standard & Poor's Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Standard & Poor's and its affiliates have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Standard & Poor's Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Russell Midcap Index Fund and the iShares Russell 2000 Index Fund (the "iShares Russell Funds") are not sponsored, endorsed, sold or promoted by Russell Investment Group. Russell Investment Group makes no representation or warranty, express or implied, to the owners of shares of the iShares Russell Funds or any member of the public regarding the advisability of investing in securities generally or in the iShares Russell Funds particularly or the ability of the Russell Indexes to track general stock market performance. Russell Investment Group's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Russell Investment Group's and of the Russell Indexes, which are determined, composed, and calculated by Russell Investment Group without regard to the Trust, BTC, BFA or the iShares Russell Funds. Russell Investment Group has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Russell Funds into consideration in determining, composing or calculating the Russell Indexes. Russell Investment Group is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Russell Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Russell Funds are to be converted into cash. Russell Investment Group has no obligation or liability in connection with the administration, marketing or trading of the iShares Russell Funds. Russell Investment Group does not guarantee the accuracy or the completeness of the Russell Indexes or any data included therein and Russell Investment Group shall have no liability for any errors, omissions, or interruptions therein. Russell Investment Group makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Russell Funds or any other person or entity from the use of the Russell Indexes or any data included therein. Russell Investment Group makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Russell Investment Group have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Russell Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers. Cohen & Steers makes no representation or warranty, express or implied, to the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares Cohen & Steers Realty Majors Index Fund particularly or the ability of the Cohen & Steers Realty Majors Index to track general stock market performance. Cohen & Steers' only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Cohen & Steers and of the Cohen & Steers Realty Majors Index, which is determined, composed and calculated by Cohen & Steers without regard to the Trust, BTC, BFA or the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund into consideration in determining, composing or calculating the Cohen & Steers Realty Majors Index. Cohen & Steers is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Cohen & Steers Realty Majors Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Cohen & Steers Realty Majors Index Fund are to be converted into cash. Cohen & Steers has no obligation or liability in connection with the administration, marketing or trading of the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers does not guarantee the accuracy or the completeness of the Cohen & Steers Realty Majors Index or any data included therein and Cohen & Steers shall have no liability for any errors, omissions, or interruptions therein. Cohen & Steers makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any other person or entity from the use of the Cohen & Steers Realty Majors Index or any data included therein. Cohen & Steers makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Cohen & Steers Realty Majors Index or any data included therein. Without limiting any of the foregoing, in no event shall Cohen & Steers have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Cohen & Steers Realty Majors Index or any data included therein, even if notified of the possibility of such damages.

The iShares JPMorgan USD Emerging Markets Bond Fund is not sponsored, endorsed, sold or promoted by JPMorgan. JPMorgan makes no representation or warranty, express or implied, to the owners of shares of the iShares JPMorgan USD Emerging Markets Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares JPMorgan USD Emerging Markets Bond Fund particularly or the ability of the JPMorgan EMBI Global Core Index to track general bond market performance. JPMorgan's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of JPMorgan and of the JPMorgan EMBI Global Core Index which is determined, composed and calculated by JPMorgan without regard to the Trust, BTC, BFA or the iShares JPMorgan USD Emerging Markets Bond Fund. JPMorgan has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares JPMorgan USD Emerging Markets Bond Fund into consideration in determining, composing or calculating the JPMorgan EMBI Global Core Index. JPMorgan is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares JPMorgan USD Emerging Markets Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares JPMorgan USD Emerging Markets Bond Fund are to be converted into cash. JPMorgan has no obligation or liability in connection with the administration, marketing or trading of the iShares JPMorgan USD Emerging Markets Bond Fund. JPMorgan does not guarantee the accuracy or the completeness of the JPMorgan EMBI Global Core Index or any data included therein and JPMorgan shall have no liability for any errors, omissions, or interruptions therein. JPMorgan makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the JPMorgan USD Emerging Markets Bond Fund or any other person or entity from the use of the JPMorgan EMBI Global Core Index or any data included therein. JPMorgan makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the JPMorgan EMBI Global Core Index or any data included therein. Without limiting any of the foregoing, in no event shall JPMorgan have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the JPMorgan EMBI Global Core Index or any data included therein, even if notified of the possibility of such damages.

The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC. IIC makes no representation or warranty, express or implied, to the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares iBoxx $ High Yield Corporate Bond Fund particularly or the ability of the iBoxx $ Liquid High Yield Index to track the general stock market performance. IIC's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of IIC and of the iBoxx $ Liquid High Yield Index which is determined, composed and calculated by IIC without regard to the Trust, BTC, BFA or the iShares iBoxx $ High Yield Corporate Bond Fund. IIC has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund into consideration in determining, composing or calculating the iBoxx $ Liquid High Yield Index. IIC is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares iBoxx
$ High Yield Corporate Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares iBoxx $ High Yield Corporate Bond Fund are to be converted into cash. IIC has no obligation or liability in connection with the administration, marketing or trading of the iShares iBoxx $ High Yield Corporate Bond Fund. IIC does not guarantee the accuracy or the completeness of the iBoxx $ Liquid High Yield Index or any data included therein and IIC shall have no liability for any errors, omissions, or interruptions therein. IIC makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any other person or entity from the use of the iBoxx $ Liquid High Yield Index or any data included therein. IIC makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the iBoxx $ Liquid High Yield Index or any data included therein. Without limiting any of the foregoing, in no event shall IIC have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the iBoxx $ Liquid High Yield Index or any data included therein, even if notified of the possibility of such damages.

The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE Licensor Parties. None of the FTSE Licensor Parties makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index and/or the figure at which the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index stands at any particular time on any particular day or otherwise. The FTSE Licensor Parties' only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of the FTSE Licensor Parties and of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index, which is determined, composed and calculated by the FTSE Licensor Parties without regard to the Trust, BTC, BFA or the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund into consideration in determining, composing or calculating the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index. The FTSE Licensor Parties are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund are to be converted into cash. The FTSE Licensor Parties have no obligation or liability in connection with the administration, marketing or trading of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties do not guarantee the accuracy or the completeness of the FTSE EPRA/

NAREIT Developed Real Estate ex-U.S. Index or any data included therein and the FTSE Licensor Parties shall have no liability for any errors, omissions, or interruptions therein. The FTSE Licensor Parties make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund or any other person or entity from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. The FTSE Licensor Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. Without limiting any of the foregoing, in no event shall the FTSE Licensor Parties have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein, even if notified of the possibility of such damages.

The iShares MSCI Canada Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund (the "iShares MSCI Index Funds") are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of the iShares MSCI Index Funds or any member of the public regarding the advisability of investing in funds generally or in the iShares MSCI Index Funds particularly or the ability of the MSCI Indexes to track general stock market performance. MSCI is the licensor of certain trademarks, servicemarks and trade names of MSCI and of the MSCI Indexes, which are determined, composed and calculated by MSCI without regard to the Trust, iShares, Inc., BTC, BFA or the iShares MSCI Index Funds. MSCI has no obligation to take the needs of BTC, BFA or the owners of the iShares MSCI Index Funds into consideration in determining, composing or calculating the MSCI Indexes. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the iShares MSCI Index Funds to be issued or in the determination or calculation of the equation by which the iShares MSCI Index Funds are redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of the iShares MSCI Index Funds in connection with the administration, marketing or trading of the iShares MSCI Index Funds. Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI Indexes from sources which MSCI considers reliable, neither MSCI nor any other party guarantees the accuracy and/or the completeness of the MSCI Indexes or any data included therein. Neither MSCI nor any other party makes any warranty, express or implied, as to results to be obtained by a licensee, licensee's customers and counterparties, the owners of the iShares MSCI Index Funds or any other person or entity from the use of the MSCI Indexes or any data included hereunder or for any other use. Neither MSCI nor any other party makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the MSCI Indexes or any data included therein. Without limiting any of the foregoing, in no event shall MSCI or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund (collectively, the "Barclays Capital Funds") are not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of shares of the Barclays Capital Funds or any member of the public regarding the advisability of investing in securities generally or in the Barclays Capital Funds particularly or the ability of the Barclays Capital Funds' underlying indexes (the "Underlying Indexes") to track general bond market performance. Barclays Capital's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of

Barclays Capital and of the Underlying Indexes, which are determined, composed and calculated by Barclays Capital without regard to the Trust, BTC, BFA or the Barclays Capital Funds. Barclays Capital has no obligation to take the needs of BTC, BFA or the owners of shares of the Barclays Capital Funds into consideration in determining, composing or calculating the Underlying Indexes. Barclays Capital is not responsible for and has not participated in the determination of the prices and amount of shares of the Barclays Capital Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Barclays Capital Funds are to be converted into cash. Barclays Capital has no obligation or liability in connection with the administration, marketing or trading of the Barclays Capital Funds. Barclays Capital does not guarantee the accuracy or the completeness of the Underlying Indexes or any data included therein and Barclays Capital shall have no liability for any errors, omissions or interruptions therein. Barclays Capital makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the Barclays Capital Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. Barclays Capital makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Barclays Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Indexes or any data included therein, even if notified of the possibility of such damages.

BFA does not guarantee the accuracy or the completeness of any underlying index or any data included therein and BFA shall have no liability for any errors, omissions, or interruptions therein.

BFA makes no warranty, express or implied, to the owners of shares of the iShares funds or to any other person or entity as to results to be obtained by the series of the Trust from the use of any underlying index or any data included therein. BFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any underlying index or any data included therein. Without limiting any of the foregoing, in no event shall BFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the LifePath Portfolios is available at no charge upon request. This information includes:

ANNUAL/SEMI-ANNUAL REPORTS
These reports (once available) contain additional information about each of the LifePath Portfolio's investments. The annual report describes the LifePath Portfolio's performance, lists portfolio holdings, and discusses recent market conditions, economic trends and LifePath Portfolio investment strategies that significantly affected the LifePath Portfolio's performance for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information, dated ___, 2010, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each LifePath Portfolio, may be obtained free of charge, along with each LifePath Portfolios' annual and semi-annual reports, by calling
(800) 441-7762, on any business day. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

QUESTIONS
If you have any questions about the LifePath Portfolios, please:

Call:       1-800-441-7762 (toll free)
            8:00 a.m. to 6:00 p.m. (Eastern time),
            on any business day

WORLD WIDE WEB
The LifePath Portfolios do not have a fund website, but the LifePath Portfolios' annual and semi-annual shareholder reports (once available), Prospectuses and SAI are available free of charge online at the SEC's website WWW.SEC.GOV.

WRITTEN CORRESPONDENCE

BlackRock Funds III
PO Box 9819
Providence, RI 02940-8019

OVERNIGHT MAIL
BlackRock Funds III
101 Sabin Street
Pawtucket, RI 02860-1427

INTERNAL WHOLESALERS/BROKER DEALER SUPPORT
Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), on any Business Day. Call: (800) 882-0052.

PORTFOLIO CHARACTERISTICS AND HOLDINGS
A description of the LifePath Portfolios' policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

SECURITIES AND EXCHANGE COMMISSION
You may also view and copy public information about a LifePath Portfolio, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM INFORMATION CONTAINED IN THIS PROSPECTUS.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE # 811-07332

[GRAPHIC APPEARS HERE]

___-_____-____

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THE SECURITIES DESCRIBED HEREIN MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE IN WHICH THE OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL.

BLACKROCK FUNDS III

Statement of Additional Information
Dated ________, 2010

PORTFOLIO/SHARE CLASS                                            TICKER
---------------------------                                     -------
LIFEPATH 2025 PORTFOLIO(R)
 Investor A Shares                                               _____
 Investor C Shares                                               _____
 Institutional Shares                                            _____
 Class K Shares                                                  _____
 Class R Shares                                                  _____
LIFEPATH 2035 PORTFOLIO(R)
 Investor A Shares                                               _____
 Investor C Shares                                               _____
 Institutional Shares                                            _____
 Class K Shares                                                  _____
 Class R Shares                                                  _____
LIFEPATH 2045 PORTFOLIO(R)
 Investor A Shares                                               _____
 Investor C Shares                                               _____
 Institutional Shares                                            _____
 Class K Shares                                                  _____
 Class R Shares                                                  _____
LIFEPATH(R) 2055 PORTFOLIO
 Investor A Shares                                               _____
 Investor C Shares                                               _____
 Institutional Shares                                            _____
 Class K Shares                                                  _____
 Class R Shares                                                  _____

BlackRock Funds III (the "Trust") is an open-end, series management investment company. This combined Statement of Additional Information ("SAI") contains additional information about Investor A Shares, Investor C Shares, Institutional Shares, Class K and Class R Shares of the Trust's LifePath 2025 Portfolio, LifePath 2035 Portfolio, LifePath 2045 Portfolio and LifePath 2055 Portfolio (each, a "LifePath Portfolio" and collectively, the "LifePath Portfolios". The LifePath Portfolios were formerly named the LifePath Funds.

Each LifePath Portfolio invests substantially all of its assets in a separate portfolio (each, a "Master Portfolio" and collectively, the "Master Portfolios") of Master Investment Portfolio ("MIP") that has the same investment objective as the corresponding LifePath Portfolio. Each Master Portfolio, in turn, invests in a combination of stock, bond and money market funds (the "Underlying Funds"). MIP is an open-end, series management investment company. BlackRock Fund Advisors ("BFA" or the "Investment Adviser") (formerly, Barclays Global Fund Advisors) serves as investment adviser to the Master Portfolio in which each LifePath Portfolio invests and also serves as investment adviser to each of the Underlying Funds, except for BlackRock Cash
Funds: Institutional, a series of the Trust, which invests all of its assets in a master portfolio of MIP advised by BFA. References to the investments, investment policies and risks of the LifePath Portfolios, unless otherwise indicated, should be understood as references to the investments, investment policies and risks of the related Master Portfolios.

This SAI is not a prospectus and should be read in conjunction with the current prospecuses for Investor A Shares, Investor C Shares, Institutional Shares, Class K Shares and Class R Shares of the LifePath Portfolios, each dated ________, 2010, (each, a

"Prospectus" and collectively, the "Prospectuses"). All terms used in this SAI that are defined in the Prospectuses have the meanings assigned in the Prospectuses. Copies of the Prospectuses, annual reports, and semi-annual reports may be obtained without charge by writing to BlackRock Funds III, c/o BlackRock Investments, LLC, 40 East 52nd Street, New York, NY 10022, or by calling 1-800-441-7762 (toll-free).

LifePath(R) is a registered service mark of BlackRock Institutional Trust Company, N.A. ("BTC") (formerly, Barclays Global Investors, N.A.) and the LifePath products are covered by U.S. Patents 5,812,987 and 6,336,102.

                               TABLE OF CONTENTS

                                                                                    PAGE
                                                                                   -----
History of the Trust                                                                  1
Description of the LifePath Portfolios and their Investments and Risks                1
   Investment Objective and Policies                                                  1
   Investment Restrictions                                                            1
   Fundamental Investment Restrictions                                                1
   Non-Fundamental Investment Restrictions                                            2
   Fundamental Investment Restrictions of the Master Portfolios                       3
   Non-Fundamental Investment Restrictions of the Master Portfolios                   3
Investments and Risks of the Master Portfolios                                        4
   Borrowing                                                                          4
   Investments in Underlying Funds                                                    4
   Loans of Portfolio Securities                                                      4
   Short-Term Instruments                                                             5
   U.S. Government Obligations                                                        5
Investments and Risks of the Underlying Funds                                         5
   Asset-Backed and Commercial Mortgage-Backed Securities                             5
   Bonds                                                                              5
   Borrowing                                                                          6
   Brady Bonds                                                                        6
   Collateralized Debt Obligations                                                    6
   Convertible Securities                                                             7
   Corporate Bonds                                                                    7
   Credit-Linked Securities                                                           7
   Currency Transactions                                                              8
   Diversification and Concentration                                                  8
   Equity Securities                                                                  9
   Floating-Rate and Variable-Rate Obligations                                        9
   Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions       9
   Funding Agreements                                                                10
   Futures Contracts, Options Transactions, and Swap Transactions                    10
   High-Yield Securities                                                             11
   Hybrid ARM Securities                                                             12
   Illiquid Securities                                                               12
   Inflation-Protected Obligations                                                   12
   iShares Funds                                                                     12
   Investment Companies                                                              13

                                                                                    PAGE
                                                                                   -----
   Letters of Credit                                                                 13
   Loan Participations and Assignments                                               13
   Loans of Portfolio Securities                                                     15
   Mortgage Pass-Through Securities                                                  15
   Mortgage Securities                                                               16
   Municipal Securities                                                              16
   Non-U.S. Securities and Emerging Markets Securities                               17
   Participation Interests                                                           18
   Ratings                                                                           18
   Repurchase Agreements                                                             18
   Restricted Securities                                                             19
   Reverse Repurchase Agreements                                                     19
   Short-Term Instruments                                                            19
   Stock Index Futures and Options on Stock Index Futures                            19
   Unrated Investments                                                               20
   U.S. Government Obligations                                                       20
   Warrants                                                                          20
Portfolio Holdings Information                                                       20
   Service Providers                                                                 20
   Third-Party Feeder LifePath Portfolios                                            21
   Securities and Exchange Commission Filings                                        21
   Other Public Disclosure                                                           21
   Approved Recipients                                                               22
Management                                                                           22
   Beneficial Equity Ownership Information                                           32
   Ownership of Securities of Certain Entities                                       33
   Compensation of Trustees                                                          33
   Master/Feeder Structure                                                           35
   Codes of Ethics                                                                   35
   Proxy Voting Policies of the Master Portfolios                                    35
   Shareholder Communication to the Board of Trustees                                36
Control Persons and Principal Holders of Securities                                  36
Investment Adviser and Other Service Providers                                       43
   Investment Adviser                                                                43
   Management Fees                                                                   43
   Underlying Funds                                                                  43
   Administrator                                                                     44

                                                                                    PAGE
                                                                                   -----
   Shareholder Servicing Agents                                                      45
   Investor A Shares, Investor C Shares and Class R Shares Distribution and
    Service Plan                                                                     46
   Non-Plan Payments                                                                 46
   Other Distribution Arrangements                                                   47
   Distributor                                                                       47
   MIP Distribution Plan                                                             48
   Custodian                                                                         48
   Transfer and Dividend Disbursing Agent                                            48
   Independent Registered Public Accounting Firm                                     48
   Legal Counsel                                                                     48
Portfolio Managers                                                                   48
Determination of Net Asset Value                                                     51
Purchase, Redemption and Pricing of Shares                                           53
   Terms of Purchase and Redemption                                                  53
   In-Kind Purchases                                                                 53
   Suspension of Redemption Rights or Payment of Redemption Proceeds                 54
   Declaration of Trust Provisions Regarding Redemptions at Option of Trust          54
Portfolio Transactions                                                               54
   General                                                                           54
   Portfolio Turnover                                                                55
   Brokerage Commissions                                                             55
   Brokerage Commissions Paid to Affiliates                                          55
   Securities of Regular Broker-Dealers                                              55
   Frequent Trading in Portfolio Shares                                              56
Distributions and Taxes                                                              56
   Qualification as a Regulated Investment Company                                   57
   Excise Tax                                                                        58
   Capital Loss Carry-Forwards                                                       58
   Equalization Accounting                                                           58
   Investment Through Master Portfolios                                              58
   Taxation of Underlying Fund Investments                                           58
   Taxation of Distributions                                                         61
   Sales of LifePath Portfolio Shares                                                61
   Foreign Taxes                                                                     62
   Federal Income Tax Rates                                                          62
   Back-Up Withholding                                                               62
   Tax-Deferred Plans                                                                62

                                                                                    PAGE
                                                                                   -----
   Corporate Shareholders                                                            62
   Foreign Shareholders                                                              63
Capital Stock                                                                        64
   Voting                                                                            64
   Dividends and Distributions                                                       65
   Master Portfolios                                                                 65
Additional Information on the LifePath Portfolios                                    65
Financial Statements                                                                 65
Disclaimers                                                                          66
APPENDIX A                                                                          A-1

History of the Trust

The Trust was organized on December 4, 2001 as a statutory trust under the laws of the State of Delaware. On August 21, 2001, the Board of Directors of Barclays Global Investors Funds, Inc. (the "Company") approved a proposal to redomicile the Company from a Maryland corporation to a Delaware statutory trust (the "Redomiciling"). Shareholders of the Company approved the Redomiciling on November 16, 2001. The Trust was established with multiple series corresponding to, and having identical designations as, the Company's series. The Redomiciling was effected on January 11, 2002, at which time the Trust assumed the operations of the Company and adopted the Company's registration statement. Shortly thereafter, the Company was dissolved.

The Trust consists of multiple series, including the LifePath Portfolios. The Trust's principal office is located at 400 Howard Street, San Francisco, CA 94105. Each LifePath Portfolio invests all of its assets in a Master Portfolio of MIP (as shown below), which has substantially the same investment objective, policies and restrictions as the related LifePath Portfolio. Each Master Portfolio, in turn, invests in a combination of Underlying Funds and may also invest in U.S. government securities and short-term paper. BTC, the parent company of BFA, has granted the Trust a non-exclusive license to use the name "LifePath." If the license agreement is terminated, the Trust, at BTC's request, will cease using the "LifePath" name.

LIFEPATH PORTFOLIO                MASTER PORTFOLIO IN WHICH THE LIFEPATH PORTFOLIO INVESTS
------------------------------    ---------------------------------------------------------
       LifePath 2025 Portfolio    LifePath 2025 Master Portfolio(R)
       LifePath 2035 Portfolio    LifePath 2035 Master Portfolio(R)
       LifePath 2045 Portfolio    LifePath 2045 Master Portfolio(R)
       LifePath 2055 Portfolio    LifePath 2055 Master Portfolio(R)

Description of the LifePath Portfolios and their Investments and Risks

INVESTMENT OBJECTIVE AND POLICIES. The Trust is an open-end, series management investment company. There are four Master Portfolios in which the LifePath Portfolios invest, each of which is a series of MIP. The Master Portfolios in which the LifePath Portfolios invest are diversified funds as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Organizations and other entities such as the LifePath Portfolios that hold beneficial interests in a Master Portfolio may be referred to herein as "feeder funds."

Each LifePath Portfolio has adopted a non-fundamental investment objective, and investment policies that may be fundamental or non-fundamental. Fundamental policies cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such LifePath Portfolio. Non-fundamental policies may be changed without shareholder approval by vote of a majority of the trustees of the Trust (the "Trustees") at any time.

Each LifePath Portfolio has adopted a non-fundamental investment objective that is set forth in the Prospectus. The investment objective and policies of a LifePath Portfolio determine the allocation of assets to the Underlying Funds, the degree of risk to which the LifePath Portfolio is subject and, ultimately, its performance. As with all investment companies, there can be no assurance that the investment objective of any LifePath Portfolio will be achieved.

INVESTMENT RESTRICTIONS.

FUNDAMENTAL INVESTMENT RESTRICTIONS. The LifePath Portfolios are subject to the following investment restrictions, all of which are fundamental policies. Each LifePath Portfolio may not:

(1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a LifePath Portfolio's investments in that industry would equal or exceed 25% of the current value of the LifePath Portfolio's total assets, provided that this restriction does not limit a LifePath Portfolio's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or
      (iii) investments in repurchase agreements collateralized by U.S. government securities;.

(2) Purchase the securities of any single issuer if, as a result, with respect to 75% of a LifePath Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the LifePath Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a LifePath Portfolio's cash or cash items, investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

(3) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(4) Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(5) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a LifePath Portfolio's investment program may be deemed to be an underwriting; and provided further, that the purchase by the LifePath Portfolio of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the LifePath Portfolio shall not constitute an underwriting for purposes of this paragraph;

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the LifePath Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); and

(7) Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

With respect to paragraph (3) above, the 1940 Act currently allows a LifePath Portfolio to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to paragraph (4) above, the 1940 Act and regulatory interpretations currently limit the percentage of a LifePath Portfolio's securities that may be loaned to one-third of the value of its total assets.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The LifePath Portfolios are subject to the following investment restrictions, all of which are non-fundamental policies and may be changed without shareholder approval by vote of a majority of the Trustees at any time.

As a matter of non-fundamental policy:

(1) Each LifePath Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder. Other investment companies in which the LifePath Portfolios invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a LifePath Portfolio;

(2) Each LifePath Portfolio may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale,
      (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days;

(3) Each LifePath Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of a LifePath Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily; and

(4) Each LifePath Portfolio may not purchase securities on margin, but each LifePath Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

Notwithstanding any other investment policy or restriction (whether or not fundamental), each LifePath Portfolio may and does invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the LifePath Portfolio. See "Management - Master/Feeder Structure." In addition, the Underlying Funds in which the LifePath Portfolios may invest have adopted certain investment restrictions that may be different from those listed above, thereby permitting the LifePath Portfolios to engage indirectly in investment strategies that are prohibited under the restrictions listed above. The investment restrictions of each Underlying Fund are set forth in its respective statement of additional information.

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE MASTER PORTFOLIOS. The Master Portfolios have adopted the following investment restrictions as fundamental policies. These restrictions cannot be changed, as to a Master Portfolio, without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding voting interests. The Master Portfolios may not:

(1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Master Portfolio's investments in that industry would equal or exceed 25% of the current value of the Master Portfolio's total assets, provided that this restriction does not limit a Master Portfolio's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. government securities;

(2) Purchase the securities of any single issuer if, as a result, with respect to 75% of a Master Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Master Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Master Portfolio's cash or cash items, investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

(3) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(4) Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(5) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Master Portfolio's investment program may be deemed to be an underwriting; and provided further, that the purchase by the Master Portfolio of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Master Portfolio shall not constitute an underwriting for purposes of this paragraph;

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Master Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); and

(7) Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

With respect to paragraph (3) above, the 1940 Act currently allows a Master Portfolio to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to paragraph (4) above, the 1940 Act and regulatory interpretations currently limit the percentage of a Master Portfolio's securities that may be loaned to one-third of the value of its total assets.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE MASTER PORTFOLIOS. The Master Portfolios have adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without interestholder approval by vote of a majority of the Trustees of MIP at any time. The Master Portfolios are subject to the following investment restrictions, all of which are non-fundamental policies:

(1) Each Master Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder. Other investment companies in which a Master Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by such Master Portfolio;

(2) Each Master Portfolio may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale,
      (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days;

(3) Each Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily; and

(4) Each Master Portfolio may not purchase securities on margin, but each Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.


Investments and Risks of the Master Portfolios

BORROWING. The Master Portfolios may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Master Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage (I.E., risk of gain or loss higher than the amount invested) have characteristics similar to borrowings. The Master Portfolios maintain liquid assets in connection with those types of transactions.

INVESTMENTS IN UNDERLYING FUNDS. To implement its asset allocation strategy, each Master Portfolio invests its assets in a combination of Underlying Funds. Each Underlying Fund invests directly in portfolio securities, except that BlackRock Cash Funds: Institutional invests all of its assets in a related master portfolio of MIP.

LOANS OF PORTFOLIO SECURITIES. Each Master Portfolio may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. A Master Portfolio may terminate a loan at any time and obtain the return of the securities loaned. Each Master Portfolio receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Master Portfolio is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Master Portfolio is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Master Portfolio or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

Securities lending involves exposure to certain risks, including operational risk (I.E., the risk of losses resulting from problems in the settlement and accounting process), "gap" risk (I.E., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Master Portfolio has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Master Portfolio's securities as agreed, the Master Portfolio may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

A Master Portfolio may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to a securities lending agent who administers the lending program in accordance with guidelines approved by MIP's

Board of Trustees. BTC acts as securities lending agent for the Master Portfolios, subject to the overall supervision of BFA. BTC receives a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

SHORT-TERM INSTRUMENTS. The Master Portfolios may invest in various money market instruments. Money market instruments are generally short-term investments that may include but are not limited to: (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including non-U.S. branches); (iii) commercial paper; (iv) non-convertible corporate debt securities (E.G., bonds and debentures); (v) repurchase agreements; and (vi) U.S. dollar-denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of BFA, are of comparable quality to obligations of U.S. banks which may be purchased by the Master Portfolio. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market mutual funds, including those managed by BFA. See "Investments in Underlying Funds" above.

U.S. GOVERNMENT OBLIGATIONS. The Master Portfolios may invest in various types of U.S. government obligations. A U.S. government obligation is a type of bond. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Government National Mortgage Association ("Ginnie Mae") certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), or Federal Home Loan Bank ("FHLB") notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Investments and Risks of the Underlying Funds

Set forth below is more detailed information regarding types of instruments in which the Underlying Funds may invest, strategies BFA may employ in pursuit of an Underlying Fund's investment objective, and related risks.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES. Certain of the Underlying Funds may invest in asset-backed and commercial mortgage-backed securities. Asset-backed securities are securities backed by installment contracts, credit-card receivables or other assets. Commercial mortgage-backed securities are securities backed by commercial real estate properties. Both asset-backed and commercial mortgage-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made on a regular basis. The payments are, in effect, "passed through" to the holder of the securities (net of any fees paid to the issuer or guarantor of the securities). The average life of asset-backed and commercial mortgage-backed securities varies with the maturities of the underlying instruments and, as a result of prepayments, can often be less than the original maturity of the assets underlying the securities. For this and other reasons, an asset-backed and commercial mortgage-backed security's stated maturity may be shortened or extended, and the security's total return may be difficult to predict precisely. BlackRock Cash Funds: Institutional may invest in such securities up to the limits prescribed by Rule 2a-7 and other provisions of the 1940 Act. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit-linked securities. Also see "Mortgage Pass-Through Securities" and "Mortgage Securities."

Beginning in the second half of 2007, through 2008 and continuing into 2009, the market for asset-backed and mortgage-backed securities experienced substantially, often dramatically, lower valuations and reduced liquidity. These instruments continue to be subject to liquidity constraints, price volatility, credit downgrades and increases in default rates and, therefore, may be more difficult to value and more difficult to dispose of than previously.

BONDS. A bond is an interest-bearing security issued by a company or a governmental unit or a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. Bonds are generally used by corporations and governments to borrow money from investors.

An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Similarly, an Underlying Fund may have to reinvest interest income or payments received when bonds mature, sometimes at lower market rates. Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond. The value of a fixed-rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed-rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls. When an investor purchases a fixed-rate bond at a price that is greater than its face value, the investor is purchasing the bond at a premium. Conversely, when an investor purchases a fixed-rate bond at a price that is less than its face value, the investor is purchasing the bond at a discount. Fixed-rate bonds that are purchased at a discount pay less current income than securities with comparable yields that are purchased at face value, with the result that prices for such fixed-rate securities can be more volatile than prices for such securities that are purchased at face value. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of "floating-rate" or "variable-rate" bonds fluctuates much less in response to market interest rate movements than the value of fixed-rate bonds. See "Floating-Rate and Variable-Rate Obligations" below. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. An Underlying Fund may treat a bond as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (backed by specified collateral).

BORROWING. Each Underlying Fund may borrow in the same manner as the Master Portfolios, as described above.

BRADY BONDS. Each Underlying Fund may invest in Brady bonds. Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady bonds have been issued since 1989. In light of the history of defaults of countries issuing Brady bonds on their commercial bank loans, investments in Brady bonds may be viewed as speculative and subject to the same risks as emerging market securities. Brady bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter ("OTC") secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. Dollar-denominated collateralized Brady bonds, which may be either fixed-rate or floating-rate bonds, are generally collateralized by U.S. Treasury securities.

COLLATERALIZED DEBT OBLIGATIONS. A Master Portfolio may invest in collateralized debt obligations ("CDOs"), which include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment-grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

CDO cash flows are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the subordinate "equity" tranche which bears the bulk of defaults from the bonds, loans or other underlying collateral and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Because it is partially protected from defaults, a senior tranche from a CDO typically has higher ratings and lower yields than its underlying collateral, and can be rated investment-grade. Despite the protection provided by the equity tranche, senior CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults in the event of collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as market aversion to CDOs as a class. Additionally, tranches that are senior to the equity tranche are often subordinate to other, more senior tranches, which may have a variety of preferences, including the authority to compel early redemption of subordinate tranches.

In addition to the risks generally associated with fixed income securities (E.G., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) concentrated portfolios with heightened exposure to movements in a particular segment of the market; (ii) significant leverage that could magnify the affect of adverse events; (iii) distributions from the collateral may not be adequate to make interest or other payments;
(iv) the quality of the collateral may decline in value or default; (v) a Master Portfolio may invest in CDOs that are subordinate to other classes; (vi) the market for a CDO, or the fixed income markets more generally, may become illiquid; and (vii) the complex structure of the CDO may not be fully understood at the time of investment and may give rise to disputes with the issuer or unexpected investment results.

These risks have recently led to actual defaults and market losses on certain CDOs.

CONVERTIBLE SECURITIES. Certain of the Underlying Funds may purchase fixed income convertible securities, such as bonds or preferred stock, which may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream (generally higher in yield than the income from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.

In general, the market value of a convertible security is the higher of its "investment value" (I.E., its value as a fixed income security) or its "conversion value" (I.E., the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security's underlying common stock. Thus, the price of a convertible security generally increases as the market value of the underlying stock increases and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

CORPORATE BONDS. Certain of the Underlying Funds may invest in investment-grade corporate bonds. The investment return of corporate bonds reflects interest on the security and changes in the market value of the security. The market value of a corporate bond may be affected by changes in the market rate of interest, the credit rating of the corporation, the corporation's performance and perceptions of the corporation in the market place. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

CREDIT-LINKED SECURITIES. Certain of the Underlying Funds may invest in credit-linked securities. Credit-linked securities are securities that are collateralized usually by one or more credit default swaps on corporate credits and, in some instances, by government securities or similar low-risk assets. As an investor in credit-linked securities, an Underlying Fund has the right to receive periodic interest payments from the issuer of the credit-linked security at an agreed-upon interest rate and, subject to certain conditions, a return of principal at the maturity date.

Credit-linked securities are typically privately negotiated transactions between two or more parties. The issuer of the credit-linked security will usually be a financial institution or a special purpose vehicle established by a financial institution. An Underlying Fund bears the risk that the issuer of the credit-linked security will default or become bankrupt. An Underlying Fund bears the risk of loss of its principal investment and the periodic interest payments expected to be received for the duration of its investment in the credit-linked security.

Credit-linked securities are also subject to the credit risk of the corporate issuers underlying the credit default swaps. If one or more of the credit events agreed upon in the credit default swap occurs with respect to one or more of the underlying corporate issuers and the credit default swap is physically settled, an Underlying Fund may receive physical delivery of the security or loan that is subject to the relevant credit event, and the Underlying Fund's principal investment would be reduced by the corresponding face value of the security or loan that is the subject of the credit event. In instances where the underlying credit default swap is cash-settled on the occurrence of a credit event, an Underlying Fund's principal investment would be reduced, typically by the face value of the security or loan in respect of which the applicable credit event has occurred, and the Underlying Fund would not receive physical delivery of the loan or security that was the subject of the relevant credit event.

The market for credit-linked securities may be, or suddenly can become, illiquid. Indeed, often credit-linked securities are subject to significant restrictions on transfer, thereby enhancing the illiquidity of such securities. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit-linked securities. In certain cases, a market price for a credit-linked security may not be available. The value of a credit-linked security will typically increase or decrease with any change in value of the underlying collateral, if any, held by the issuer of the credit default swap. Further, in cases where the credit-linked security is structured such that the payments to an Underlying Fund are based on amounts received in respect of, or the value or performance of, any reference obligation specified in the terms of the relevant credit default swap, fluctuations in the value of such reference obligation or the performance of the related reference entity may affect the value of the credit-linked security.

An investment in credit-linked securities involves reliance on the counterparty to the swap entered into with the issuer to make periodic payments to the issuer under the terms of the credit default swap. Any delay or cessation in the making of such payments may be expected in certain instances to result in delays or reductions in payments to an Underlying Fund as an investor in such credit-linked securities. Additionally, credit-linked securities are typically structured as limited recourse obligations of the issuer of the securities, such that the securities issued will usually be obligations solely of the issuer and will not be obligations or responsibilities of any other person.

CURRENCY TRANSACTIONS. Those Underlying Funds that may engage in currency transactions do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Underlying Funds' assets that are denominated in a non-U.S. currency. The Underlying Funds may enter into non-U.S. currency forward and non-U.S. currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with their distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Currency futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. To the extent required by law, liquid assets committed to futures contracts will be maintained.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, counterparty risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of an Underlying Fund's return with the performance of its underlying index and may lower the Underlying Fund's return. An Underlying Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, an Underlying Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

DIVERSIFICATION AND CONCENTRATION. Certain of the Underlying Funds are "diversified funds." A diversified fund is one that, with respect to 75% of its total assets is limited by the 1940 Act such that it does not invest more than 5% of its total assets in securities of any one issuer and does not acquire more than 10% of the outstanding voting securities of any one issuer (excluding cash and cash items, U.S. government securities, and securities of other investment companies). The remaining 25% of a diversified fund's assets may be invested in any manner.

Other Underlying Funds are classified as "non-diversified" for purposes of the 1940 Act. A "non-diversified" classification means that an Underlying Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Fund's underlying index and, consequently, the Underlying Fund's investment portfolio. This may adversely affect the Underlying Fund's performance or subject the Underlying Fund's shares to greater price volatility than that experienced by more diversified investment companies.

In addition, an Underlying Fund may concentrate its investments in a particular industry or group of industries. The securities of issuers in particular industries may dominate an Underlying Fund's underlying index and consequently the Underlying Fund's investment portfolio. This may adversely affect the Underlying Fund's performance or subject the Underlying Fund's shares to greater price volatility than that experienced by less concentrated investment companies.

Each Underlying Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" for purposes of the U.S. Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to relieve the Underlying Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that the Underlying Fund satisfies a minimum distribution requirement. Compliance with the diversification requirements of the Internal Revenue Code may limit the investment flexibility of an Underlying Fund and make it less likely that the Underlying Fund will meet its investment objective.

EQUITY SECURITIES. An investment in an Underlying Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of an Underlying Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Holders of common stocks incur more risks than holders of preferred stocks and debt obligations because common stockholders generally have rights to receive payments from stock issuers inferior to the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (the value of which, however, is subject to market fluctuations prior to maturity), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

Although most of the securities in each Underlying Index are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of an Underlying Fund's shares will be adversely affected if trading markets for an Underlying Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

FLOATING-RATE AND VARIABLE-RATE OBLIGATIONS. The Underlying Funds may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. The floating-rate and variable-rate instruments that the Underlying Funds may purchase include certificates of participation in such instruments. The interest rate adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating-rate and variable-rate instruments are subject to interest rate risk and credit risk. The interest rate on an inverse floating-rate security resets in the opposite direction from the market rate of interest to which the security is benchmarked. An inverse floating rate security may exhibit greater price volatility than a fixed-rate security of similar credit quality.

The Underlying Funds may purchase floating-rate and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, as defined in Rule 2a-7 of the 1940 Act. Variable-rate demand notes including master demand notes are demand obligations that permit an Underlying Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between an Underlying Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

These obligations are direct lending arrangements between the lender and borrower. There may not be an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, an Underlying Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and an Underlying Fund may invest in obligations that are not so rated only if BFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which an Underlying Fund may invest. BFA considers on an ongoing basis the creditworthiness of the issuers of the floating-rate and variable-rate demand obligations in an Underlying Fund's portfolio.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS. Certain of the Underlying Funds may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although an Underlying Fund will generally purchase securities with the intention of acquiring them, the Underlying Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by BFA.

FUNDING AGREEMENTS. Certain of the Underlying Funds may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed-, variable- or floating-interest rate that is based on an index and guaranteed for a fixed time period. An Underlying Fund will purchase short-term funding agreements only from banks and insurance companies that, at the time of purchase, are rated in one of the three highest rating categories by a nationally recognized statistical ratings organization ("NRSRO").

The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by an Underlying Fund may be treated as illiquid. If a funding agreement is determined to be illiquid it will be valued at its fair market value as determined by procedures approved by the Underlying Fund's Board of Trustees.

FUTURES CONTRACTS, OPTIONS TRANSACTIONS, AND SWAP TRANSACTIONS.

FUTURES CONTRACTS. Each Underlying Fund may enter into futures contracts and options. These futures contracts and options will be used to simulate investment in the respective underlying index that the Underlying Fund is tracking, to facilitate trading or to reduce transaction costs. Each Underlying Fund will enter into futures contracts and options that are traded on a U.S. or non-U.S. exchange. No Underlying Fund will use futures or options for speculative purposes. Each Underlying Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of each Underlying Fund, has claimed an exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 so that each Underlying Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Each Underlying Fund may enter into futures contracts to purchase securities indexes when BFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be maintained.

A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified exercise price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Underlying Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Underlying Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. Investments in futures contracts and other investments that contain leverage may require each Underlying Fund to maintain liquid assets. Generally, each Underlying Fund maintains an amount of liquid assets equal to its obligations relative to the position involved, adjusted daily on a marked-to-market basis. With respect to futures contracts that are contractually required to "cash-settle," each Underlying Fund maintains liquid assets in an amount at least equal to each Underlying Fund's daily marked-to-market obligation (I.E., each Underlying Fund's daily net liability, if any), rather than the contracts' notional value (I.E., the value of the underlying asset). By maintaining assets equal to its net obligation under cash-settled futures contracts, the Underlying Fund may employ leverage to a greater extent than if each Underlying Fund set aside assets equal to the futures contracts' full notional value. Each Underlying Fund bases its asset maintenance policies on methods permitted by the staff of the SEC and may modify these policies in the future to comply with any changes in the guidance articulated from time to time by the SEC or its staff.

OPTIONS TRANSACTIONS. Each Underlying Fund may invest in options on futures contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Underlying Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited to the agreed upon price per share times the number of shares minus the premium received from writing the put.

Each Underlying Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Upon entering into a futures contract, the Underlying Fund will be required to deposit with the broker an amount of cash or cash equivalents known as "initial margin," which is in the nature of a performance bond or good faith deposit on the contract and is returned to the Underlying Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, the Underlying Fund may elect to close the position by taking an opposite position, which will operate to terminate the Underlying Fund's existing position in the contract.

SWAP TRANSACTIONS. Swap transactions are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be performed on a net basis, with each Underlying Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Underlying Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of liquid assets having an aggregate value at least equal to the accrued excess will be maintained by each Underlying Fund.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

HIGH-YIELD SECURITIES. Certain of the Underlying Funds may invest in high-yield debt securities. Investment in high yield securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and credit risk. These high yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities. In addition, high yield securities are often issued by smaller, less creditworthy issuers or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial. Investing in high-yield debt securities involves risks that are greater than the risks of investing in higher quality debt securities. These risks include:
(i) changes in credit status, including weaker overall credit conditions of issuers and risks of default; (ii) industry, market and economic risk; and
(iii) greater price variability and credit risks of certain high-yield securities such as zero coupon and payment-in-kind securities. While these risks provide the opportunity for maximizing return over time, they may result in greater volatility of the value of an Underlying Fund's portfolio.

Furthermore, the value of high-yield securities may be more susceptible to real or perceived adverse economic, company or industry conditions than is the case for higher quality securities. The market values of certain of these lower-rated and unrated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, and tend to be more sensitive to economic conditions than are higher-rated securities. Adverse market, credit or economic conditions could make it difficult at certain times to sell certain high-yield securities held by an Underlying Fund.


The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Underlying Funds could sell a high yield security, and could adversely affect the daily net asset value per share of the Underlying Funds. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because there is less reliable, objective data available.

The use of credit ratings as a principal method of selecting high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.

HYBRID ARM SECURITIES. Hybrid ARM securities are interests in pools of hybrid adjustable-rate mortgages (hybrid ARMs). A hybrid ARM is a mortgage in which the interest rate is fixed for a specified period and then resets periodically, or floats, for the remaining mortgage term. After the initial fixed interest rate period, the interest rate on a hybrid ARM can be reset by a maximum specified amount to an adjustable rate based on a margin over an identified index. As with other adjustable rate mortgages, the adjustable interest rates on hybrid ARMs are subject to periodic and lifetime caps on the increased rates that mortgagors are required to pay.

Hybrid ARM securities are subject to a combination of the risks associated with fixed-rate and adjustable-rate mortgage-backed securities. If a greater percentage of the mortgage pool backing a hybrid ARM security consists of hybrid ARMS in their initial fixed-rate mode, the hybrid ARM securities will be more susceptible to the risks associated with fixed-rate bonds and mortgage-backed securities. These risks would include possible reductions in market value (i) during periods of rising interest rates and (ii) due to the unanticipated shortening or extension of the security's average life resulting from unforeseen mortgage prepayment patterns. If a greater percentage of the underlying mortgage pool consists of hybrid ARMS in their adjustable-rate mode, the hybrid ARM securities will be more susceptible to the risks associated with capped adjustable-rate securities. These risks include (i) the possibility of reduced yields during periods of falling interest rates, (ii) possible reductions in market value if market interest rates rise above the interest rate caps on the underlying hybrid ARMs, and (iii) possible increases in mortgage default rates to the extent that mortgagors are unable to afford higher adjustable mortgage rates.

Because hybrid ARM securities are more complex than conventional fixed-rate and adjustable-rate mortgage-backed securities, it may be more difficult for investors to analyze and predict how the values of hybrid ARM securities will change in response to market interest rate and credit conditions. As a result of this uncertainty, a hybrid ARM security could suffer from a disproportionate reduction in value or loss of market liquidity during periods of volatile interest rates or credit market disruptions.

ILLIQUID SECURITIES. Certain of the Underlying Funds may invest up to 15% (except that BlackRock Cash Funds: Institutional may invest only up to 10%) of the value of their respective net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with their respective investment objectives. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating-rate and variable-rate demand obligations as to which an Underlying Fund cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market, and repurchase agreements providing for settlement more than seven days after notice.

INFLATION-PROTECTED OBLIGATIONS. Certain of the Underlying Funds invest almost exclusively in inflation-protected public obligations of the U.S. Treasury, commonly known as "TIPS." TIPS are a type of U.S. government obligation issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation - a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

ISHARES FUNDS. The iShares Funds (the "Underlying iShares Funds") and the other Underlying Funds in which the Master Portfolios were invested as of March 31, 2010 are listed below under "Investment Adviser and Other Service Providers." Each iShares Fund is a type of investment company referred to as an exchange-traded fund ("ETF"). Each iShares Fund is designed to track a particular index and is advised by BFA. Shares of the Underlying iShares Funds are listed for trading on the national securities exchanges and trade throughout the day on those exchanges and other secondary markets. There can be no assurance that the requirements of the national securities exchanges necessary to maintain the listing of shares of the Underlying iShares Funds will continue to be met. A national securities exchange may, but is not required to, remove the shares of the Underlying iShares Funds from listing if
(1) following the initial 12-month period beginning upon the commencement of trading of an Underlying iShares Fund, there are fewer than 50 beneficial holders of the shares for 30 or more consecutive trading days, (2) the value of the Underlying iShares Fund's underlying index is no longer calculated or available, or (3) any other event shall occur or condition exist that, in the opinion of the national securities exchange, makes further dealings on the national securities exchange inadvisable. A national securities exchange will remove the shares of an Underlying iShares Fund from listing and trading upon termination of the Underlying iShares Fund. As in the case of other publicly-traded securities, brokers' commissions on transactions will be based on negotiated commission rates at customary levels. An investment in an ETF generally presents the same primary risks as an investment in an open-end investment company that is not exchange-traded and that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and an Underlying Fund could lose money investing in an ETF if the prices of the securities held by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to an open-end investment company that is not exchange-traded: (i) the market price of the ETF's shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

INVESTMENT COMPANIES. The Underlying Funds may invest in the securities of other investment companies (including money market funds) to the extent allowed by law. Under the 1940 Act, an Underlying Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Underlying Fund's total assets with respect to any one investment company and
(iii) 10% of the Underlying Fund's total assets invested in investment companies in the aggregate. To the extent allowed by law or regulation, each Underlying Fund may invest its assets in securities of investment companies that are money market funds, including those advised by BFA or otherwise affiliated with BFA, in excess of the limits discussed above. Other investment companies in which an Underlying Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Underlying Fund.

An Underlying Fund may purchase shares of ETFs. An Underlying Fund may purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts - to obtain relatively low-cost exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Underlying Fund. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. An Underlying Fund may also purchase ETF shares for other purposes, including improving its ability to track its underlying index. An Underlying Fund may invest in shares of ETFs that are advised by BFA.

The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest up to 10% of its assets in shares of other iShares Funds that invest in securities in the iShares MSCI Emerging Markets Index Fund. BFA will not charge advisory fees on that portion of the iShares MSCI Emerging Market Index Fund's assets invested in shares of other iShares Funds.

An investment in an iShares Fund that invests in foreign countries involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the respective countries covered by the individual iShares Fund. These risks include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in securities issued by companies domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor's local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country's currency. See "Non-U.S. Securities and Emerging Markets Securities" below.

LETTERS OF CREDIT. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) that certain of the Underlying Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies that, in the opinion of BFA, are of comparable quality to issuers of other permitted investments of an Underlying Fund may be used for letter of credit-backed investments.

LOAN PARTICIPATIONS AND ASSIGNMENTS. An Underlying Fund may purchase interests in loan participations that typically represent direct participation in loans to corporate borrowers, and generally are offered by an intermediary bank or other financial institution or lending syndicate. Under these loan participation arrangements, an Underlying Fund will have the right

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


to receive payments of principal, interest and any fees to which it is entitled from the bank selling the loan participation upon receipt by the bank of the payments from the borrower. The borrower in the underlying loan will be deemed to be the issuer of the participation interest except to the extent an Underlying Fund derives its rights from the intermediary bank that sold the loan participation. Interests in loan participations in which an Underlying Fund may invest may not be rated by any NRSRO. An Underlying Fund will invest in loan participations that are not so rated only if BFA determines that at the time of the investment the interests in loan participations are of comparable quality to the other instruments in which the Underlying Fund may invest.

Because the bank issuing the loan participation does not guarantee the participation in any way, the participation is subject to the credit risks associated with the underlying corporate borrower. In addition, it may be necessary, under the terms of the loan participation, for an Underlying Fund to assert its rights against the underlying corporate borrower in the event that the underlying corporate borrower should fail to pay principal and interest when due. Thus, an Underlying Fund could be subject to delays, expenses, and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the borrower.

An Underlying Fund may also assume the credit risk associated with an interposed bank or other financial intermediary. In the case of a loan that is administered by an agent bank acting as agent for all holders, the agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, an Underlying Fund has direct recourse against the corporate borrower, the Underlying Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of an Underlying Fund were determined to be subject to the claims of the agent bank's general creditors, the Underlying Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (E.G., an insurance company or governmental agency) similar risks may arise.

Moreover, under the terms of the loan participation, an Underlying Fund may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the Underlying Fund also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the issuing bank. If an Underlying Fund does not receive scheduled interest or principal payments on such indebtedness, the Underlying Fund's net asset value and yield could be adversely affected. Loans that are fully secured offer an Underlying Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral could be liquidated.

An Underlying Fund may invest in loan participations of below investment-grade quality. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, an Underlying Fund bears a substantial risk of losing the entire amount invested.

Loans and other types of direct indebtedness may be subject to restrictions on resale. In addition, the secondary market, if any, for loans and other types of direct indebtedness may be limited; thus, loans and other types of direct indebtedness purchased by an Underlying Fund may be treated as illiquid.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to an Underlying Fund. For example, if a loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, an Underlying Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, an Underlying Fund relies on BFA's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Underlying Fund.

LOANS OF PORTFOLIO SECURITIES. Each Underlying Fund may lend portfolio securities in the same manner as the Master Portfolios, as described above.

MORTGAGE PASS-THROUGH SECURITIES. A significant portion of the Barclays Capital U.S. Aggregate Bond Index and the entire Barclays Capital U.S. MBS Index represent the U.S. agency mortgage pass-through segment of the U.S. investment grade bond market. Therefore, a substantial portion of each of the iShares Barclays Aggregate Bond Fund and iShares Barclays MBS Bond Fund is invested to seek exposure to a representative sample of U.S. agency mortgage pass-through securities included in such indexes. The term "U.S. agency mortgage pass-through security" refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises, such as the Government Natioinal Mortgage Association, Federal National Mortgage Association or the Federal Home Lome Mortgage Corporation. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a "pool" consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a PRO RATA share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. The portion of the Barclays Capital U.S. Aggregate Bond Index and Barclays Capital U.S. MBS Index representing the mortgage pass-through segment of the U.S. investment grade bond market is comprised of multiple pools of fixed-rate and hybrid ARMs mortgage pass-through securities. A hybrid ARM is a mortgage in which the homeowner pays a fixed interest rate for a fixed period of time (typically 3, 5, 7, or 10 years) and a floating rate after that period, combining the features of fixed-rate and adjustable-rate mortgage securities.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows, value and yield of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome.

For these and other reasons, the iShares Barclays Aggregate Bond Fund and iShares Barclays MBS Bond Fund seek to obtain exposure to the fixed-rate portion of the U.S. agency mortgage pass-through securities, which represent a significant portion of their respective underlying indexes, primarily through the use of "to-be-announced" or "TBA transactions." "TBA" refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in fixed-rate mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to settlement date. Each Underlying Fund intends to use TBA transactions in several ways. For example, each Underlying Fund expects that it will regularly enter into TBA agreements and "roll over" such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a "TBA roll." In a "TBA roll," each Underlying Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, each Underlying Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Underlying Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, each Underlying Fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and BFA will monitor the creditworthiness of such counterparties. Each Underlying Fund's use of "TBA rolls" may cause the Underlying Fund to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders (which may be taxable).

The iShares Barclays Aggregate Bond Fund and iShares Barclays MBS Bond Fund intend to invest cash pending settlement of any TBA transactions in money market instruments, repurchase agreements or other high-quality, liquid short-term instruments, including money market funds advised by BFA. Each Underlying Fund will assume its pro rata share of fees and expenses of any money market fund that it may invest in, in addition to each Underlying Fund's own fees and expenses.

MORTGAGE SECURITIES. Mortgage securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer that is backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations, make payments of both principal and interest at a range of specified intervals; others make semi-annual interest payments at a pre-determined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

The value of mortgage securities may change due to shifts in the market's perception of the creditworthiness of issuers and changes in interest rates or liquidity. The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information required to evaluate the practices of these mortgage originators. In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage securities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate.

Non-government mortgage securities may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk. Prepayment risk is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing the investor to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities. In addition, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Also see "Asset-Backed and Commercial Mortgage-Backed Securities," "Hybrid ARM Securities" and "Mortgage Pass-Through Securities."

MUNICIPAL SECURITIES. Certain of the Underlying Funds may invest in municipal securities. Municipal securities are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of a municipal security issuer to make payments on that security could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower-rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. Municipal securities in which the Underlying Funds may invest include, but are not limited to, municipal lease obligations and securities issued by entities whose underlying assets are municipal bonds. There is no guarantee that income from municipal securities will be exempt from federal or state taxes. Changes in federal or state tax treatment of municipal securities may make municipal securities less attractive as investments or cause them to lose value.

In addition, certain of the Underlying Funds may invest in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable-rate security and the other, a residual interest bond. The interest rate for the variable-rate security is determined by an index or an auction process held approximately every seven to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

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


BlackRock Cash Funds: Institutional may invest in high-quality long-term municipal bonds, municipal notes and short-term commercial paper, with remaining maturities not exceeding 397 calendar days.

NON-U.S. SECURITIES AND EMERGING MARKETS SECURITIES. Certain of the Underlying Funds may invest in certain securities of non-U.S. issuers. Investing in the securities of non-U.S. issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or potentially confiscatory taxation or war, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, potential restrictions of the flow of international capital, generally less liquid and less efficient securities markets, generally greater price volatility, less publicly available information about issuers, the imposition of withholding or other taxes, higher transaction and custody costs, delays and risks attendant in settlement procedures, difficulties in enforcing contractual obligations, lesser liquidity and significantly smaller market capitalization of most non-U.S. securities markets, more substantial government interference with the economy and transaction costs of foreign currency conversions. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy with respect to growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. In addition, changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. Certain foreign markets have specific geographical risks such as a heightened likelihood of earthquakes, tsunamis, or volcanoes. Certain foreign markets also experience acts of terrorism, territorial disputes or other defense concerns. These situations may have a significant impact on the economies of, and investments in, these geographic areas.

OBLIGATIONS OF FOREIGN GOVERNMENTS, SUPRANATIONAL ENTITIES AND BANKS. Certain of the Underlying Funds may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by BFA to be of comparable quality to the other obligations in which the Underlying Funds may invest. Certain foreign governments, specifically foreign governments in emerging markets, historically have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest, and declared moratoria on the payment of principal and interest on their sovereign debts. Certain of the Underlying Funds may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the InterAmerican Development Bank. The percentage of an Underlying Fund's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

Certain of the Underlying Funds may invest a portion of their total assets in debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

Certain of the Underlying Funds may purchase publicly-traded common stocks of foreign corporations. To the extent an Underlying Fund invests in securities of foreign issuers, the Underlying Fund's investment in such securities may also be in the form of American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") (collectively, "Depositary Receipts"). Depositary Receipts are receipts, typically issued by a bank or trust company, that evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depositary is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depositary may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. An Underlying Fund may invest in Depositary Receipts through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

EMERGING MARKETS. Some foreign markets in which the Underlying Funds invest are considered to be emerging markets. Investment in these emerging markets subjects an Underlying Fund to a greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in developed markets.

PARTICIPATION INTERESTS. An Underlying Fund may invest in participation interests in any type of security in which the Underlying Fund may invest. A participation interest gives an Underlying Fund an undivided interest in the underlying securities in the proportion that the Underlying Fund's participation interest bears to the total principal amount of the underlying securities.

RATINGS. An investment-grade rating means the security or issuer is rated investment-grade by Moody's(R) Investors Service, Inc. ("Moody's"),
Standard & Poor's(R), a division of The McGraw-Hill Companies, Inc.
("S&P"), Fitch Inc. ("Fitch"), Dominion Bond Rating Service Limited, or another credit rating agency designated as a NRSRO by the Securities and Exchange Commission ("SEC"), or is unrated but considered to be of equivalent quality by BFA. Bonds rated Baa by Moody's or BBB by S&P or above are considered "investment-grade" securities; bonds rated Baa are considered medium-grade obligations which lack outstanding investment characteristics and have speculative characteristics, while bonds rated BBB are regarded as having adequate capacity to pay principal and interest.

Subsequent to purchase by the applicable Underlying Funds, a rated security may cease to be rated or its rating may be reduced below an investment-grade rating. Bonds rated lower than Baa3 by Moody's or BBB- by S&P are below investment-grade quality and are obligations of issuers that are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy and increased market price volatility. Such securities ("lower-rated securities") are commonly referred to as "junk bonds" and are subject to a substantial degree of credit risk. Lower-rated securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial. Bonds rated below investment-grade tend to be less marketable than higher-quality bonds because the market for them is less broad. The market for unrated bonds is even narrower.

REPURCHASE AGREEMENTS. The Underlying Funds may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (I.E., the Underlying Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by each Underlying Fund but only to constitute collateral for the seller's obligation to pay the repurchase price, and, in the event of a default by the seller, each Underlying Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

In any repurchase transaction, the collateral for a repurchase agreement may include (i) cash items; (ii) obligations issued by the U.S. government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are rated in the highest rating category generally by at least two NRSROs, or, if unrated, determined to be of comparable quality by BFA. Collateral, however, is not limited to the foregoing and may include for example obligations rated below the highest category by NRSROs. Collateral for a repurchase agreement may also include securities that an Underlying Fund could not hold directly without the repurchase obligation. Irrespective of the type of collateral underlying the repurchase agreement, in the case of a repurchase agreement entered into by a non-money market fund, the repurchase obligation of a seller must be of comparable credit quality to securities which are rated in one of the two highest rating categories by any NRSRO.

Repurchase agreements pose certain risks for an Underlying Fund that utilizes them. Such risks are not unique to the Underlying Fund but are inherent in repurchase agreements. The Underlying Funds seek to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty's repurchase obligation, the Underlying Fund would retain the status of an unsecured creditor of the counterparty (I.E., the position the Underlying Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, an Underlying Fund would be at risk of losing some or all of the principal and income involved in the transaction.

RESTRICTED SECURITIES. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to an Underlying Fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, the restricted security's holder may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time the holder decides to seek registration and the time the holder may be permitted to sell the security under an effective registration statement. If, during that period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

REVERSE REPURCHASE AGREEMENTS. Certain of the Underlying Funds may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally the effect of such transactions is that an Underlying Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Underlying Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if an Underlying Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and an Underlying Fund intends to use the reverse repurchase technique only when BFA believes it will be advantageous to the Underlying Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of an Underlying Fund's assets. The Underlying Fund's exposure to reverse repurchase agreements will be covered by assets having a value equal to or greater than such committments. Each Underlying Fund maintains liquid assets having a value equal to or greater than reverse repurchase agreement commitments. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

SHORT-TERM INSTRUMENTS. Each Underlying Fund may invest in short-term instruments in the same manner as the Master Portfolios, as described above.

STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES. Certain of the Underlying Funds may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. An index futures contract is a standardized agreement between two parties that commits one party to buy and the other party to sell a stipulated quantity of a market index at a set price on or before a given date in the future. The seller never actually delivers "shares" of the index or shares of all the stocks in the index. Instead, the buyer and the seller settle the difference between the contract price and the market price in cash on the agreed-upon date - the buyer paying the difference if the actual price is lower than the contract price and the seller paying the difference if the actual price is higher. An Underlying Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

An option on a stock index is similar to an option on a stock except that expiration cycles vary either monthly or quarterly and the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount depends upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiplier. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset a position in stock index options prior to expiration by entering into a closing transaction on an exchange or the writer may let the option expire unexercised. The Underlying Funds maintain liquid assets in connection with these types of futures contracts.

UNRATED INVESTMENTS. BlackRock Cash Funds: Institutional may purchase instruments that are not rated if, in the opinion of BFA, such obligations are of an investment quality that is comparable to other rated investments that are permitted for purchase by BlackRock Cash Funds: Institutional, if they are purchased in accordance with BlackRock Cash Funds: Institutional's procedures adopted by the Trust's Board of Trustees in accordance with Rule 2a-7 under the 1940 Act. Such procedures require approval or ratification by the Board of Trustees of the purchase of unrated securities. After purchase by BlackRock Cash Funds: Institutional, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by BlackRock Cash Funds:
Institutional. Neither event will require an immediate sale of such security by BlackRock Cash Funds: Institutional provided that, when a security ceases to be rated, BFA determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, BFA finds that the sale of such security would not be in BlackRock Cash Funds:
Institutional's shareholders' best interest.

To the extent the ratings given by a NRSRO may change as a result of changes in such organization or its rating systems, BlackRock Cash Funds: Institutional will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its registration statement.

U.S. GOVERNMENT OBLIGATIONS. Certain of the Underlying Funds may invest a portion of their assets in U.S. government obligations and may make such investments in the same manner as the Master Portfolios, as described above.

WARRANTS. A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities.

Portfolio Holdings Information

The Boards of Trustees of the Trust and MIP have adopted a policy regarding the disclosure of portfolio holdings information that requires that such information be disclosed in a manner that (a) is consistent with applicable legal requirements and in the best interests of each LifePath Portfolio's and Master Portfolio's respective shareholders or interestholders, as applicable;
(b) does not put the interests of the Investment Adviser, the LifePath Portfolios' distributor, BlackRock Investments, LLC (the "Distributor" or "BRIL") or any affiliated person of the Trust, the Master Portfolios, the Investment Adviser or the Distributor, above those of the LifePath Portfolios' shareholders and the Master Portfolios' interestholders; (c) does not advantage any current or prospective LifePath Portfolio shareholders or Master Portfolio interestholders over any other current or prospective LifePath Portfolio shareholders or Master Portfolio interestholders; and (d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements and/or control mechanisms (such as by virtue of duties to the LifePath Portfolios or the Master Portfolios) limiting the use of such information are in effect. None of the LifePath Portfolios, the Master Portfolios, the Investment Adviser or BTC receive any compensation or other consideration in connection with the disclosure of portfolio holdings information pursuant to the arrangements described below.

The policy described herein only relates to the disclosure of portfolio holdings information of the LifePath Portfolios and the Master Portfolios.

SERVICE PROVIDERS. Daily access to information concerning portfolio holdings is permitted, without any lag between the date of the information and the date on which such information is disclosed, (i) to personnel of the Investment Adviser who manage the Master Portfolios' assets ("Portfolio Managers") or who provide administrative, operational, risk management, or other support to the Portfolio Managers ("Support Staff"), and (ii) to other personnel of the Investment Adviser and the LifePath Portfolios' and Master Portfolios' service providers, such as BTC, State Street Bank and Trust Company ("State Street"), PNC Global Investment Servicing (U.S.) Inc., (the "Transfer Agent") and BRIL, who deal directly with, or assist in, functions related to investment management, administration, custody, and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Master Portfolios and the LifePath Portfolios and the terms of their respective current registration statements. Portfolio Managers and Support Staff may also release and discuss portfolio holdings information with various broker-dealers, including broker-dealers affiliated with the

Investment Adviser, in connection with managing the Master Portfolios' assets and settling the Master Portfolios' transactions, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Master Portfolios and the LifePath Portfolios and the terms of their respective current registration statements.

From time to time, portfolio holdings information may also be provided, in the ordinary course of business without any lag between the date of the information and the date on which such information is disclosed (provided that such information is provided no earlier than the close of trading on the same business day as the date of such information), to other persons and entities, including, among others, the Trust's and MIP's Trustees; the auditors of the LifePath Portfolios and the Master Portfolios; counsel to the Trust or MIP, and counsel to the Trustees who are not "interested persons" of the Trust or MIP (as such term is defined in the 1940 Act) (the "Independent Trustees"); pricing service vendors; proxy voting service providers; financial printers; regulatory authorities; stock exchanges and other listing organizations; rating or ranking organizations; or as otherwise required by law or regulation. The following is a list, as of _________, 2010, of all such persons and entities with which the LifePath Portfolios and the Master Portfolios have ongoing arrangements to provide portfolio holdings information: Moody's, Lipper, Inc. and Morningstar, Inc., as the rating organizations for certain of the Master Portfolios; and Interactive Data Corp. and Reuters, as pricing services for the Master Portfolios. Such information is generally provided the first business day following month-end. Any additions, modifications or deletions to the foregoing list that have occurred since _________, 2010 are not reflected. Generally, the above persons and entities are subject to duties of confidentiality arising under law or contract that the Boards of Trustees of the Trust and MIP believe provide an adequate safeguard for such information.

THIRD-PARTY FEEDER LIFEPATH PORTFOLIOS. Each Master Portfolio provides portfolio holdings information to the sponsors, administrators or other service providers for feeder LifePath Portfolios sponsored by institutions not affiliated with BFA that invest in such Master Portfolio (each, a "third-party feeder LifePath Portfolio") as may be necessary to (i) conduct business of the third-party feeder LifePath Portfolios in the ordinary course in a manner consistent with agreements with the third-party feeder LifePath Portfolios and the terms of the Master Portfolio's current registration statement, or (ii) satisfy legal requirements applicable to the third-party feeder LifePath Portfolios. Such portfolio holdings information may be provided without any lag between the date of the information and the date on which such information is disclosed. Each third-party feeder LifePath Portfolio is subject to the terms and duties of confidentiality of its own portfolio holdings disclosure policy as adopted by its board of directors or trustees (which policy may be different than the Trust's and MIP's policy described herein), and none of BFA, BTC or the Board of Trustees of the Trust or MIP exercises control over any third-party feeder LifePath Portfolio's policies. The following is a list, as of _____, 2010, of third-party feeder LifePath Portfolios and their service providers with which the Master Portfolios have ongoing arrangements to provide portfolio holdings information: State Farm Mutual Fund Trust. Such information is generally provided within five business days following month-end. Any additions, modifications or deletions, to the foregoing list that have occurred since _________, 2010 are not reflected.

BFA, BTC and the Master Portfolios may also provide portfolio holdings information to the sponsors, administrators or other service providers for a potential third-party feeder LifePath Portfolio to the extent necessary for such entities to evaluate a potential investment in the relevant Master Portfolio, subject to appropriate confidentiality arrangements limiting the use of such information to that purpose.

SECURITIES AND EXCHANGE COMMISSION FILINGS. Each LifePath Portfolio will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on such LifePath Portfolio's fiscal year, within 70 days after the end of the calendar quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

OTHER PUBLIC DISCLOSURE. A LifePath Portfolio or its related Master Portfolio may voluntarily disclose portfolio holdings information in advance of required filings with the SEC to persons and entities that make such information generally available to interested persons, such as institutional investors and their advisers and representatives. These persons and entities may make such information available through a variety of methods, including without limitation via websites, e-mail and other forms of publication. Such portfolio holdings information may be provided without any lag between the date of the information and the date on which such information is disclosed, provided that such information is provided no earlier than the close of trading on the same business day as the date of such information. No conditions or restrictions are placed on the use of such information because the LifePath Portfolios and the Master Portfolios intend that the persons and entities to which such information is provided will make such information generally available to all interested persons. The following is a list, as of _________, 2010, of all such persons and entities with which the LifePath Portfolios or the Master Portfolios have ongoing arrangements to provide portfolio holdings information and the frequency with which such information is provided: Bloomberg (monthly). Any additions, modifications or deletions to the foregoing list that have occurred since _________, 2010 are not reflected.

APPROVED RECIPIENTS. The Trust's and MIP's Chief Compliance Officer may also authorize disclosure of portfolio holdings information to approved recipients pursuant to the above policy.

The Boards of Trustees of the Trust and MIP review the above policy and the procedures with respect to the disclosure of portfolio holdings information at least annually. There can be no assurance that the Trust's and MIP's policy and procedures with respect to disclosure of portfolio holdings information will prevent the misuse of such information by persons that receive such information.


Management

The Board of Trustees of the Trust, consists of thirteen individuals (each, a "Trustee"), eleven of whom are Independent Trustees. The same individuals serve on the Board of Trustees of MIP. The registered investment companies advised by BFA or its affiliates (the "BlackRock-advised Funds") are organized into one complex of closed-end funds, two complexes of open-end funds (the Equity-Liquidity Complex and the Equity-Bond Complex) and one complex of ETFs (each, a "BlackRock Fund Complex"). The Trust and MIP are included in the BlackRock Fund Complex referred to as the Equity-Liquidity Complex. The Trustees also oversee as board members the operations of the other open-end registered investment companies included in the Equity-Liquidity Complex. The address for each Trustee and officer is c/o BlackRock, Inc. 55 East 52nd Street, New York, NY 10055.

The Board of Trustees has overall responsibility for the oversight of the Trust and the LifePath Portfolios. The Co-Chairs of the Board are Independent Trustees, and the Chair of each Board committee (each, a "Committee") is an Independent Trustee. The Board has five standing Committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee. The Board also has one ad hoc committee, the Joint Product Pricing Committee. The role of the Co-Chairs of the Board is to preside at all meetings of the Board, and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chair of each Committee performs a similar role with respect to the Committee. The Co-Chairs of the Board or the Chair of a Committee may also perform such other functions as may be delegated by the Board or the Committee from time to time. The Independent Trustees meet regularly outside the presence of Trust management, in executive session or with other service providers to the Trust and the LifePath Portfolios. The Board has regular meetings five times a year, and may hold special meetings if required before its next regular meeting. Each Committee meets regularly to conduct the oversight functions delegated to that Committee by the Board and reports its findings to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board's leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among Committees and the full Board to enhance effective oversight.

The Board has engaged BFA to manage the LifePath Portfolios on a day-to-day basis. The Board is responsible for overseeing BFA, other service providers, the operations of the LifePath Portfolios and associated risk in accordance with the provisions of the 1940 Act, state law, other applicable laws, the Trust's charter, and the LifePath Portfolios' investment objectives and strategies. The Board reviews, on an ongoing basis, the LifePath Portfolios' performance, operations, and investment strategies and techniques. The Board also conducts reviews of BFA and its role in running the operations of the LifePath Portfolios.

Day-to-day risk management with respect to the LifePath Portfolios is the responsibility of BFA or of sub-advisers or other service providers (depending on the nature of the risk), subject to the supervision of BFA. The LifePath Portfolios are subject to a number of risks, including investment, compliance, operational and valuation risks, among others. While there are a number of risk management functions performed by BFA and the subadvisers or other service providers, as applicable, it is not possible to eliminate all of the risks applicable to the LifePath Portfolios. Risk oversight forms part of the Board's general oversight of the LifePath Portfolios and is addressed as part of various Board and Committee activities. The Board, directly or through a Committee, also reviews reports from, among others, management, the independent registered public accounting firm for the LifePath Portfolios, subadvisers, and internal auditors for the investment adviser or its affiliates, as appropriate, regarding risks faced by the LifePath Portfolios and management's or the service provider's risk functions. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of the LifePath Portfolios' activities and associated risks. The Board has appointed a Chief Compliance Officer, who oversees the implementation and testing of the LifePath Portfolios' compliance program and reports to the Board regarding compliance matters for the LifePath Portfolios and their service providers. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The members of the Audit Committee are Kenneth L. Urish (Chair), Herbert I. London and Frederick W. Winter, all of whom are Independent Trustees. The principal responsibilities of the Audit Committee are to approve the selection, retention, termination and compensation of the Trust's independent registered public accounting firm (the "independent auditors") and to oversee the independent auditors' work. The Audit Committee's responsibilities include, without limitation, to (1) evaluate the qualifications and independence of the independent auditors; (2) approve all audit engagement terms and fees for each LifePath Portfolio; (3) review the conduct and results of each independent audit of each LifePath Portfolio's financial statements; (4) review any issues raised by the independent auditors or Trust management regarding the accounting or financial reporting policies and practices of each LifePath Portfolio and the internal controls of each LifePath Portfolio and certain service providers;
(5) oversee the performance of each LifePath Portfolio's internal audit function provided by its investment adviser, administrator, pricing agent or other service provider; (6) discuss with Trust management its policies regarding risk assessment and risk management and (7) resolve any disagreements between Trust management and the independent auditors regarding financial reporting. The Board has adopted a written charter for the Audit Committee. During the period December 1, 2009 through December 31, 2009, the Audit Committee met one time.

The members of the Governance and Nominating Committee (the "Governance Committee") are Dr. Matina Horner (Chair), Cynthia A. Montgomery and Robert C. Robb, Jr., all of whom are Independent Trustees. The principal responsibilities of the Governance Committee are to (1) identify individuals qualified to serve as Independent Trustees of the Trust and recommend Independent Trustee nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding Independent Trustee compensation; and (5) monitor corporate governance matters and develop appropriate recommendations to the Board. The Governance Committee may consider nominations for the office of Trustee made by LifePath Portfolio shareholders as it deems appropriate. LifePath Portfolio shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance Committee. During the period December 1, 2009 through December 31, 2009, the Governance Committee met one time.

The members of the Compliance Committee are Joseph P. Platt, Jr. (Chair), Cynthia A. Montgomery and Robert C. Robb, Jr., all of whom are Independent Trustees. The Compliance Committee's purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving the Trust, the LifePath Portfolio-related activities of BFA and the Trust's third party service providers. The Compliance Committee's responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of the Trust and its service providers and recommend changes or additions to such policies and procedures; (2) review information on and, where appropriate recommend policies concerning, the Trust's compliance with applicable law; and (3) review reports from, oversee the annual performance review of, and make certain recommendations regarding the Trust's Chief Compliance Officer. The Board has adopted a written charter for the Compliance Committee. During the period December 1, 2009 through December 31, 2009, the Compliance Committee met two times.

The members of the Performance Oversight and Contract Committee (the "Performance Oversight Committee") are David O. Beim (Chair), Toby Rosenblatt (Vice Chair), Ronald W. Forbes and Rodney D. Johnson, all of whom are Independent Trustees. The Performance Oversight Committee's purpose is to assist the Board in fulfilling its responsibility to oversee each LifePath Portfolio's investment performance relative to its agreed-upon performance objectives and to assist the Independent Trustees in their consideration of investment advisory agreements. The Performance Oversight Committee's responsibilities include, without limitation, to (1) review each LifePath Portfolio's investment objectives, policies and practices and each LifePath Portfolio's investment performance; (2) review personnel and resources devoted to management of each LifePath Portfolio and evaluate the nature and quality of information furnished to the Performance Oversight Committee; (3) recommend any required action regarding change in fundamental and non-fundamental investment policies and restrictions, fund mergers or liquidations; (4) request and review information on the nature, extent and quality of services provided to the shareholders; and (5) make recommendations to the Board concerning the approval or renewal of investment advisory agreements. The

Board has adopted a written charter for the Performance Oversight Committee. During the period December 1, 2009 through December 31, 2009, the Performance Oversight Committee met one time.

The Boards of the Equity-Liquidity Complex, the Equity-Bond Complex and the closed-end BlackRock Fund Complex, established the ad hoc Joint Product Pricing Committee (the "Product Pricing Committee") comprised of eight members drawn from the independent board members serving on the boards of these BlackRock Fund Complexes. Ronald W. Forbes and Rodney D. Johnson are members of the Product Pricing Committee representing the Equity-Liquidity Complex. One independent board member representing the closed-end BlackRock Fund Complex and five independent board members representing the Equity-Bond Complex serve on the Product Pricing Committee. The Product Pricing Committee is chaired by an independent board member from the Equity-Bond Complex. The purpose of the Product Pricing Committee is to review the components and pricing structure of the non-money market funds in the BlackRock Fund Complexes. The Product Pricing Committee was formed on June 4, 2009, and for the period from December 1, 2009 through December 31, 2009, the Product Pricing Committee met one time.

The members of the Executive Committee are Ronald W. Forbes and Rodney D. Johnson, both of whom are Independent Trustees, and Richard S. Davis, who serves as an interested Trustee. The principal responsibilities of the Executive Committee are to (1) act on routine matters between meetings of the Board; (2) act on such matters as may require urgent action between meetings of the Board; and (3) exercise such other authority as may from time to time be delegated to the Executive Committee by the Board. The Board has adopted a written charter for the Executive Committee. During the period December 1, 2009 through December 31, 2009, the Executive Committee met one time.

The Governance Committee has adopted a statement of policy that describes the experience, qualifications, skills and attributes that are necessary and desirable for potential Independent Trustee candidates (the "Statement of Policy"). The Board believes that each Independent Trustee satisfied, at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. Furthermore, in determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, skills, attributes and qualifications, which allow the Board to operate effectively in governing the Trust and protecting the interests of shareholders. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Trust's investment adviser, sub-advisers, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties as Trustees. Each Trustee's ability to perform his or her duties effectively is evidenced by his or her educational background or professional training; business, consulting, public service or academic positions; experience from service as a board member of the Trust and the other funds in the BlackRock Fund Complex (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; ongoing commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout the years; or other relevant life experiences. Information about the specific experience, skills, attributes and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a Trustee of the Trust, is provided below.

Certain biographical and other information relating to the Trustees of the Trust is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of registered investment companies and portfolios overseen in the BlackRock-advised Funds and any public directorships.


                                                                                              NUMBER OF
                                                                                             BLACKROCK-
                                                                                               ADVISED
                                                                                             REGISTERED
                                                                                             INVESTMENT
                                                                                              COMPANIES
                                                                                              ("RICS")
                                                                                            CONSISTING OF
                                                                                             INVESTMENT
                           POSITION(S)      LENGTH OF                                        PORTFOLIOS
         NAME               HELD WITH          TIME           PRINCIPAL OCCUPATION(S)      ("PORTFOLIOS")        PUBLIC
       AND AGE              THE TRUST       SERVED(2)          DURING PAST FIVE YEARS         OVERSEEN       DIRECTORSHIPS
---------------------     ------------- ----------------- ------------------------------- ---------------- -----------------
INDEPENDENT TRUSTEES/(1)/

                                                                                              NUMBER OF
                                                                                             BLACKROCK-
                                                                                               ADVISED
                                                                                             REGISTERED
                                                                                             INVESTMENT
                                                                                              COMPANIES
                                                                                              ("RICS")
                                                                                            CONSISTING OF
                                                                                             INVESTMENT
                           POSITION(S)      LENGTH OF                                        PORTFOLIOS
         NAME               HELD WITH          TIME           PRINCIPAL OCCUPATION(S)      ("PORTFOLIOS")        PUBLIC
       AND AGE              THE TRUST       SERVED(2)          DURING PAST FIVE YEARS         OVERSEEN       DIRECTORSHIPS
---------------------     ------------- ----------------- ------------------------------- ---------------- -----------------
David O. Beim/(3)/        Trustee       2009 to present   Professor of Finance and        36 RICs          None
(69)                                                      Economics at the Columbia       consisting of
                                                          University Graduate School      104 Portfolios
                                                          of Business since 1991;
                                                          Trustee, Phillips Exeter
                                                          Academy since 2002;
                                                          Chairman, Wave Hill, Inc.
                                                          (public garden and cultural
                                                          center) from 1990 to 2006.

Ronald W. Forbes/(4)/     Trustee       2009 to present   Professor Emeritus of           36 RICs          None
(69)                                                      Finance, School of Business,    consisting of
                                                          State University of New York    104 Portfolios
                                                          at Albany since 2000.

Dr. Matina S. Horner/(5)/ Trustee       2009 to present   Executive Vice President of     36 RICs          NSTAR
(70)                                                      Teachers Insurance and          consisting of    (electric and
                                                          Annuity Association and         104 Portfolios   gas utility)
                                                          College Retirement Equities
                                                          Fund from 1989 to 2003.

Rodney D. Johnson/(4)/    Trustee       2009 to present   President, Fairmont Capital     36 RICs          None
(68)                                                      Advisors, Inc. since 1987;      consisting of
                                                          Director, Fox Chase Cancer      104 Portfolios
                                                          Center since 2002; Member
                                                          of Archdiocesan Investment
                                                          Committee of the
                                                          Archdiocese of Philadelphia
                                                          since 2003; Director, The
                                                          Committee of Seventy (civic)
                                                          since 2006.


                                                                                              NUMBER OF
                                                                                             BLACKROCK-
                                                                                               ADVISED
                                                                                             REGISTERED
                                                                                             INVESTMENT
                                                                                              COMPANIES
                                                                                              ("RICS")
                                                                                            CONSISTING OF
                                                                                             INVESTMENT
                           POSITION(S)      LENGTH OF                                        PORTFOLIOS
         NAME               HELD WITH          TIME           PRINCIPAL OCCUPATION(S)      ("PORTFOLIOS")        PUBLIC
       AND AGE              THE TRUST       SERVED(2)          DURING PAST FIVE YEARS         OVERSEEN       DIRECTORSHIPS
---------------------     ------------- ----------------- ------------------------------- ---------------- -----------------
Herbert I. London         Trustee       2009 to present   Professor Emeritus, New         36 RICs          AIMS
(70)                                                      York University since 2005;     consisting of    Worldwide,
                                                          John M. Olin Professor of       104 Portfolios   Inc.
                                                          Humanities, New York                                 (marketing)
                                                          University from 1993 to 2005
                                                          and Professor thereof from
                                                          1980 to 2005; President,
                                                          Hudson Institute (policy
                                                          research organization) since
                                                          1997 and Trustee thereof
                                                          since 1980; Chairman of the
                                                          Board of Trustees for
                                                          Grantham University since
                                                          2006; Director, InnoCentive,
                                                          Inc. (strategic solutions
                                                          company) since 2005;
                                                          Director of Cerego, LLC
                                                          (software development and
                                                          design) since 2005.

Cynthia A.                Trustee       2009 to present   Professor, Harvard Business     36 RICs          Newell
Montgomery                                                School since 1989; Director,    consisting of    Rubbermaid,
(57)                                                      Harvard Business School         104 Portfolios   Inc.
                                                          Publishing since 2005;                           (manufacturing)
                                                          Director, McLean Hospital
                                                          since 2005.

Joseph P. Platt, Jr./(6)/ Trustee       2009 to present   Director, The West Penn         36 RICs          Greenlight
(62)                                                      Allegheny Health System (a      consisting of    Capital Re,
                                                          not-for-profit health system)   104 Portfolios   Ltd
                                                          since 2008; Director, Jones                      (reinsurance
                                                          and Brown (Canadian                              company);
                                                          insurance broker) since                          WQED Multi-
                                                          1998; General Partner, Thorn                     Media (public
                                                          Partner, LP (private                             broadcasting
                                                          investment) since 1998;                          not-for-
                                                          Partner Amarna Corporation,                      profit)
                                                          LLC (private investment
                                                          company) from 2002 to
                                                          2008.

Robert C. Robb, Jr.       Trustee       2009 to present   Partner, Lewis, Eckert, Robb    36 RICs          None
(64)                                                      and Company (management         consisting of
                                                          and financial consulting        104 Portfolios
                                                          firm) since 1981.


                                                                                              NUMBER OF
                                                                                             BLACKROCK-
                                                                                               ADVISED
                                                                                             REGISTERED
                                                                                             INVESTMENT
                                                                                              COMPANIES
                                                                                              ("RICS")
                                                                                            CONSISTING OF
                                                                                             INVESTMENT
                           POSITION(S)      LENGTH OF                                        PORTFOLIOS
         NAME               HELD WITH          TIME           PRINCIPAL OCCUPATION(S)      ("PORTFOLIOS")        PUBLIC
       AND AGE              THE TRUST       SERVED(2)          DURING PAST FIVE YEARS         OVERSEEN       DIRECTORSHIPS
---------------------     ------------- ----------------- ------------------------------- ---------------- -----------------
Toby Rosenblatt/(7)/      Trustee       2009 to present   President, Founders             36 RICs          A.P. Pharma
(71)                                                      Investments Ltd. (private       consisting of    Inc. (specialty
                                                          investments) since 1999;        104 Portfolios   pharmaceuticals)
                                                          Director, College Access
                                                          Foundation of California
                                                          (philanthropic foundation)
                                                          since 2009; Director, Forward
                                                          Management, LLC since
                                                          2007; Director, the James
                                                          Irvine Foundation
                                                          (philanthropic foundation)
                                                          since 1997; Trustee, State
                                                          Street Research Mutual
                                                          Funds from 1990 to 2005;
                                                          Trustee, Metropolitan Series
                                                          Funds, Inc. from 2001 to
                                                          2005.

Kenneth L. Urish/(8)/     Trustee       2009 to present   Managing Partner, Urish         36 RICs          None
(58)                                                      Popeck & Co., LLC (certified    consisting of
                                                          public accountants and          104 Portfolios
                                                          consultants) since 1976;
                                                          Member of External Advisory
                                                          Board, the Pennsylvania
                                                          State University Accounting
                                                          Department since 2001;
                                                          Trustee, The Holy Family
                                                          Foundation since 2001;
                                                          Committee Member,
                                                          Professional Ethics
                                                          Committee of the
                                                          Pennsylvania Institute of
                                                          Certified Public Accountants
                                                          since 2007; President and
                                                          Trustee, Pittsburgh Catholic
                                                          Publishing Associates from
                                                          2003 to 2008; Director, Inter-
                                                          Tel from 2006 to 2007.


                                                                                              NUMBER OF
                                                                                             BLACKROCK-
                                                                                               ADVISED
                                                                                             REGISTERED
                                                                                             INVESTMENT
                                                                                              COMPANIES
                                                                                              ("RICS")
                                                                                            CONSISTING OF
                                                                                             INVESTMENT
                           POSITION(S)      LENGTH OF                                        PORTFOLIOS
         NAME               HELD WITH          TIME           PRINCIPAL OCCUPATION(S)      ("PORTFOLIOS")        PUBLIC
       AND AGE              THE TRUST       SERVED(2)          DURING PAST FIVE YEARS         OVERSEEN       DIRECTORSHIPS
---------------------     ------------- ----------------- ------------------------------- ---------------- -----------------
Frederick W. Winter       Trustee       2009 to present   Professor and Dean Emeritus     36 RICs          None
(64)                                                      of the Joseph M. Katz School    consisting of
                                                          of Business, University of      104 Portfolios
                                                          Pittsburgh since 2005 and
                                                          dean thereof from 1997 to
                                                          2005; Director, Alkon
                                                          Corporation (pneumatics)
                                                          since 1992; Director,
                                                          Indotronix International (IT
                                                          services) from 2004 to 2008;
                                                          Director Tippman Sports
                                                          (recreation) since 2005.

INTERESTED TRUSTEES/(1),(9)/
Richard S. Davis          Trustee       2009 to present   Managing Director,              169 RICs         None
(64)                                                      BlackRock, Inc. since 2005;     consisting of
                                                          Chief Executive Officer, State  298 Portfolios
                                                          Street Research &
                                                          Management Company from
                                                          2000 to 2005; Chairman of
                                                          the Board of Trustees, State
                                                          Street Research Mutual
                                                          Funds from 2000 to 2005;
                                                          Chairman, SSR Realty from
                                                          2000 to 2004.

Henry Gabbay              Trustee       2009 to present   Consultant, BlackRock, Inc.     169 RICs         None

(62)                                                      from 2007 to 2008;              consisting of
                                                          Managing Director,              298 Portfolios
                                                          BlackRock, Inc. from 1989 to
                                                          2007; Formerly Chief
                                                          Administrative Officer,
                                                          BlackRock Advisors, LLC
                                                          from 1998 to 2007; President
                                                          of BlackRock Funds and
                                                          BlackRock Bond Allocation
                                                          Target Shares from 2005 to
                                                          2007 and Treasurer of
                                                          certain closed-end funds in
                                                          the BlackRock fund complex
                                                          from 1989 to 2006.

-------
/(1)/ Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board of Trustees has approved one-year extensions in the terms of Trustees who turn 72 prior to December 31, 2013.
/(2)/ In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. in December 2009, the Trustees were elected to the Trust's Board. As a result, although the chart shows the Trustees as joining the Trust's Board in 2009, each Trustee first became a member of the boards of other funds advised by BlackRock Advisors, LLC or its affiliates as follows:
      David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, Jr., 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.
/(3)/ Chair of the Performance Oversight Committee.
/(4)/ Co-Chair of the Board of Trustees.
/(5)/ Chair of the Governance Committee.
/(6)/ Chair of the Compliance Committee.
/(7)/ Vice Chair of the Performance Oversight Committee.
/(8)/ Chair of the Audit Committee.
/(9)/ Mr. Davis is an "interested person," as defined in the 1940 Act, of the Trust based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an "interested person" of the Trust based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities.

Certain biographical and other information relating to the officers of the Trust is set forth below, including their year of birth, their principal occupations for at least the last five years, the length of time served, the total number of registered investment companies and portfolios overseen in the BlackRock-advised Funds and any public directorships.


                                                                                                 NUMBER OF
                                                                                                BLACKROCK-
                                                                                                  ADVISED
                                                                                                REGISTERED
                                                                                                INVESTMENT
                                                                                                 COMPANIES
                                                                                                  ("RICS"
                                                                                               CONSISTING OF
                                                                                                INVESTMENT
                                                                                                PORTFOLIOS
         NAME             POSITION(S) HELD      LENGTH OF         PRINCIPAL OCCUPATION(S)      ("PORTFOLIOS")      PUBLIC
   AND YEAR OF BIRTH       WITH THE TRUST      TIME SERVED        DURING PAST FIVE YEARS          OVERSEEN      DIRECTORSHIPS
----------------------   ------------------ ----------------- ------------------------------  ---------------- --------------
Trust Officers/(1)/
----------------------

Anne F. Ackerley         President and      2009 to present   Managing Director of            169 RICs         None
1962                     Chief Executive                      BlackRock, Inc. since 2000;     consisting of
                         Officer                              Vice President of the           298 Portfolios
                                                              BlackRock-advised Funds
                                                              from 2007 to 2009; Chief
                                                              Operating Officer of
                                                              BlackRock's Global Client
                                                              Group (GCG) since 2009;
                                                              Chief Operating Officer of
                                                              BlackRock's U.S. Retail Group
                                                              from 2006 to 2009; Head of
                                                              BlackRock's Mutual Fund
                                                              Group from 2000 to 2006.

Richard Hoerner, CFA     Vice President     2009 to present   Managing Director of            24 RICs          None
1958                                                          BlackRock, Inc. since 2000;     consisting of
                                                              Co-head of BlackRock's Cash     73 Portfolios
                                                              Management Portfolio
                                                              Management Group since
                                                              2002; Member of the Cash
                                                              Management Group
                                                              Executive Committee since
                                                              2005; Director of BlackRock,
                                                              Inc. since 1998.


                                                                                                 NUMBER OF
                                                                                                BLACKROCK-
                                                                                                  ADVISED
                                                                                                REGISTERED
                                                                                                INVESTMENT
                                                                                                 COMPANIES
                                                                                                  ("RICS"
                                                                                               CONSISTING OF
                                                                                                INVESTMENT
                                                                                                PORTFOLIOS
         NAME             POSITION(S) HELD      LENGTH OF         PRINCIPAL OCCUPATION(S)      ("PORTFOLIOS")      PUBLIC
   AND YEAR OF BIRTH       WITH THE TRUST      TIME SERVED        DURING PAST FIVE YEARS          OVERSEEN      DIRECTORSHIPS
----------------------   ------------------ ----------------- ------------------------------  ---------------- --------------
Jeffrey Holland, CFA     Vice President     2009 to present   Director of BlackRock, Inc.     70 RICs          None
1971                                                          since 2006; Chief Operating     consisting of
                                                              Officer of BlackRock's U.S.     201 Portfolios
                                                              Retail Group since 2009; Co-
                                                              head of Product
                                                              Development and
                                                              Management for BlackRock's
                                                              U.S. Retail Group from 2007
                                                              to 2009; Product Manager of
                                                              Raymond James &
                                                              Associates from 2003 to
                                                              2006.

Brendan Kyne             Vice President     2009 to present   Director of BlackRock, Inc.     169 RICs         None
1977                                                          since 2008; Head of Product     consisting of
                                                              Development and                 298 Portfolios
                                                              Management for BlackRock's
                                                              U.S. Retail Group since 2009,
                                                              co-head thereof from 2007
                                                              to 2009; Vice President of
                                                              BlackRock, Inc. from 2005 to
                                                              2008; Associate of
                                                              BlackRock, Inc. from 2002 to
                                                              2004.

Simon Mendelson          Vice President     2009 to present   Managing Director of            24 RICs          None
1964                                                          BlackRock, Inc. since 2005;     consisting of
                                                              Chief Operating Officer and     73 Portfolios
                                                              head of the Global Client
                                                              Group for BlackRock's Global
                                                              Cash Management Business
                                                              since 2007; Head of
                                                              BlackRock's Strategy and
                                                              Development Group from
                                                              2005 to 2007; Partner of
                                                              McKinsey & Co. from 1997 to
                                                              2005.


                                                                                                 NUMBER OF
                                                                                                BLACKROCK-
                                                                                                  ADVISED
                                                                                                REGISTERED
                                                                                                INVESTMENT
                                                                                                 COMPANIES
                                                                                                  ("RICS"
                                                                                               CONSISTING OF
                                                                                                INVESTMENT
                                                                                                PORTFOLIOS
         NAME             POSITION(S) HELD      LENGTH OF         PRINCIPAL OCCUPATION(S)      ("PORTFOLIOS")      PUBLIC
   AND YEAR OF BIRTH       WITH THE TRUST      TIME SERVED        DURING PAST FIVE YEARS          OVERSEEN      DIRECTORSHIPS
----------------------   ------------------ ----------------- ------------------------------  ---------------- --------------
Brian Schmidt            Vice President     2009 to present   Managing Director of            70 RICs          None
1958                                                          BlackRock, Inc. since 2004;     consisting of
                                                              Various positions with U.S.     201 Portfolios
                                                              Trust Company from 1991 to
                                                              2003: Director from 2001 to
                                                              2003, Senior Vice President
                                                              from 1998 to 2003; Vice
                                                              President, Chief Financial
                                                              Officer and Treasurer of
                                                              Excelsior Funds, Inc.,
                                                              Excelsior Tax-Exempt Funds,
                                                              Inc. and Excelsior Funds
                                                              Trust from 2001 to 2003.

Christopher Stavrakos,   Vice President     2009 to present   Managing Director of            24 RICs          None
CFA                                                           BlackRock, Inc. since 2006;     consisting of
1959                                                          Co-head of BlackRock's Cash     73 Portfolios
                                                              Management Portfolio
                                                              Management Group since
                                                              2006; Senior Vice President,
                                                              CIO, and Director of Liability
                                                              Management for the
                                                              Securities Lending Group at
                                                              Mellon Bank from 1999 to
                                                              2006.

Neal J. Andrews          Chief Financial    2009 to present   Managing Director of            169 RICs         None
1966                     Officer and                          BlackRock, Inc. since 2006;     consisting of
                         Assistant                            Senior Vice President and       298 Portfolios
                         Treasurer                            Line of Business Head of
                                                              Fund Accounting and
                                                              Administration at PNC
                                                              Global Investment Servicing
                                                              (U.S.) Inc. from 1992 to
                                                              2006.

Jay M. Fife              Treasurer          2009 to present   Managing Director of            169 RICs         None
1970                                                          BlackRock, Inc. since 2007      consisting of
                                                              and Director in 2006;           298 Portfolios
                                                              Assistant Treasurer of the
                                                              Merrill Lynch Investment
                                                              Managers, L.P. ("MLIM") and
                                                              Fund Asset Management,
                                                              L.P. advised funds from 2005
                                                              to 2006; Director of MLIM
                                                              Fund Services Group from
                                                              2001 to 2006.


                                                                                                 NUMBER OF
                                                                                                BLACKROCK-
                                                                                                  ADVISED
                                                                                                REGISTERED
                                                                                                INVESTMENT
                                                                                                 COMPANIES
                                                                                                  ("RICS"
                                                                                               CONSISTING OF
                                                                                                INVESTMENT
                                                                                                PORTFOLIOS
         NAME             POSITION(S) HELD      LENGTH OF         PRINCIPAL OCCUPATION(S)      ("PORTFOLIOS")      PUBLIC
   AND YEAR OF BIRTH       WITH THE TRUST      TIME SERVED        DURING PAST FIVE YEARS          OVERSEEN      DIRECTORSHIPS
----------------------   ------------------ ----------------- ------------------------------  ---------------- --------------
Brian P. Kindelan        Chief              2009 to present   Chief Compliance Officer of     169 RICs         None
1959                     Compliance                           the BlackRock-advised funds     consisting of
                         Officer and                          since 2007; Managing            298 Portfolios
                         Anti-Money                           Director and Senior Counsel
                         Laundering                           of BlackRock, Inc. since
                         Compliance                           2005; Director and Senior
                         Officer                              Counsel of BlackRock
                                                              Advisors, Inc. from 2001 to
                                                              2004.

Howard B. Surloff        Secretary          2009 to present   Managing Director and           169 RICs         None

1965                                                          General Counsel of U.S.         consisting of
                                                              Funds at BlackRock, Inc.        298 Portfolios
                                                              since 2006; General Counsel
                                                              (U.S.) of Goldman Sachs
                                                              Asset Management, L.P.
                                                              from 1993 to 2006.

-------
/(1)/ Officers of the Trust serve at the pleasure of the Board of Trustees.

BENEFICIAL EQUITY OWNERSHIP INFORMATION. The table below shows for each Trustee the amount of interests in each LifePath Portfolio beneficially owned by the Trustee and the aggregate value of all investments in equity securities within the same family of investment companies.

DOLLAR RANGE OF EQUITY SECURITIES IN THE LIFEPATH PORTFOLIOS
AND THE FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2009
--------------------------------------------------------------

                                                                                AGGREGATE
                                                                              DOLLAR RANGE
                                                                              OF SECURITIES
                                                                              IN THE FAMILY
                           LIFEPATH     LIFEPATH     LIFEPATH     LIFEPATH         OF
                             2025         2035         2045         2055       INVESTMENT
  INDEPENDENT TRUSTEES    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO      COMPANIES
-----------------------  -----------  -----------  -----------  -----------  --------------
Richard S. Davis         None         None         None         None         over
                                                                             $100,000
Henry Gabbay             None         None         None         None         over
                                                                             $100,000

                                                                                AGGREGATE
                                                                              DOLLAR RANGE
                                                                              OF SECURITIES
                                                                              IN THE FAMILY
                           LIFEPATH     LIFEPATH     LIFEPATH     LIFEPATH         OF
                             2025         2035         2045         2055       INVESTMENT
  INDEPENDENT TRUSTEES    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO      COMPANIES
-----------------------  -----------  -----------  -----------  -----------  --------------
David O. Beim            None         None         None         None         over
                                                                             $100,000
Ronald W. Forbes         None         None         None         None         over
                                                                             $100,000
Dr. Matina S. Horner     None         None         None         None         over
                                                                             $100,000
Rodney D. Johnson        None         None         None         None         over
                                                                             $100,000
Herbert I. London        None         None         None         None         between
                                                                             $ 50,001
                                                                             - $100,000
Cynthia A. Montgomery    None         None         None         None         over
                                                                             $100,000
Joseph P. Platt, Jr.     None         None         None         None         over
                                                                             $100,000
Robert C. Robb, Jr.      None         None         None         None         over
                                                                             $100,000
Toby Rosenblatt          None         None         None         None         over
                                                                             $100,000
Kenneth L. Urish         None         None         None         None         between
                                                                             $ 50,001
                                                                             - $100,000
Frederick W. Winter      None         None         None         None         over
                                                                             $100,000

OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. As of March 31, 2010, the Trustees and officers of the Trust as a group owned an aggregate of less than 1% of the outstanding shares of any LifePath Portfolio. As of March 31, 2010, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of affiliates of the Investment Adviser.

COMPENSATION OF TRUSTEES. Each current Trustee who is an Independent Trustee is paid as compensation an annual retainer of $250,000 per year for his or her services as a Board member to the BlackRock-advised Funds in the Equity-Liquidity Complex, including the Trust and MIP, and a $5,000 Board meeting fee to be paid for each in-person Board meeting attended (a $2,500 Board meeting fee for telephonic attendance at regular Board meetings), for up to five Board meetings held in a calendar year (compensation for meetings in excess of this number to be determined on a case by case basis), together with out of pocket expenses in accordance with a Board policy on travel and other business expenses relating to attendance at meetings. The Co-Chairs of the Boards of Trustees are each paid an additional annual retainer of $45,000. The Chairs of the Audit Committees, Compliance Committees, Governance Committees and Performance Oversight Committees and the Vice-Chair of the Performance Oversight Committees are each paid an additional annual retainer of $25,000. The Chair of the Product Pricing Committee, who oversees funds in the Equity-Bond Complex, is paid an annual retainer of $25,000 that is allocated among all of the non-money market funds in the Equity-Liquidity, the Equity-Bond and the closed-end BlackRock Fund Complexes.

Mr. Gabbay is an interested Trustee of the Trust and serves as an interested board member of the other funds which comprise the Equity-Liquidity, the Equity-Bond and the closed-end BlackRock Fund Complexes. Mr. Gabbay receives as compensation for his services as a board member of each of these three BlackRock Fund Complexes, (i) an annual retainer of

$487,500, paid quarterly in arrears, allocated to the BlackRock-advised Funds in these three BlackRock Fund Complexes, including the Trust and MIP, and (ii) with respect to each of the two open-end BlackRock Fund Complexes, a board meeting fee of $3,750 (with respect to meetings of the Equity-Liquidity Complex) and $18,750 (with respect to meetings of the Equity-Bond Complex) to be paid for attendance at each board meeting up to five board meetings held in a calendar year by each such Complex (compensation for meetings in excess of this number to be determined on a case by case basis). Mr. Gabbay will also be reimbursed for out of pocket expenses in accordance with a board policy on travel and other business expenses relating to attendance at meetings. Mr. Gabbay's compensation for serving on the boards of funds in these three BlackRock Fund Complexes (including the Trust and MIP) is equal to 75% of each retainer and, as applicable, of each meeting fee (without regard to additional fees paid to Board and Committee chairs) received by the independent board members serving on such boards. The Board or any other BlackRock-advised Fund may modify the board members' compensation from time to time depending on market conditions and Mr. Gabbay's compensation would be impacted by those modifications.

Each of the Independent Trustees, Mr. Gabbay and Mr. O'Brien agreed to a 10% reduction in their compensation described above for the period December 1, 2009 through December 31, 2009.

From January 1, 2009 through November 30, 2009, the Trust paid each Independent Trustee then in office the Trust's allocable share of the following Independent Trustee fees and expenses: (i) an annual base fee of $60,000; (ii) a per meeting fee of $6,000 for meetings of the Board attended by the Trustee; (iii) a committee meeting fee of $2,500 for each Audit Committee meeting attended by the Trustee; and (iv) a committee meeting fee of $2,000 for each Nominating and Governance Committee meeting attended by the Trustee. The Chairperson of the Audit Committee was paid the Trust's allocable share of an annual fee of $10,000 and the Chairperson of the Nominating and Governance Committee was paid the Trust's allocable share of an annual fee of $5,000. The Lead Independent Trustee was paid the Trust's allocable share of an additional annual base fee of $17,500. These Independent Trustee fees and expenses were allocated between the Trust and MIP, based on their respective assets under management.

The Trust reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending Board and committee meetings. Currently, the Trustees do not receive any retirement benefits or deferred compensation from the fund complex, as defined in Form N-1A under the 1940 Act.


As of December 1, 2009, the members of the Board of Trustees of the Trust listed below resigned (each, a "Previous Trustee"). The table below indicates the amount of compensation each Previous Trustee was paid as of December 31, 2009. Compensation is not shown for the New Trustees because they did not serve as Trustees of the Trust until December 1, 2009, and the New Trustees did not receive compensation from the Trust in 2009.

COMPENSATION
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2009
-------------------------------------------

                               AGGREGATE COMPENSATION     TOTAL COMPENSATION
 NAME OF INTERESTED TRUSTEE        FROM THE TRUST        FROM FUND COMPLEX/(1)/
----------------------------  ------------------------  -----------------------
Lee T. Kranefuss                         $0                       $0
H. Michael Williams                      $0                       $0

                                AGGREGATE COMPENSATION     TOTAL COMPENSATION
NAME OF INDEPENDENT TRUSTEES       FROM THE TRUST        FROM FUND COMPLEX/(1)/
-----------------------------  -----------------------   ----------------------
Mary G. F. Bitterman/(2)/               $78,394                 $157,000
A. John Gambs/(3)/                      $72,310                 $157,500
Hayne E. Leland                         $60,640                 $132,000
Jeffrey M. Lyons                        $67,078                 $146,000
Wendy Paskin-Jordan                     $64,552                 $140,500
Leo Soong/(4)/                          $72,584                 $158,000

-------
(1)   Includes compensation for serving on the Board of Trustees of MIP.
(2)   Previously the Nominating and Governance Committee Chair.
(3)   Previously the Audit Committee Chair.

(4)   Previously the Lead Independent Trustee.

MASTER/FEEDER STRUCTURE.   Each LifePath Portfolio seeks to achieve its
investment objective by investing all of its assets in a Master Portfolio of MIP, which in turn invests in a combination of Underlying Funds. In other words, the LifePath Portfolios are "Feeder Funds" into the Master Portfolios, and the Master Portfolios in turn are "Funds of Funds." The Trust's Board of Trustees believes that neither a LifePath Portfolio nor its shareholders will be adversely affected by investing its assets in a Master Portfolio. However, if another feeder fund or other investor withdraws its investment from such Master Portfolio, the economic efficiencies (E.G., spreading fixed expenses among a larger asset base) that the Trust's Board of Trustees believes may be available through investment in the Master Portfolio may not be fully achieved. In addition, although it is unlikely, the master/feeder structure may give rise to accounting or operational difficulties.

A LifePath Portfolio may withdraw its investment in a Master Portfolio only if the Trust's Board of Trustees determines that such action is in the best interests of such LifePath Portfolio and its shareholders. Prior to any such withdrawal, the Board of Trustees would consider alternative investments, including investing all of the LifePath Portfolio's assets in another investment company with substantially the same investment objective as the LifePath Portfolio or hiring an investment adviser to manage the LifePath Portfolio's assets in accordance with the investment policies described above with respect to the LifePath Portfolio and its Master Portfolios.

Whenever a LifePath Portfolio, as an interestholder of a related Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the LifePath Portfolio will either hold a meeting of its shareholders to consider such matters and cast its votes in proportion to the votes received from its shareholders (shares for which a LifePath Portfolio receives no voting instructions will be voted in the same proportion as the votes received from the other LifePath Portfolio shareholders) or cast its votes, as an interestholder of the Master Portfolio, in proportion to the votes received by the Master Portfolio from all other interestholders of the Master Portfolios.

Certain policies of the Master Portfolio that are non-fundamental may be changed by the vote of a majority of MIP's Trustees without interestholder approval. If the Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the LifePath Portfolio may elect to change its investment objective or policies to correspond to those of the Master Portfolio.

A LifePath Portfolio also may elect to redeem its interests from its Master Portfolio and either seek a new investment company with a matching investment objective in which to invest or retain its own investment adviser to manage its portfolio in accordance with its investment objective. In the latter case, a LifePath Portfolio's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the LifePath Portfolio. The LifePath Portfolios will provide shareholders with written notice 30 days prior to the implementation of any change in the investment objective of the LifePath Portfolio or the Master Portfolio, to the extent possible.

CODES OF ETHICS. The Trust, BFA and BRIL have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the LifePath Portfolios. The Codes of Ethics are on public file with, and are available from, the SEC.

PROXY VOTING POLICIES OF THE MASTER PORTFOLIOS. The following is a discussion of the proxy voting policies of the Master Portfolios in which the LifePath Portfolios invest.

MIP has adopted as its proxy voting policies for each Master Portfolio the proxy voting guidelines of BFA, the investment adviser to the Master Portfolios. MIP has delegated to BFA the responsibility for voting proxies on the portfolio securities held by each Master Portfolio. Therefore, the remainder of this section discusses each Master Portfolio's proxy voting guidelines and BFA's role in implementing such guidelines.

BFA votes (or refrains from voting) proxies for each Master Portfolio in a manner that BFA, in the exercise of its independent business judgment, concludes is in the best long-term economic interests of such Master Portfolio. In some cases, BFA may determine that it is in the best long-term economic interests of a Master Portfolio to refrain from exercising the Master Portfolio's proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BFA's approach is also driven by its clients' economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on BFA's evaluation of this relationship, BFA believes that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BFA recalling loaned securities in order to ensure they are voted. Periodically, BFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. BFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BFA's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Master Portfolio. BFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Master Portfolio, the Master Portfolio's affiliates (if any), BFA or BFA's affiliates, or BRIL or BRIL's affiliates. When voting proxies, BFA attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

      . Each Master Portfolio generally supports the board's nominees in uncontested elections of directors and generally supports proposals that strengthen the independence of boards of directors;

      . Each Master Portfolio generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Master Portfolio investing in such issuer; and

      . Each Master Portfolio generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

BFA maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Master Portfolio, a Master Portfolio's affiliates (if any), BFA or BFA's affiliates, or BRIL or BRIL's affiliates, from having undue influence on BFA's proxy voting activity. In certain instances, BFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BFA with instructions as to how to vote such proxies. In the latter case, BFA votes the proxy in accordance with the independent fiduciary's determination.

Information with respect to how BFA voted Master Portfolio proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available: (i) without charge, upon request, by calling 1-800-441-7762 (toll-free); and (ii) on the SEC's website at www.sec.gov.

SHAREHOLDER COMMUNICATION TO THE BOARD OF TRUSTEES. The Board of Trustees has established a process for shareholders to communicate with the Board of Trustees. Shareholders may contact the Board of Trustees by mail. Correspondence should be addressed to BlackRock Funds III Board of Trustees, c/o BlackRock, Inc., - 55 East 52nd Street, New York, NY 10055. Shareholder communication to the Board of Trustees should include the following information: (a) the name and address of the shareholder; (b) the number of shares owned by the shareholder; (c) the LifePath Portfolio(s) of which the shareholder owns shares; and (d) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board of Trustees.

Control Persons and Principal Holders of Securities

Ownership information is not provided for these Portfolios as they have not yet commenced operations as of the date of this SAI.

POTENTIAL CONFLICTS OF INTEREST. The Bank of America Corporation ("BAC"), through its subsidiary Merrill Lynch & Co., Inc. ("Merrill Lynch"), Barclays PLC ("Barclays"), and The PNC Financial Services Group, Inc. ("PNC"), each have a significant economic interest in BlackRock, Inc., the parent of BFA, the LifePath Portfolios' investment adviser. PNC is considered to be an affiliate of BlackRock, Inc., under the 1940 Act. Certain activities of BlackRock Advisors, LLC, BlackRock, Inc. and their affiliates (collectively, "BlackRock") and PNC and its affiliates (collectively, "PNC" and together with BlackRock, "Affiliates"), and those of BAC, Merrill Lynch and their affiliates (collectively, the "BAC Entities") and Barclays and its affiliates (collectively, the "Barclays Entities") (BAC Entities and Barclays Entities, collectively, the "BAC/Barclays Entities"), with respect to the LifePath Portfolios and/or other accounts managed by BlackRock, PNC or BAC/Barclays Entities, may give rise to actual or perceived conflicts of interest such as those described below.

BlackRock is one of the world's largest asset management firms. BAC is a national banking corporation which through its affiliates and subsidiaries, including Merrill Lynch, provides a full range of financial services. Merrill Lynch is a full service investment banking, broker-dealer, asset management and financial services organization. PNC is a diversified financial services organization spanning the retail, business and corporate markets. Barclays is a major global financial services provider engaged in a range of activities including retail and commercial banking, credit cards, investment banking, and wealth management. BlackRock and PNC are affiliates of one another under the 1940 Act. BlackRock, BAC, Merrill Lynch, PNC, Barclays and their respective affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of a LifePath Portfolio, are engaged worldwide in businesses, including equity, fixed income, cash management and alternative investments, and have interests other than that of managing the LifePath Portfolios. These are considerations of which investors in a LifePath Portfolio should be aware, and which may cause conflicts of interest that could disadvantage the LifePath Portfolio and its shareholders. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by a LifePath Portfolio.

BlackRock and its Affiliates, as well as the BAC/Barclays Entities, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a LifePath Portfolio and/or that engage in transactions in the same types of securities, currencies and instruments as the LifePath Portfolio. One or more Affiliates and BAC/Barclays Entities are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, one or more Affiliates or BAC/Barclays Entities are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a LifePath Portfolio invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a LifePath Portfolio invests, which could have an adverse impact on the LifePath Portfolio's performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a LifePath Portfolio's transactions and thus at prices or rates that may be more or less favorable than those obtained by the LifePath Portfolio. When BlackRock and its Affiliates or the BAC/Barclays Entities seek to purchase or sell the same assets for their managed accounts, including a LifePath Portfolio, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a LifePath Portfolio. In addition, transactions in investments by one or more other accounts managed by BlackRock or its Affiliates or a BAC/Barclays Entity may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a LifePath Portfolio, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding a LifePath Portfolio are based on research or other information that is also used to support decisions for other accounts. When BlackRock or its Affiliates or a BAC/Barclays Entity implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a LifePath Portfolio, market impact, liquidity constraints, or other factors could result in the LifePath Portfolio receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the LifePath Portfolio could otherwise be disadvantaged. BlackRock or it Affiliates or a BAC/Barclays Entity may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a LifePath Portfolio to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Conflicts may also arise because portfolio decisions regarding a LifePath Portfolio may benefit other accounts managed by BlackRock or its Affiliates or a BAC/Barclays Entity. For example, the sale of a long position or establishment of a short position by a LifePath Portfolio may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or BAC/Barclays Entities or their other accounts, and the purchase of a security or covering of a short position in a security by a LifePath Portfolio may increase the price of the same security held by (and therefore benefit) one or more Affiliates or BAC/Barclays Entities or their other accounts.

BlackRock and its Affiliates or a BAC/Barclays Entity and their clients may pursue or enforce rights with respect to an issuer in which a LifePath Portfolio has invested, and those activities may have an adverse effect on the LifePath Portfolio. As a result, prices, availability, liquidity and terms of the LifePath Portfolio's investments may be negatively impacted by the activities of

BlackRock or its Affiliates or a BAC/Barclays Entity or their clients, and transactions for the LifePath Portfolio may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of a LifePath Portfolio's investment activities may differ significantly from the results achieved by BlackRock and its Affiliates or the BAC/Barclays Entities for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliate- or BAC/Barclays Entity-managed accounts and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a LifePath Portfolio. Moreover, it is possible that a LifePath Portfolio will sustain losses during periods in which one or more Affiliates or BAC/Barclays Entity-managed accounts achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Affiliates or BAC/Barclays Entities for their proprietary accounts and accounts under their management may also limit the investment opportunities for a LifePath Portfolio in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, a LifePath Portfolio's activities may also be restricted because of regulatory restrictions applicable to one or more Affiliates or BAC/Barclays Entities, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when BlackRock, and/or one or more Affiliates or BAC/Barclays Entities, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock and/or one or more Affiliates or BAC/Barclays Entities are performing services or when position limits have been reached.

In connection with its management of a LifePath Portfolio, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates or BAC/Barclays Entities. BlackRock will not be under any obligation, however, to effect transactions on behalf of a LifePath Portfolio in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates, nor any BAC/Barclays Entity, will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a LifePath Portfolio and it is not anticipated that BlackRock will have access to such information for the purpose of managing the LifePath Portfolio. The proprietary activities or portfolio strategies of BlackRock and its Affiliates and the BAC/Barclays Entities, or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by BlackRock in managing a LifePath Portfolio.

In addition, certain principals and certain employees of BlackRock are also principals or employees of BlackRock or another Affiliate. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in a LifePath Portfolio should be aware.

BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a LifePath Portfolio in which customers of BlackRock or its Affiliates or a BAC/Barclays Entity, or, to the extent permitted by the SEC, BlackRock or another Affiliate or a BAC/Barclays Entity, serves as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of the LifePath Portfolio, and such party may have no incentive to assure that the LifePath Portfolio obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a LifePath Portfolio may enhance the profitability of BlackRock or its Affiliates or a BAC/Barclays Entity. One or more Affiliates or BAC/Barclays Entities may also create, write or issue derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which a LifePath Portfolio invests or which may be based on the performance of the LifePath Portfolio. A LifePath Portfolio may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates or BAC/Barclays Entities and may also enter into transactions with other clients of an Affiliate or BAC/Barclays Entity where such other clients have interests adverse to those of the LifePath Portfolio.

At times, these activities may cause departments of BlackRock or its Affiliates or a BAC/Barclays Entity to give advice to clients that may cause these clients to take actions adverse to the interests of the LifePath Portfolio. To the extent affiliated transactions are permitted, a LifePath Portfolio will deal with BlackRock and its Affiliates or BAC/Barclays Entities on an arms-length basis. BlackRock or its Affiliates or a BAC/Barclays Entity may also have an ownership interest in certain trading or information systems used by a LifePath Portfolio. A LifePath Portfolio's use of such trading or information systems may enhance the profitability of BlackRock and its Affiliates or BAC/Barclays Entities.

One or more Affiliates or one of the BAC/Barclays Entities may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a LifePath Portfolio. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate or BAC/Barclays Entity will be in its view commercially reasonable, although each Affiliate or BAC/Barclays Entity, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate or BAC/Barclays Entity and such sales personnel.

Subject to applicable law, the Affiliates and BAC/Barclays Entities (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the LifePath Portfolios as broker, dealer, agent, lender, adviser or in other commercial capacities and no accounting to the LifePath Portfolios or their shareholders will be required, and no fees or other compensation payable by the LifePath Portfolios or their shareholders will be reduced by reason of receipt by an Affiliate or BAC/Barclays Entity of any such fees or other amounts.

When an Affiliate or BAC/Barclays Entity acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the LifePath Portfolios, the Affiliate or BAC/Barclays Entity may take commercial steps in its own interests, which may have an adverse effect on the LifePath Portfolios. A LifePath Portfolio will be required to establish business relationships with its counterparties based on the LifePath Portfolio's own credit standing. Neither BlackRock nor any of the Affiliates, nor any BAC/Barclays Entity, will have any obligation to allow their credit to be used in connection with a LifePath Portfolio's establishment of its business relationships, nor is it expected that the LifePath Portfolio's counterparties will rely on the credit of BlackRock or any of the Affiliates or BAC/Barclays Entities in evaluating the LifePath Portfolio's creditworthiness.

Purchases and sales of securities for a LifePath Portfolio may be bunched or aggregated with orders for other BlackRock client accounts. BlackRock and its Affiliates and the BAC/Barclays Entities, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the LifePath Portfolios will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the LifePath Portfolios. In addition, under certain circumstances, the LifePath Portfolios will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

BlackRock may select brokers (including, without limitation, Affiliates or BAC/Barclays Entities) that furnish BlackRock, the LifePath Portfolios, other BlackRock client accounts or other Affiliates or BAC/Barclays Entities or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock's view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the LifePath Portfolios and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the LifePath Portfolios based on the amount of brokerage commissions paid by the LifePath Portfolios and such other BlackRock client accounts. For example, research or other services that are paid for through one client's commissions may not be used in managing that client's account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the LifePath Portfolios and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.

BlackRock may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock may also into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer, including, where permitted, an Affiliate or BAC/Barclays Entity, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

BlackRock may utilize certain electronic crossing networks ("ECNs") in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the LifePath Portfolios. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. This would have the effect of reducing the access fees paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the LifePath Portfolios, and to help ensure that such decisions are made in accordance with BlackRock's fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock and/or its Affiliates or a BAC/Barclays Entity, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see "Proxy Voting Policies of the Master Portfolios."

It is also possible that, from time to time, BlackRock or its Affiliates or a BAC/Barclays Entity may, although they are not required to, purchase and hold shares of a LifePath Portfolio. Increasing a LifePath Portfolio's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the LifePath Portfolio's expense ratio. BlackRock and its Affiliates or BAC/Barclays Entities reserve the right to redeem at any time some or all of the shares of a LifePath Portfolio acquired for their own accounts. A large redemption of shares of a LifePath Portfolio by BlackRock or its Affiliates or by a BAC/Barclays Entity could significantly reduce the asset size of the LifePath Portfolio, which might have an adverse effect on the LifePath Portfolio's investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on a LifePath Portfolio and other shareholders in deciding whether to redeem its shares.

It is possible that a LifePath Portfolio may invest in securities of companies with which an Affiliate or a BAC/Barclays Entity has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock or its Affiliates or a BAC/Barclays Entity has significant debt or equity investments or in which an Affiliate or BAC/Barclays Entity makes a market. A LifePath Portfolio also may invest in securities of companies to which an Affiliate or a BAC/Barclays Entity provides or may some day provide research coverage. Such investments could cause conflicts between the interests of a LifePath Portfolio and the interests of other clients of BlackRock or its Affiliates or a BAC/Barclays Entity. In making investment decisions for a LifePath Portfolio, BlackRock is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock or of a BAC/Barclays Entity in the course of these activities. In addition, from time to time, the activities of an Affiliate or a BAC/Barclays Entity may limit a LifePath Portfolio's flexibility in purchases and sales of securities. When an Affiliate is engaged in an underwriting or other distribution of securities of an entity, BlackRock may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a LifePath Portfolio.

BlackRock and its Affiliates and the BAC/Barclays Entities, their personnel and other financial service providers have interests in promoting sales of the LifePath Portfolios. With respect to BlackRock and its Affiliates and BAC/Barclays Entities and their personnel, the remuneration and profitability relating to services to and sales of the LifePath Portfolios or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its Affiliates or BAC/Barclays Entities and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the LifePath Portfolios or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock or its Affiliates or a BAC/Barclays Entity and such personnel resulting from transactions on behalf of or management of the LifePath Portfolios may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock and its Affiliates or a BAC/Barclays Entity and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its management fee to its Affiliate or to a BAC/Barclays Entity, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock or its Affiliates or BAC/Barclays Entities and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

BlackRock and its Affiliates or a BAC/Barclays Entity may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for their clients' accounts may differ from the valuations for the same securities or investments assigned by a LifePath Portfolio's pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the LifePath Portfolio's pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a LifePath Portfolio's pricing vendors and/or fund accountants, there may be instances where the LifePath Portfolio's pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.

As disclosed in more detail in "Determination of Net Asset Value" in this SAI, when market quotations are not readily available or are believed by BlackRock to be unreliable, a LifePath Portfolio's investments may be valued at fair value by BlackRock, pursuant to procedures adopted by the Trust's Board of Trustees. When determining an asset's "fair value," BlackRock seeks to determine the price that a LifePath Portfolio might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. The price generally may not be determined based on what a LifePath Portfolio might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a LifePath Portfolio's net asset value. As a result, a LifePath Portfolio's sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BlackRock (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

To the extent permitted by applicable law, a LifePath Portfolio may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a LifePath Portfolio, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund in which it invests, which may result in a LifePath Portfolio bearing some additional expenses.

BlackRock and its Affiliates or a BAC/Barclays Entity and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a LifePath Portfolio. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and Affiliates of BlackRock or by BAC/Barclays Entities that are the same, different from or made at different times than positions taken for the LifePath Portfolio. To lessen the possibility that a LifePath Portfolio will be adversely affected by this personal trading, the LifePath Portfolios, BRIL and BFA each have adopted a Code of Ethics in compliance with Section 17(j) of the 1940 Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the LifePath Portfolio's portfolio transactions. Each Code of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Each Code of Ethics is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, DC 20549-1520.

BlackRock and its Affiliates will not purchase securities or other property from, or sell securities or other property to, a LifePath Portfolio, except that the LifePath Portfolio may in accordance with rules adopted under the 1940 Act engage in transactions with accounts that are affiliated with the LifePath Portfolio as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the LifePath Portfolios and/or BlackRock by the SEC. These transactions would be affected in circumstances in which BlackRock determined that it would be appropriate for the LifePath Portfolio to purchase and another client of BlackRock to sell, or the LifePath Portfolio to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a LifePath Portfolio may be restricted because of regulatory requirements applicable to BlackRock or its Affiliates or a BAC/Barclays Entity and/or

BlackRock's internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate or a BAC/Barclays Entity is performing investment banking, market making, advisory or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the LifePath Portfolios may be prohibited from or limited in purchasing or selling securities of that company. In addition, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of a LifePath Portfolio, particularly where such services result in BlackRock obtaining material non-public information about the company. Similar situations could arise if personnel of BlackRock or its Affiliates or a BAC/Barclays Entity serve as directors of companies the securities of which the LifePath Portfolios wish to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock's policies and procedures (including the necessary implementation of appropriate information barriers), the LifePath Portfolios may purchase securities or instruments that are issued by such companies, are the subject of an underwriting, distribution, or advisory assignment by an Affiliate or a BAC/Barclays Entity or are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock or its Affiliates or of BAC/Barclays Entities are directors or officers of the issuer.

In certain circumstances where the LifePath Portfolios invest in securities issued by companies that operate in certain regulated industries, in certain emerging or international markets, or are subject to corporate or regulatory ownership definitions, there may be limits on the aggregate amount invested by Affiliates (including BlackRock) or BAC/Barclays Entities for their proprietary accounts and for client accounts (including the LifePath Portfolios) that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause BlackRock, the LifePath Portfolios or other client accounts to suffer disadvantages or business restrictions. As a result, BlackRock on behalf of its clients (including the LifePath Portfolios) may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.

In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to equitably allocate limited investment opportunities among clients (including the LifePath Portfolios), taking into consideration benchmark weight and investment strategy. When ownership in certain securities nears an applicable threshold, BlackRock may limit purchases in such securities to the issuer's weighting in the applicable benchmark used by BlackRock to manage the LifePath Portfolio. If client (including LifePath Portfolio) holdings of an issuer exceed an applicable threshold and BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to sell down these positions to meet the applicable limitations. In these cases, benchmark overweight positions will be sold prior to benchmark positions being reduced to meet applicable limitations.

In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock's intended strategy with respect to such security or asset.

BlackRock and its Affiliates and BAC/Barclays Entities may maintain securities indexes as part of their product offerings. Index based funds seek to track the performance of securities indexes and may use the name of the index in the fund name. Index providers, including BlackRock and its Affiliates and BAC/Barclays Entities may be paid licensing fees for use of their index or index name. BlackRock and its Affiliates and BAC/Barclays Entities will not be obligated to license their indexes to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with BlackRock and its Affiliates and BAC/Barclays Entities will be as favorable as those terms offered to other index licensees.

BlackRock and its Affiliates and BAC/Barclays Entities may serve as authorized participants in the creation and redemption of ETFs, including funds advised by affiliates of BlackRock. BlackRock and its Affiliates and BAC/Barclays Entities may therefore be deemed to be participants in a distribution of such ETFs, which could render them statutory underwriters.

Present and future activities of BlackRock and its Affiliates and BAC/Barclays Entities, including BlackRock Advisors, LLC, in addition to those described in this section, may give rise to additional conflicts of interest.

Investment Adviser and Other Service Providers

INVESTMENT ADVISER. BFA provides investment advisory services to each Master Portfolio pursuant to an investment advisory contract (the "Advisory Contract") with MIP. Pursuant to the Advisory Contract, BFA furnishes to MIP's Board of Trustees periodic reports on the investment strategy and performance of each Master Portfolio.

BFA is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock, Inc.

The applicable Advisory Contract is subject to annual approval by (i) MIP's Board of Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting interests of such Master Portfolio, provided that in either event the continuance also is approved by a majority of Independent Trustees of MIP, by a vote cast in person at a meeting called for the purpose of voting on such approval. The applicable Advisory Contract is terminable without penalty on 60 days' written notice by either party. The applicable Advisory Contract will terminate automatically, as to the relevant Master Portfolio, in the event of its assignment (as defined in the 1940 Act).

MANAGEMENT FEES. BFA is entitled to receive monthly fees at the annual rate of ___% of the average daily net assets of each Master Portfolio. BFA has contractually agreed, for the period May 1, 2006 to December 1, 2011, to waive management fees charged to the Master Portfolios in an amount equal to the management fees charged by BFA to the Underlying Funds in order to avoid duplication of such fees. In addition, BTC may receive fees as Administrator of certain of the Underlying Funds; however, BFA has contractually agreed, through December 1, 2011, to waive from management fees charged to the Master Portfolios an amount equal to the administration fees charged by BTC to those Underlying Funds. Any such waiver will reduce the expenses of a Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Independent Trustees of MIP, counsel to the Independent Trustees of MIP and the independent registered public accounting firm that provides audit and non-audit services in connection with the Master Portfolios (collectively referred to as the "MIP Independent Expenses") are paid directly by the Master Portfolios. For the period from January 1, 2007 to December 1, 2011, each of BTC and BFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to each Master Portfolio for such MIP Independent Expenses.

UNDERLYING FUNDS. BFA serves as investment adviser to each of the Underlying Funds, with the exception of BlackRock Cash Funds: Institutional, which invests in a master portfolio of MIP advised by BFA. Each Master Portfolio, as a shareholder of the Underlying Funds, bears a PRO RATA share of the Underlying Funds' management fees, which are based on aggregate net assets, as listed in the chart below. Please note that the list of Underlying Funds below is as of _________, 2010 but BFA may add, eliminate or replace Underlying Funds at any time.

UNDERLYING FUND                                                   MANAGEMENT FEE /(1)/
---------------------------------------------------------------  ---------------------
Active Stock Master Portfolio                                            0.25%
CoreAlpha Bond Master Portfolio                                          0.25%
iShares S&P 500 Index Fund                                               0.09%
iShares S&P MidCap 400 Index Fund                                        0.20%
iShares S&P SmallCap 600 Index Fund                                      0.20%
iShares S&P North American Natural Resources Sector                      0.48%(2)
  Index Fund
iShares S&P National AMT-Free Municipal Bond Fund                        0.25%
iShares Russell 2000 Index Fund                                          0.20%
iShares Russell Midcap Index Fund                                        0.20%
iShares Cohen & Steers Realty Majors Index Fund                          0.35%
iShares MSCI Canada Index Fund                                           0.55%(3)
iShares MSCI EAFE Index Fund                                             0.35%(4)
iShares MSCI EAFE Small Cap Index Fund                                   0.40%
iShares MSCI Emerging Markets Index Fund                                 0.72%(5)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-                       0.48%
  U.S. Index Fund
iShares Barclays 1-3 Year Credit Bond Fund                               0.20%

UNDERLYING FUND                                                    MANAGEMENT FEE /(1)/
----------------------------------------------------------------  ---------------------
iShares Barclays 1-3 Year Treasury Bond Fund                             0.15%
iShares Barclays 3-7 Year Treasury Bond Fund                             0.15%
iShares Barclays 7-10 Year Treasury Bond Fund                            0.15%
iShares Barclays 10-20 Year Treasury Bond Fund                           0.15%
iShares Barclays 20+ Year Treasury Bond Fund                             0.15%
iShares Barclays Aggregate Bond Fund                                     0.20%
iShares Barclays Credit Bond Fund                                        0.20%
iShares Barclays Government/Credit Bond Fund                             0.20%
iShares Barclays Intermediate Credit Bond Fund                           0.20%
iShares Barclays Intermediate Government/Credit Bond                     0.20%
  Fund
iShares Barclays MBS Bond Fund                                           0.25%
iShares Barclays Short Treasury Bond Fund                                0.15%
iShares Barclays TIPS Bond Fund                                          0.20%
iShares iBoxx $ High Yield Corporate Bond Fund                           0.50%
iShares JPMorgan USD Emerging Bond Fund                                  0.60%
BlackRock Cash Funds: Institutional                                      0.07%(6)

-------
(1) BFA has contractually agreed through December 1, 2011, to waive management fees and administration fees, if any, charged to each Master Portfolio in an amount equal to the management fees charged by BFA to the Underlying Fund.
(2) For its investment advisory services to the iShares S&P North American Natural Resources Sector Index Fund, BFA is entitled to receive a management fee based on the Fund's allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares S&P Global Consumer Discretionary Sector Index Fund, iShares S&P Global Consumer Staples Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Industrials Sector Index Fund, iShares S&P Global Infrastructure Index Fund, iShares S&P Global Materials Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, iShares S&P Global Utilities Sector Index Fund, iShares S&P North American Technology-Multimedia Networking Index Fund, iShares S&P North American Technology-Semiconductors Index Fund, iShares S&P North American Technology-Software Index Fund, iShares S&P North American Technology Sector Index Fund, iShares S&P Global Clean Energy Index Fund, iShares S&P Global Nuclear Energy Index Fund and iShares S&P Global Timber & Forestry Index Fund) as follows: 0.48% per annum of the aggregate net assets less than or equal to $10 billion, plus 0.43% per annum of the aggregate net assets in excess of $10 billion.
(3) For its investment advisory services to the iShares MSCI Canada Index Fund, BFA is entitled to receive a management fee based on the Fund's allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Australia Index Fund, iShares MSCI Austria Investable Market Index Fund, iShares MSCI Belgium Investable Market Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Hong
      Kong Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Japan Small Cap Index Fund, iShares MSCI Malaysia
      Index Fund, iShares MSCI Mexico Investable Market Index Fund, iShares
      MSCI Netherlands Investable Market Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index
      Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund) as follows: 0.59% per annum of the aggregate net assets less than or equal to $7.0 billion, plus 0.54% per annum of the aggregate net assets over $7.0 billion, up to and including $11.0 billion, plus 0.49% per annum of the aggregate net assets over $11.0 billion, up to and including $24.0 billion, plus 0.44% per annum of the aggregate net assets over $24.0 billion, up to and including $48.0 billion, plus 0.40% per annum of the aggregate net assets in excess of $48.0 billion.
(4) For its investment advisory services to the iShares MSCI EAFE Index Fund, BFA is entitled to receive a management fee based on the Fund's allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI ACWI ex US Index Fund and iShares MSCI ACWI Index Fund) as follows: 0.35% per annum of the aggregate net assets less than or equal to $30 billion, plus 0.32% per annum of the aggregate net assets between $30.0 billion and $60.0 billion, plus 0.28% per annum of the aggregate net assets in excess of $60 billion.
(5) For its investment advisory services to the iShares MSCI Emerging Markets Index Fund, BFA is entitled to receive a management fee based on the Fund's allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI All Country
      Asia ex Japan Index Fund, iShares MSCI BRIC Index Fund, iShares MSCI Emerging Markets Eastern Europe Index Fund, iShares MSCI Emerging Markets Financials Sector Index Fund and iShares MSCI Emerging Markets Materials Sector Index Fund) as follows: 0.75% per annum of the aggregate net assets less than or equal to $14.0 billion, plus 0.68% per annum of the aggregate net assets over $14.0 billion, up to and including $28.0 billion, plus 0.61% per annum of the aggregate net assets in excess of $28.0 billion.
(6) The management fee for BlackRock Cash Funds: Institutional is 0.10%, however BFA has contractually agreed to waive a portion of its management fee through December 1, 2011. After giving effect to such contractual waiver, the management fee will be 0.07%.

ADMINISTRATOR. The Trust has engaged BTC to provide certain administration services to the LifePath Portfolios. BTC provides the LifePath Portfolios with administration services, including provision of management reporting and treasury administration services, financial reporting, legal and tax services, and supervision of the LifePath Portfolios' administrative operations, preparation of proxy statements and shareholder reports. BTC also furnishes office space and certain facilities to conduct the LifePath Portfolios' business and compensates its Trustees, officers and employees who are affiliated with BTC.

BTC is entitled to receive an annual administration fee of ___% of average daily net assets of Investor A Shares, Investor C Shares, Institutional Shares and Class R Shares and ___% of average daily net assets of Class K Shares of each LifePath Portfolio for providing administrative services.

BTC also may engage and supervise Shareholder Servicing Agents, as defined in "Shareholder Servicing Agents" below, on behalf of Investor A Shares, Investor C Shares, Institutional Shares and Class R Shares of the LifePath Portfolios.

BTC has engaged State Street to provide certain sub-administrative services to the LifePath Portfolios. BTC, not the LifePath Portfolios, is responsible for providing compensation to State Street for such services.

BTC has also agreed to bear all costs of the LifePath Portfolios' operations, including shareholder servicing and shareholder servicing and processing fees described below, other than brokerage expenses, management fees, distribution plan expenses, certain fees and expenses related to the Trust's Independent Trustees and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses.

The fees and expenses of the Independent Trustees of the Trust, counsel to the Independent Trustees of the Trust and the Independent registered public accounting firm that provides audit and non-audit services in connection with the LifePath Portfolios (collectively referred to as the "Independent Expenses") are paid directly by the LifePath Portfolios. For the period from January 1, 2007 through December 1, 2011, each of BTC and BFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to the LifePath Portfolios for such Independent Expenses.

SHAREHOLDER SERVICING AGENTS. The Board of Trustees has adopted a Shareholder Servicing Plan pursuant to which the LifePath Portfolios have entered or may enter into Shareholder Servicing Agreements with BTC and other entities, and BTC may also enter into such Agreements with such other entities (including BlackRock, BRIL, BAC, Merrill Lynch, PNC, Barclays and their affiliates) (collectively, "Shareholder Servicing Agents") for the provision of certain services to holders of Investor A Shares, Investor C Shares, Institutional Shares and Class R Shares. No such agreements are contemplated in respect of Class K Shares. The shareholder services and processing services provided by BTC or Shareholder Servicing Agents may include serving as an agent of the LifePath Portfolios for purposes of accepting orders for purchases and redemptions of LifePath Portfolio shares, providing administrative support and account service such as processing purchases and redemptions of shares on behalf of individual and omnibus LifePath Portfolio accounts, keeping records, transmitting reports and communications from the LifePath Portfolios, and providing reports on the status of individual and omnibus accounts. Shareholder Servicing Agents may provide these services, in whole or in part, by operating electronic transaction systems or websites through which shareholders may obtain information or engage in purchase or redemption transactions of LifePath Portfolio shares. By operating these systems or providing other services described above, the Shareholder Servicing Agents make the LifePath Portfolios available to their clients.

A Shareholder Servicing Agent may make decisions about which investment options it will service and make available to its clients based on the payments the Shareholder Servicing Agent may be eligible to receive for its services. Therefore, payments to a Shareholder Servicing Agent may create potential conflicts of interest between the Shareholder Servicing Agent and its clients where the Shareholder Servicing Agent determines which investment options it will make available to those clients.

Pursuant to its Administration Agreement with the Trust, as described in the section entitled "Administrator," BTC pays shareholder servicing fees to certain Shareholder Servicing Agents in amounts not exceeding maximum fee rates approved by the Trust's Board of Trustees for those shareholder servicing, sub-administration, recordkeeping, sub-transfer agency and processing services that the Shareholder Servicing Agents perform for their clients that would otherwise be performed by BTC or the LifePath Portfolios' other service providers. For providing some or all of these services, each Shareholder Servicing Agent is entitled to receive a monthly fee at the annual rate of up to ___% of the average daily net assets of Investor A Shares, Investor C Shares, Institutional Shares and Class R Shares of each LifePath Portfolio represented by shares owned during the period for which payment is being made by investors with whom the Shareholder Servicing Agent maintains a servicing relationship, or an amount that equals the maximum amount payable to the Shareholder Servicing Agent under applicable laws, regulations or rules, including the Conduct Rules of the Financial Industry Regulatory Authority, Inc. ("FINRA" and f/k/a the National Association of Securities Dealers, Inc. ("NASD")), whichever is less. For providing some or all of these processing services for investors of Class R Shares of each LifePath Portfolio, each Shareholder Servicing Agent is also entitled to receive a monthly fee at an annual rate of up to ___% of the average daily net assets of Class R Shares of each LifePath Portfolio represented by shares owned during the period for which payment is being made by investors with whom the Shareholder Servicing Agent maintains a servicing relationship.

A Shareholder Servicing Agent also may impose certain conditions on its customers, subject to the terms of the LifePath Portfolios' Prospectuses and this SAI, that are in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or payment of a separate fee for additional services.

Shareholder Servicing Agents may charge their clients additional fees for account-related services. Shareholder Servicing Agents may charge their customers a service fee in connection with the purchase or redemption of LifePath Portfolio shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual Shareholder Servicing Agent. Service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this SAI. Your Shareholder Servicing Agent will provide you with specific information about any service fees you will be charged.

INVESTOR A SHARES, INVESTOR C SHARES AND CLASS R SHARES DISTRIBUTION AND SERVICE PLAN. The Trust has adopted on behalf of Investor A Shares, Investor C Shares and Class R Shares of the LifePath Portfolios a Distribution and Service Plan that authorizes, under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule"), payment for distribution-related expenses and compensation for distribution-related services, including ongoing compensation to selling agents, in connection with Investor A Shares, Investor C Shares and Class R Shares (the "Distribution Plan"). Each LifePath Portfolio may participate in joint distribution activities with other funds within the Trust. The cost of these activities is generally allocated among the LifePath Portfolios, with the LifePath Portfolios with higher asset levels paying a higher proportion of these costs.

The Distribution Plan was adopted by the Trust's Board of Trustees, including a majority of the Independent Trustees who had no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to the Distribution Plan. The Distribution Plan was adopted because of its anticipated benefits to the LifePath Portfolios. The anticipated benefits include: easier and more effective management as a result of steady inflows of cash from the sale of new shares, a reduction in the expense ratio as a result of achieving economies of scale, lower transaction costs or better prices as a result of the ability to purchase larger blocks of securities, and avoidance of the forced sale of securities to meet redemptions that might adversely affect the performance of the LifePath Portfolios. Under the Distribution Plan and pursuant to the related Distribution Agreement with BRIL, the LifePath Portfolios may pay the Distributor, as compensation for distribution-related services, monthly fees at the annual rate of up to __% of the average daily net assets of Class R Shares and up to __% of the average daily net assets of Investor C Shares of the LifePath Portfolios offering such shares.

The actual fee payable to the Distributor is determined, within such limit, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of FINRA, under the NASD Conduct Rules. The Distributor may enter into selling agreements with one or more selling agents (which may include BTC and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of LifePath Portfolio shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

NON-PLAN PAYMENTS. BlackRock and certain of its affiliates may make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the LifePath Portfolio). From time to time, BlackRock or its affiliates may compensate affiliated and unaffiliated entities (including BlackRock, BRIL, BAC, Merrill Lynch, PNC, Barclays and their affiliates, and entities that may also be serving as distribution agents or Shareholder Servicing Agents of the LifePath Portfolio) (collectively, "Service Organizations") for the sale and distribution of shares of a LifePath Portfolio or for services to a LifePath Portfolio and its shareholders. These payments that are not associated with the Shareholder Servicing Plan or Distribution Plan (described above) and are therefore referred to as "non-Plan payments". The non-Plan payments would be in addition to a LifePath Portfolio's payments described in this SAI for distribution (if the LifePath Portfolio has adopted a distribution plan pursuant to Rule 12b-1) and shareholder servicing. These non-Plan payments may take the form of, among other things, "due diligence" payments for a dealer's examination of the LifePath Portfolios and payments for providing extra employee training and information relating to LifePath Portfolios; "listing" fees for the placement of the LifePath Portfolios on a dealer's list of mutual funds available for purchase by its customers; "finders" fees for directing investors to the LifePath Portfolio; "distribution and marketing support" fees or "revenue sharing" for providing assistance in promoting the sale of the LifePath Portfolios' shares; payments for the sale of shares and/or the maintenance of share balances; CUSIP fees; maintenance fees; and set-up fees regarding the establishment of new accounts. The payments made by BlackRock and its affiliates may be a fixed dollar amount or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization involved, and may be different for different Service Organizations. The payments described above are made from BlackRock's or its affiliates' own assets pursuant to agreements with Service Organizations and do not change the price paid by investors for the purchase of the LifePath Portfolio's shares or the amount the LifePath Portfolio will receive as proceeds from such sales.

The payments described above may be made, at the discretion of BlackRock or its affiliates, to Service Organizations in connection with the sale and distribution of LifePath Portfolio shares. Pursuant to applicable FINRA regulations, the details of certain of these payments, including the Service Organizations receiving such payments in connection with the sale and distribution of LifePath Portfolio shares, are required to be disclosed. The level of payments made to these Service Organizations in any year will vary and normally will not exceed the sum of (a) 0.25% of such year's LifePath Portfolio sales by that Service Organization, and (b) 0.21% of the assets attributable to that Service Organization invested in a LifePath Portfolio. As of the date of this SAI, as amended or supplemented from time to time, the following Service Organizations are receiving such payments in association with sale and distribution of products other than the LifePath Portfolios, that are advised or offered by BlackRock or its affiliates: Ameriprise Financial Services, Inc., AXA Advisors, LLC, Banc of America Investment Services, Inc., Citigroup, LPL Financial Corporation, Financial Network Investment Corporation, Merrill Lynch, MetLife Securities, Inc., Morgan Stanley, Multi-Financial Securities Corporation, New England Securities Corporation, Oppenheimer & Co. Inc., PrimeVest Financial Services, Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Capital Markets, Tower Square Securities Inc., UBS, Wachovia Securities, Walnut Street Securities Inc., Commonwealth Equity Services, LLP (Commonwealth Financial Network), Wells Fargo, Financial Network Investment Corporation, Multi-Financial Securities Corp., PrimeVest Financial Services and/or broker-dealers and other financial services firms under common control with the above organizations (or their assignees).

OTHER DISTRIBUTION ARRANGEMENTS. If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser for more information about the payments described above.

Furthermore, BlackRock and its affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable FINRA regulations in which participants may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, BlackRock and its affiliates may also: (i) pay for the travel expenses, meals, lodging and entertainment of broker/dealers, financial institutions and their salespersons in connection with educational and sales promotional programs, (ii) sponsor speakers, educational seminars and charitable events and (iii) provide other sales and marketing conferences and other resources to broker-dealers, financial institutions and their salespersons.

DISTRIBUTOR. BlackRock Investments, LLC is the distributor for the LifePath Portfolios' shares. The Distributor is a registered broker-dealer located at 40 East 52nd Street, New York, New York 10022.

Each LifePath Portfolio has entered into a distribution agreement with the Distributor in connection with the continuous offering of shares of the LifePath Portfolio (the "Distribution Agreement"). The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of shares of the LifePath Portfolios. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of these documents used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs.

The Trust currently does not have a distribution plan in place for Institutional Shares or Class K Shares. Institutional Shares and Class K shareholders do not pay any fees for distribution services. The Distribution Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Board of Trustees, including a majority of the Independent Trustees. Any Distribution Agreement related to the Distribution Plan also must be approved by such vote of the Board of Trustees, including a majority of the Independent Trustees. The Distribution Agreement will terminate automatically if assigned and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Trust or by vote of a majority of the Independent Trustees on not more than 60 days' written notice. The Distribution Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the LifePath Portfolios involved, and no material amendments to the

Distribution Plan may be made except by a majority of both the Board of Trustees and the Independent Trustees. The Distribution Plan requires that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Distribution Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by Independent Trustees.

As of the date of this SAI, the LifePath Portfolios had not commenced operations. The LifePath Portfolios did not pay fees for distribution-related services under the Distribution Plan.

Payments are made by the LifePath Portfolios pursuant to each Plan regardless of expenses incurred by the Distributor. In addition to payments received from the LifePath Portfolios, selling or servicing agents may receive significant additional payments directly from BTC, BFA, BRIL or their affiliates in connection with the sale of LifePath Portfolio shares.

MIP DISTRIBUTION PLAN. MIP's Board of Trustees has adopted, on behalf of each LifePath Master Portfolio, a "defensive" distribution plan under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "MIP Plan"). The MIP Plan was adopted by a majority of MIP's Board of Trustees, including a majority of those Trustees who are not "interested persons" (as defined in the 1940 Act) of MIP, on October 10, 1995 and approved annually in the same manner. The MIP Plan provides that if any portion of a LifePath Master Portfolio's advisory fees (up to __% of the average daily net assets of each LifePath Master Portfolio on an annual basis) were deemed to constitute an indirect payment for activities that are primarily intended to result in the sale of interests in a LifePath Master Portfolio, such payment would be authorized pursuant to the MIP Plan.

CUSTODIAN. State Street is the custodian for each LifePath Portfolio and Master Portfolio and is located at 200 Clarendon Street, Boston, MA 02116. The custodian, among other things, maintains a custody account or accounts in the name of the LifePath Portfolios and Master Portfolios; receives and delivers all assets for the LifePath Portfolios and Master Portfolios upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of the LifePath Portfolios and Master Portfolios; and pays all expenses of the LifePath Portfolios. State Street is not entitled to receive compensation for its services as custodian so long as it receives fees from BTC for providing sub-administration services to the LifePath Portfolios.

TRANSFER AND DIVIDEND DISBURSING AGENT.

PNC GIS, a subsidiary of PNC, acts as each LifePath Portfolio's transfer agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement") with the LifePath Portfolios. Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. PNC GIS is paid fees for the services it provides based on the type of account and the level of services provided. PNC GIS is also entitled to be reimbursed for its reasonable out-of-pocket expenses. BTC has agreed to pay these fees and expenses pursuant to its Administration Agreement with the Trust. PNC GIS may be paid fees for certain accounts that participate in certain fee-based programs sponsored by BFA or its affiliates. For purposes of the Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. ________________________, serves as the independent registered public accounting firm for the Trust.

LEGAL COUNSEL. Sidley Austin LLP, located at 787 Seventh Avenue, New York, NY 10019, serves as legal counsel to the Trust, MIP and BFA.

Portfolio Managers

As of __________, the individuals named as Portfolio Managers of the Master Portfolios in the Prospectuses were primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts, as indicated in the table below:

                       REGISTERED                                              ACCOUNTS WITH
                       INVESTMENT        OTHER POOLED                         INCENTIVE-BASED
                        COMPANIES    INVESTMENT VEHICLES    OTHER ACCOUNTS    FEE ARRANGEMENTS
DAGMAR NIKLES         ------------  ---------------------  ----------------  -----------------
Number of Accounts
Net Assets                  $                 $                    $

                       REGISTERED                                              ACCOUNTS WITH
                       INVESTMENT        OTHER POOLED                         INCENTIVE-BASED
                        COMPANIES    INVESTMENT VEHICLES    OTHER ACCOUNTS    FEE ARRANGEMENTS
LESLIE GAMBON         ------------  ---------------------  ----------------  -----------------
Number of Accounts
Net Assets                  $                 $                    $

                       REGISTERED                                              ACCOUNTS WITH
                       INVESTMENT        OTHER POOLED                         INCENTIVE-BASED
                        COMPANIES    INVESTMENT VEHICLES    OTHER ACCOUNTS    FEE ARRANGEMENTS
ALAN MASON            ------------  ---------------------  ----------------  -----------------
Number of Accounts
Net Assets                  $                 $                    $

Certain of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management are composed of securities the identity and amount of which are selected by a computer model that is based on prescribed, objective criteria using independent third-party data to replicate independently maintained indexes. The Portfolio Managers are required to manage each portfolio or account to meet those objectives. Pursuant to BTC and BFA policy, investment opportunities are allocated equitably among the Master Portfolios and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Master Portfolios, seeking such investment opportunity. As a consequence, from time to time the Master Portfolios may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and BFA and its affiliates did not manage other portfolios or accounts.

Like the Master Portfolios, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BFA or BTC, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BTC an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BTC a portion of that portfolio's or account's gains, or would pay BTC more for its services than would otherwise be the case if BTC meets or exceeds specified performance targets. By their very nature, incentive-based fee arrangements could present an incentive for BTC to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BTC has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, interestholders of the Master Portfolios should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict-of-interest, that may result in the Portfolio Managers' favoring those portfolios or accounts with incentive-based fee arrangements.

The below table reflects, for each Portfolio Manager, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees for those portfolios or accounts are based on the performance of those portfolios or accounts, as of __________.

                                     NUMBER OF OTHER ACCOUNTS WITH
                                        PERFORMANCE-BASED FEES
                                     MANAGED BY PORTFOLIO MANAGER    AGGREGATE OF TOTAL ASSETS
DAGMAR NIKLES                       ------------------------------  --------------------------
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

                                     NUMBER OF OTHER ACCOUNTS WITH
                                        PERFORMANCE-BASED FEES
                                     MANAGED BY PORTFOLIO MANAGER    AGGREGATE OF TOTAL ASSETS
LESLIE GAMBON                       ------------------------------  --------------------------
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

                                     NUMBER OF OTHER ACCOUNTS WITH
                                        PERFORMANCE-BASED FEES
                                     MANAGED BY PORTFOLIO MANAGER    AGGREGATE OF TOTAL ASSETS
ALAN MASON                          ------------------------------  --------------------------
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

The discussion below describes the Portfolio Managers' compensation as of December 1, 2009.

PORTFOLIO MANAGER COMPENSATION OVERVIEW. BlackRock's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, and participation in various benefits programs. In addition, a Portfolio Manager may have been paid a signing bonus or awarded sign-on equity in connection with initiation of employment with BlackRock.

BASE COMPENSATION. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

DISCRETIONARY INCENTIVE COMPENSATION. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager's group within BlackRock, the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock.

DISTRIBUTION OF DISCRETIONARY INCENTIVE COMPENSATION. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on BlackRock's ability to sustain and improve its performance over future periods.


From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock.

As of ______, 2010, the Portfolio Managers did not beneficially own interests in the LifePath Portfolios.

Determination of Net Asset Value

VALUATION OF SHARES. The aggregate net asset value of each LifePath Portfolio is calculated based on the net asset value of the corresponding Master Portfolio and is determined once daily Monday through Friday as of the close of business on the New York Stock Exchange (the "NYSE") on each day the NYSE is open for trading based upon prices at the time of closing. The NYSE generally closes at 4:00 p.m. Eastern time. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after such an order is placed. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The aggregate net asset value of the Master Portfolio is the value of the securities held by the Master Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses). Expenses, including the fee payable to BlackRock, are accrued daily. Each investor in the Master Portfolio may add to or reduce its investment in the Master Portfolio on each day the NYSE is open for trading. The value of each investor's interest in the Master Portfolio will be determined after the close of business on the NYSE by multiplying the aggregate net asset value of the Master Portfolio by the percentage, effective for that day, that represents the investor's share of the aggregate interests in the Master Portfolio. Any additions or withdrawals to be effected on that day will then be effected. The investor's percentage of the aggregate interests in the Master Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Master Portfolio as of the time of determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Master Portfolio effected on such day, and
(ii) the denominator of which is the aggregate net asset value of the Master Portfolio as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Master Portfolio by all investors in the Master Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Master Portfolio after the close of business on the NYSE or the next determination of the aggregate net asset value of the Master Portfolio.

Valuation of securities held by each LifePath Portfolio or Master Portfolio is as follows:

EQUITY INVESTMENTS. Equity securities traded on a recognized securities exchange (E.G., NYSE), separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (an "Exchange") are valued via independent pricing services generally at the Exchange closing price or if an Exchange closing price is not available, the last traded price on that Exchange prior to the time as of which the assets or liabilities are valued, however, under certain circumstances other means of determining current market value may be used. If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used. In the event that there are no sales involving an equity security held by a LifePath Portfolio on a day on which the LifePath Portfolio values such security, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such security. If a LifePath Portfolio holds both long and short positions in the same security, the last bid price will be applied to securities held long and the last ask price will be applied to securities sold short. If no bid or ask price is available on a day on which a LifePath Portfolio values such security, the prior day's price will be used, unless BlackRock determines that such prior day's price no longer reflects the fair value of the security, in which case such asset would be treated as a fair value asset.

FIXED-INCOME INVESTMENTS. Fixed-income securities for which market quotations are readily available are generally valued using such securities' most recent bid prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Trust's Board. The amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless BFA determines such method does not represent fair value. Loan participation notes are generally valued at the mean of the last available bid prices from one or more brokers or dealers as obtained from independent third-party pricing services. Certain fixed-income investments including asset-backed and mortgage-related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Fixed-income securities for which market quotations are not readily available may be valued by third-party pricing services that make a valuation determination by securing transaction data (E.G., recent representative bids), credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

OPTIONS, FUTURES, SWAPS AND OTHER DERIVATIVES. Exchange-traded equity options for which market quotations are readily available are valued at the mean of the last bid and ask prices as quoted on the Exchange or the board of trade on which such options are traded. In the event that there is no mean price available for an exchange traded equity option held by a LifePath Portfolio on a day on which the LifePath Portfolio values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option. If no bid or ask price is available on a day on which a LifePath Portfolio values such option, the prior day's price will be used, unless BlackRock determines that such prior day's price no longer reflects the fair value of the option in which case such option will be treated as a fair value asset. OTC options may be valued using a mathematical model which incorporates a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price or settle price as of the close of such exchanges. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Board.

UNDERLYING FUNDS. Shares of underlying open-end funds are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs will be valued at their most recent closing price.

GENERAL VALUATION INFORMATION

In determining the market value of portfolio investments, the LifePath Portfolio may employ independent third party pricing services, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on each LifePath Portfolio's books at their face value.

Prices obtained from independent third party pricing services, broker-dealers or market makers to value each LifePath Portfolio's securities and other assets and liabilities are based on information available at the time the LifePath Portfolio values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which the LifePath Portfolio valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination shall be made considering pertinent facts and circumstances surrounding such revision.

In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method specified by the Trust's Board as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by a LifePath Portfolio (including restricted securities) are valued at fair value as determined in good faith by the Trust's Board or by BlackRock (its delegate). Any assets and liabilities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange.

Certain of the securities acquired by the LifePath Portfolios may be traded on foreign exchanges or OTC markets on days on which a LifePath Portfolio's net asset value is not calculated. In such cases, the net asset value of a LifePath Portfolio's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the LifePath Portfolio.

FAIR VALUE. When market quotations are not readily available or are believed by BlackRock to be unreliable, a LifePath Portfolio's investments are valued at fair value ("Fair Value Assets"). Fair Value Assets are valued by BlackRock in accordance with procedures approved by the Trust's Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its complete lack of trading, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable (E.G., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a "significant event" is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing a LifePath Portfolio's assets or liabilities, that it is likely that the event will cause a material change to the last exchange closing price or closing market price of one or more assets or liabilities held by the LifePath Portfolio. On any date the NYSE is open and the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day's price, provided that BlackRock is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset. For certain foreign securities, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign securities following the close of the local markets to the price that might have prevailed as of a LifePath Portfolio's pricing time.

BlackRock, with input from the BlackRock Portfolio Management Group, will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to BlackRock's Valuation Committee. The Valuation Committee may accept, modify or reject any recommendations. In addition, the LifePath Portfolios' accounting agent periodically endeavors to confirm the prices it receives from all third party pricing services, index providers and broker-dealers, and, with the assistance of BlackRock, to regularly evaluate the values assigned to the securities and other assets and liabilities held by the LifePath Portfolios. The pricing of all Fair Value Assets is subsequently reported to and ratified by the Board or a Committee thereof.

When determining the price for a Fair Value Asset, the BlackRock Valuation Committee (or the Pricing Group) shall seek to determine the price that a LifePath Portfolio might reasonably expect to receive from the current sale of that asset or liability in an arm's-length transaction. The price generally may not be determined based on what a LifePath Portfolio might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations shall be based upon all available factors that the Valuation Committee (or Pricing Group) deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models.

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a LifePath Portfolio's net asset value. As a result, a LifePath Portfolio's sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Each LifePath Portfolio's annual audited financial statements, which are prepared in accordance with generally accepted accounting principles ("GAAP"), follow the requirements for valuation set forth in Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), which defines and establishes a framework for measuring fair value under GAAP and expands financial statement disclosure requirements relating to fair value measurements.

Generally, FAS 157 and other accounting rules applicable to mutual funds and various assets in which they invest are evolving. Such changes may adversely affect a LifePath Portfolio. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities to the extent such rules become more stringent would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to the LifePath Portfolio's inability to obtain a third-party determination of fair market value.


Purchase, Redemption and Pricing of Shares

TERMS OF PURCHASE AND REDEMPTION. The LifePath Portfolios are generally open Monday through Friday and are closed on weekends and are generally closed on all other days on which the NYSE is closed for regular trading. The holidays on which the NYSE is closed currently are: New Year's Day, Martin Luther King, Jr.'s Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each LifePath Portfolio reserves the right to change the minimum amounts required for initial investment and subsequent investment, if any. On any day the LifePath Portfolios close early, purchase and redemption orders received after a LifePath Portfolio's closing time will be executed on the next business day. In addition, each LifePath Portfolio reserves the right to advance the time by which purchase and redemption orders must be received to be executed on the same business day as permitted by the SEC.

IN-KIND PURCHASES. Payment for shares of a LifePath Portfolio may, at the discretion of BFA, be made in the form of securities that are permissible investments for the LifePath Portfolio and must meet the investment objective, policies and limitations of the LifePath Portfolio as described in the Prospectus and this SAI. In connection with an in-kind securities payment, a LifePath Portfolio may require, among other things, that the securities (i) be valued on the day of purchase in accordance with the pricing methods used by the LifePath Portfolio or its Master Portfolio or an Underlying Fund in which the Master

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Portfolio invests; (ii) are accompanied by satisfactory assurance that the
LifePath Portfolio will have good and marketable title to such securities received by it; (iii) are not subject to any restrictions upon resale by the LifePath Portfolio; (iv) be in proper form for transfer to the LifePath Portfolio; and (v) are accompanied by adequate information concerning the basis and other tax matters relating to the securities. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the LifePath Portfolio engaged in the in-kind purchase transaction and must be delivered to such LifePath Portfolio by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale. Each LifePath Portfolio immediately will transfer to its Master Portfolio any and all securities received by it in connection with an in-kind purchase transaction, in exchange for interests in such Master Portfolio. Shares purchased in exchange for securities generally cannot be redeemed until the transfer has settled.

SUSPENSION OF REDEMPTION RIGHTS OR PAYMENT OF REDEMPTION PROCEEDS. The Trust may suspend the right of redemption or postpone redemption payments for any period during which (i) the NYSE is closed (other than customary weekend and holiday closings); (ii) trading on the NYSE is restricted; (iii) an emergency exists as a result of which disposal or valuation of a Master Portfolio's investments is not reasonably practicable; or (iv) for such other periods as the SEC by order may permit. Each LifePath Portfolio reserves the right to suspend investors' rights of redemption and to delay delivery of redemption proceeds, as permitted under Section 22(e) of the 1940 Act, and other applicable laws.

DECLARATION OF TRUST PROVISIONS REGARDING REDEMPTIONS AT OPTION OF TRUST. As provided in the Trust's Declaration of Trust, the Trustees may require shareholders to redeem shares for any reason under terms set by the Trustees, including, but not limited to, the failure of a shareholder to supply a taxpayer identification number if required to do so, or to have the minimum investment required, or to pay when due for the purchase of shares issued to him.


Portfolio Transactions

Since each LifePath Portfolio invests all of its assets in a Master Portfolio, set forth below is a description of the Master Portfolios' policies governing portfolio securities transactions.

GENERAL. Subject to policies established by the Board of Trustees, BFA is primarily responsible for the execution of a Master Portfolio's portfolio transactions and the allocation of brokerage. BFA does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Master Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm's risk and skill in positioning blocks of securities. While BFA generally seeks reasonable trade execution costs, a Master Portfolio does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions.

BFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. BFA does not consider sales of shares of the mutual funds it advises as a factor in the selection of brokers or dealers to execute portfolio transactions for a Master Portfolio; however, whether or not a particular broker or dealer sells shares of the mutual funds advised by BFA neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.

A Master Portfolio's purchase and sale orders for securities may be combined with those of other accounts that BFA manages or advises, and for which it has brokerage placement authority. If purchases or sales of portfolio securities of a Master Portfolio and one or more other accounts managed or advised by BFA are considered at or about the same time, transactions in such securities are allocated among the Master Portfolio and the other accounts in a manner deemed equitable to all by BFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as a Master Portfolio is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to a Master Portfolio.

Payments of commissions to brokers who are affiliated persons of the Master Portfolio with respect to the LifePath Portfolio (or affiliated persons of such persons), will be made in accordance with Rule 17e-1 under the 1940 Act.

Each Master Portfolio anticipates that its brokerage transactions involving foreign securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by a Master Portfolio in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts

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may be listed on stock exchanges, or traded in over-the-counter markets in the
United States or Europe, as the case may be. American Depositary Receipts, like other securities traded in the United States, will be subject to negotiated commission rates. Because the shares of each LifePath Portfolio and interests of the Master Portfolios are redeemable on a daily basis in U.S. dollars, each Master Portfolio intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have a significant effect on a Master Portfolio's portfolio strategies.

Each Master Portfolio may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in the particular securities, except in those circumstances in which better prices and execution are available elsewhere. Under the 1940 Act, persons affiliated with a Master Portfolio and persons who are affiliated with such affiliated persons are prohibited from dealing with the Master Portfolio as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Master Portfolios will not deal with affiliated persons, including PNC and its affiliates, in connection with such transactions. However, an affiliated person of a Master Portfolio may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, a Master Portfolio may not purchase securities during the existence of any underwriting syndicate for such securities of which PNC is a member or in a private placement in which PNC serves as placement agent except pursuant to procedures approved by the Board that either comply with rules adopted by the SEC or with interpretations of the SEC staff.

OTC issues, including most fixed-income securities such as corporate debt and U.S. government securities, are normally traded on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Master Portfolios will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit.

Purchases of money market instruments by a Master Portfolio are made from dealers, underwriters and issuers. The Master Portfolios do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.

A Master Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BFA, PNC or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act. In no instance will portfolio securities be purchased from or sold to BFA, PNC or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

PORTFOLIO TURNOVER. Portfolio turnover may vary from year to year, as well as within a year. High portfolio turnover rates may result in comparatively greater brokerage expenses and larger amounts of short-term capital gains allocable to interestholders of a Master Portfolio and shareholders of the corresponding LifePath Portfolio.

BROKERAGE COMMISSIONS. Each Master Portfolio purchases and sells those portfolio securities that are interests in Underlying Funds that are not iShares Funds by dealing directly with the issuer - the Underlying Funds. Each Master Portfolio purchases and sells those portfolio securities that are Underlying iShares Funds through brokers and will incur brokerage commissions on those transactions.

As of the date of this SAI, the LifePath Portfolios had not commenced operations. There were no brokerage commissions paid by each Master Portfolio.

BROKERAGE COMMISSIONS PAID TO AFFILIATES. As of the date of this SAI, the LifePath Portfolios had not commenced operations. There were no brokerage commissions paid to affiliated brokers.

SECURITIES OF REGULAR BROKER-DEALERS. As of the date of this SAI, the LifePath Portfolios have not commenced operations. None of the Master Portfolios in which each LifePath Portfolio invests owned securities of its "regular brokers or dealers" (as defined in the 1940 Act) or their parents.

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FREQUENT TRADING IN PORTFOLIO SHARES. Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on funds and their shareholders. Depending on various factors, such as the size of a fund's portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a fund's portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's NAV ("market timing").

Each LifePath Portfolio may invest only in interests of its respective Master Portfolio, and the Boards of Trustees of the Trust and MIP have each considered the issues of frequent trading and market timing. MIP's Board of Trustees has adopted a policy of not monitoring for possible market timing activity because the Master Portfolios' holdings are valued as of the same time as of which the net asset value for the Master Portfolios is calculated (normally 4:00 p.m. Eastern Time), which eliminates the potential arbitrage opportunity presented by a lag between a change in the value of the Master Portfolios' holdings and the reflection of that change in the Master Portfolios' respective net asset values. MIP's Board of Trustees has not adopted a policy of monitoring for other forms of frequent trading because daily flows into and out of the Master Portfolios are aggregated, and the process of aggregation is expected to reduce the potential for frequent trading to disrupt the implementation of the Master Portfolios' investment strategies.

The Board has adopted a policy of not monitoring for market timing or other frequent trading activity in the LifePath Portfolios in light of the nature of the LifePath Portfolios' investments in Master Portfolios, the policies of the Master Portfolios, as described in the preceding paragraphs, and the historical nature of flows into and out of the LifePath Portfolios.

BTC's ability to monitor trades that are placed by participants in plans that are shareholders in the LifePath Portfolios or other shareholders in the LifePath Portfolios that are trading through omnibus accounts maintained by intermediaries has been severely limited because BTC has not been receiving transaction information showing individual investment decisions. Upon request by the LifePath Portfolios, intermediaries will be required to provide certain transaction information that may enable the LifePath Portfolios to identify trading activity that is potentially harmful to the LifePath Portfolios. The LifePath Portfolios may, but do not have the obligation to, respond to any potentially harmful trading activity that is identified. In the event any potentially harmful trading activity is identified, responses may include the imposition of trading restrictions, the rejection of purchases, or such other steps the LifePath Portfolios determine are appropriate. Intermediaries' ability to impose restrictions on the trading practices of their clients may, however, be affected by legal or technological limitations.


Distributions and Taxes

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Taxes." The Prospectuses generally describe the U.S. federal income tax treatment of distributions by the LifePath Portfolios. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Internal Revenue Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders who are U.S. persons, I.E., U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax and hold LifePath Portfolio shares as capital assets within the meaning of the Internal Revenue Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding LifePath Portfolio shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts ), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding LifePath Portfolio shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the U.S. federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each

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shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the LifePath Portfolios. Prospective shareholders are urged to consult with their own tax advisers and financial planners as to the particular U.S. federal tax consequences to them of an investment in the LifePath Portfolios, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each LifePath Portfolio and Underlying Fund has elected to be treated, has qualified and intends to continue to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code as long as such qualification is in the best interests of the LifePath Portfolio's shareholders. Each LifePath Portfolio will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Internal Revenue Code applicable to regulated investment companies generally will apply separately to each LifePath Portfolio, even though each LifePath Portfolio is a series of a trust. Furthermore, each LifePath Portfolio separately determines its income, gains, losses and expenses for U.S. federal income tax purposes.

In order to qualify as a regulated investment company under the Internal Revenue Code, each LifePath Portfolio must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly-traded partnership as defined in Section 851(h) of the Internal Revenue Code. Pursuant to regulations that may be promulgated in the future, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company's principal business of investing in stock or securities. Each LifePath Portfolio must also diversify its holdings so that, at the end of each quarter of each taxable year: (i) at least 50% of the value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the LifePath Portfolio's total assets and to not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of the LifePath Portfolio's total assets is invested in (A) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (B) the securities (other than the securities of other regulated investment companies) of two or more issuers that the LifePath Portfolio controls and that are engaged in the same, similar, or related trades or businesses, or (C) the securities of one or more qualified publicly-traded partnerships. The qualifying income and diversification requirements applicable to a LifePath Portfolio may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each LifePath Portfolio generally must distribute to its shareholders an amount equal to or exceeding the sum of (i) 90% of its "investment company taxable income," as that term is defined in the Internal Revenue Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of its net tax-exempt income earned in each taxable year. A LifePath Portfolio generally will not be subject to U.S. federal income tax on the investment company taxable income and "net capital gain" (I.E., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. However, if a LifePath Portfolio meets such distribution requirements, but chooses to retain some portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. Although dividends generally will be treated as distributed when paid, if a LifePath Portfolio declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the LifePath Portfolio and its shareholders will be treated as if the LifePath Portfolio paid the distribution by December 31 of the calendar year in which it was declared. Each LifePath Portfolio intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that a LifePath Portfolio will not be subject to U.S. federal income taxation.

If, in any taxable year, a LifePath Portfolio fails to qualify as a regulated investment company under the Internal Revenue Code or fails to meet the distribution requirements described above, the LifePath Portfolio would be taxed in the same manner as an ordinary U.S. corporation without any deduction for distributions to shareholders, and all distributions from the LifePath Portfolio's earnings and profits (including any distributions of net tax-exempt income and net capital gain) to its shareholders would also be taxable as ordinary income at the shareholder level. To qualify again to be taxed as a regulated investment company in a subsequent year, the LifePath Portfolio may be required to pay an interest charge and penalty to the IRS as well as distribute to its shareholders its earnings and profits attributable to non-regulated investment company years. In addition,

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if the LifePath Portfolio fails to qualify as a regulated investment company for a period greater than two taxable years, the LifePath Portfolio may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the LifePath Portfolio had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

EXCISE TAX. A 4% non-deductible excise tax will be imposed on each LifePath Portfolio to the extent it fails to distribute during each calendar year (i) at least 98% of its ordinary income (excluding capital gains and losses) for the calendar year, (ii) at least 98% of its net capital gain income (generally the excess of capital gains over capital losses as adjusted for ordinary losses) for the 12 month period ending on October 31, and (iii) all of its ordinary income and net capital gain income from previous years that was not distributed or subject to tax during such years. Each LifePath Portfolio intends to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a LifePath Portfolio will not be subject to the excise tax.

CAPITAL LOSS CARRY-FORWARDS. A LifePath Portfolio is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A LifePath Portfolio's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the LifePath Portfolios do not expect to distribute any such capital gains. The LifePath Portfolios cannot carry back or carry forward any net operating losses.

EQUALIZATION ACCOUNTING. Each LifePath Portfolio may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals a LifePath Portfolio's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a LifePath Portfolio to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a LifePath Portfolio's total returns, it may reduce the amount that the LifePath Portfolio would otherwise distribute to continuing shareholders by reducing the LifePath Portfolio's required distribution amounts by a portion of the redemption proceeds paid to redeeming shareholders. However, the IRS has not expressly sanctioned the equalization accounting method used by the LifePath Portfolios, and thus the use of this method may be subject to IRS scrutiny.

INVESTMENT THROUGH MASTER PORTFOLIOS. Each LifePath Portfolio seeks to continue to qualify as a regulated investment company by investing its assets in a related Master Portfolio. Each Master Portfolio is treated as a non-publicly-traded partnership (or, in the event that a LifePath Portfolio is the sole investor in the related Master Portfolio, as disregarded from the LifePath Portfolio) for U.S. federal income tax purposes rather than as a regulated investment company or a corporation under the Internal Revenue Code. Under the rules applicable to a non-publicly-traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of a Master Portfolio will be deemed to have been realized by (I.E., "passed-through" to) its investors, including the corresponding LifePath Portfolio, regardless of whether any amounts are actually distributed by the Master Portfolio. Each investor in a Master Portfolio will be taxable on such share, as determined in accordance with the governing instruments of the particular Master Portfolio, the Internal Revenue Code and Treasury Regulations. Therefore, to the extent that a Master Portfolio were to accrue but not distribute any income or gains, the related LifePath Portfolio would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the Master Portfolios will seek to minimize recognition by its investors (such as a corresponding LifePath Portfolio) of income and gains without a corresponding distribution. Furthermore, each Master Portfolio's assets, income and distributions will be managed in such a way that an investor in a Master Portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the Master Portfolio.

TAXATION OF UNDERLYING FUND INVESTMENTS. In general, if an Underlying Fund realizes gains or losses on the sale of portfolio securities, such gains or losses are capital gains or losses, and if the Underlying Fund has held the disposed securities for more than one year at the time of disposition such gains and losses generally are treated as long-term capital gains or losses.

If an Underlying Fund purchases a debt obligation with original issue discount ("OID"), generally at a price less than its principal amount, such as a zero-coupon bond, the Underlying Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Underlying Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for U.S. federal income tax purposes. Gains recognized on the

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disposition of a debt obligation (including a municipal obligation) purchased by an Underlying Fund at a market discount, usually at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Underlying Fund held the debt obligation. An Underlying Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Underlying Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by an Underlying Fund which the Underlying Fund otherwise might have continued to hold.

If an option granted by an Underlying Fund lapses or is terminated through a closing transaction, such as a repurchase by the Underlying Fund of the option from its holder, the Underlying Fund generally will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Underlying Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by an Underlying Fund pursuant to the exercise of a call option granted by it, the Underlying Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by an Underlying Fund pursuant to the exercise of a put option written by it, the Underlying Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity listed options used by an Underlying Fund will be deemed "Section 1256 contracts." An Underlying Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at fair market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Certain transactions that qualify as designated "hedging transactions," as defined in Section 1221(b)(2) of the Internal Revenue Code, are excepted from the mark-to-market rule and the "60%/40%" rule.

Foreign exchange gains and losses realized by an Underlying Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Internal Revenue Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Underlying Fund's income. Under Treasury Regulations that may be promulgated in the future, any such transactions that are not directly related to an Underlying Fund's principal business of investing in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Underlying Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds an Underlying Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Underlying Fund or its shareholders in future years.

Offsetting positions held by an Underlying Fund involving certain financial forward, futures or options contracts may be considered, for U.S. federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Internal Revenue Code which, in certain circumstances, overrides or modifies the provisions of
Section 1256. If an Underlying Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if one or more (but not all) of the futures, forward, or option contracts or other positions comprising a part of such straddles are governed by Section 1256 of the Internal Revenue Code, described above. An Underlying Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to an Underlying Fund may differ. Generally, to the extent the straddle rules apply to positions established by an Underlying Fund, losses realized by the Underlying Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Underlying Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to Underlying Fund shareholders, and which will be taxed to Underlying Fund shareholders as ordinary income of long-term capital gain, may be increased or decreased substantially as compared to an Underlying Fund that had not engaged in such transactions.

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If an Underlying Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Underlying Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when an Underlying Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in Treasury Regulations that may be promulgated in the future. The character of the gain from constructive sales will depend upon an Underlying Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon an Underlying Fund's holding period in the property and the application of various loss deferral provisions in the Internal Revenue Code. Constructive sale treatment does not apply to a transaction if such transaction is closed before the end of the 30th day after the close of the Underlying Fund's taxable year, the Underlying Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed, and the Underlying Fund's risk of loss with respect to such position is not reduced at any time during such 60-day period.

The amount of long-term capital gain an Underlying Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain an Underlying Fund would have had if the Underlying Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

"Passive foreign investment corporations" ("PFICs") are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If an Underlying Fund acquires any equity interest (which generally includes not only stock but may also include an option to acquire stock such as is inherent in a convertible bond under Treasury Regulations that may be promulgated in the future) in a PFIC, the Underlying Fund could be subject to U.S. federal income tax and IRS interest charges on "excess distributions" received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Underlying Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

An Underlying Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require an Underlying Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Underlying Fund may limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, an Underlying Fund may incur the tax and interest charges described above in some instances.

Rules governing the U.S. federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Underlying Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of an Underlying Fund as a regulated investment company might be jeopardized. The Underlying Funds intend to monitor developments in this area. Certain requirements that must be met under the Internal Revenue Code in order for each Underlying Fund to qualify as a regulated investment company may limit the extent to which an Underlying Fund will be able to engage in swap agreements.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Underlying Fund may involve sophisticated tax rules that may result in income or gain recognition by the Underlying Fund without corresponding current cash receipts. Although the Underlying Fund seeks to avoid significant non-cash income, such non-cash income could be recognized by the Underlying Fund, in which case the Underlying Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Underlying Fund could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements. In addition, payments received by the Underlying Funds in connection with securities lending and repurchase agreements will not qualify for recently enacted reductions in individual U.S. federal income tax on certain dividends and so may be taxable as ordinary income.

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TAXATION OF DISTRIBUTIONS. For U.S. federal income tax purposes, a LifePath
Portfolio's earnings and profits, described above, are determined at the end of the LifePath Portfolio's taxable year and are allocated PRO RATA to distributions made throughout the entire year. All distributions paid out of a LifePath Portfolio's earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the LifePath Portfolio, generally are deemed to be taxable distributions and must generally be reported on each LifePath Portfolio shareholder's U.S. federal income tax return. Distributions in excess of a LifePath Portfolio's earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's LifePath Portfolio shares and any such amount in excess of that basis as capital gain from the sale of shares, as discussed below. A LifePath Portfolio may make distributions in excess of earnings and profits to a limited extent, from time to time.

In general, assuming that each LifePath Portfolio has sufficient earnings and profits, distributions from investment company taxable income either are taxable as ordinary income or, if so designated by a LifePath Portfolio and certain other conditions are met, as "qualified dividend income" taxable at a reduced U.S. federal income tax rate to individual shareholders. Dividend income distributed to individual shareholders will qualify as "qualified dividend income" as that term is defined in Section 1(h)(11)(B) of the Internal Revenue Code to the extent such distributions are attributable to income from the LifePath Portfolio's investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the LifePath Portfolio and the shareholders.

A distribution that is attributable to qualified dividend income of a LifePath Portfolio that is paid by the LifePath Portfolio to an individual shareholder will not be taxable as qualified dividend income to such shareholder if (i) the dividend is received with respect to any share of the LifePath Portfolio held for fewer than 61 days during the 121 day-period beginning on the date which is 60 days before the date on which such share became ex-dividend with respect to such dividend, (ii) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (iii) the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest. The "ex-dividend" date is the date on which the owner of the share at the commencement of such date is entitled to receive the next issued dividend payment for such share even if the share is sold by the owner on that date or thereafter.

Distributions designated by a LifePath Portfolio as a capital gain dividend will be taxed to its shareholders as long-term capital gain (to the extent such distributions do not exceed the LifePath Portfolio's actual net capital gain for the taxable year), regardless of how long a shareholder has held the LifePath Portfolio shares. Each LifePath Portfolio will designate capital gain dividends, if any, in a written notice mailed by the LifePath Portfolio to its shareholders no later than 60 days after the close of the LifePath Portfolio's taxable year. The U.S. federal income tax status of all distributions will be reported to shareholders annually.

SALES OF LIFEPATH PORTFOLIO SHARES. Redemptions generally are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in LifePath Portfolio shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transaction. In general, if LifePath Portfolio shares are sold, a shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder's adjusted tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such LifePath Portfolio shares for more than one year at the time of the sale.

Also, if a shareholder realizes a loss on a disposition of LifePath Portfolio shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares. If a shareholder receives a capital gain dividend with respect to any LifePath Portfolio share and such LifePath Portfolio share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that LifePath Portfolio share will be treated as a long-term capital loss to the extent of the capital gain dividend.

Under Treasury Regulations, if a shareholder recognizes a loss with respect to shares of a LifePath Portfolio of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases exempt from this requirement but, under current guidance, shareholders of regulated investment companies are not exempt. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does

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not affect the legal determination of whether or not the taxpayer's treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

FOREIGN TAXES. Amounts realized by a LifePath Portfolio on foreign securities may be subject to withholding and other taxes imposed by such foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a LifePath Portfolio's total assets at the close of its taxable year were to consist of securities of non-U.S. corporations, the LifePath Portfolio would be eligible to file an annual election with the IRS pursuant to which the LifePath Portfolio could pass through to its shareholders on a PRO RATA basis foreign income and similar taxes paid by the LifePath Portfolio, which could be claimed, subject to certain limitations, either as a tax credit or deduction by shareholders. However, none of the LifePath Portfolios expects to qualify for this election.

FEDERAL INCOME TAX RATES. As of the date of this SAI, the maximum stated individual U.S. federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) qualified dividend income is 15%; (iii) capital gain dividends is 15%; and (iv) long-term capital gains generally is 15%. An individual shareholder also should be aware that the benefits of the favorable tax rates applicable to capital gain dividends, long-term capital gains, and qualified dividend income may be impacted by the application of the alternative minimum tax. Under current law, the maximum 35% U.S. federal income tax rate on ordinary income and the maximum 15% U.S. federal income tax rate on capital gain dividends, long-term capital gains and qualified dividend income will cease to apply to taxable years beginning after December 31, 2010.

The current maximum stated corporate U.S. federal income tax rate applicable to ordinary income, qualified dividend income, capital gain dividends, and long-term capital gains is generally 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

BACK-UP WITHHOLDING. The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% ("back-up withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a LifePath Portfolio shareholder, unless the shareholder generally certifies under penalties of perjury that the shareholder's social security or other "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to back-up withholding, or the IRS notifies the LifePath Portfolio that the shareholder's TIN is incorrect or that the shareholder is subject to back-up withholding. This tax is not an additional U.S. federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her U.S. federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of back-up withholding is set to increase for taxable years beginning after December 31, 2010.

TAX-DEFERRED PLANS. Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, generally are not subject to U.S. federal income tax on LifePath Portfolio dividends or distributions or on sales of LifePath Portfolio shares unless the acquisition of the LifePath Portfolio shares was debt-financed. However, in the case of LifePath Portfolio shares held through a non-qualified deferred compensation plan, LifePath Portfolio dividends and distributions received by the plan and sales of LifePath Portfolio shares by the plan generally are taxable to the employer sponsoring such plan in accordance with the U.S. federal income tax laws governing deferred compensation plans.

A plan participant whose retirement plan invests in a LifePath Portfolio, whether such plan is qualified or not, generally is not taxed on fund dividends or distributions received by the plan or on sales of LifePath Portfolio shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan account generally are taxable as ordinary income and different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, may apply to accounts maintained as qualified retirement plans. All prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding LifePath Portfolio shares through a tax-advantaged plan or account.

CORPORATE SHAREHOLDERS. Subject to limitations and other rules, a corporate shareholder of a LifePath Portfolio may be eligible for the dividends-received deduction on the LifePath Portfolio's distributions to the extent that such distributions are attributable to dividends from domestic corporations, which, if received directly by the corporate shareholder, would qualify

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for such deduction. In general, a distribution by a LifePath Portfolio attributable to dividends of a domestic corporation will only be eligible for the deduction if certain holding period requirements are met. These requirements are complex and, therefore, corporate shareholders of the LifePath Portfolios are urged to consult their own tax advisers and financial planners.

FOREIGN SHAREHOLDERS. With respect to taxable years of a LifePath Portfolio beginning before January 1, 2010, certain distributions, if designated by a LifePath Portfolio as "interest-related dividends," that are generally attributable to the LifePath Portfolio's net interest income earned on certain debt obligations paid to a non-resident alien individual, foreign trust (I.E., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (I.E., the income of which is not subject to U.S. tax regardless of source) or a foreign corporation (each, a "foreign shareholder") generally will be exempt from U.S. federal income tax withholding tax, provided the LifePath Portfolio obtains a properly completed and signed certificate of foreign status from such foreign shareholder ("exempt foreign shareholder"). If applicable, each LifePath Portfolio may choose to designate any interest-related dividends in a written notice mailed by the LifePath Portfolio to its shareholders no later than 60 days after the close of the LifePath Portfolio's taxable year. All other distributions made to exempt foreign shareholders attributable to net investment income, such as dividends received by a LifePath Portfolio, generally will be subject to non-refundable U.S. federal income tax withholding at a 30% rate (or a lower rate, if so provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, U.S. federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder's capital gains realized on the disposition of LifePath Portfolio shares, capital gain distributions and, with respect to certain taxable years of a LifePath Portfolio before January 1, 2010, "short-term capital gain distributions" (defined below) are not subject to U.S. federal income tax withholding, provided that the LifePath Portfolio obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) with respect to certain taxable years of a LifePath Portfolio before January 1, 2010, such gains or distributions are attributable to gain from the sale or exchange of a U.S. real property interest. If such gains or distributions are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the tax, reporting and withholding requirements applicable to U.S. persons generally apply. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or a lower rate, if so provided under an applicable income tax treaty). Gains or distributions attributable to gain from sales or exchanges of U.S. real property interests are taxed to a foreign shareholder as if that gain were effectively connected with the shareholder's conduct of a U.S. trade or business, and therefore such gains or distributions may be required to be reported by a foreign shareholder on a U.S. federal income tax return. Such gains or distributions also will be subject to U.S. federal income tax at the rates applicable to U.S. holders and/or may be subject to U.S. federal income tax withholding. While the LifePath Portfolios do not expect LifePath Portfolio shares to constitute U.S. real property interests, a portion of a LifePath Portfolio's distributions may be attributable to gain from the sale or exchange of U.S. real property interests. Foreign shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of such distributions. "Short-term capital gain distributions" are certain distributions that a LifePath Portfolio may choose to designate as such in a written notice mailed by the LifePath Portfolio to its shareholders no later than 60 days after the close of the LifePath Portfolio's taxable year generally attributable to its net short-term capital gain.

If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder's death, LifePath Portfolio shares will be deemed to be property situated in the U.S. and will be subject to U.S. federal estate taxes (at current graduated rates of 18% to 45% of the total value, less allowable deductions and credits). With respect to estates of decedents dying before January 1, 2010, if a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the United States at the time of the shareholder's death, LifePath Portfolio shares are not deemed to be property situated in the United States in the proportion that, at the end of the quarter of the LifePath Portfolio's taxable year immediately preceding the shareholder's date of death, the assets of the LifePath Portfolio that are "qualifying assets" (I.E., bank deposits, debt obligations or property not within the United States) with respect to the decedent bear to the total

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assets of the LifePath Portfolio. In general, no U.S. federal gift tax will be imposed on gifts of LifePath Portfolio shares made by foreign shareholders.

The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under U.S. federal income tax laws and the 1972 Convention.

Special rules apply to foreign partnerships and those holding LifePath Portfolio shares through foreign partnerships.


Capital Stock

As of the date of this SAI, the beneficial interests in the Trust are divided into transferable shares of 15 separate and distinct series authorized and established by the Board of Trustees. The number of shares of each series, and class thereof, is unlimited and each share has no par value. The Board of Trustees may, in the future, authorize the issuance of other series representing shares of additional investment portfolios or funds. Except to the extent the 1940 Act expressly grants to shareholders the power to vote on such termination(s), the Trust, or any series (or class) thereof, may be terminated at any time by the Trustees with written notice to the shareholders.

Although the Trust is not required to hold regular annual shareholder meetings, occasional annual or special meetings may be required for purposes such as electing and removing Trustees, approving advisory contracts, and changing a LifePath Portfolio's fundamental investment policies.

VOTING. All shares of the Trust will be voted separately by individual series, except: (i) when required by the 1940 Act, shares will be voted in the aggregate and not by individual series; and (ii) when the Trustees have determined that the matter affects the interests of more than one series, then the shareholders of all such affected series will be entitled to vote thereon in the aggregate and not by individual series. The Trustees also may determine that a matter affects only the interests of one or more classes of a series, in which case any such matter will be voted on separately by such class or classes. For example, a change in a LifePath Portfolio's fundamental investment policy would be voted upon only by shareholders of that LifePath Portfolio. Additionally, approval of a Master Portfolio's Advisory Contract is a matter to be determined separately by each Master Portfolio. Approval by the shareholders of a LifePath Portfolio is effective as to that LifePath Portfolio whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios. As used in the Prospectuses of each LifePath Portfolio and in this SAI, the term "1940 Act majority," when referring to approvals to be obtained from shareholders of a LifePath Portfolio, means the vote of the lesser of (i) 67% of the shares of the LifePath Portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the LifePath Portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the LifePath Portfolio. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or
(ii) more than 50% of the Trust's outstanding shares.

Each share will entitle the holder thereof to one vote for each dollar (and each fractional dollar thereof) of NAV (number of shares owned times NAV per share) of shares outstanding in such holder's name on the books of the Trust. There shall be no cumulative voting in the election of Trustees. Depending on the terms of a particular benefit plan and the matter being submitted to a vote, a sponsor may request direction from individual participants regarding a shareholder vote. For additional voting information and a discussion of the possible effects of changes to a Master Portfolio's investment objective or policies on a LifePath Portfolio, as an interestholder in the Master Portfolio, or the LifePath Portfolio's shareholders, see "Management - Master/Feeder Structure."

In accordance with the Trust's Declaration of Trust, the Board may, without shareholder approval (unless such shareholder approval is required by applicable law, including the 1940 Act), cause one or more Covered LifePath Portfolios (defined below) to merge, reorganize, consolidate, sell all or substantially all of their assets, or take other similar actions (collectively "merge") with, to or into another LifePath Portfolio. For example, as the target year of a Covered LifePath Portfolio (as set forth in its name) approaches, the Board of Trustees may authorize that Covered Portfolio to merge into or consolidate with the LifePath Retirement Portfolio (offered in a separate prospectus) without shareholder approval of either constituent LifePath Portfolio. "Covered LifePath Portfolios" are LifePath 2020 Portfolio, LifePath 2025 Portfolio, LifePath 2030 Portfolio,

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LifePath 2035 Portfolio, LifePath 2040 Portfolio, LifePath 2045 Portfolio,
LifePath 2050 Portfolio, LifePath 2055 Portfolio and any LifePath series commencing operations in the future (certain of which are offered in separate prospectuses.

The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act. However, the Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

DIVIDENDS AND DISTRIBUTIONS. Each share of a LifePath Portfolio represents an equal proportional interest in the LifePath Portfolio with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the LifePath Portfolio as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a LifePath Portfolio are entitled to receive the assets attributable to the LifePath Portfolio that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

MASTER PORTFOLIOS. MIP is an open-end, series management investment company organized as a Delaware statutory trust on October 20, 1993. MIP's Declaration of Trust provides that obligations of MIP are not binding upon its Trustees individually but only upon the property of MIP and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

Interests in each Master Portfolio of MIP have voting and other rights generally corresponding to those rights enumerated above for shares of the LifePath Portfolios. MIP also intends to dispense with annual meetings, but is required by Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under the circumstances described above with respect to the Trust. Whenever a LifePath Portfolio is requested to vote on a matter with respect to its Master Portfolio, the LifePath Portfolio will follow its voting procedures, as described in "Voting."


Additional Information on the LifePath Portfolios

The Trust provides annual and semi-annual reports to all shareholders. The annual reports contain audited financial statements and other information about the LifePath Portfolios, including additional information on performance. Once available, shareholders may obtain a copy of the Trust's most recent annual or semi-annual reports without charge by calling 1-800-441-7762 (toll-free).

The registration statement, including the Prospectuses, this SAI and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectuses or this SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

No person has been authorized to give any information or to make any representations other than those contained in the Prospectuses, this SAI and in the Trust's official sales literature in connection with the offer of the LifePath Portfolios' shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This SAI does not constitute an offer in any state in which, or to any person to whom, such offering may not lawfully be made.


Financial Statements

Financial statements for the LifePath Portfolios are not available because, as of the date of this SAI, the LifePath Portfolios had no financial information to report.

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Disclaimers

The iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P Small Cap 600 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and the iShares S&P North America Natural Resources Sector Index Fund (the "iShares S&P Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's or its affiliates. Standard & Poor's and its affiliates make no representation or warranty, express or implied, to the owners of shares of the iShares S&P Funds or any member of the public regarding the advisability of investing in securities generally or in iShares S&P Funds particularly or the ability of the Standard & Poor's Indexes to track general stock market performance. Standard & Poor's and its affiliates' only relationship to the iShares Trust (as used in these Disclaimers, the "Trust"), BTC and BFA is the licensing of certain trademarks and trade names of Standard & Poor's and its affiliates and of the Standard & Poor's Indexes, which are determined, composed and calculated by Standard & Poor's and its affiliates without regard to the Trust, BTC, BFA or the iShares S&P Funds. Standard & Poor's and its affiliates have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares S&P Funds into consideration in determining, composing or calculating the Standard & Poor's Indexes. Standard & Poor's and its affiliates are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares S&P Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares S&P Funds are to be converted into cash. Standard & Poor's and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the iShares S&P Funds. Standard & Poor's and its affiliates do not guarantee the accuracy or the completeness of the Standard & Poor's Indexes or any data included therein and Standard & Poor's and its affiliates shall have no liability for any errors, omissions, or interruptions therein. Standard & Poor's and its affiliates make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares S&P Funds or any other person or entity from the use of the Standard & Poor's Indexes or any data included therein. Standard & Poor's and its affiliates make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Standard & Poor's Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Standard & Poor's and its affiliates have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Standard & Poor's Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Russell Midcap Index Fund and the iShares Russell 2000 Index Fund (the "iShares Russell Funds") are not sponsored, endorsed, sold or promoted by Russell Investment Group. Russell Investment Group makes no representation or warranty, express or implied, to the owners of shares of the iShares Russell Funds or any member of the public regarding the advisability of investing in securities generally or in the iShares Russell Funds particularly or the ability of the Russell Indexes to track general stock market performance. Russell Investment Group's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Russell Investment Group's and of the Russell Indexes, which are determined, composed, and calculated by Russell Investment Group without regard to the Trust, BTC, BFA or the iShares Russell Funds. Russell Investment Group has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Russell Funds into consideration in determining, composing or calculating the Russell Indexes. Russell Investment Group is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Russell Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Russell Funds are to be converted into cash. Russell Investment Group has no obligation or liability in connection with the administration, marketing or trading of the iShares Russell Funds. Russell Investment Group does not guarantee the accuracy or the completeness of the Russell Indexes or any data included therein and Russell Investment Group shall have no liability for any errors, omissions, or interruptions therein. Russell Investment Group makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Russell Funds or any other person or entity from the use of the Russell Indexes or any data included therein. Russell Investment Group makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Russell Investment Group have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Russell Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers. Cohen & Steers makes no representation or warranty, express or implied, to the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares Cohen & Steers Realty Majors Index Fund particularly or the ability of the Cohen & Steers Realty Majors Index

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


to track general stock market performance. Cohen & Steers' only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Cohen & Steers and of the Cohen & Steers Realty Majors Index, which is determined, composed and calculated by Cohen & Steers without regard to the Trust, BTC, BFA or the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund into consideration in determining, composing or calculating the Cohen & Steers Realty Majors Index. Cohen & Steers is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Cohen & Steers Realty Majors Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Cohen & Steers Realty Majors Index Fund are to be converted into cash. Cohen & Steers has no obligation or liability in connection with the administration, marketing or trading of the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers does not guarantee the accuracy or the completeness of the Cohen & Steers Realty Majors Index or any data included therein and Cohen & Steers shall have no liability for any errors, omissions, or interruptions therein. Cohen & Steers makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any other person or entity from the use of the Cohen & Steers Realty Majors Index or any data included therein. Cohen & Steers makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Cohen & Steers Realty Majors Index or any data included therein. Without limiting any of the foregoing, in no event shall Cohen & Steers have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Cohen & Steers Realty Majors Index or any data included therein, even if notified of the possibility of such damages.

The iShares JPMorgan USD Emerging Markets Bond Fund is not sponsored, endorsed, sold or promoted by JPMorgan. JPMorgan makes no representation or warranty, express or implied, to the owners of shares of the iShares JPMorgan USD Emerging Markets Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares JPMorgan USD Emerging Markets Bond Fund particularly or the ability of the JPMorgan EMBI Global Core Index to track general bond market performance. JPMorgan's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of JPMorgan and of the JPMorgan EMBI Global Core Index which is determined, composed and calculated by JPMorgan without regard to the Trust, BTC, BFA or the iShares JPMorgan USD Emerging Markets Bond Fund. JPMorgan has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares JPMorgan USD Emerging Markets Bond Fund into consideration in determining, composing or calculating the JPMorgan EMBI Global Core Index. JPMorgan is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares JPMorgan USD Emerging Markets Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares JPMorgan USD Emerging Markets Bond Fund are to be converted into cash. JPMorgan has no obligation or liability in connection with the administration, marketing or trading of the iShares JPMorgan USD Emerging Markets Bond Fund. JPMorgan does not guarantee the accuracy or the completeness of the JPMorgan EMBI Global Core Index or any data included therein and JPMorgan shall have no liability for any errors, omissions, or interruptions therein. JPMorgan makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the JPMorgan USD Emerging Markets Bond Fund or any other person or entity from the use of the JPMorgan EMBI Global Core Index or any data included therein. JPMorgan makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the JPMorgan EMBI Global Core Index or any data included therein. Without limiting any of the foregoing, in no event shall JPMorgan have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the JPMorgan EMBI Global Core Index or any data included therein, even if notified of the possibility of such damages.

The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC. IIC makes no representation or warranty, express or implied, to the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares iBoxx $ High Yield Corporate Bond Fund particularly or the ability of the iBoxx $ Liquid High Yield Index to track the general stock market performance. IIC's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of IIC and of the iBoxx $ Liquid High Yield Index which is determined, composed and calculated by IIC without regard to the Trust, BTC, BFA or the iShares iBoxx $ High Yield Corporate Bond Fund. IIC has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund into consideration in determining, composing or calculating the iBoxx $ Liquid High Yield Index. IIC is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares iBoxx
$ High Yield Corporate Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares iBoxx $ High Yield Corporate Bond Fund are to be converted into cash. IIC has no obligation or liability in connection with the administration, marketing or trading of the iShares iBoxx $ High Yield Corporate Bond Fund. IIC does not guarantee the accuracy or the completeness of the iBoxx $ Liquid High Yield Index or any data included therein and IIC shall have no liability for any errors, omissions, or interruptions therein. IIC makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any other person or entity from the use of the iBoxx $ Liquid High Yield Index or any data included therein. IIC makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the iBoxx $ Liquid High Yield Index or any data included therein. Without limiting any of the foregoing, in no event shall IIC have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the iBoxx $ Liquid High Yield Index or any data included therein, even if notified of the possibility of such damages.


The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE, the London Stock Exchange plc, Euronext N.V., the Financial Times Limited, EPRA or NAREIT (together, the "FTSE Licensor Parties"). None of the FTSE Licensor Parties makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index and/or the figure at which the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index stands at any particular time on any particular day or otherwise. The FTSE Licensor Parties' only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of the FTSE Licensor Parties and of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index, which is determined, composed and calculated by the FTSE Licensor Parties without regard to the Trust, BTC, BFA or the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund into consideration in determining, composing or calculating the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index. The FTSE Licensor Parties are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund are to be converted into cash. The FTSE Licensor Parties have no obligation or liability in connection with the administration, marketing or trading of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties do not guarantee the accuracy or the completeness of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein and the FTSE Licensor Parties shall have no liability for any errors, omissions, or interruptions therein. The FTSE Licensor Parties make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund or any other person or entity from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. The FTSE Licensor Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. Without limiting any of the foregoing, in no event shall the FTSE Licensor Parties have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein, even if notified of the possibility of such damages.

The iShares MSCI Canada Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund (the "iShares MSCI Index Funds") are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of the iShares MSCI Index Funds or any member of the public regarding the advisability of investing in funds generally or in the iShares MSCI Index Funds particularly or the ability of the MSCI Indexes to track general stock market performance. MSCI is the licensor of certain trademarks, servicemarks and trade names of MSCI and of the MSCI Indexes, which are determined, composed and calculated by MSCI without regard to the Trust, iShares, Inc., BTC, BFA or the iShares MSCI Index Funds. MSCI has no obligation to take the needs of BTC, BFA or the owners of the iShares MSCI Index Funds into consideration in determining, composing or calculating the MSCI Indexes. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the iShares MSCI Index Funds to be issued or in the determination or calculation of the equation by which the iShares MSCI Index Funds are redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of the iShares MSCI Index Funds in connection with the administration, marketing or trading of the iShares MSCI Index Funds. Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI Indexes from sources which MSCI considers reliable, neither MSCI nor any other party guarantees the accuracy and/or the completeness of the MSCI Indexes or any data included therein. Neither MSCI nor any other party makes any warranty, express or implied, as to results to be obtained by a licensee, licensee's customers and counterparties, the owners of the iShares MSCI Index Funds or any other person or entity from the use of the MSCI Indexes

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


or any data included hereunder or for any other use. Neither MSCI nor any other party makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the MSCI Indexes or any data included therein. Without limiting any of the foregoing, in no event shall MSCI or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund (collectively, the "Barclays Capital Funds") are not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of shares of the Barclays Capital Funds or any member of the public regarding the advisability of investing in securities generally or in the Barclays Capital Funds particularly or the ability of the Barclays Capital Funds' underlying indexes (the "Underlying Indexes") to track general bond market performance. Barclays Capital's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Barclays Capital and of the Underlying Indexes, which are determined, composed and calculated by Barclays Capital without regard to the Trust, BTC, BFA or the Barclays Capital Funds. Barclays Capital has no obligation to take the needs of BTC, BFA or the owners of shares of the Barclays Capital Funds into consideration in determining, composing or calculating the Underlying Indexes. Barclays Capital is not responsible for and has not participated in the determination of the prices and amount of shares of the Barclays Capital Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Barclays Capital Funds are to be converted into cash. Barclays Capital has no obligation or liability in connection with the administration, marketing or trading of the Barclays Capital Funds. Barclays Capital does not guarantee the accuracy or the completeness of the Underlying Indexes or any data included therein and Barclays Capital shall have no liability for any errors, omissions or interruptions therein. Barclays Capital makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the Barclays Capital Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. Barclays Capital makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Barclays Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Indexes or any data included therein, even if notified of the possibility of such damages.

BFA does not guarantee the accuracy or the completeness of any underlying index or any data included therein and BFA shall have no liability for any errors, omissions, or interruptions therein.

BFA makes no warranty, express or implied, to the owners of shares of the iShares funds or to any other person or entity as to results to be obtained by the series of the Trust from the use of any underlying index or any data included therein. BFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any underlying index or any data included therein. Without limiting any of the foregoing, in no event shall BFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

                                       69

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                                  APPENDIX A

                     DESCRIPTION OF CORPORATE BOND RATINGS

Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings given to securities at issuance do not necessarily represent ratings which would be given to these securities on a particular subsequent date.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these securities is dependent on the investment adviser's judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

The descriptions below relate to corporate bonds and are not applicable to the other types of securities.

MOODY'S INVESTORS SERVICE, INC.

AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA: Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor's capacity to meet its financial commitment is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D: An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

COMMERCIAL PAPER

S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH RATINGS

INVESTMENT-GRADE BOND RATINGS

AAA: Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

HIGH YIELD BOND RATINGS

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment-grade.

B: Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, AND C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

Defaulted obligations typically are not assigned "D" ratings, but are instead rated in the "B" to "C" rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

NOTES TO RATINGS

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "B," or to short-term ratings other than "F-l."

"NR" indicates that Fitch does not rate the issuer or issue in question.

"Withdrawn": A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

MF-SAI-_____

                               BLACKROCK FUNDS III
                          FILE NOs. 33-54126; 811-07332

                                     PART C

                                OTHER INFORMATION

                                                                AMENDMENT NO. 87

ITEM 28. EXHIBITS
         --------

EXHIBIT                                 DESCRIPTION
-------                                 -----------

    (a) Amended and Restated Agreement and Declaration of Trust, dated November 17, 2006, is incorporated herein by reference to BlackRock Funds III's/1/ (the "Funds" or "Registrant") Post-Effective Amendment No. 59, filed April 30, 2007 ("PEA No. 59").

  (a)(1) Amendment No. 1, dated December 11, 2007, to the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 62, filed December 27, 2007.

  (a)(2) Amendment No. 2, dated November 13, 2009, to the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 81, filed December 29, 2009 ("PEA No. 81").

    (b) Amended and Restated By-Laws, dated November 17, 2006, are incorporated herein by reference to PEA No. 59.

  (c)(1) Article VII of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (a)(1) to PEA No. 59.

  (c)(2) Article IV of the Amended and Restated By-Laws is incorporated herein by reference to Exhibit (b)(1) to PEA No. 59.


    (d)     Not applicable.

  (e)(1) Distribution Agreement between Registrant and SEI Investments Distribution Co. ("SEI") on behalf of the Funds, dated March 31, 2003, is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 42, filed May 1, 2003.

  (e)(2) Amended Schedule I, dated September 3, 2009, to the Distribution Agreement between Registrant and SEI is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 78, filed October 30, 2009 ("PEA No. 78").

    (f)     Not applicable.

  (g)(1) Custody Agreement between Registrant and Investors Bank & Trust Company ("IBT")/2/ on behalf of the Funds, dated October 21, 1996, is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 22, filed July 30, 1999 ("PEA No. 22").

  (g)(2) Amendment to Custody Agreement, effective September 1, 2004, between Registrant and IBT/2/ is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 57, filed March 2, 2006 ("PEA No. 57").

  (g)(3) Amendment to Custody Agreement, effective January 1, 2006, between Registrant and IBT/2/ is incorporated herein by reference to PEA No. 59.

  (g)(4) Amended Schedule A, dated March 26, 2008, to Custody Agreement between Registrant and IBT/2/ is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 66, filed April 29, 2008 ("PEA No. 66").

----------
/1/ Prior to December 1, 2009, BlackRock Funds III was known as Barclays Global Investors Funds.
/2/ On July 2, 2007, State Street Corporation acquired Investors Financial Services Corporation, the parent company of IBT which provides sub-administrative, custodial and transfer agency services for the Funds.

  (h)(1) Transfer Agency and Service Agreement between Registrant and IBT/2/ on behalf of the Funds, dated February 27, 1998, is incorporated herein by reference to PEA No. 22.

  (h)(2) Amendment to Transfer Agency and Service Agreement, effective June 1, 2001, between Registrant and IBT/2/ is incorporated herein by reference to PEA No. 57.

  (h)(3) Amendment to Transfer Agency and Service Agreement, effective September 1, 2004, between Registrant and IBT/2/ is incorporated herein by reference to PEA No. 57.

  (h)(4) Amendment to Transfer Agency and Service Agreement, dated July 8, 2005, between Registrant and IBT/2/ is incorporated herein by reference to PEA No. 57.

  (h)(5) Amendment to Transfer Agency and Service Agreement, effective January 1, 2006, between Registrant and IBT/2/ is incorporated herein by reference to PEA No. 59.

  (h)(6) Appendix A, dated March 26, 2008, to Transfer Agency and Service Agreement between Registrant and IBT/2/ is incorporated herein by reference to PEA No. 66.

(h)(7)(A) Amended and Restated Shareholder Servicing Plan, with respect to only the Funds and their relevant classes as listed in Schedule 1 thereto, dated March 26, 2008, is incorporated herein by reference to exhibit (h)(7) of PEA No. 66.

(h)(7)(B) Shareholder Servicing Plan, with respect to only the Funds and their relevant classes as listed in Schedule 1 thereto, is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 84, filed March 2, 2010 ("PEA No. 84").

  (h)(8) Amended and Restated Shareholder Servicing and Processing Plan is incorporated herein by reference to PEA No. 84.

(h)(9)(A) Administration Agreement between Registrant and BlackRock Institutional Trust Company, N.A. ("BTC")/3/, to be filed by amendment.

(h)(9)(B) Appendix A, to the Administration Agreement between the Registrant and BTC to be filed by amendment.

(h)(9)(C) Appendix B, to the Administration Agreement between the Registrant and BTC to be filed by amendment.

 (h)(10) Master Administration Fee Waiver Agreement between Registrant and BTC, dated September 1, 2006, is incorporated herein by reference to PEA No. 59.

 (h)(11) Schedule A, dated November 13, 2009, to the Master Administration Fee Waiver Agreement between Registrant and BTC is incorporated herein by reference to PEA No. 81.

 (h)(12) Sub-Administration Agreement among Registrant, BTC, and IBT/2/ on behalf of the Funds, dated October 21, 1996, is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 14, filed June 30, 1997.

 (h)(13) Amendment to Sub-Administration Agreement, effective December 31, 2002, among Registrant, BTC and IBT/2/ is incorporated herein by reference to PEA No. 57.

 (h)(14) Amendment to Sub-Administration Agreement, effective September 1, 2004, among Registrant, BTC and IBT/2/ is incorporated herein by reference to PEA No. 58.

 (h)(15) Amendment to Sub-Administration Agreement, effective January 1, 2006, among Registrant, BTC and IBT/2/ is incorporated herein by reference to PEA No. 59.

----------
/3/  Prior to December 1, 2009, BTC was known as Barclays Global Investors, N.A.

 (h)(16) Amendment to Sub-Administration Agreement, effective January 1, 2007, among Registrant, BTC and IBT/2/ is incorporated herein by reference to PEA No. 59.

 (h)(17) Revised Master Fee Schedule, dated January 1, 2006, to each of the Sub-Administration, Custody and Transfer Agency and Service Agreements between Registrant and IBT/2/ is incorporated herein by reference to PEA No. 59.

 (h)(18) Service Agreement between Registrant and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") on behalf of the Funds, dated December 31, 1997, is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15, filed June 30, 1998 ("PEA No. 15").

 (h)(19) Financial Services Agreement between Registrant and Merrill Lynch on behalf of the Funds, dated December 31, 1997, is incorporated herein by reference to PEA No. 15.

 (h)(20) License Agreement, dated January 1, 2003, between Standard & Poor's and BTC is incorporated herein by reference to PEA No. 57.

 (h)(21) Amended and Restated Securities Lending Agency Agreement between Registrant and BTC, dated November 2, 2009, is incorporated herein by reference to PEA No. 81.

 (h)(22) Schedule A, dated November 2, 2009, to the Amended and Restated Securities Lending Agency Agreement between Registrant and BTC is incorporated herein by reference to PEA No. 81.

 (h)(23) Exhibit A, dated November 2, 2009, to the Amended and Restated Securities Lending Agency Agreement between Registrant and BTC is incorporated herein by reference to PEA No. 81.

 (h)(24) Independent Expense Reimbursement Agreement among Registrant, Master Investment Portfolio ("MIP"), BTC and BlackRock Fund Advisors/4/ ("BFA"), dated November 13, 2009, is incorporated herein by reference to PEA No. 81.

 (h)(25) Form of Bank Agency Agreement between Registrant and SEI is incorporated herein by reference to PEA No. 59.

 (h)(26) Schedule I, dated March 26, 2008, to the Form of Bank Agency Agreement between Registrant and SEI is incorporated herein by reference to PEA No. 66.

 (h)(27) Form of Sub-Distribution Agreement between Registrant and SEI is incorporated herein by reference to PEA No. 59.

 (h)(28) Schedule I, dated March 26, 2008, to the Form of Sub-Distribution Agreement between Registrant and SEI is incorporated herein by reference to PEA No. 66.

   (i) Opinion and Consent of Counsel (Sidley Austin LLP) to be filed by amendment.

   (j) Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP) to be filed by amendment.

   (k)      Not applicable.

   (l)      Not applicable.

   (m)      Distribution Plan is incorporated herein by reference to PEA No. 84.

  (n)(1) Amended and Restated Rule 18f-3 Multi-Class Plan, to be filed by amendment.

----------
/4/  Prior to December 1, 2009, BFA was known as Barclays Global Fund Advisors.

  (p)(1) Registrant Code of Ethics is incorporated herein by reference to PEA No. 81.

  (p)(2) Code of Ethics of SEI, dated January 2004, is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 56, filed April 29, 2005.

   (q) Power of Attorney for Henry Gabbay, David O. Beim, Ronald W. Forbes, Dr. Matina S. Horner, Rodney D. Johnson, Cynthia A. Montgomery, Joseph P. Platt, Jr., Robert C. Robb, Jr., Toby Rosenblatt, Kenneth
            L. Urish, Herbert I. London, Richard S. Davis and Frederick W. Winter is incorporated herein by reference to PEA No. 84.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
         -------------------------------------------------------------

The chart below identifies persons who, as of November 30, 2009, are controlled by or who are under common control with the Registrant. For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Each of the companies listed below is organized under the laws of the State of Delaware.

                                        PERSON CONTROLLED BY OR UNDER COMMON CONTROL   PERCENTAGE OF VOTING
          FUND OR FUND CLASS                        WITH THE REGISTRANT                     SECURITIES
          ------------------            --------------------------------------------   --------------------
     BlackRock Bond Index Fund                  Bond Index Master Portfolio                    100%
                                                     400 Howard Street
                                                  San Francisco, CA 94105

   LifePath(R)Retirement Portfolio          LifePath Retirement Master Portfolio                50%
                                                     400 Howard Street
                                                  San Francisco, CA 94105

      LifePath 2020 Portfolio(R)              LifePath 2020 Master Portfolio
                                                     400 Howard Street                          53%
                                                  San Francisco, CA 94105

      LifePath 2030 Portfolio(R)              LifePath 2030 Master Portfolio
                                                     400 Howard Street                          51%
                                                  San Francisco, CA 94105

      LifePath 2040 Portfolio(R)              LifePath 2040 Master Portfolio                    52%
                                                     400 Howard Street
                                                    San Francisco, CA 94105

      LifePath(R)2050 Portfolio                LifePath 2050 Master Portfolio                   41%
                                                     400 Howard Street
                                                    San Francisco, CA 94105

  BlackRock Cash Funds: Government       Government Money Market Master Portfolio
                                                     400 Howard Street                         100%
                                                  San Francisco, CA 94105

BlackRock Cash Funds: Institutional            Money Market Master Portfolio
                                                     400 Howard Street                          97%
                                                  San Francisco, CA 94105

    BlackRock Cash Funds: Prime             Prime Money Market Master Portfolio                 96%
                                                     400 Howard Street
                                                  San Francisco, CA 94105

   BlackRock Cash Funds: Treasury         Treasury Money Market Master Portfolio
                                                     400 Howard Street                          97%
                                                  San Francisco, CA 94105

ITEM 30. INDEMNIFICATION.
         ---------------

     Section 10.02 of the Registrant's Amended and Restated Agreement and Declaration of Trust provides:

          (a) Subject to the exceptions and limitations contained in paragraph
     (b) below: (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he or she becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof; and (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorney's fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

          (b) No indemnification shall be provided hereunder to a Covered
     Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office:
     (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who neither are Interested Persons of the Trust nor are parties to the matter based upon a review of readily-available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily-available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder, by appropriate legal proceedings, may challenge any such determination by the Trustees or by independent counsel.

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

          (d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be repaid by such Covered Person to the Trust or Series if it ultimately is determined that he or she is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided a surety bond or some other appropriate security for such undertaking; (ii) the Trust or Series thereof is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily-available facts (as opposed to a trial-type inquiry or full investigation), that there is a reason to believe that such Covered Person will be entitled to indemnification under this Section
     10.02. In connection with any determination pursuant to clause (iii) of the preceding sentence, any Covered Person who is a Trustee and is not an Interested Person of the Trust and any Covered Person who has been a Trustee and at such time was not an Interested Person of the Trust shall be entitled to a rebuttable presumption that he or she has not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
         ----------------------------------------------------

     The Funds currently do not retain an investment adviser. The Master Investment Portfolio ("MIP"), in which a given Fund invests, is advised by BlackRock Fund Advisors, a wholly-owned subsidiary of BlackRock Institutional Trust Company, N.A., located at 400 Howard Street, San Francisco, California 94105. BFA's business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

     The information required by this Item 31 about officers and directors of BFA, together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV, filed by BFA pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-22609).

ITEM 32. PRINCIPAL UNDERWRITERS.
         ----------------------

(a) Registrant's distributor, SEI, acts as a principal underwriter, distributor or investment adviser for each of the following investment companies (other than the Registrant):

SEI Daily Income Trust
SEI Liquid Asset Trust
SEI Tax Exempt Trust
SEI Institutional Managed Trust
SEI Institutional International Trust
The Advisors' Inner Circle Fund
The Advisors' Inner Circle Fund II
Bishop Street Funds
SEI Asset Allocation Trust
SEI Institutional Investments Trust
Oak Associates Funds
CNI Charter Funds
iShares, Inc.
iShares Trust
Optique Funds, Inc.
Causeway Capital Management Trust
SEI Opportunity Fund, LP
The Arbitrage Funds
The Turner Funds
ProShares Trust
Community Reinvestment Act Qualified Investment Fund
SEI Alpha Strategy Portfolios, LP
TD Asset Management USA Funds
SEI Structured Credit Fund, LP
Wilshire Mutual Funds, Inc.
Wilshire Variable Insurance Trust
Forward Funds
Global X Funds
Faith Shares Trust
Schwab Strategic Trust

SEI provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Set forth below is information with respect to each director, officer or partner of each principal underwriter named in Item 20 of Part B. The business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

                    Position and Office                       Positions and Offices
Name                with Distributor                            with Registrant
----                ----------------                          ---------------------
William M. Doran    Director                                          --

Edward D. Loughlin  Director                                          --

Wayne M. Withrow    Director                                          --

Kevin Barr          President & Chief Executive Officer               --

Maxine Chou         Chief Financial Officer, Chief
                    Operations Officer & Treasurer                    --

John Munch          General Counsel & Secretary                       --

Karen LaTourette    Chief Compliance Officer, Anti-Money
                    Laundering Officer & Assistant Secretary          --

Mark J. Held        Senior Vice President                             --

Lori L. White       Vice President & Assistant Secretary              --

Robert Silvestri    Vice President                                    --

John Coary          Vice President & Assistant Secretary              --

John Cronin         Vice President                                    --

(c) Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.
         --------------------------------

     (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the 1940 Act and the rules thereunder (collectively, "Records") at the offices of State Street Bank and Trust Company ("State Street"), 200 Clarendon Street, Boston, Massachusetts 02116.

     (b) BFA and BTC maintain all Records relating to their services as adviser and administrator, respectively, to the MIP Master Portfolios at 400 Howard Street, San Francisco, California 94105.

     (c) SEI maintains all Records relating to its services as distributor at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

     (d) State Street maintains all Records relating to its services as sub-administrator, transfer agent and custodian at 200 Clarendon Street, Boston, Massachusetts 02116.

ITEM 34. MANAGEMENT SERVICES.
         -------------------

     Other than as set forth under the caption "Management" in the Statements of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

ITEM 35. UNDERTAKINGS.
         ------------

     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the 1940 Act, BlackRock Funds III (the "Registrant") has duly caused this Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York, and State of New York on the 7/th/ day of April 2010.

                                       BLACKROCK FUNDS III


                                       By /s/ Anne F. Ackerley
                                          -------------------------------------
                                          Anne F. Ackerley
                                          President and Chief Executive Officer
                                          (Chief Executive Officer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                 Title                                   Date
---------                                 -----                                   ----
/s/ Anne F. Ackerley                      President and Chief Executive Officer   April 7, 2010
--------------------------------------    (Chief Executive Officer)
Anne F. Ackerley


/s/ Neal J. Andrews                       Chief Financial Officer                 April 7, 2010
--------------------------------------
Neal J. Andrews


Richard S. Davis*                         Trustee                                 April 7, 2010
--------------------------------------
Richard S. Davis


Henry Gabbay*                             Trustee                                 April 7, 2010
--------------------------------------
Henry Gabbay


David O. Beim*                            Trustee                                 April 7, 2010
--------------------------------------
David O. Beim


Ronald W. Forbes*                         Trustee                                 April 7, 2010
--------------------------------------
Ronald W. Forbes


Dr. Matina S. Horner*                     Trustee                                 April 7, 2010
--------------------------------------
Dr. Matina S. Horner


Rodney D. Johnson*                        Trustee                                 April 7, 2010
--------------------------------------
Rodney D. Johnson


Herbert I. London*                        Trustee                                 April 7, 2010
--------------------------------------
Herbert I. London


Cynthia A. Montgomery*                    Trustee                                 April 7, 2010
--------------------------------------
Cynthia A. Montgomery


Joseph P. Platt, Jr.*                     Trustee                                 April 7, 2010
--------------------------------------
Joseph P. Platt, Jr.


Robert C. Robb, Jr.*                      Trustee                                 April 7, 2010
--------------------------------------
Robert C. Robb, Jr.

Toby Rosenblatt*                          Trustee                                 April 7, 2010
--------------------------------------
Toby Rosenblatt


Kenneth L. Urish*                         Trustee                                 April 7, 2010
--------------------------------------
Kenneth L. Urish


Frederick W. Winter*                      Trustee                                 April 7, 2010
--------------------------------------
Frederick W. Winter

*By: /s/ Edward B. Baer                                                           April 7, 2010
     ---------------------------------
     Edward B. Baer
     (Attorney-in-Fact)

----------
* As Attorney-in-Fact pursuant to the power of attorney, dated December 3, 2009, incorporated herein by reference to PEA No. 84.

                                   SIGNATURES

This Registration Statement on Form N-1A of BlackRock Funds III (the "Registrant") contains certain disclosures regarding series of the Master Investment Portfolio (the "Trust"). The Trust has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of the Registrant to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on April 7, 2010. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

                                       MASTER INVESTMENT PORTFOLIO


                                       By /s/ Anne F. Ackerley
                                          -------------------------------------
                                          Anne F. Ackerley
                                          President and Chief Executive Officer
                                          (Chief Executive Officer)

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on April 7, 2010. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

Signature                                 Title                                   Date
---------                                 -----                                   ----
/s/ Anne F. Ackerley                      President and Chief Executive Officer   April 7, 2010
--------------------------------------    (Chief Executive Officer)
Anne F. Ackerley


/s/ Neal J. Andrews                       Chief Financial Officer                 April 7, 2010
--------------------------------------
Neal J. Andrews


Richard S. Davis*                         Trustee                                 April 7, 2010
--------------------------------------
Richard S. Davis


Henry Gabbay*                             Trustee                                 April 7, 2010
--------------------------------------
Henry Gabbay


David O. Beim*                            Trustee                                 April 7, 2010
--------------------------------------
David O. Beim


Ronald W. Forbes*                         Trustee                                 April 7, 2010
--------------------------------------
Ronald W. Forbes


Dr. Matina S. Horner*                     Trustee                                 April 7, 2010
--------------------------------------
Dr. Matina S. Horner


Rodney D. Johnson*                        Trustee                                 April 7, 2010
--------------------------------------
Rodney D. Johnson


Herbert I. London*                        Trustee                                 April 7, 2010
--------------------------------------
Herbert I. London


Cynthia A. Montgomery*                    Trustee                                 April 7, 2010
--------------------------------------
Cynthia A. Montgomery


Joseph P. Platt, Jr.*                     Trustee                                 April 7, 2010
--------------------------------------
Joseph P. Platt, Jr.


Robert C. Robb, Jr.*                      Trustee                                 April 7, 2010
--------------------------------------
Robert C. Robb, Jr.

Toby Rosenblatt*                          Trustee                                 April 7, 2010
--------------------------------------
Toby Rosenblatt


Kenneth L. Urish*                         Trustee                                 April 7, 2010
--------------------------------------
Kenneth L. Urish


Frederick W. Winter*                      Trustee                                 April 7, 2010
--------------------------------------
Frederick W. Winter


*By: /s/ Edward B. Baer                                                           April 7, 2010
     ---------------------------------
     Edward B. Baer
     (Attorney-in-Fact)

----------
* As Attorney-in-Fact pursuant to the power of attorney, dated December 3, 2009, incorporated herein by reference to PEA No. 84.